September 30, 2022 :: ProFund Access VP High Yield ::

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligations (47.7%)

	Principal Amount	Value
U.S. Treasury Note, 3.13%, 8/31/27	$4,750,000	$4,556,846
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,692,857)		4,556,846

Repurchase Agreements(a) (43.2%)

Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $4,134,994	4,134,000	4,134,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,134,000)		4,134,000
TOTAL INVESTMENT SECURITIES
(Cost $8,826,857) - 90.9%		8,690,846
Net other assets (liabilities) - 9.1%		872,868

NET ASSETS - 100.0%		$9,563,714

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	14	1/3/23	$1,504,344	$(50,141)

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Sell Protection(1)

Underlying Instrument	Payment Frequency	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement; Series 39	Daily	5.00%	12/20/27	5.46%	$8,330,000	$(352,143)	$(379,132)	$26,989	$(19,817)

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(3)	The notional amount represents the maximum potential amount the Fund could be required pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

September 30, 2022 :: ProFund VP Asia 30 ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.7%)

	Shares	Value
360 DigiTech, Inc.ADR (Consumer Finance)	21,561	$276,412
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	7,208	576,568
Baidu, Inc.*ADR (Interactive Media & Services)	4,552	534,814
Beigene, Ltd.*ADR (Biotechnology)	5,058	681,920
Bilibili, Inc.*ADR(a) (Entertainment)	16,313	249,915
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	14,732	781,974
Futu Holdings, Ltd.*ADR(a) (Capital Markets)	11,002	410,265
GDS Holdings, Ltd.*ADR(a) (IT Services)	11,128	196,520
HDFC Bank, Ltd.ADR (Banks)	7,082	413,730
ICICI Bank, Ltd.ADR (Banks)	37,052	776,981
Infosys, Ltd.ADR (IT Services)	39,202	665,258
iQIYI, Inc.*ADR (Entertainment)	112,168	303,975
JD.com, Inc.ADR (Internet & Direct Marketing Retail)	9,358	470,707
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	10,243	567,360
JOYY, Inc.ADR (Interactive Media & Services)	9,421	244,946
KE Holdings, Inc.*ADR (Real Estate Management & Development)	25,545	447,548
Li Auto, Inc.*ADR (Automobiles)	20,297	467,034
Lufax Holding, Ltd.ADR (Consumer Finance)	101,230	257,124
NetEase, Inc.ADR(a) (Entertainment)	7,714	583,179
NIO, Inc.*ADR (Automobiles)	24,723	389,882
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	12,646	791,388
Rlx Technology, Inc.*ADR(a) (Tobacco)	126,015	132,316
Sea, Ltd.*ADR (Entertainment)	5,564	311,862
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	16,060	1,101,074
TAL Education Group*ADR (Diversified Consumer Services)	132,844	656,249
Tencent Music Entertainment Group*ADR (Entertainment)	75,116	304,971
Up Fintech Holding, Ltd.*ADR(a) (Capital Markets)	95,349	313,698
XPeng, Inc.*ADR (Automobiles)	16,756	200,234
Zai Lab, Ltd.*ADR (Biotechnology)	8,726	298,429
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	18,526	445,180
TOTAL COMMON STOCKS
(Cost $10,678,967)		13,851,513

Repurchase Agreements(b) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $53,013	$53,000	$53,000
TOTAL REPURCHASE AGREEMENTS
(Cost $53,000)		53,000

Collateral for Securities Loaned(c) (13.0%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 2.85%(d)	1,792,418	$1,792,418
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $1,792,418)		1,792,418
TOTAL INVESTMENT SECURITIES
(Cost $12,524,385) - 114.1%		15,696,931
Net other assets (liabilities) - (14.1)%		(1,935,995)

NET ASSETS - 100.0%		$13,760,936

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $1,731,233.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2022.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2022.
ADR	American Depositary Receipt

:: ProFund VP Asia 30 :: September 30, 2022

ProFund VP Asia 30 invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Air Freight & Logistics	$445,180	3.2%
Automobiles	1,057,150	7.7%
Banks	1,190,711	8.7%
Biotechnology	980,349	7.1%
Capital Markets	723,963	5.3%
Consumer Finance	533,536	3.9%
Diversified Consumer Services	656,249	4.8%
Entertainment	1,753,902	12.7%
Interactive Media & Services	779,760	5.7%
Internet & Direct Marketing Retail	1,838,663	13.3%
IT Services	861,778	6.2%
Real Estate Management & Development	447,548	3.3%
Semiconductors & Semiconductor Equipment	2,450,408	17.8%
Tobacco	132,316	1.0%
Other**	(90,577)	(0.7)%
Total	$13,760,936	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of September 30, 2022:

	Value	% of Net Assets
China	$10,582,608	76.9%
India	1,855,969	13.5%
Singapore	311,862	2.3%
Taiwan	1,101,074	8.0%
Other**	(90,577)	(0.7)%
Total	$13,760,936	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2022 :: ProFund VP Banks ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (80.8%)

	Shares	Value
Bank of America Corp. (Banks)	20,402	$616,139
Bank OZK (Banks)	325	12,857
BOK Financial Corp. (Banks)	85	7,553
Citigroup, Inc. (Banks)	5,652	235,519
Citizens Financial Group, Inc. (Banks)	1,447	49,719
Comerica, Inc. (Banks)	382	27,160
Commerce Bancshares, Inc. (Banks)	318	21,039
Cullen/Frost Bankers, Inc. (Banks)	187	24,725
East West Bancorp, Inc. (Banks)	411	27,595
F.N.B. Corp. (Banks)	1,024	11,878
Fifth Third Bancorp (Banks)	2,003	64,016
First Citizens BancShares, Inc. - Class A (Banks)	39	31,100
First Financial Bankshares, Inc. (Banks)	379	15,854
First Horizon Corp. (Banks)	1,567	35,875
First Republic Bank (Banks)	533	69,583
Glacier Bancorp, Inc. (Banks)	323	15,869
Home BancShares, Inc. (Banks)	557	12,538
Huntington Bancshares, Inc. (Banks)	4,209	55,475
JPMorgan Chase & Co. (Banks)	8,559	894,415
KeyCorp (Banks)	2,722	43,606
M&T Bank Corp. (Banks)	513	90,452
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,360	11,601
Pinnacle Financial Partners, Inc. (Banks)	223	18,085
Popular, Inc. (Banks)	219	15,781
Prosperity Bancshares, Inc. (Banks)	266	17,737
Regions Financial Corp. (Banks)	2,727	54,731
Signature Bank (Banks)	184	27,784
SouthState Corp. (Banks)	221	17,486
SVB Financial Group* (Banks)	172	57,754
Synovus Financial Corp. (Banks)	424	15,904
TFS Financial Corp. (Thrifts & Mortgage Finance)	139	1,807
The PNC Financial Services Group, Inc. (Banks)	1,197	178,856
Truist Financial Corp. (Banks)	3,871	168,543
U.S. Bancorp (Banks)	3,946	159,103
UMB Financial Corp. (Banks)	127	10,705
Umpqua Holdings Corp. (Banks)	633	10,818
United Bankshares, Inc. (Banks)	393	14,050
Valley National Bancorp (Banks)	1,226	13,241
Webster Financial Corp. (Banks)	513	23,188
Wells Fargo & Co. (Banks)	11,070	445,235
Western Alliance Bancorp (Banks)	316	20,774
Wintrust Financial Corp. (Banks)	177	14,434
Zions Bancorp (Banks)	439	22,328
TOTAL COMMON STOCKS
(Cost $1,126,158)		3,682,912
TOTAL INVESTMENT SECURITIES
(Cost $1,126,158) - 80.8%		3,682,912
Net other assets (liabilities) - 19.2%		874,525

NET ASSETS - 100.0%		$4,557,437

*	Non-income producing security.

:: ProFund VP Banks :: September 30, 2022

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	10/24/22	3.68%	$871,578	$(1,835)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Banks invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Banks	$3,669,504	80.5%
Thrifts & Mortgage Finance	13,408	0.3%
Other**	874,525	19.2%
Total	$4,557,437	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2022 :: ProFund VP Basic Materials ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.1%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	3,669	$853,886
Albemarle Corp. (Chemicals)	1,938	512,485
Alcoa Corp. (Metals & Mining)	2,976	100,172
Ashland, Inc. (Chemicals)	824	78,255
Axalta Coating Systems, Ltd.* (Chemicals)	3,647	76,806
Celanese Corp. (Chemicals)	1,649	148,971
CF Industries Holdings, Inc. (Chemicals)	3,296	317,240
Cleveland-Cliffs, Inc.* (Metals & Mining)	8,557	115,263
Commercial Metals Co. (Metals & Mining)	1,993	70,712
Corteva, Inc. (Chemicals)	11,888	679,399
Dow, Inc. (Chemicals)	11,881	521,932
DuPont de Nemours, Inc. (Chemicals)	8,287	417,665
Eastman Chemical Co. (Chemicals)	2,031	144,303
Ecolab, Inc. (Chemicals)	4,101	592,266
Element Solutions, Inc. (Chemicals)	3,772	61,370
FMC Corp. (Chemicals)	2,084	220,279
Freeport-McMoRan, Inc. (Metals & Mining)	23,654	646,463
Ginkgo Bioworks Holdings, Inc.*(a) (Chemicals)	12,705	39,640
Huntsman Corp. (Chemicals)	3,131	76,835
International Flavors & Fragrances, Inc. (Chemicals)	4,216	382,939
Linde PLC (Chemicals)	8,245	2,222,770
LyondellBasell Industries N.V. - Class A (Chemicals)	4,209	316,854
MP Materials Corp.* (Metals & Mining)	1,526	41,660
NewMarket Corp. (Chemicals)	115	34,595
Newmont Corp. (Metals & Mining)	13,130	551,853
Nucor Corp. (Metals & Mining)	4,330	463,266
Olin Corp. (Chemicals)	2,233	95,751
PPG Industries, Inc. (Chemicals)	3,888	430,363
Reliance Steel & Aluminum Co. (Metals & Mining)	997	173,887
Royal Gold, Inc. (Metals & Mining)	1,086	101,889
RPM International, Inc. (Chemicals)	2,134	177,784
Steel Dynamics, Inc. (Metals & Mining)	2,870	203,627
The Chemours Co. (Chemicals)	2,565	63,227
The Mosaic Co. (Chemicals)	5,712	276,061
The Scotts Miracle-Gro Co. - Class A (Chemicals)	668	28,557
United States Steel Corp. (Metals & Mining)	3,924	71,103
Valvoline, Inc. (Chemicals)	2,927	74,170
Westlake Chemical Corp. (Chemicals)	571	49,608
TOTAL COMMON STOCKS
(Cost $4,810,052)		11,433,906

Repurchase Agreements(b) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $49,012	$49,000	$49,000
TOTAL REPURCHASE AGREEMENTS
(Cost $49,000)		49,000

Collateral for Securities Loaned(c) (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 2.85%(d)	40,313	$40,313
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $40,313)		40,313
TOTAL INVESTMENT SECURITIES
(Cost $4,899,365) - 99.8%		11,523,219
Net other assets (liabilities) - 0.2%		26,397

NET ASSETS - 100.0%		$11,549,616

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $38,700.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2022.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2022.

:: ProFund VP Basic Materials :: September 30, 2022

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	10/24/22	3.68%	$130,313	$(2,628)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Basic Materials invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Chemicals	$8,894,011	77.1%
Metals & Mining	2,539,895	22.0%
Other**	115,710	0.9%
Total	$11,549,616	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2022 :: ProFund VP Bear ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (97.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $5,708,373	$5,707,000	$5,707,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,707,000)		5,707,000
TOTAL INVESTMENT SECURITIES
(Cost $5,707,000) - 97.6%		5,707,000
Net other assets (liabilities) - 2.4%		139,198

NET ASSETS - 100.0%		$5,846,198

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2022, the aggregate amount held in a segregated account was $692,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	2	12/19/22	$(360,150)	$39,511

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	10/27/22	(3.43)%	$(3,954,939)	$45,906
S&P 500	UBS AG	10/27/22	(3.23)%	(1,531,418)	25,870
				$(5,486,357)	$71,776

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2022 :: ProFund VP Biotechnology ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (81.6%)

	Shares	Value
10X Genomics, Inc.* - Class A (Life Sciences Tools & Services)	2,760	$78,605
AbbVie, Inc. (Biotechnology)	51,355	6,892,354
Agilent Technologies, Inc. (Life Sciences Tools & Services)	8,676	1,054,568
Alkermes PLC* (Biotechnology)	4,770	106,514
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	3,486	697,758
Amgen, Inc. (Biotechnology)	15,537	3,502,039
Apellis Pharmaceuticals, Inc.* (Biotechnology)	2,712	185,230
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	3,073	101,563
Avantor, Inc.* (Life Sciences Tools & Services)	19,572	383,611
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	2,178	93,349
Beam Therapeutics, Inc.* (Biotechnology)	1,715	81,703
Biogen, Inc.* (Biotechnology)	4,215	1,125,405
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	1,848	279,362
BioMarin Pharmaceutical, Inc.* (Biotechnology)	5,387	456,656
Bio-Techne Corp. (Life Sciences Tools & Services)	1,140	323,760
Blueprint Medicines Corp.* (Biotechnology)	1,734	114,253
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,477	290,674
CRISPR Therapeutics AG* (Biotechnology)	2,265	148,018
Danaher Corp. (Health Care Equipment & Supplies)	19,012	4,910,610
Denali Therapeutics, Inc.* (Biotechnology)	2,830	86,853
Exact Sciences Corp.* (Biotechnology)	5,139	166,966
Exelixis, Inc.* (Biotechnology)	9,346	146,545
Fate Therapeutics, Inc.* (Biotechnology)	2,394	53,650
Gilead Sciences, Inc. (Biotechnology)	36,398	2,245,392
Halozyme Therapeutics, Inc.* (Biotechnology)	4,001	158,200
Horizon Therapeutics PLC* (Pharmaceuticals)	6,691	414,106
Illumina, Inc.* (Life Sciences Tools & Services)	4,563	870,575
Incyte Corp.* (Biotechnology)	5,362	357,324
Intellia Therapeutics, Inc.* (Biotechnology)	2,207	123,504
Ionis Pharmaceuticals, Inc.* (Biotechnology)	4,122	182,316
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	5,417	981,235
Maravai LifeSciences Holdings, Inc.* - Class A (Life Sciences Tools & Services)	3,170	80,930
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	729	114,577
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	654	709,014
Mirati Therapeutics, Inc.* (Biotechnology)	1,453	101,478
Moderna, Inc.* (Biotechnology)	9,772	1,155,539
Natera, Inc.* (Biotechnology)	2,815	123,353
Neurocrine Biosciences, Inc.* (Biotechnology)	2,778	295,051
Novavax, Inc.* (Biotechnology)	2,271	41,332
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,114	2,145,141
Repligen Corp.* (Life Sciences Tools & Services)	1,499	280,478
Sarepta Therapeutics, Inc.* (Biotechnology)	2,543	281,103
Seagen, Inc.* (Biotechnology)	3,966	542,668
Sotera Health Co.* (Life Sciences Tools & Services)	2,876	19,614
Syneos Health, Inc.* (Life Sciences Tools & Services)	2,981	140,554
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	2,034	84,228
United Therapeutics Corp.* (Biotechnology)	1,322	276,800
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,449	2,156,783
Vir Biotechnology, Inc.* (Biotechnology)	2,195	42,320
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	2,151	529,318
TOTAL COMMON STOCKS
(Cost $16,674,058)		35,732,979

Repurchase Agreements(a) (0.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $259,062	$259,000	$259,000
TOTAL REPURCHASE AGREEMENTS
(Cost $259,000)		259,000
TOTAL INVESTMENT SECURITIES
(Cost $16,933,058) - 82.2%		35,991,979
Net other assets (liabilities) - 17.8%		7,777,326

NET ASSETS - 100.0%		$43,769,305

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Biotechnology :: September 30, 2022

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	10/24/22	3.68%	$8,041,102	$(6,563)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Biotechnology invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Biotechnology	$24,457,401	55.9%
Health Care Equipment & Supplies	5,439,928	12.4%
Life Sciences Tools & Services	5,328,195	12.2%
Pharmaceuticals	414,106	0.9%
Semiconductors & Semiconductor Equipment	93,349	0.2%
Other**	8,036,326	18.4%
Total	$43,769,305	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2022 :: ProFund VP Bull ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (74.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	841	$92,931
A.O. Smith Corp. (Building Products)	195	9,473
Abbott Laboratories (Health Care Equipment & Supplies)	2,662	257,574
AbbVie, Inc. (Biotechnology)	2,688	360,756
ABIOMED, Inc.* (Health Care Equipment & Supplies)	69	16,951
Accenture PLC - Class A (IT Services)	962	247,523
Activision Blizzard, Inc. (Entertainment)	1,083	80,510
Adobe, Inc.* (Software)	712	195,942
Advance Auto Parts, Inc. (Specialty Retail)	92	14,383
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,453	155,422
Aflac, Inc. (Insurance)	874	49,119
Agilent Technologies, Inc. (Life Sciences Tools & Services)	454	55,184
Air Products & Chemicals, Inc. (Chemicals)	337	78,429
Akamai Technologies, Inc.* (IT Services)	241	19,357
Alaska Air Group, Inc.* (Airlines)	194	7,595
Albemarle Corp. (Chemicals)	178	47,070
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	226	31,683
Align Technology, Inc.* (Health Care Equipment & Supplies)	111	22,989
Allegion PLC (Building Products)	133	11,927
Alliant Energy Corp. (Electric Utilities)	381	20,189
Alphabet, Inc.* - Class A (Interactive Media & Services)	9,114	871,754
Alphabet, Inc.* - Class C (Interactive Media & Services)	8,151	783,719
Altria Group, Inc. (Tobacco)	2,738	110,560
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	13,473	1,522,449
Amcor PLC (Containers & Packaging)	2,284	24,508
Ameren Corp. (Multi-Utilities)	393	31,656
American Airlines Group, Inc.* (Airlines)	989	11,908
American Electric Power Co., Inc. (Electric Utilities)	781	67,517
American Express Co. (Consumer Finance)	912	123,038
American International Group, Inc. (Insurance)	1,156	54,887
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	708	152,008
American Water Works Co., Inc. (Water Utilities)	276	35,924
Ameriprise Financial, Inc. (Capital Markets)	164	41,320
AmerisourceBergen Corp. (Health Care Providers & Services)	236	31,938
AMETEK, Inc. (Electrical Equipment)	349	39,580
Amgen, Inc. (Biotechnology)	814	183,476
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	903	60,465
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	790	110,079
ANSYS, Inc.* (Software)	133	29,486
Aon PLC (Insurance)	321	85,986
APA Corp. (Oil, Gas & Consumable Fuels)	497	16,992
Apple, Inc. (Technology Hardware, Storage & Peripherals)	22,963	3,173,487
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,322	108,311
Aptiv PLC* (Auto Components)	412	32,223
Archer-Daniels-Midland Co. (Food Products)	852	68,543
Arista Networks, Inc.* (Communications Equipment)	374	42,221
Arthur J. Gallagher & Co. (Insurance)	318	54,448
Assurant, Inc. (Insurance)	82	11,912
AT&T, Inc. (Diversified Telecommunication Services)	10,832	166,163
Atmos Energy Corp. (Gas Utilities)	212	21,592
Autodesk, Inc.* (Software)	331	61,831
Automatic Data Processing, Inc. (IT Services)	631	142,726
AutoZone, Inc.* (Specialty Retail)	29	62,116
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	212	39,048
Avery Dennison Corp. (Containers & Packaging)	124	20,175
Baker Hughes Co. - Class A (Energy Equipment & Services)	1,539	32,257
Ball Corp. (Containers & Packaging)	477	23,049
Bank of America Corp. (Banks)	10,627	320,936
Bath & Body Works, Inc. (Specialty Retail)	347	11,312
Baxter International, Inc. (Health Care Equipment & Supplies)	766	41,257
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	432	96,263
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,742	732,169
Best Buy Co., Inc. (Specialty Retail)	305	19,319
Biogen, Inc.* (Biotechnology)	220	58,740
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	32	13,348
Bio-Techne Corp. (Life Sciences Tools & Services)	60	17,040
BlackRock, Inc. - Class A (Capital Markets)	229	126,014
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	60	98,593
BorgWarner, Inc. (Auto Components)	360	11,304
Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	217	16,268

:: ProFund VP Bull :: September 30, 2022

Common Stocks, continued

	Shares	Value
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,176	$84,276
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,246	230,758
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	614	272,622
Broadridge Financial Solutions, Inc. (IT Services)	178	25,689
Brown & Brown, Inc. (Insurance)	356	21,531
Brown-Forman Corp. - Class B (Beverages)	277	18,440
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	188	18,106
Cadence Design Systems, Inc.* (Software)	416	67,987
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	327	10,549
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	162	19,351
Campbell Soup Co. (Food Products)	307	14,466
Capital One Financial Corp. (Consumer Finance)	582	53,643
Cardinal Health, Inc. (Health Care Providers & Services)	413	27,539
CarMax, Inc.* (Specialty Retail)	241	15,911
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	1,500	10,545
Carrier Global Corp. (Building Products)	1,280	45,517
Catalent, Inc.* (Pharmaceuticals)	273	19,754
Caterpillar, Inc. (Machinery)	801	131,428
Cboe Global Markets, Inc. (Capital Markets)	162	19,014
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	488	32,945
CDW Corp. (Electronic Equipment, Instruments & Components)	206	32,152
Celanese Corp. (Chemicals)	152	13,732
Centene Corp.* (Health Care Providers & Services)	869	67,617
CenterPoint Energy, Inc. (Multi-Utilities)	957	26,968
Ceridian HCM Holding, Inc.* (Software)	232	12,964
CF Industries Holdings, Inc. (Chemicals)	304	29,260
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	77	15,154
Charter Communications, Inc.* - Class A (Media)	169	51,266
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,739	393,512
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	41	61,613
Chubb, Ltd. (Insurance)	635	115,495
Church & Dwight Co., Inc. (Household Products)	369	26,361
Cigna Corp. (Health Care Providers & Services)	464	128,746
Cincinnati Financial Corp. (Insurance)	241	21,586
Cintas Corp. (Commercial Services & Supplies)	131	50,853
Cisco Systems, Inc. (Communications Equipment)	6,294	251,760
Citigroup, Inc. (Banks)	2,945	122,718
Citizens Financial Group, Inc. (Banks)	754	25,907
Citrix Systems, Inc. (Software)	190	19,760
CME Group, Inc. (Capital Markets)	546	96,713
CMS Energy Corp. (Multi-Utilities)	441	25,684
Cognizant Technology Solutions Corp. - Class A (IT Services)	788	45,263
Colgate-Palmolive Co. (Household Products)	1,267	89,007
Comcast Corp. - Class A (Media)	6,694	196,335
Comerica, Inc. (Banks)	198	14,078
Conagra Brands, Inc. (Food Products)	730	23,820
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,934	197,926
Consolidated Edison, Inc. (Multi-Utilities)	540	46,310
Constellation Brands, Inc. - Class A (Beverages)	241	55,353
Constellation Energy Corp. (Electric Utilities)	496	41,262
Copart, Inc.* (Commercial Services & Supplies)	326	34,686
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,157	33,576
Corteva, Inc. (Chemicals)	1,093	62,465
CoStar Group, Inc.* (Professional Services)	601	41,860
Costco Wholesale Corp. (Food & Staples Retailing)	674	318,309
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	1,209	31,579
Crown Castle, Inc. (Equity Real Estate Investment Trusts (REITs))	658	95,114
CSX Corp. (Road & Rail)	3,256	86,740
Cummins, Inc. (Machinery)	213	43,348
CVS Health Corp. (Health Care Providers & Services)	1,996	190,359
D.R. Horton, Inc. (Household Durables)	481	32,396
Danaher Corp. (Health Care Equipment & Supplies)	995	256,999
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	187	23,622
DaVita, Inc.* (Health Care Providers & Services)	85	7,035
Deere & Co. (Machinery)	422	140,902
Delta Air Lines, Inc.* (Airlines)	975	27,359
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	328	9,299
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	995	59,829
DexCom, Inc.* (Health Care Equipment & Supplies)	597	48,082
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	270	32,524
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	436	43,242
Discover Financial Services (Consumer Finance)	416	37,823
DISH Network Corp.* - Class A (Media)	381	5,269
Dollar General Corp. (Multiline Retail)	345	82,752
Dollar Tree, Inc.* (Multiline Retail)	321	43,688

September 30, 2022 :: ProFund VP Bull ::

Common Stocks, continued

	Shares	Value
Dominion Energy, Inc. (Multi-Utilities)	1,265	$87,425
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	55	17,061
Dover Corp. (Machinery)	219	25,531
Dow, Inc. (Chemicals)	1,092	47,972
DTE Energy Co. (Multi-Utilities)	295	33,940
Duke Energy Corp. (Electric Utilities)	1,171	108,926
DuPont de Nemours, Inc. (Chemicals)	762	38,405
DXC Technology Co.* (IT Services)	351	8,592
Eastman Chemical Co. (Chemicals)	187	13,286
Eaton Corp. PLC (Electrical Equipment)	605	80,683
eBay, Inc. (Internet & Direct Marketing Retail)	835	30,736
Ecolab, Inc. (Chemicals)	378	54,591
Edison International (Electric Utilities)	579	32,760
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	943	77,920
Electronic Arts, Inc. (Entertainment)	401	46,400
Elevance Health, Inc. (Health Care Providers & Services)	365	165,798
Eli Lilly & Co. (Pharmaceuticals)	1,198	387,374
Emerson Electric Co. (Electrical Equipment)	898	65,752
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	206	57,159
Entergy Corp. (Electric Utilities)	308	30,994
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	892	99,663
EPAM Systems, Inc.* (IT Services)	88	31,873
EQT Corp. (Oil, Gas & Consumable Fuels)	562	22,902
Equifax, Inc. (Professional Services)	187	32,057
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	137	77,931
Equity Residential (Equity Real Estate Investment Trusts (REITs))	514	34,551
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	98	23,739
Etsy, Inc.* (Internet & Direct Marketing Retail)	193	19,325
Everest Re Group, Ltd. (Insurance)	60	15,746
Evergy, Inc. (Electric Utilities)	349	20,731
Eversource Energy (Electric Utilities)	526	41,007
Exelon Corp. (Electric Utilities)	1,507	56,452
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	231	21,642
Expeditors International of Washington, Inc. (Air Freight & Logistics)	248	21,901
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	203	35,060
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,335	553,110
F5, Inc.* (Communications Equipment)	92	13,315
FactSet Research Systems, Inc. (Capital Markets)	57	22,806
Fastenal Co. (Trading Companies & Distributors)	874	40,239
Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	111	10,003
FedEx Corp. (Air Freight & Logistics)	364	54,043
Fidelity National Information Services, Inc. (IT Services)	924	69,827
Fifth Third Bancorp (Banks)	1,043	33,334
First Horizon Corp. (Banks)	1	13
First Republic Bank (Banks)	277	36,162
FirstEnergy Corp. (Electric Utilities)	826	30,562
Fiserv, Inc.* (IT Services)	972	90,950
FleetCor Technologies, Inc.* (IT Services)	114	20,083
FMC Corp. (Chemicals)	191	20,189
Ford Motor Co. (Automobiles)	6,003	67,234
Fortinet, Inc.* (Software)	995	48,884
Fortive Corp. (Machinery)	541	31,540
Fortune Brands Home & Security, Inc. (Building Products)	197	10,577
Fox Corp. - Class A (Media)	466	14,297
Fox Corp. - Class B (Media)	214	6,099
Franklin Resources, Inc. (Capital Markets)	432	9,297
Freeport-McMoRan, Inc. (Metals & Mining)	2,174	59,416
Garmin, Ltd. (Household Durables)	235	18,873
Gartner, Inc.* (IT Services)	121	33,479
Generac Holdings, Inc.* (Electrical Equipment)	96	17,101
General Dynamics Corp. (Aerospace & Defense)	341	72,350
General Electric Co. (Industrial Conglomerates)	1,667	103,204
General Mills, Inc. (Food Products)	905	69,332
General Motors Co. (Automobiles)	2,217	71,144
Genuine Parts Co. (Distributors)	216	32,252
Gilead Sciences, Inc. (Biotechnology)	1,905	117,519
Global Payments, Inc. (IT Services)	420	45,381
Globe Life, Inc. (Insurance)	137	13,659
Halliburton Co. (Energy Equipment & Services)	1,380	33,976
Hartford Financial Services Group, Inc. (Insurance)	492	30,474
Hasbro, Inc. (Leisure Products)	197	13,282
HCA Healthcare, Inc. (Health Care Providers & Services)	327	60,099
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	821	18,817
Henry Schein, Inc.* (Health Care Providers & Services)	207	13,614
Hess Corp. (Oil, Gas & Consumable Fuels)	425	46,321
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,976	23,672
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	417	50,299
Hologic, Inc.* (Health Care Equipment & Supplies)	379	24,453
Honeywell International, Inc. (Industrial Conglomerates)	1,024	170,977
Hormel Foods Corp. (Food Products)	439	19,948
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	1,086	17,246

:: ProFund VP Bull :: September 30, 2022

Common Stocks, continued

	Shares	Value
Howmet Aerospace, Inc. (Aerospace & Defense)	563	$17,414
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,383	34,464
Humana, Inc. (Health Care Providers & Services)	193	93,642
Huntington Bancshares, Inc. (Banks)	2,194	28,917
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	60	13,290
IDEX Corp. (Machinery)	115	22,983
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	126	41,051
Illinois Tool Works, Inc. (Machinery)	428	77,318
Illumina, Inc.* (Life Sciences Tools & Services)	239	45,599
Incyte Corp.* (Biotechnology)	280	18,659
Ingersoll Rand, Inc. (Machinery)	613	26,518
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,242	160,856
Intercontinental Exchange, Inc. (Capital Markets)	848	76,617
International Business Machines Corp. (IT Services)	1,372	163,007
International Flavors & Fragrances, Inc. (Chemicals)	388	35,242
International Paper Co. (Containers & Packaging)	550	17,435
Intuit, Inc. (Software)	429	166,160
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	543	101,780
Invesco, Ltd. (Capital Markets)	692	9,480
Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	881	29,751
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	283	51,263
Iron Mountain, Inc. (Equity Real Estate Investment Trusts (REITs))	442	19,435
J.B. Hunt Transport Services, Inc. (Road & Rail)	126	19,709
Jack Henry & Associates, Inc. (IT Services)	111	20,232
Jacobs Solutions, Inc. (Professional Services)	194	21,047
Johnson & Johnson (Pharmaceuticals)	3,996	652,788
Johnson Controls International PLC (Building Products)	1,046	51,484
JPMorgan Chase & Co. (Banks)	4,458	465,862
Juniper Networks, Inc. (Communications Equipment)	490	12,799
Kellogg Co. (Food Products)	388	27,028
Keurig Dr Pepper, Inc. (Beverages)	1,291	46,244
KeyCorp (Banks)	1,418	22,716
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	274	43,117
Kimberly-Clark Corp. (Household Products)	514	57,846
Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	940	17,305
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,014	50,153
KLA Corp. (Semiconductors & Semiconductor Equipment)	216	65,368
L3Harris Technologies, Inc. (Aerospace & Defense)	292	60,686
Laboratory Corp. of America Holdings (Health Care Providers & Services)	137	28,059
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	209	76,494
Lamb Weston Holding, Inc. (Food Products)	219	16,946
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	500	18,760
Leidos Holdings, Inc. (Professional Services)	207	18,106
Lennar Corp. - Class A (Household Durables)	388	28,925
Lincoln National Corp. (Insurance)	236	10,363
Linde PLC (Chemicals)	757	204,079
Live Nation Entertainment, Inc.* (Entertainment)	216	16,425
LKQ Corp. (Distributors)	397	18,719
Lockheed Martin Corp. (Aerospace & Defense)	359	138,678
Loews Corp. (Insurance)	304	15,151
Lowe's Cos., Inc. (Specialty Retail)	972	182,551
Lumen Technologies, Inc. (Diversified Telecommunication Services)	1,447	10,534
LyondellBasell Industries N.V. - Class A (Chemicals)	387	29,133
M&T Bank Corp. (Banks)	267	47,077
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,030	23,257
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	759	75,391
MarketAxess Holdings, Inc. (Capital Markets)	57	12,682
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	420	58,837
Marsh & McLennan Cos., Inc. (Insurance)	759	113,311
Martin Marietta Materials, Inc. (Construction Materials)	95	30,599
Masco Corp. (Building Products)	343	16,015
Mastercard, Inc. - Class A (IT Services)	1,296	368,505
Match Group, Inc.* (Interactive Media & Services)	431	20,580
McCormick & Co., Inc. (Food Products)	381	27,154
McDonald's Corp. (Hotels, Restaurants & Leisure)	1,119	258,197
McKesson Corp. (Health Care Providers & Services)	219	74,432
Medtronic PLC (Health Care Equipment & Supplies)	2,020	163,115
Merck & Co., Inc. (Pharmaceuticals)	3,851	331,648
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	3,466	470,267
MetLife, Inc. (Insurance)	1,019	61,935
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	35	37,944
MGM Resorts International (Hotels, Restaurants & Leisure)	496	14,741

September 30, 2022 :: ProFund VP Bull ::

Common Stocks, continued

	Shares	Value
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	839	$51,204
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,677	84,018
Microsoft Corp. (Software)	11,337	2,640,388
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	175	27,137
Moderna, Inc.* (Biotechnology)	512	60,544
Mohawk Industries, Inc.* (Household Durables)	79	7,204
Molina Healthcare, Inc.* (Health Care Providers & Services)	88	29,026
Molson Coors Beverage Co. - Class B (Beverages)	286	13,725
Mondelez International, Inc. - Class A (Food Products)	2,083	114,212
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	67	24,348
Monster Beverage Corp.* (Beverages)	584	50,785
Moody's Corp. (Capital Markets)	239	58,103
Morgan Stanley (Capital Markets)	2,037	160,943
Motorola Solutions, Inc. (Communications Equipment)	254	56,888
MSCI, Inc. - Class A (Capital Markets)	123	51,880
Nasdaq, Inc. (Capital Markets)	515	29,190
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	334	20,658
Netflix, Inc.* (Entertainment)	676	159,157
Newell Brands, Inc. (Household Durables)	573	7,959
Newmont Corp. (Metals & Mining)	1,207	50,730
News Corp. - Class A (Media)	587	8,870
News Corp. - Class B (Media)	182	2,806
NextEra Energy, Inc. (Electric Utilities)	2,986	234,133
Nielsen Holdings PLC (Professional Services)	547	15,163
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,921	159,673
NiSource, Inc. (Multi-Utilities)	617	15,542
Nordson Corp. (Machinery)	83	17,618
Norfolk Southern Corp. (Road & Rail)	356	74,635
Northern Trust Corp. (Capital Markets)	317	27,123
Northrop Grumman Corp. (Aerospace & Defense)	220	103,470
NortonLifelock, Inc. (Software)	900	18,126
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	641	7,282
NRG Energy, Inc. (Electric Utilities)	357	13,662
Nucor Corp. (Metals & Mining)	398	42,582
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,806	462,011
NVR, Inc.* (Household Durables)	6	23,922
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	400	59,004
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,133	69,623
Old Dominion Freight Line, Inc. (Road & Rail)	140	34,828
Omnicom Group, Inc. (Media)	312	19,684
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	658	41,013
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	679	34,792
Oracle Corp. (Software)	2,309	141,011
O'Reilly Automotive, Inc.* (Specialty Retail)	96	67,522
Organon & Co. (Pharmaceuticals)	386	9,032
Otis Worldwide Corp. (Machinery)	639	40,768
PACCAR, Inc. (Machinery)	530	44,356
Packaging Corp. of America (Containers & Packaging)	143	16,057
Paramount Global(a) - Class B (Media)	768	14,623
Parker-Hannifin Corp. (Machinery)	194	47,008
Paychex, Inc. (IT Services)	486	54,534
Paycom Software, Inc.* (Software)	74	24,419
PayPal Holdings, Inc.* (IT Services)	1,759	151,397
Pentair PLC (Machinery)	251	10,198
PepsiCo, Inc. (Beverages)	2,098	342,519
PerkinElmer, Inc. (Life Sciences Tools & Services)	191	22,983
Pfizer, Inc. (Pharmaceuticals)	8,532	373,360
PG&E Corp.* (Electric Utilities)	2,464	30,800
Philip Morris International, Inc. (Tobacco)	2,357	195,655
Phillips 66 (Oil, Gas & Consumable Fuels)	731	59,006
Pinnacle West Capital Corp. (Electric Utilities)	172	11,096
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	362	78,384
Pool Corp. (Distributors)	60	19,093
PPG Industries, Inc. (Chemicals)	356	39,406
PPL Corp. (Electric Utilities)	1,119	28,367
Principal Financial Group, Inc. (Insurance)	352	25,397
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	1,404	142,646
Prudential Financial, Inc. (Insurance)	565	48,466
PTC, Inc.* (Software)	160	16,736
Public Service Enterprise Group, Inc. (Multi-Utilities)	759	42,679
Public Storage (Equity Real Estate Investment Trusts (REITs))	239	69,982
PulteGroup, Inc. (Household Durables)	352	13,200
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	156	12,388
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,706	192,744
Quanta Services, Inc. (Construction & Engineering)	217	27,644
Quest Diagnostics, Inc. (Health Care Providers & Services)	178	21,839
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	66	5,605

:: ProFund VP Bull :: September 30, 2022

Common Stocks, continued

	Shares	Value
Raymond James Financial, Inc. (Capital Markets)	295	$29,152
Raytheon Technologies Corp. (Aerospace & Defense)	2,245	183,776
Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	940	54,708
Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	235	12,655
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	164	112,975
Regions Financial Corp. (Banks)	1,421	28,519
Republic Services, Inc. (Commercial Services & Supplies)	312	42,444
ResMed, Inc. (Health Care Equipment & Supplies)	222	48,463
Robert Half International, Inc. (Professional Services)	168	12,852
Rockwell Automation, Inc. (Electrical Equipment)	175	37,644
Rollins, Inc. (Commercial Services & Supplies)	352	12,207
Roper Technologies, Inc. (Industrial Conglomerates)	160	57,542
Ross Stores, Inc. (Specialty Retail)	533	44,916
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	333	12,621
S&P Global, Inc. (Capital Markets)	517	157,866
Salesforce, Inc.* (Software)	1,512	217,487
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	164	46,683
Schlumberger, Ltd. (Energy Equipment & Services)	2,150	77,185
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	296	15,756
Sealed Air Corp. (Containers & Packaging)	220	9,792
Sempra Energy (Multi-Utilities)	477	71,521
ServiceNow, Inc.* (Software)	307	115,926
Signature Bank (Banks)	95	14,345
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	498	44,696
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	244	20,806
Snap-on, Inc. (Machinery)	82	16,511
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	85	19,674
Southwest Airlines Co.* (Airlines)	902	27,817
Stanley Black & Decker, Inc. (Machinery)	225	16,922
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,744	146,949
State Street Corp. (Capital Markets)	559	33,993
STERIS PLC (Health Care Equipment & Supplies)	152	25,275
Stryker Corp. (Health Care Equipment & Supplies)	512	103,700
SVB Financial Group* (Banks)	89	29,884
Synchrony Financial (Consumer Finance)	734	20,691
Synopsys, Inc.* (Software)	232	70,878
Sysco Corp. (Food & Staples Retailing)	774	54,730
T. Rowe Price Group, Inc. (Capital Markets)	343	36,018
Take-Two Interactive Software, Inc.* (Entertainment)	238	25,942
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	383	10,889
Target Corp. (Multiline Retail)	705	104,615
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	486	53,635
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	70	23,623
Teleflex, Inc. (Health Care Equipment & Supplies)	70	14,102
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	238	17,886
Tesla, Inc.* (Automobiles)	4,050	1,074,262
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,389	214,989
Textron, Inc. (Aerospace & Defense)	322	18,760
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,015	22,939
The Allstate Corp. (Insurance)	410	51,057
The Bank of New York Mellon Corp. (Capital Markets)	1,118	43,065
The Boeing Co.* (Aerospace & Defense)	848	102,676
The Charles Schwab Corp. (Capital Markets)	2,320	166,739
The Clorox Co. (Household Products)	188	24,137
The Coca-Cola Co. (Beverages)	5,917	331,470
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	76	20,056
The Estee Lauder Co., Inc. (Personal Products)	352	75,997
The Goldman Sachs Group, Inc. (Capital Markets)	519	152,093
The Hershey Co. (Food Products)	222	48,944
The Home Depot, Inc. (Specialty Retail)	1,562	431,018
The Interpublic Group of Cos., Inc. (Media)	595	15,232
The JM Smucker Co. - Class A (Food Products)	162	22,260
The Kraft Heinz Co. (Food Products)	1,211	40,387
The Kroger Co. (Food & Staples Retailing)	990	43,313
The Mosaic Co. (Chemicals)	526	25,422
The PNC Financial Services Group, Inc. (Banks)	624	93,238
The Procter & Gamble Co. (Household Products)	3,632	458,540
The Progressive Corp. (Insurance)	890	103,427
The Sherwin-Williams Co. (Chemicals)	359	73,505
The Southern Co. (Electric Utilities)	1,616	109,888
The TJX Cos., Inc. (Specialty Retail)	1,781	110,636
The Travelers Cos., Inc. (Insurance)	360	55,152
The Walt Disney Co.* (Entertainment)	2,770	261,294
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,852	53,023
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	595	301,777
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	915	122,766

September 30, 2022 :: ProFund VP Bull ::

Common Stocks, continued

	Shares	Value
Tractor Supply Co. (Specialty Retail)	169	$31,414
Trane Technologies PLC (Building Products)	352	50,973
TransDigm Group, Inc. (Aerospace & Defense)	77	40,411
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	375	20,351
Truist Financial Corp. (Banks)	2,017	87,820
Twitter, Inc.* (Interactive Media & Services)	1,023	44,848
Tyler Technologies, Inc.* (Software)	64	22,240
Tyson Foods, Inc. - Class A (Food Products)	439	28,943
U.S. Bancorp (Banks)	2,055	82,858
UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	464	19,353
Ulta Beauty, Inc.* (Specialty Retail)	79	31,694
Union Pacific Corp. (Road & Rail)	950	185,079
United Airlines Holdings , Inc.* (Airlines)	497	16,167
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,112	179,633
United Rentals, Inc.* (Trading Companies & Distributors)	107	28,903
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,423	718,671
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	99	8,730
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	598	63,896
Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	609	24,464
VeriSign, Inc.* (IT Services)	142	24,665
Verisk Analytics, Inc. (Professional Services)	238	40,586
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,385	242,438
Vertex Pharmaceuticals, Inc.* (Biotechnology)	390	112,921
VF Corp. (Textiles, Apparel & Luxury Goods)	502	15,015
Viatris, Inc. (Pharmaceuticals)	1,843	15,702
VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,464	43,700
Visa, Inc. - Class A (IT Services)	2,486	441,639
Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	245	5,674
Vulcan Materials Co. (Construction Materials)	201	31,699
W.R. Berkley Corp. (Insurance)	311	20,084
W.W. Grainger, Inc. (Trading Companies & Distributors)	69	33,754
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,090	34,226
Walmart, Inc. (Food & Staples Retailing)	2,167	281,060
Warner Bros Discovery, Inc.* (Entertainment)	3,358	38,617
Waste Management, Inc. (Commercial Services & Supplies)	572	91,641
Waters Corp.* (Life Sciences Tools & Services)	92	24,797
WEC Energy Group, Inc. (Multi-Utilities)	479	42,837
Wells Fargo & Co. (Banks)	5,765	231,869
Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	705	45,346
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	112	27,561
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	476	15,494
Westinghouse Air Brake Technologies Corp. (Machinery)	276	22,453
WestRock Co. (Containers & Packaging)	387	11,954
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	1,126	32,159
Whirlpool Corp. (Household Durables)	83	11,189
Willis Towers Watson PLC (Insurance)	168	33,758
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	156	9,833
Xcel Energy, Inc. (Electric Utilities)	831	53,184
Xylem, Inc. (Machinery)	274	23,937
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	432	45,939
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	79	20,699
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	318	33,247
Zions Bancorp (Banks)	229	11,647
Zoetis, Inc. (Pharmaceuticals)	712	105,582
TOTAL COMMON STOCKS
(Cost $27,218,071)		45,836,505

Repurchase Agreements(b)(c) (28.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $17,683,252	$17,679,000	$17,679,000
TOTAL REPURCHASE AGREEMENTS
(Cost $17,679,000)		17,679,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 2.85%(e)	14,957	$14,957
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $14,957)		14,957
TOTAL INVESTMENT SECURITIES
(Cost $44,912,028) - 102.8%		63,530,462
Net other assets (liabilities) - (2.8)%		(1,718,658)

NET ASSETS - 100.0%		$61,811,804

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $14,604.

:: ProFund VP Bull :: September 30, 2022

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2022, the aggregate amount held in a segregated account was $1,762,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at September 30, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2022.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	5	12/19/22	$900,375	$(98,810)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	10/27/22	3.68%	$13,797,466	$(284,916)
S&P 500	UBS AG	10/27/22	3.58%	1,312,337	(22,465)
				$15,109,803	$(307,381)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2022 :: ProFund VP Bull ::

ProFund VP Bull invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$751,511	1.3%
Air Freight & Logistics	273,683	0.4%
Airlines	90,846	0.1%
Auto Components	43,527	0.1%
Automobiles	1,212,640	2.0%
Banks	1,697,900	2.8%
Beverages	858,536	1.4%
Biotechnology	1,025,590	1.7%
Building Products	195,966	0.3%
Capital Markets	1,360,108	2.2%
Chemicals	812,186	1.4%
Commercial Services & Supplies	231,831	0.4%
Communications Equipment	376,983	0.6%
Construction & Engineering	27,644	NM
Construction Materials	62,298	0.1%
Consumer Finance	235,195	0.4%
Containers & Packaging	122,970	0.2%
Distributors	70,064	0.1%
Diversified Financial Services	732,169	1.2%
Diversified Telecommunication Services	419,135	0.7%
Electric Utilities	931,530	1.5%
Electrical Equipment	240,760	0.4%
Electronic Equipment, Instruments & Components	287,618	0.5%
Energy Equipment & Services	143,418	0.2%
Entertainment	628,345	1.0%
Equity Real Estate Investment Trusts (REITs)	1,249,755	2.0%
Food & Staples Retailing	731,638	1.2%
Food Products	521,983	0.8%
Gas Utilities	21,592	NM
Health Care Equipment & Supplies	1,514,413	2.5%
Health Care Providers & Services	1,667,144	2.7%
Hotels, Restaurants & Leisure	867,083	1.4%
Household Durables	143,668	0.2%
Household Products	655,891	1.1%
Independent Power and Renewable Electricity Producers	22,939	NM
Industrial Conglomerates	424,654	0.7%
Insurance	1,012,944	1.6%
Interactive Media & Services	2,191,168	3.6%
Internet & Direct Marketing Retail	1,572,510	2.5%
IT Services	2,004,722	3.2%
Leisure Products	13,282	NM
Life Sciences Tools & Services	585,089	0.9%
Machinery	739,339	1.2%
Media	334,481	0.5%
Metals & Mining	152,728	0.2%
Multiline Retail	231,055	0.4%
Multi-Utilities	424,562	0.7%
Oil, Gas & Consumable Fuels	1,961,883	3.2%
Personal Products	75,997	0.1%
Pharmaceuticals	2,125,998	3.4%
Professional Services	181,671	0.3%
Real Estate Management & Development	32,945	0.1%
Road & Rail	400,991	0.6%
Semiconductors & Semiconductor Equipment	2,206,396	3.6%
Software	3,870,225	6.2%
Specialty Retail	1,022,792	1.7%
Technology Hardware, Storage & Peripherals	3,283,531	5.3%
Textiles, Apparel & Luxury Goods	191,182	0.3%
Tobacco	306,215	0.5%
Trading Companies & Distributors	102,896	0.2%
Water Utilities	35,924	0.1%
Wireless Telecommunication Services	122,766	0.2%
Other**	15,975,299	25.8%
Total	$61,811,804	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

September 30, 2022 :: ProFund VP Consumer Goods ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.9%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	2,526	$187,784
Altria Group, Inc. (Tobacco)	6,387	257,907
Aptiv PLC* (Auto Components)	961	75,160
Archer-Daniels-Midland Co. (Food Products)	1,988	159,934
Autoliv, Inc. (Auto Components)	276	18,390
BorgWarner, Inc. (Auto Components)	836	26,250
Brown-Forman Corp. - Class B (Beverages)	649	43,204
Brunswick Corp. (Leisure Products)	263	17,213
Bunge, Ltd. (Food Products)	538	44,423
Callaway Golf Co.* (Leisure Products)	486	9,360
Campbell Soup Co. (Food Products)	713	33,597
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	488	18,759
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	138	9,043
Celsius Holdings, Inc.* (Beverages)	142	12,877
Church & Dwight Co., Inc. (Household Products)	862	61,581
Colgate-Palmolive Co. (Household Products)	2,960	207,940
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	125	8,413
Conagra Brands, Inc. (Food Products)	1,700	55,471
Constellation Brands, Inc. - Class A (Beverages)	565	129,769
Coty, Inc.* - Class A (Personal Products)	1,279	8,083
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	218	14,968
D.R. Horton, Inc. (Household Durables)	1,121	75,499
Darling Ingredients, Inc.* (Food Products)	567	37,507
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	94	29,385
Electronic Arts, Inc. (Entertainment)	937	108,420
Flowers Foods, Inc. (Food Products)	681	16,814
Ford Motor Co. (Automobiles)	14,007	156,878
Fox Factory Holding Corp.* (Auto Components)	150	11,862
General Mills, Inc. (Food Products)	2,113	161,876
General Motors Co. (Automobiles)	5,169	165,873
Gentex Corp. (Auto Components)	829	19,763
Genuine Parts Co. (Distributors)	501	74,810
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,233	8,582
Harley-Davidson, Inc. (Automobiles)	469	16,359
Hasbro, Inc. (Leisure Products)	460	31,014
Helen of Troy, Ltd.* (Household Durables)	84	8,101
Hormel Foods Corp. (Food Products)	1,024	46,531
Ingredion, Inc. (Food Products)	232	18,681
Kellogg Co. (Food Products)	905	63,042
Keurig Dr Pepper, Inc. (Beverages)	3,011	107,854
Kimberly-Clark Corp. (Household Products)	1,198	134,823
Lamb Weston Holding, Inc. (Food Products)	510	39,464
Lancaster Colony Corp. (Food Products)	70	10,520
Lear Corp. (Auto Components)	211	25,255
Leggett & Platt, Inc. (Household Durables)	468	15,547
Lennar Corp. - Class A (Household Durables)	903	67,319
Lennar Corp. - Class B (Household Durables)	51	3,035
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	347	5,021
Lucid Group, Inc.*(a) (Automobiles)	2,072	28,946
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	413	115,458
Mattel, Inc.* (Leisure Products)	1,249	23,656
McCormick & Co., Inc. (Food Products)	888	63,288
Mohawk Industries, Inc.* (Household Durables)	186	16,961
Molson Coors Beverage Co. - Class B (Beverages)	666	31,961
Mondelez International, Inc. - Class A (Food Products)	4,862	266,582
Monster Beverage Corp.* (Beverages)	1,365	118,700
National Beverage Corp. (Beverages)	81	3,122
Newell Brands, Inc. (Household Durables)	1,331	18,488
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	4,482	372,543
NVR, Inc.* (Household Durables)	12	47,845
Olaplex Holdings, Inc.* (Personal Products)	295	2,817
Peloton Interactive, Inc.* - Class A (Leisure Products)	1,087	7,533
PepsiCo, Inc. (Beverages)	4,895	799,158
Performance Food Group Co.* (Food & Staples Retailing)	548	23,536
Philip Morris International, Inc. (Tobacco)	5,498	456,389
Pilgrim's Pride Corp.* (Food Products)	156	3,591
Playtika Holding Corp.* (Entertainment)	362	3,399
Polaris, Inc. (Leisure Products)	197	18,843
Pool Corp. (Distributors)	140	44,549
Post Holdings, Inc.* (Food Products)	194	15,891
PulteGroup, Inc. (Household Durables)	820	30,750
PVH Corp. (Textiles, Apparel & Luxury Goods)	235	10,528
QuantumScape Corp.*(a) (Auto Components)	963	8,099
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	153	12,994
Reynolds Consumer Products, Inc. (Household Products)	189	4,916
Rivian Automotive, Inc.*(a) - Class A (Automobiles)	1,931	63,549
ROBLOX Corp.* - Class A (Entertainment)	1,273	45,624
Seaboard Corp. (Food Products)	1	3,403
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	476	15,099

:: ProFund VP Consumer Goods :: September 30, 2022

Common Stocks, continued

	Shares	Value
Stanley Black & Decker, Inc. (Machinery)	523	$39,335
Take-Two Interactive Software, Inc.* (Entertainment)	557	60,713
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	890	25,303
Tempur Sealy International, Inc. (Household Durables)	606	14,629
Tesla, Inc.* (Automobiles)	9,449	2,506,348
The Boston Beer Co., Inc.* - Class A (Beverages)	34	11,004
The Clorox Co. (Household Products)	437	56,106
The Coca-Cola Co. (Beverages)	13,806	773,412
The Estee Lauder Co., Inc. (Personal Products)	822	177,470
The Hershey Co. (Food Products)	521	114,865
The JM Smucker Co. - Class A (Food Products)	377	51,804
The Kraft Heinz Co. (Food Products)	2,823	94,147
The Procter & Gamble Co. (Household Products)	8,477	1,070,222
Thor Industries, Inc. (Automobiles)	193	13,506
Toll Brothers, Inc. (Household Durables)	377	15,834
TopBuild Corp.* (Household Durables)	116	19,114
Tyson Foods, Inc. - Class A (Food Products)	1,027	67,710
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	665	4,422
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	701	4,178
US Foods Holding Corp.* (Food & Staples Retailing)	720	19,037
VF Corp. (Textiles, Apparel & Luxury Goods)	1,167	34,905
Whirlpool Corp. (Household Durables)	194	26,153
YETI Holdings, Inc.* (Leisure Products)	302	8,613
TOTAL COMMON STOCKS
(Cost $2,504,941)		10,747,009

Repurchase Agreements(b) (0.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $95,023	$95,000	$95,000
TOTAL REPURCHASE AGREEMENTS
(Cost $95,000)		95,000

Collateral for Securities Loaned(c) (1.0%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 2.85%(d)	105,406	$105,406
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $105,406)		105,406
TOTAL INVESTMENT SECURITIES
(Cost $2,705,347) - 100.8%		10,947,415
Net other assets (liabilities) - (0.8)%		(92,036)

NET ASSETS - 100.0%		$10,855,379

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $100,325.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2022.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2022.

September 30, 2022 :: ProFund VP Consumer Goods ::

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	10/24/22	3.68%	$96,865	$(5,068)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Goods invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Auto Components	$184,779	1.7%
Automobiles	2,951,459	27.1%
Beverages	2,031,061	18.7%
Distributors	119,359	1.1%
Entertainment	405,940	3.7%
Food & Staples Retailing	42,573	0.4%
Food Products	1,369,141	12.6%
Household Durables	359,275	3.3%
Household Products	1,535,588	14.1%
Leisure Products	116,232	1.1%
Machinery	39,335	0.4%
Personal Products	188,370	1.7%
Textiles, Apparel & Luxury Goods	689,601	6.4%
Tobacco	714,296	6.6%
Other**	108,370	1.1%
Total	$10,855,379	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2022 :: ProFund VP Consumer Services ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.5%)

	Shares	Value
ADT, Inc. (Commercial Services & Supplies)	797	$5,970
Advance Auto Parts, Inc. (Specialty Retail)	246	38,460
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,617	169,850
Alaska Air Group, Inc.* (Airlines)	514	20,123
Albertsons Cos., Inc. - Class A (Food & Staples Retailing)	645	16,035
Altice USA, Inc.* (Media)	875	5,101
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	35,909	4,057,717
AMC Entertainment Holdings, Inc.*(a) (Entertainment)	2,093	14,588
AMERCO (Road & Rail)	40	20,369
American Airlines Group, Inc.* (Airlines)	2,632	31,689
AmerisourceBergen Corp. (Health Care Providers & Services)	629	85,122
Aramark (Hotels, Restaurants & Leisure)	1,044	32,573
AutoNation, Inc.* (Specialty Retail)	156	15,892
AutoZone, Inc.* (Specialty Retail)	79	169,212
Avis Budget Group, Inc.* (Road & Rail)	117	17,370
Bath & Body Works, Inc. (Specialty Retail)	924	30,122
Best Buy Co., Inc. (Specialty Retail)	812	51,432
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	547	39,827
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	161	264,557
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	329	15,677
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	234	13,490
Burlington Stores, Inc.* (Specialty Retail)	268	29,987
Cable One, Inc. (Media)	20	17,061
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	868	28,002
Cardinal Health, Inc. (Health Care Providers & Services)	1,104	73,615
CarMax, Inc.* (Specialty Retail)	645	42,583
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	3,998	28,106
Carvana Co.*(a) (Specialty Retail)	402	8,161
Casey's General Stores, Inc. (Food & Staples Retailing)	151	30,581
Charter Communications, Inc.* - Class A (Media)	450	136,508
Chegg, Inc.* (Diversified Consumer Services)	511	10,767
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	113	169,812
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	118	12,923
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	134	24,676
Comcast Corp. - Class A (Media)	17,841	523,276
Copart, Inc.* (Commercial Services & Supplies)	866	92,142
Costco Wholesale Corp. (Food & Staples Retailing)	1,794	847,252
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	497	62,781
Delta Air Lines, Inc.* (Airlines)	2,597	72,872
Dick's Sporting Goods, Inc. (Specialty Retail)	230	24,067
DISH Network Corp.* - Class A (Media)	1,016	14,051
Dollar General Corp. (Multiline Retail)	920	220,671
Dollar Tree, Inc.* (Multiline Retail)	855	116,366
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	145	44,979
DraftKings, Inc.*(a) (Hotels, Restaurants & Leisure)	1,816	27,494
Dutch Bros, Inc.*(a) - Class A (Hotels, Restaurants & Leisure)	103	3,208
Endeavor Group Holdings, Inc.* - Class A (Entertainment)	694	14,060
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	616	57,713
Five Below, Inc.* (Specialty Retail)	225	30,976
Floor & Decor Holdings, Inc.* (Specialty Retail)	430	30,212
Foot Locker, Inc. (Specialty Retail)	325	10,117
Fox Corp. - Class A (Media)	1,241	38,074
Fox Corp. - Class B (Media)	570	16,245
GameStop Corp.*(a) - Class A (Specialty Retail)	1,023	25,708
Grand Canyon Education, Inc.* (Diversified Consumer Services)	129	10,610
H&R Block, Inc. (Diversified Consumer Services)	646	27,481
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,112	134,129
Hyatt Hotels Corp.* - Class A (Hotels, Restaurants & Leisure)	203	16,435
IAA, Inc.* (Commercial Services & Supplies)	541	17,231
JetBlue Airways Corp.* (Airlines)	1,312	8,699
Joby Aviation, Inc.*(a) (Airlines)	1,156	5,005
Kohl's Corp. (Multiline Retail)	520	13,078
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	1,331	49,939
Liberty Broadband Corp.* - Class A (Media)	69	5,147
Liberty Broadband Corp.* - Class C (Media)	502	37,048
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	41	1,154
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	150	4,125
Liberty Media Corp-Liberty Formula One* - Class A (Entertainment)	97	5,094
Liberty Media Corp-Liberty Formula One* - Class C (Entertainment)	837	48,965

:: ProFund VP Consumer Services :: September 30, 2022

Common Stocks, continued

	Shares	Value
Liberty Media Corp-Liberty SiriusXM* - Class A (Media)	302	$11,497
Liberty Media Corp-Liberty SiriusXM* - Class C (Media)	620	23,380
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	382	16,380
Lithia Motors, Inc. (Specialty Retail)	112	24,030
Live Nation Entertainment, Inc.* (Entertainment)	576	43,799
LKQ Corp. (Distributors)	1,056	49,790
Lowe's Cos., Inc. (Specialty Retail)	2,590	486,428
Lyft, Inc.* (Road & Rail)	1,240	16,331
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,118	156,658
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	159	19,376
McDonald's Corp. (Hotels, Restaurants & Leisure)	2,981	687,837
MGM Resorts International (Hotels, Restaurants & Leisure)	1,321	39,260
Murphy USA, Inc. (Specialty Retail)	87	23,917
Netflix, Inc.* (Entertainment)	1,802	424,263
News Corp. - Class A (Media)	1,561	23,587
News Corp. - Class B (Media)	483	7,448
Nexstar Media Group, Inc. - Class A (Media)	157	26,195
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,706	19,380
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	235	12,126
Omnicom Group, Inc. (Media)	830	52,365
O'Reilly Automotive, Inc.* (Specialty Retail)	258	181,464
Paramount Global - Class A (Media)	36	775
Paramount Global(a) - Class B (Media)	2,045	38,937
Penn Entertainment Inc* (Hotels, Restaurants & Leisure)	642	17,661
Penske Automotive Group, Inc. (Specialty Retail)	105	10,335
Petco Health & Wellness Co., Inc.*(a) (Specialty Retail)	322	3,594
Pinterest, Inc.* - Class A (Interactive Media & Services)	2,361	55,011
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	341	19,662
RH* (Specialty Retail)	81	19,932
Roku, Inc.* (Entertainment)	489	27,580
Rollins, Inc. (Commercial Services & Supplies)	937	32,495
Ross Stores, Inc. (Specialty Retail)	1,418	119,495
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	888	33,655
Service Corp. International (Diversified Consumer Services)	639	36,896
Sirius XM Holdings, Inc.(a) (Media)	2,840	16,216
Southwest Airlines Co.* (Airlines)	2,403	74,108
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	435	12,071
Starbucks Corp. (Hotels, Restaurants & Leisure)	4,649	391,726
Sysco Corp. (Food & Staples Retailing)	2,064	145,945
Target Corp. (Multiline Retail)	1,878	278,676
TEGNA, Inc. (Media)	903	18,674
Terminix Global Holdings, Inc.* (Diversified Consumer Services)	492	18,839
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	271	23,647
The Gap, Inc. (Specialty Retail)	864	7,093
The Home Depot, Inc. (Specialty Retail)	4,163	1,148,737
The Interpublic Group of Cos., Inc. (Media)	1,583	40,525
The Kroger Co. (Food & Staples Retailing)	2,638	115,413
The Madison Square Garden Sports Corp.* - Class A (Entertainment)	73	9,976
The New York Times Co. - Class A (Media)	670	19,263
The TJX Cos., Inc. (Specialty Retail)	4,746	294,822
The Walt Disney Co.* (Entertainment)	7,386	696,722
The Wendy's Co. (Hotels, Restaurants & Leisure)	689	12,877
Tractor Supply Co. (Specialty Retail)	450	83,646
Trade Desk, Inc. (The)* - Class A (Software)	1,799	107,490
Uber Technologies, Inc.* (Road & Rail)	8,021	212,556
Ulta Beauty, Inc.* (Specialty Retail)	209	83,849
United Airlines Holdings , Inc.* (Airlines)	1,324	43,070
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	163	35,149
Victoria's Secret & Co.* (Specialty Retail)	336	9,784
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	2,906	91,248
Walmart, Inc. (Food & Staples Retailing)	5,775	749,018
Warner Bros Discovery, Inc.* (Entertainment)	8,949	102,914
Warner Music Group Corp. - Class A (Entertainment)	472	10,955
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	310	10,091
Williams-Sonoma, Inc. (Specialty Retail)	279	32,880
World Wrestling Entertainment, Inc. - Class A (Entertainment)	175	12,280
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	366	22,454
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	420	26,473
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	1,153	122,610
ZoomInfo Technologies, Inc.* - Class A (Interactive Media & Services)	1,094	45,576
TOTAL COMMON STOCKS
(Cost $9,755,179)		16,273,274

Collateral for Securities Loaned(b) (0.9%)

Invesco Government & Agency Portfolio - Institutional Shares, 2.85%(c)	145,598	145,598

September 30, 2022 :: ProFund VP Consumer Services ::

Collateral for Securities Loaned(b), continued

Value
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $145,598)	$145,598
TOTAL INVESTMENT SECURITIES
(Cost $9,900,777) - 100.4%	16,418,872
Net other assets (liabilities) - (0.4)%	(59,207)

NET ASSETS - 100.0%	$16,359,665

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $139,686.
(b)	Securities were purchased with cash collateral held from securities on loan at September 30, 2022.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2022.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	10/24/22	3.68%	$136,734	$(1,306)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Services invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Airlines	$255,566	1.6%
Commercial Services & Supplies	147,838	0.9%
Distributors	49,790	0.3%
Diversified Consumer Services	118,083	0.7%
Entertainment	1,416,475	8.7%
Food & Staples Retailing	2,047,390	12.5%
Health Care Providers & Services	158,737	1.0%
Hotels, Restaurants & Leisure	2,787,659	17.0%
Interactive Media & Services	100,587	0.6%
Internet & Direct Marketing Retail	4,067,808	24.9%
Media	1,071,373	6.5%
Multiline Retail	640,917	3.9%
Road & Rail	266,626	1.6%
Software	107,490	0.7%
Specialty Retail	3,036,935	18.6%
Other**	86,391	0.5%
Total	$16,359,665	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2022 :: ProFund VP Dow 30 ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (101.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $242,058	$242,000	$242,000
TOTAL REPURCHASE AGREEMENTS
(Cost $242,000)		242,000
TOTAL INVESTMENT SECURITIES
(Cost $242,000) - 101.7%		242,000
Net other assets (liabilities) - (1.7)%		(3,979)

NET ASSETS - 100.0%		$238,021

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2022, the aggregate amount held in a segregated account was $192,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	10/27/22	3.68%	$188,334	$(2,744)
Dow Jones Industrial Average	UBS AG	10/27/22	3.58%	49,681	(723)
				$238,015	$(3,467)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2022 :: ProFund VP Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (93.0%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	22,099	$1,767,699
Ambev S.A.ADR (Beverages)	53,177	150,491
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	13,480	222,015
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	5,044	69,708
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	20,492	102,255
Baidu, Inc.*ADR (Interactive Media & Services)	3,420	401,816
Banco Bradesco S.A.ADR (Banks)	64,150	236,072
Banco de ChileADR (Banks)	2,619	46,278
Beigene, Ltd.*ADR (Biotechnology)	632	85,206
Bilibili, Inc.*ADR(a) (Entertainment)	2,683	41,104
Cemex S.A.B. de C.V.*ADR (Construction Materials)	18,253	62,608
Centrais Eletricas Brasileiras S.A.ADR(a) (Electric Utilities)	13,404	107,634
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	4,583	162,834
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	728	38,642
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	1,465	76,678
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	2,215	138,991
Gerdau S.A.ADR (Metals & Mining)	13,819	62,462
Gold Fields, Ltd.ADR (Metals & Mining)	10,748	86,952
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	416	52,741
Grupo Aeroportuario del Surest S.A.B. de C.V.ADR (Transportation Infrastructure)	237	46,492
HDFC Bank, Ltd.ADR (Banks)	16,416	959,022
Huazhu Group, Ltd.ADR (Hotels, Restaurants & Leisure)	1,773	59,466
ICICI Bank, Ltd.ADR (Banks)	30,962	649,273
Infosys, Ltd.ADR (IT Services)	43,876	744,576
Itau Unibanco Holding S.A.ADR (Banks)	58,432	302,093
JD.com, Inc.ADR (Internet & Direct Marketing Retail)	11,576	582,273
KB Financial Group, Inc.ADR (Banks)	4,674	140,874
KE Holdings, Inc.*ADR (Real Estate Management & Development)	6,151	107,766
Korea Electric Power Corp.*ADR (Electric Utilities)	6,193	42,112
NetEase, Inc.ADR(a) (Entertainment)	4,500	340,200
NIO, Inc.*ADR (Automobiles)	16,150	254,686
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	22,436	276,860
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	5,336	333,927
POSCOADR (Metals & Mining)	3,659	133,956
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	5,734	165,426
Sasol, Ltd.ADR (Chemicals)	6,980	109,935
Shinhan Financial Group Co., Ltd.ADR (Banks)	6,185	142,255
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	8,104	75,529
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	2,327	44,818
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	1,722	156,271
Suzano Papel e Celulose S.A.ADR (Paper & Forest Products)	9,520	78,540
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	38,520	2,640,931
Tata Motors, Ltd.*ADR(a) (Automobiles)	4,245	102,984
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	5,919	161,648
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	27,995	155,932
Vale S.A.ADR (Metals & Mining)	47,018	626,280
Wipro, Ltd.ADR (IT Services)	17,848	84,064
Woori Financial Group, Inc.ADR (Banks)	2,283	50,957
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	5,092	122,361
TOTAL COMMON STOCKS
(Cost $8,995,147)		13,603,693

Preferred Stock (2.1%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	27,696	306,872
TOTAL PREFERRED STOCK
(Cost $60,154)		306,872

Repurchase Agreements(b)(c) (5.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $753,181	$753,000	$753,000
TOTAL REPURCHASE AGREEMENTS
(Cost $753,000)		753,000

:: ProFund VP Emerging Markets :: September 30, 2022

Collateral for Securities Loaned(d) (5.2%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 2.85%(e)	759,967	$759,967
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $759,967)		759,967
TOTAL INVESTMENT SECURITIES
(Cost $10,568,268) - 105.4%		15,423,532
Net other assets (liabilities) - (5.4)%		(793,880)

NET ASSETS - 100.0%		$14,629,652

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $738,849.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2022, the aggregate amount held in a segregated account was $267,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at September 30, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2022.
ADR	American Depositary Receipt

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	10/27/22	3.68%	$324,240	$(3,433)
S&P Emerging 50 ADR Index (USD)	UBS AG	10/27/22	3.58%	442,923	(4,686)
				$767,163	$(8,119)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2022 :: ProFund VP Emerging Markets ::

ProFund VP Emerging Markets invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Air Freight & Logistics	$122,361	0.8%
Automobiles	357,670	2.4%
Banks	2,526,824	17.3%
Beverages	289,482	2.0%
Biotechnology	85,206	0.6%
Chemicals	266,206	1.9%
Construction Materials	62,608	0.4%
Diversified Telecommunication Services	328,260	2.2%
Electric Utilities	149,746	1.0%
Entertainment	381,304	2.6%
Hotels, Restaurants & Leisure	59,466	0.4%
Interactive Media & Services	401,816	2.7%
Internet & Direct Marketing Retail	2,845,547	19.6%
IT Services	828,640	5.7%
Metals & Mining	1,054,887	7.2%
Oil, Gas & Consumable Fuels	583,732	4.0%
Paper & Forest Products	78,540	0.5%
Pharmaceuticals	76,678	0.5%
Real Estate Management & Development	107,766	0.7%
Semiconductors & Semiconductor Equipment	2,937,760	20.1%
Transportation Infrastructure	99,233	0.7%
Wireless Telecommunication Services	266,833	1.8%
Other**	719,087	4.9%
Total	$14,629,652	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of September 30, 2022:

	Value	% of Net Assets
Brazil	$2,147,304	14.7%
Chile	202,549	1.4%
China	4,341,612	29.7%
India	2,616,597	17.9%
Indonesia	165,426	1.1%
Mexico	522,847	3.6%
South Africa	342,124	2.3%
South Korea	510,154	3.5%
Taiwan	3,061,952	20.9%
Other**	719,087	4.9%
Total	$14,629,652	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2022 :: ProFund VP Europe 30 ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.5%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	10,407	$469,980
ArcelorMittal SANYS - Class A (Metals & Mining)	11,557	230,100
Argenx SE*ADR (Biotechnology)	1,818	641,844
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	331	137,481
AstraZeneca PLCADR (Pharmaceuticals)	8,428	462,192
Barclays PLCADR (Banks)	47,430	303,552
BP PLCADR (Oil, Gas & Consumable Fuels)	21,484	613,368
British American Tobacco PLCADR (Tobacco)	13,221	469,346
Diageo PLCADR (Beverages)	2,975	505,185
Endava PLC*ADR (IT Services)	2,314	186,578
Equinor ASAADR (Oil, Gas & Consumable Fuels)	16,676	552,142
GSK PLCADR (Pharmaceuticals)	11,733	345,302
HSBC Holdings PLCADR (Banks)	19,831	516,993
ING Groep N.V.ADR (Banks)	37,800	321,300
Jumia Technologies AG*ADR(a) (Internet & Direct Marketing Retail)	72,384	420,551
National Grid PLCADR (Multi-Utilities)	5,784	298,050
Nokia Corp.ADR (Communications Equipment)	68,587	292,866
NOVO Nordisk A/SADR (Pharmaceuticals)	5,782	576,061
Oatly Group AB*ADR(a) (Food Products)	59,493	156,467
RELX PLCADR (Professional Services)	14,708	357,551
Rio Tinto PLCADR(a) (Metals & Mining)	8,428	464,046
Ryanair Holdings PLC*ADR (Airlines)	4,127	241,099
SanofiADR (Pharmaceuticals)	9,583	364,346
SAP SEADR (Software)	5,782	469,788
Shell PLCADR (Oil, Gas & Consumable Fuels)	11,568	575,624
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	40,619	233,153
Tenaris S.A.ADR (Energy Equipment & Services)	11,238	290,390
Ternium S.A.ADR (Metals & Mining)	6,941	190,114
TotalEnergies SEADR (Oil, Gas & Consumable Fuels)	12,890	599,642
Vodafone Group PLCADR (Wireless Telecommunication Services)	25,075	284,100
TOTAL COMMON STOCKS
(Cost $9,015,455)		11,569,211

Collateral for Securities Loaned(b) (9.1%)

Invesco Government & Agency Portfolio - Institutional Shares, 2.85%(c)	1,054,540	1,054,540
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $1,054,540)		1,054,540
TOTAL INVESTMENT SECURITIES
(Cost $10,069,995) - 108.6%		12,623,751
Net other assets (liabilities) - (8.6)%		(996,140)

NET ASSETS - 100.0%		$11,627,611

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $1,022,112.
(b)	Securities were purchased with cash collateral held from securities on loan at September 30, 2022.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2022.
ADR	American Depositary Receipt
NYS	New York Shares

:: ProFund VP Europe 30 :: September 30, 2022

ProFund VP Europe 30 invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Airlines	$241,099	2.1%
Banks	1,141,845	9.9%
Beverages	975,165	8.3%
Biotechnology	641,844	5.4%
Communications Equipment	526,019	4.6%
Energy Equipment & Services	290,390	2.5%
Food Products	156,467	1.3%
Internet & Direct Marketing Retail	420,551	3.6%
IT Services	186,578	1.6%
Metals & Mining	884,260	7.6%
Multi-Utilities	298,050	2.6%
Oil, Gas & Consumable Fuels	2,340,776	20.2%
Pharmaceuticals	1,747,901	15.0%
Professional Services	357,551	3.1%
Semiconductors & Semiconductor Equipment	137,481	1.2%
Software	469,788	4.1%
Tobacco	469,346	4.0%
Wireless Telecommunication Services	284,100	2.4%
Other**	58,400	0.5%
Total	$11,627,611	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of September 30, 2022:

	Value	% of Net Assets
Belgium	$469,980	4.0%
Denmark	576,061	5.0%
Finland	292,866	2.5%
France	963,988	8.3%
Germany	890,339	7.7%
Ireland	241,099	2.1%
Luxembourg	710,604	6.1%
Netherlands	1,676,249	14.4%
Norway	552,142	4.7%
Sweden	389,620	3.4%
United Kingdom	4,806,263	41.3%
Other**	58,400	0.5%
Total	$11,627,611	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2022 :: ProFund VP Falling U.S. Dollar ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (102.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $343,083	$343,000	$343,000
TOTAL REPURCHASE AGREEMENTS
(Cost $343,000)		343,000
TOTAL INVESTMENT SECURITIES
(Cost $343,000) - 102.8%		343,000
Net other assets (liabilities) - (2.8)%		(9,207)

NET ASSETS - 100.0%		$333,793

(a)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At September 30, 2022, the aggregate amount held in a segregated account was $73,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of September 30, 2022, the ProFund VP Falling U.S. Dollar's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Long:
British pound	18,824	U.S. dollar	$21,578	10/7/22	$21,016	$(562)
Canadian dollar	26,168	U.S. dollar	19,860	10/7/22	18,946	(914)
Euro	98,727	U.S. dollar	98,361	10/7/22	96,791	(1,570)
Japanese yen	2,394,076	U.S. dollar	16,626	10/7/22	16,555	(71)
Swedish krona	59,099	U.S. dollar	5,506	10/7/22	5,330	(176)
Swiss franc	5,045	U.S. dollar	5,152	10/7/22	5,117	(35)
Total Long Contracts			$167,083		$163,755	$(3,328)

As of September 30, 2022, the ProFund VP Falling U.S. Dollar's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$1,535	British pound	1,329	10/7/22	$1,484	$51
U.S. dollar	970	Canadian dollar	1,278	10/7/22	925	45
U.S. dollar	6,950	Euro	6,951	10/7/22	6,815	135
U.S. dollar	1,799	Japanese yen	257,106	10/7/22	1,777	22
U.S. dollar	485	Swedish krona	5,186	10/7/22	468	17
U.S. dollar	490	Swiss franc	471	10/7/22	478	12
Total Short Contracts	$12,229				$11,947	$282

Long:
British pound	18,198	U.S. dollar	$20,866	10/7/22	$20,317	$(549)
Canadian dollar	16,553	U.S. dollar	12,550	10/7/22	11,985	(565)
Euro	105,706	U.S. dollar	105,335	10/7/22	103,632	(1,703)
Japanese yen	4,390,231	U.S. dollar	30,540	10/7/22	30,359	(181)
Swedish krona	102,846	U.S. dollar	9,573	10/7/22	9,276	(297)
Swiss franc	7,283	U.S. dollar	7,446	10/7/22	7,387	(59)
Total Long Contracts			$186,310		$182,956	$(3,354)

			Total unrealized appreciation			$282
			Total unrealized depreciation			(6,682)
			Total net unrealized appreciation/(depreciation)			$(6,400)

September 30, 2022 :: ProFund VP Financials ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.2%)

	Shares	Value
Affiliated Managers Group, Inc. (Capital Markets)	177	$19,797
Aflac, Inc. (Insurance)	2,657	149,323
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	2,416	20,343
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	369	24,937
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	686	96,170
Alleghany Corp.* (Insurance)	62	52,041
Ally Financial, Inc. (Consumer Finance)	1,426	39,686
American Express Co. (Consumer Finance)	2,772	373,970
American Financial Group, Inc. (Insurance)	323	39,706
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts (REITs))	1,398	45,868
American International Group, Inc. (Insurance)	3,514	166,845
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	2,152	462,035
Americold Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,245	30,627
Ameriprise Financial, Inc. (Capital Markets)	500	125,975
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,992	34,187
Aon PLC (Insurance)	975	261,173
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts (REITs))	713	27,536
Apollo Global Management, Inc. (Diversified Financial Services)	2,005	93,232
Arch Capital Group, Ltd.* (Insurance)	1,706	77,691
Ares Management Corp. - Class A (Capital Markets)	715	44,294
Arthur J. Gallagher & Co. (Insurance)	972	166,426
Assurant, Inc. (Insurance)	246	35,736
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	646	118,987
Axis Capital Holdings, Ltd. (Insurance)	356	17,497
Bank of America Corp. (Banks)	32,307	975,670
Bank OZK (Banks)	514	20,334
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	8,341	2,227,213
BlackRock, Inc. - Class A (Capital Markets)	697	383,545
Blackstone Group, Inc. - Class A (Capital Markets)	3,243	271,439
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts (REITs))	787	18,369
Blue Owl Capital, Inc. (Capital Markets)	1,555	14,353
BOK Financial Corp. (Banks)	135	11,996
Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	659	49,405
Brighthouse Financial, Inc.* (Insurance)	332	14,415
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	1,385	25,581
Brown & Brown, Inc. (Insurance)	1,083	65,500
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	492	58,769
Capital One Financial Corp. (Consumer Finance)	1,774	163,510
Cboe Global Markets, Inc. (Capital Markets)	490	57,511
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,484	100,185
Chubb, Ltd. (Insurance)	1,930	351,027
Cincinnati Financial Corp. (Insurance)	736	65,924
Citigroup, Inc. (Banks)	8,950	372,947
Citizens Financial Group, Inc. (Banks)	2,291	78,719
CME Group, Inc. (Capital Markets)	1,661	294,213
CNA Financial Corp. (Insurance)	125	4,613
Coinbase Global, Inc.*(a) - Class A (Capital Markets)	727	46,884
Comerica, Inc. (Banks)	605	43,016
Commerce Bancshares, Inc. (Banks)	504	33,345
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	520	12,080
CoStar Group, Inc.* (Professional Services)	1,830	127,460
Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	700	16,345
Credit Acceptance Corp.* (Consumer Finance)	28	12,264
Crown Castle, Inc. (Equity Real Estate Investment Trusts (REITs))	2,001	289,245
CubeSmart (Equity Real Estate Investment Trusts (REITs))	1,037	41,542
Cullen/Frost Bankers, Inc. (Banks)	296	39,137
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,328	131,711
Discover Financial Services (Consumer Finance)	1,262	114,741
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts (REITs))	812	14,559
East West Bancorp, Inc. (Banks)	651	43,708
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	201	29,012
Enstar Group, Ltd.* (Insurance)	63	10,684
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	421	239,482
Equitable Holdings, Inc. (Diversified Financial Services)	1,614	42,529
Equity Commonwealth (Equity Real Estate Investment Trusts (REITs))	514	12,521
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	808	50,775
Equity Residential (Equity Real Estate Investment Trusts (REITs))	1,564	105,132
Erie Indemnity Co. - Class A (Insurance)	115	25,566

:: ProFund VP Financials :: September 30, 2022

Common Stocks, continued

	Shares	Value
Essent Group, Ltd. (Thrifts & Mortgage Finance)	498	$17,365
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	301	72,911
Everest Re Group, Ltd. (Insurance)	182	47,764
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	619	106,907
F.N.B. Corp. (Banks)	1,621	18,804
FactSet Research Systems, Inc. (Capital Markets)	176	70,419
Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	337	30,370
Federated Hermes, Inc. - Class B (Capital Markets)	391	12,950
Fifth Third Bancorp (Banks)	3,171	101,345
First American Financial Corp. (Insurance)	481	22,174
First Citizens BancShares, Inc. - Class A (Banks)	61	48,643
First Financial Bankshares, Inc. (Banks)	599	25,056
First Horizon Corp. (Banks)	2,480	56,801
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	610	27,334
First Republic Bank (Banks)	844	110,184
FirstCash Holdings, Inc. (Consumer Finance)	176	12,910
FNF Group (Insurance)	1,277	46,227
Franklin Resources, Inc. (Capital Markets)	1,313	28,256
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,182	52,292
Glacier Bancorp, Inc. (Banks)	512	25,155
Globe Life, Inc. (Insurance)	419	41,774
Hartford Financial Services Group, Inc. (Insurance)	1,493	92,476
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,759	36,675
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,494	57,162
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	486	13,103
Home BancShares, Inc. (Banks)	881	19,831
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	3,304	52,468
Houlihan Lokey, Inc. (Capital Markets)	230	17,337
Huntington Bancshares, Inc. (Banks)	6,665	87,845
Interactive Brokers Group, Inc. (Capital Markets)	475	30,357
Intercontinental Exchange, Inc. (Capital Markets)	2,581	233,193
Invesco, Ltd. (Capital Markets)	2,102	28,797
Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	2,680	90,504
Iron Mountain, Inc. (Equity Real Estate Investment Trusts (REITs))	1,343	59,052
Janus Henderson Group PLC (Capital Markets)	612	12,430
JBG Smith Properties (Equity Real Estate Investment Trusts (REITs))	460	8,547
Jefferies Financial Group, Inc. (Diversified Financial Services)	859	25,341
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	221	33,386
JPMorgan Chase & Co. (Banks)	13,555	1,416,497
Kemper Corp. (Insurance)	295	12,172
KeyCorp (Banks)	4,310	69,046
Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	486	20,465
Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	2,858	52,616
KKR & Co., Inc. (Capital Markets)	2,662	114,466
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts (REITs))	403	33,243
Lazard, Ltd.(a) - Class A (Capital Markets)	521	16,583
Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	390	43,196
Lincoln National Corp. (Insurance)	716	31,440
Loews Corp. (Insurance)	924	46,052
LPL Financial Holdings, Inc. (Capital Markets)	369	80,619
LXP Industrial Trust (Equity Real Estate Investment Trusts (REITs))	1,294	11,853
M&T Bank Corp. (Banks)	811	142,996
Markel Corp.* (Insurance)	63	68,306
MarketAxess Holdings, Inc. (Capital Markets)	174	38,713
Marsh & McLennan Cos., Inc. (Insurance)	2,306	344,263
Mastercard, Inc. - Class A (IT Services)	3,943	1,121,153
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,768	32,828
MetLife, Inc. (Insurance)	3,097	188,236
MGIC Investment Corp. (Thrifts & Mortgage Finance)	1,402	17,974
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	533	82,652
Moody's Corp. (Capital Markets)	729	177,227
Morgan Stanley (Capital Markets)	6,188	488,915
Morningstar, Inc. (Capital Markets)	116	24,629
MSCI, Inc. - Class A (Capital Markets)	372	156,906
Nasdaq, Inc. (Capital Markets)	1,567	88,818
National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	206	11,645
National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	819	32,645
National Storage Affiliates Trust (Equity Real Estate Investment Trusts (REITs))	394	16,383
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,154	18,373
Northern Trust Corp. (Capital Markets)	963	82,394
Old Republic International Corp. (Insurance)	1,328	27,795
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	1,082	31,908
Onemain Holdings, Inc. (Consumer Finance)	572	16,885
Opendoor Technologies, Inc.* (Real Estate Management & Development)	2,325	7,231
Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	1,046	15,732
Pinnacle Financial Partners, Inc. (Banks)	353	28,628

September 30, 2022 :: ProFund VP Financials ::

Common Stocks, continued

	Shares	Value
Popular, Inc. (Banks)	347	$25,005
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	372	15,267
Primerica, Inc. (Insurance)	173	21,357
Principal Financial Group, Inc. (Insurance)	1,071	77,273
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	4,253	432,106
Prosperity Bancshares, Inc. (Banks)	421	28,072
Prudential Financial, Inc. (Insurance)	1,719	147,456
Public Storage (Equity Real Estate Investment Trusts (REITs))	730	213,751
Radian Group, Inc. (Thrifts & Mortgage Finance)	747	14,410
Raymond James Financial, Inc. (Capital Markets)	898	88,740
Rayonier, Inc. (Equity Real Estate Investment Trusts (REITs))	677	20,290
Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	2,854	166,103
Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	712	38,341
Regions Financial Corp. (Banks)	4,318	86,662
Reinsurance Group of America, Inc. (Insurance)	310	39,001
RenaissanceRe Holdings, Ltd. (Insurance)	202	28,359
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	791	41,132
Rithm Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	2,158	15,797
RLI Corp. (Insurance)	187	19,145
Robinhood Markets, Inc.* - Class A (Capital Markets)	2,330	23,533
Rocket Cos., Inc.(a) - Class A (Thrifts & Mortgage Finance)	534	3,375
Ryan Specialty Holdings, Inc.* - Class A (Insurance)	382	15,517
S&P Global, Inc. (Capital Markets)	1,574	480,622
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,067	13,999
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	499	142,040
SEI Investments Co. (Capital Markets)	476	23,348
Selective Insurance Group, Inc. (Insurance)	279	22,711
Signature Bank (Banks)	291	43,941
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	1,513	135,792
SL Green Realty Corp.(a) (Equity Real Estate Investment Trusts (REITs))	297	11,928
SLM Corp. (Consumer Finance)	1,162	16,256
SoFi Technologies, Inc.* (Consumer Finance)	3,751	18,305
SouthState Corp. (Banks)	350	27,692
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	630	22,781
STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	828	23,540
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,429	26,035
State Street Corp. (Capital Markets)	1,699	103,316
Stifel Financial Corp. (Capital Markets)	491	25,488
STORE Capital Corp. (Equity Real Estate Investment Trusts (REITs))	1,228	38,473
Sun Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	570	77,138
SVB Financial Group* (Banks)	273	91,668
Synchrony Financial (Consumer Finance)	2,226	62,751
Synovus Financial Corp. (Banks)	672	25,207
T. Rowe Price Group, Inc. (Capital Markets)	1,043	109,525
TFS Financial Corp. (Thrifts & Mortgage Finance)	220	2,860
The Allstate Corp. (Insurance)	1,249	155,538
The Bank of New York Mellon Corp. (Capital Markets)	3,399	130,929
The Carlyle Group, Inc. (Capital Markets)	1,002	25,892
The Charles Schwab Corp. (Capital Markets)	7,057	507,188
The Goldman Sachs Group, Inc. (Capital Markets)	1,578	462,434
The Hanover Insurance Group, Inc. (Insurance)	165	21,143
The Howard Hughes Corp.* (Real Estate Management & Development)	166	9,195
The PNC Financial Services Group, Inc. (Banks)	1,895	283,151
The Progressive Corp. (Insurance)	2,703	314,116
The Travelers Cos., Inc. (Insurance)	1,097	168,060
TPG, Inc. (Capital Markets)	236	6,570
Tradeweb Markets, Inc. - Class A (Capital Markets)	496	27,984
Truist Financial Corp. (Banks)	6,130	266,900
U.S. Bancorp (Banks)	6,251	252,040
UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	1,412	58,895
UMB Financial Corp. (Banks)	201	16,942
Umpqua Holdings Corp. (Banks)	1,003	17,141
United Bankshares, Inc. (Banks)	622	22,237
Unum Group (Insurance)	869	33,717
UWM Holdings Corp.(a) (Thrifts & Mortgage Finance)	428	1,254
Valley National Bancorp (Banks)	1,942	20,974
Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	1,847	74,194
VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	4,451	132,862
Virtu Financial, Inc. - Class A (Capital Markets)	443	9,201
Visa, Inc. - Class A (IT Services)	7,556	1,342,323
Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	744	17,231
Voya Financial, Inc. (Diversified Financial Services)	453	27,407
W.R. Berkley Corp. (Insurance)	944	60,964
Webster Financial Corp. (Banks)	813	36,748
Wells Fargo & Co. (Banks)	17,529	705,016
Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	2,141	137,709
Western Alliance Bancorp (Banks)	500	32,870

:: ProFund VP Financials :: September 30, 2022

Common Stocks, continued

	Shares	Value
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	3,421	$97,704
White Mountains Insurance Group, Ltd. (Insurance)	13	16,939
Willis Towers Watson PLC (Insurance)	508	102,078
Wintrust Financial Corp. (Banks)	281	22,916
WP Carey, Inc. (Equity Real Estate Investment Trusts (REITs))	959	66,938
Zillow Group, Inc.* - Class A (Real Estate Management & Development)	273	7,816
Zillow Group, Inc.* - Class C (Real Estate Management & Development)	764	21,858
Zions Bancorp (Banks)	695	35,348
TOTAL COMMON STOCKS
(Cost $8,227,646)		25,573,216

Repurchase Agreements(b) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $175,042	$175,000	$175,000
TOTAL REPURCHASE AGREEMENTS
(Cost $175,000)		175,000

Collateral for Securities Loaned(c) (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 2.85%(d)	79,333	$79,333
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $79,333)		79,333
TOTAL INVESTMENT SECURITIES
(Cost $8,481,979) - 100.2%		25,827,549
Net other assets (liabilities) - (0.2)%		(45,569)

NET ASSETS - 100.0%		$25,781,980

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $79,678.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2022.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2022.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	10/24/22	3.68%	$224,978	$(9,628)

September 30, 2022 :: ProFund VP Financials ::

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Financials invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Banks	$5,810,233	22.6%
Capital Markets	4,985,790	19.3%
Consumer Finance	831,278	3.2%
Diversified Financial Services	2,415,722	9.4%
Equity Real Estate Investment Trusts (REITs)	4,853,024	18.8%
Insurance	3,716,220	14.4%
IT Services	2,463,476	9.6%
Mortgage Real Estate Investment Trusts (REITs)	114,731	0.4%
Professional Services	127,460	0.5%
Real Estate Management & Development	179,671	0.7%
Thrifts & Mortgage Finance	75,611	0.3%
Other**	208,764	0.8%
Total	$25,781,980	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2022 :: ProFund VP Health Care ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.5%)

	Shares	Value
10X Genomics, Inc.* - Class A (Life Sciences Tools & Services)	720	$20,506
1Life Healthcare, Inc.* (Health Care Providers & Services)	1,271	21,798
Abbott Laboratories (Health Care Equipment & Supplies)	13,274	1,284,391
AbbVie, Inc. (Biotechnology)	13,401	1,798,547
ABIOMED, Inc.* (Health Care Equipment & Supplies)	344	84,507
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	688	53,788
Agilent Technologies, Inc. (Life Sciences Tools & Services)	2,264	275,189
agilon health, Inc.* (Health Care Providers & Services)	1,495	35,013
Align Technology, Inc.* (Health Care Equipment & Supplies)	551	114,118
Alkermes PLC* (Biotechnology)	1,245	27,801
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	910	182,146
Amedisys, Inc.* (Health Care Providers & Services)	245	23,714
Amgen, Inc. (Biotechnology)	4,055	913,996
Apellis Pharmaceuticals, Inc.* (Biotechnology)	707	48,288
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	802	26,506
Avantor, Inc.* (Life Sciences Tools & Services)	5,107	100,097
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	568	24,344
Baxter International, Inc. (Health Care Equipment & Supplies)	3,816	205,530
Beam Therapeutics, Inc.* (Biotechnology)	447	21,295
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	2,162	481,758
Biogen, Inc.* (Biotechnology)	1,099	293,433
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	482	72,864
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,406	119,187
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	163	67,994
Bio-Techne Corp. (Life Sciences Tools & Services)	298	84,632
Blueprint Medicines Corp.* (Biotechnology)	452	29,782
Boston Scientific Corp.* (Health Care Equipment & Supplies)	10,851	420,259
Bristol-Myers Squibb Co. (Pharmaceuticals)	16,184	1,150,521
Bruker Corp. (Life Sciences Tools & Services)	764	40,538
Catalent, Inc.* (Pharmaceuticals)	1,358	98,265
Centene Corp.* (Health Care Providers & Services)	4,331	336,995
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	386	75,965
Chemed Corp. (Health Care Providers & Services)	113	49,331
Cigna Corp. (Health Care Providers & Services)	2,313	641,788
Covetrus, Inc.* (Health Care Providers & Services)	795	16,600
CRISPR Therapeutics AG* (Biotechnology)	591	38,622
CVS Health Corp. (Health Care Providers & Services)	9,950	948,931
Danaher Corp. (Health Care Equipment & Supplies)	4,962	1,281,635
DaVita, Inc.* (Health Care Providers & Services)	422	34,929
Denali Therapeutics, Inc.* (Biotechnology)	738	22,649
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	1,633	46,296
DexCom, Inc.* (Health Care Equipment & Supplies)	2,975	239,607
Doximity, Inc.*(a) - Class A (Health Care Technology)	837	25,294
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	4,699	388,278
Elanco Animal Health, Inc.* (Pharmaceuticals)	3,378	41,921
Elevance Health, Inc. (Health Care Providers & Services)	1,819	826,263
Eli Lilly & Co. (Pharmaceuticals)	5,977	1,932,663
Encompass Health Corp. (Health Care Providers & Services)	756	34,194
Enovis Corp.* (Health Care Equipment & Supplies)	361	16,631
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,237	40,586
Exact Sciences Corp.* (Biotechnology)	1,340	43,537
Exelixis, Inc.* (Biotechnology)	2,439	38,244
Fate Therapeutics, Inc.* (Biotechnology)	625	14,006
Gilead Sciences, Inc. (Biotechnology)	9,498	585,932
Globus Medical, Inc.* (Health Care Equipment & Supplies)	583	34,729
Guardant Health, Inc.* (Health Care Providers & Services)	774	41,664
Haemonetics Corp.* (Health Care Equipment & Supplies)	389	28,798
Halozyme Therapeutics, Inc.* (Biotechnology)	1,044	41,280
HCA Healthcare, Inc. (Health Care Providers & Services)	1,631	299,761
HealthEquity, Inc.* (Health Care Providers & Services)	640	42,989
Henry Schein, Inc.* (Health Care Providers & Services)	1,032	67,875
Hologic, Inc.* (Health Care Equipment & Supplies)	1,893	122,136
Horizon Therapeutics PLC* (Pharmaceuticals)	1,746	108,060

:: ProFund VP Health Care :: September 30, 2022

Common Stocks, continued

	Shares	Value
Humana, Inc. (Health Care Providers & Services)	959	$465,297
ICU Medical, Inc.* (Health Care Equipment & Supplies)	152	22,891
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	631	205,580
Illumina, Inc.* (Life Sciences Tools & Services)	1,191	227,231
Incyte Corp.* (Biotechnology)	1,400	93,296
Insulet Corp.* (Health Care Equipment & Supplies)	526	120,664
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	550	23,298
Intellia Therapeutics, Inc.* (Biotechnology)	576	32,233
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,706	507,213
Ionis Pharmaceuticals, Inc.* (Biotechnology)	1,076	47,591
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	1,414	256,132
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	475	63,313
Johnson & Johnson (Pharmaceuticals)	19,929	3,255,600
Laboratory Corp. of America Holdings (Health Care Providers & Services)	686	140,500
LHC Group, Inc.* (Health Care Providers & Services)	234	38,296
Maravai LifeSciences Holdings, Inc.* - Class A (Life Sciences Tools & Services)	827	21,113
Masimo Corp.* (Health Care Equipment & Supplies)	366	51,665
McKesson Corp. (Health Care Providers & Services)	1,088	369,779
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	189	29,705
Medtronic PLC (Health Care Equipment & Supplies)	10,070	813,153
Merck & Co., Inc. (Pharmaceuticals)	19,201	1,653,590
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	171	185,385
Mirati Therapeutics, Inc.* (Biotechnology)	379	26,469
Moderna, Inc.* (Biotechnology)	2,551	301,656
Molina Healthcare, Inc.* (Health Care Providers & Services)	440	145,130
Natera, Inc.* (Biotechnology)	735	32,208
Neurocrine Biosciences, Inc.* (Biotechnology)	724	76,896
Novavax, Inc.* (Biotechnology)	593	10,793
Novocure, Ltd.* (Health Care Equipment & Supplies)	683	51,894
NuVasive, Inc.* (Health Care Equipment & Supplies)	394	17,261
Oak Street Health, Inc.* (Health Care Providers & Services)	878	21,529
Omnicell, Inc.* (Health Care Technology)	335	29,155
Option Care Health, Inc.* (Health Care Providers & Services)	1,171	36,851
Organon & Co. (Pharmaceuticals)	1,927	45,092
Penumbra, Inc.* (Health Care Equipment & Supplies)	288	54,605
Perrigo Co. PLC (Pharmaceuticals)	1,021	36,409
Pfizer, Inc. (Pharmaceuticals)	42,538	1,861,463
Premier, Inc. (Health Care Providers & Services)	894	30,342
Quest Diagnostics, Inc. (Health Care Providers & Services)	884	108,458
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	412	29,450
R1 RCM, Inc.* (Health Care Providers & Services)	1,040	19,271
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	813	560,051
Repligen Corp.* (Life Sciences Tools & Services)	392	73,347
ResMed, Inc. (Health Care Equipment & Supplies)	1,109	242,095
Royalty Pharma PLC - Class A (Pharmaceuticals)	2,783	111,821
Sarepta Therapeutics, Inc.* (Biotechnology)	664	73,399
Seagen, Inc.* (Biotechnology)	1,036	141,756
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	273	75,913
Signify Health, Inc.* - Class A (Health Care Providers & Services)	523	15,245
Sotera Health Co.* (Life Sciences Tools & Services)	749	5,108
STAAR Surgical Co.* (Health Care Equipment & Supplies)	364	25,680
STERIS PLC (Health Care Equipment & Supplies)	758	126,040
Stryker Corp. (Health Care Equipment & Supplies)	2,553	517,085
Syneos Health, Inc.* (Life Sciences Tools & Services)	778	36,683
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	487	23,303
Teladoc Health, Inc.* (Health Care Technology)	1,225	31,054
Teleflex, Inc. (Health Care Equipment & Supplies)	355	71,518
Tenet Healthcare Corp.* (Health Care Providers & Services)	817	42,141
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	374	98,699
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,969	1,505,846
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	531	21,989
United Therapeutics Corp.* (Biotechnology)	344	72,027
UnitedHealth Group, Inc. (Health Care Providers & Services)	7,090	3,580,733
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	498	43,914
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,944	562,866
Viatris, Inc. (Pharmaceuticals)	9,190	78,299
Vir Biotechnology, Inc.* (Biotechnology)	572	11,028
Waters Corp.* (Life Sciences Tools & Services)	453	122,097
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	562	138,297

September 30, 2022 :: ProFund VP Health Care ::

Common Stocks, continued

	Shares	Value
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	1,590	$166,235
Zoetis, Inc. (Pharmaceuticals)	3,549	526,281
TOTAL COMMON STOCKS
(Cost $9,192,980)		37,288,003

Repurchase Agreements(b) (0.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $218,052	$218,000	$218,000
TOTAL REPURCHASE AGREEMENTS
(Cost $218,000)		218,000

Collateral for Securities Loaned(c) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 2.85%(d)	23,515	$23,515
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $23,515)		23,515
TOTAL INVESTMENT SECURITIES
(Cost $9,434,495) - 100.2%		37,529,518
Net other assets (liabilities) - (0.2)%		(77,578)

NET ASSETS - 100.0%		$37,451,940

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $21,698.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2022.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2022.

:: ProFund VP Health Care :: September 30, 2022

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	10/24/22	3.68%	$383,451	$(4,997)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Health Care invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Biotechnology	$6,382,373	17.0%
Health Care Equipment & Supplies	8,171,798	21.8%
Health Care Providers & Services	8,533,119	22.8%
Health Care Technology	85,503	0.2%
Life Sciences Tools & Services	3,127,568	8.4%
Pharmaceuticals	10,963,298	29.2%
Semiconductors & Semiconductor Equipment	24,344	0.1%
Other**	163,937	0.5%
Total	$37,451,940	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2022 :: ProFund VP Industrials ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.1%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,467	$162,104
A.O. Smith Corp. (Building Products)	341	16,566
Accenture PLC - Class A (IT Services)	1,677	431,491
Acuity Brands, Inc. (Electrical Equipment)	87	13,700
Advanced Drainage Systems, Inc. (Building Products)	170	21,143
AECOM (Construction & Engineering)	370	25,297
Affirm Holdings, Inc.* (IT Services)	547	10,262
AGCO Corp. (Machinery)	165	15,868
Air Lease Corp. (Trading Companies & Distributors)	273	8,466
Alight, Inc.* - Class A (Professional Services)	718	5,263
Allegion PLC (Building Products)	234	20,985
Allison Transmission Holdings, Inc. (Machinery)	256	8,643
Amcor PLC (Containers & Packaging)	3,985	42,759
AMETEK, Inc. (Electrical Equipment)	609	69,067
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,577	105,597
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	102	10,484
AptarGroup, Inc. (Containers & Packaging)	173	16,440
Ardagh Metal Packaging SA (Containers & Packaging)	400	1,936
Armstrong World Industries, Inc. (Building Products)	124	9,825
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	170	15,672
ASGN, Inc.* (Professional Services)	133	12,019
Automatic Data Processing, Inc. (IT Services)	1,101	249,035
Avery Dennison Corp. (Containers & Packaging)	216	35,143
Avnet, Inc. (Electronic Equipment, Instruments & Components)	252	9,102
Axon Enterprise, Inc.* (Aerospace & Defense)	179	20,719
Ball Corp. (Containers & Packaging)	834	40,299
Berry Global Group, Inc.* (Containers & Packaging)	332	15,448
Block, Inc.* - Class A (IT Services)	1,404	77,206
Booz Allen Hamilton Holding Corp. (Professional Services)	351	32,415
Broadridge Financial Solutions, Inc. (IT Services)	310	44,739
Builders FirstSource, Inc.* (Building Products)	414	24,393
BWX Technologies, Inc. (Aerospace & Defense)	242	12,190
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	328	31,590
CACI International, Inc.* - Class A (Professional Services)	62	16,186
Carlisle Cos., Inc. (Industrial Conglomerates)	137	38,416
Carrier Global Corp. (Building Products)	2,232	79,369
Caterpillar, Inc. (Machinery)	1,400	229,712
ChargePoint Holdings, Inc.* (Electrical Equipment)	689	10,170
Chart Industries, Inc.* (Machinery)	95	17,513
Cintas Corp. (Commercial Services & Supplies)	229	88,896
Clarivate PLC* (Professional Services)	1,143	10,733
Clean Harbors, Inc.* (Commercial Services & Supplies)	133	14,627
Cognex Corp. (Electronic Equipment, Instruments & Components)	460	19,067
Coherent Corp.* (Electronic Equipment, Instruments & Components)	344	11,988
Concentrix Corp. (IT Services)	113	12,614
Core & Main, Inc.* - Class A (Trading Companies & Distributors)	191	4,343
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,018	58,562
Crane Holdings Co. (Machinery)	126	11,030
Crown Holdings, Inc. (Containers & Packaging)	322	26,092
CSX Corp. (Road & Rail)	5,677	151,235
Cummins, Inc. (Machinery)	373	75,909
Curtiss-Wright Corp. (Aerospace & Defense)	101	14,055
Deere & Co. (Machinery)	737	246,077
Donaldson Co., Inc. (Machinery)	327	16,026
Dover Corp. (Machinery)	380	44,300
Dun & Bradstreet Holdings, Inc. (Professional Services)	576	7,137
Eagle Materials, Inc. (Construction Materials)	100	10,718
Eaton Corp. PLC (Electrical Equipment)	1,056	140,827
EMCOR Group, Inc. (Construction & Engineering)	131	15,128
Emerson Electric Co. (Electrical Equipment)	1,568	114,809
EnerSys (Electrical Equipment)	107	6,224
Equifax, Inc. (Professional Services)	324	55,543
Euronet Worldwide, Inc.* (IT Services)	125	9,470
Expeditors International of Washington, Inc. (Air Freight & Logistics)	435	38,415
Fastenal Co. (Trading Companies & Distributors)	1,523	70,119
FedEx Corp. (Air Freight & Logistics)	635	94,278
Fidelity National Information Services, Inc. (IT Services)	1,612	121,819
Fiserv, Inc.* (IT Services)	1,696	158,695
FleetCor Technologies, Inc.* (IT Services)	199	35,058
Flowserve Corp. (Machinery)	347	8,432
Fortive Corp. (Machinery)	943	54,977

:: ProFund VP Industrials :: September 30, 2022

Common Stocks, continued

	Shares	Value
Fortune Brands Home & Security, Inc. (Building Products)	343	$18,416
FTI Consulting, Inc.* (Professional Services)	91	15,080
Gates Industrial Corp. PLC* (Machinery)	270	2,635
Generac Holdings, Inc.* (Electrical Equipment)	169	30,106
General Dynamics Corp. (Aerospace & Defense)	596	126,453
General Electric Co. (Industrial Conglomerates)	2,907	179,972
Genpact, Ltd. (IT Services)	448	19,609
Global Payments, Inc. (IT Services)	735	79,417
Graco, Inc. (Machinery)	449	26,918
Graphic Packaging Holding Co. (Containers & Packaging)	818	16,147
GXO Logistics, Inc.* (Air Freight & Logistics)	314	11,009
HEICO Corp. (Aerospace & Defense)	105	15,118
HEICO Corp. - Class A (Aerospace & Defense)	184	21,090
Hertz Global Holdings, Inc.* (Road & Rail)	479	7,798
Hexcel Corp. (Aerospace & Defense)	223	11,534
Honeywell International, Inc. (Industrial Conglomerates)	1,785	298,041
Howmet Aerospace, Inc. (Aerospace & Defense)	981	30,342
Hubbell, Inc. (Electrical Equipment)	142	31,666
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	106	23,479
IDEX Corp. (Machinery)	200	39,970
Illinois Tool Works, Inc. (Machinery)	747	134,946
Ingersoll Rand, Inc. (Machinery)	1,069	46,245
Insperity, Inc. (Professional Services)	95	9,699
International Paper Co. (Containers & Packaging)	960	30,432
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	88	7,423
ITT, Inc. (Machinery)	220	14,375
J.B. Hunt Transport Services, Inc. (Road & Rail)	221	34,569
Jabil, Inc. (Electronic Equipment, Instruments & Components)	365	21,064
Jack Henry & Associates, Inc. (IT Services)	192	34,996
Jacobs Solutions, Inc. (Professional Services)	339	36,778
Johnson Controls International PLC (Building Products)	1,826	89,875
KBR, Inc. (Professional Services)	369	15,948
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	477	75,061
Kirby Corp.* (Marine)	159	9,662
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	426	20,844
L3Harris Technologies, Inc. (Aerospace & Defense)	506	105,162
Landstar System, Inc. (Road & Rail)	97	14,004
Leidos Holdings, Inc. (Professional Services)	362	31,664
Lennox International, Inc. (Building Products)	86	19,150
Lincoln Electric Holdings, Inc. (Machinery)	154	19,361
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	66	13,114
Lockheed Martin Corp. (Aerospace & Defense)	626	241,818
Louisiana-Pacific Corp. (Paper & Forest Products)	195	9,982
ManpowerGroup, Inc. (Professional Services)	137	8,863
Marqeta, Inc.* - Class A (IT Services)	1,065	7,583
Martin Marietta Materials, Inc. (Construction Materials)	166	53,467
Masco Corp. (Building Products)	598	27,921
MasTec, Inc.* (Construction & Engineering)	152	9,652
MAXIMUS, Inc. (IT Services)	161	9,317
MDU Resources Group, Inc. (Multi-Utilities)	539	14,742
Mercury Systems, Inc.* (Aerospace & Defense)	153	6,212
MSA Safety, Inc. (Commercial Services & Supplies)	98	10,709
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	125	9,101
National Instruments Corp. (Electronic Equipment, Instruments & Components)	352	13,284
Nielsen Holdings PLC (Professional Services)	955	26,473
Nikola Corp.*(a) (Machinery)	796	2,802
Nordson Corp. (Machinery)	143	30,355
Norfolk Southern Corp. (Road & Rail)	622	130,402
Northrop Grumman Corp. (Aerospace & Defense)	386	181,544
nVent Electric PLC (Electrical Equipment)	441	13,940
Old Dominion Freight Line, Inc. (Road & Rail)	242	60,202
Oshkosh Corp. (Machinery)	173	12,160
Otis Worldwide Corp. (Machinery)	1,114	71,073
Owens Corning (Building Products)	255	20,046
PACCAR, Inc. (Machinery)	922	77,162
Packaging Corp. of America (Containers & Packaging)	248	27,848
Parker-Hannifin Corp. (Machinery)	340	82,385
Paychex, Inc. (IT Services)	849	95,266
PayPal Holdings, Inc.* (IT Services)	3,065	263,805
Pentair PLC (Machinery)	436	17,715
PerkinElmer, Inc. (Life Sciences Tools & Services)	335	40,311
Quanta Services, Inc. (Construction & Engineering)	379	48,281
Raytheon Technologies Corp. (Aerospace & Defense)	3,915	320,481
RBC Bearings, Inc.* (Machinery)	77	16,001
Regal Rexnord Corp. (Electrical Equipment)	176	24,703
Republic Services, Inc. (Commercial Services & Supplies)	545	74,142
Robert Half International, Inc. (Professional Services)	291	22,262

September 30, 2022 :: ProFund VP Industrials ::

Common Stocks, continued

	Shares	Value
Rockwell Automation, Inc. (Electrical Equipment)	305	$65,609
Saia, Inc.* (Road & Rail)	71	13,490
Science Applications International Corp. (Professional Services)	148	13,088
Sealed Air Corp. (Containers & Packaging)	385	17,136
Sensata Technologies Holding PLC (Electrical Equipment)	412	15,359
Shift4 Payments, Inc.* - Class A (IT Services)	136	6,067
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	281	6,056
Silgan Holdings, Inc. (Containers & Packaging)	223	9,375
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	120	12,497
Snap-on, Inc. (Machinery)	141	28,390
Sonoco Products Co. (Containers & Packaging)	258	14,636
SS&C Technologies Holdings, Inc. (Software)	588	28,077
Stericycle, Inc.* (Commercial Services & Supplies)	244	10,275
Sunrun, Inc.* (Electrical Equipment)	563	15,533
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	848	93,586
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	124	41,846
Tetra Tech, Inc. (Commercial Services & Supplies)	141	18,123
Textron, Inc. (Aerospace & Defense)	561	32,684
The Boeing Co.* (Aerospace & Defense)	1,479	179,077
The Middleby Corp.* (Machinery)	142	18,200
The Sherwin-Williams Co. (Chemicals)	625	127,969
The Timken Co. (Machinery)	177	10,450
The Toro Co. (Machinery)	277	23,955
The Western Union Co. (IT Services)	1,023	13,811
Toast, Inc.* - Class A (IT Services)	800	13,376
Trane Technologies PLC (Building Products)	614	88,912
TransDigm Group, Inc. (Aerospace & Defense)	137	71,900
TransUnion (Professional Services)	509	30,280
Trex Co., Inc.* (Building Products)	293	12,874
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	656	35,601
TriNet Group, Inc.* (Professional Services)	97	6,908
UFP Industries, Inc. (Building Products)	166	11,979
Union Pacific Corp. (Road & Rail)	1,656	322,623
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,941	313,549
United Rentals, Inc.* (Trading Companies & Distributors)	186	50,242
Univar Solutions, Inc.* (Trading Companies & Distributors)	442	10,051
Valmont Industries, Inc. (Construction & Engineering)	57	15,311
Verisk Analytics, Inc. (Professional Services)	416	70,939
Vertiv Holdings Co. (Electrical Equipment)	800	7,776
Vontier Corp. (Electronic Equipment, Instruments & Components)	420	7,018
Vulcan Materials Co. (Construction Materials)	353	55,672
W.W. Grainger, Inc. (Trading Companies & Distributors)	120	58,703
Waste Management, Inc. (Commercial Services & Supplies)	997	159,729
Watsco, Inc. (Trading Companies & Distributors)	88	22,656
WESCO International, Inc.* (Trading Companies & Distributors)	120	14,326
Westinghouse Air Brake Technologies Corp. (Machinery)	483	39,292
WestRock Co. (Containers & Packaging)	675	20,851
WEX, Inc.* (IT Services)	117	14,852
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	568	22,907
Woodward, Inc. (Machinery)	160	12,842
XPO Logistics, Inc.* (Air Freight & Logistics)	305	13,579
Xylem, Inc. (Machinery)	478	41,758
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	137	35,895
Zurn Elkay Water Solutions Corp. (Building Products)	387	9,482
TOTAL COMMON STOCKS
(Cost $2,903,766)		10,032,789

Repurchase Agreements(b) (3.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $307,074	$307,000	$307,000
TOTAL REPURCHASE AGREEMENTS
(Cost $307,000)		307,000

Collateral for Securities Loaned(c)(NM)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 2.85%(d)	2,355	$2,355
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $2,355)		2,355
TOTAL INVESTMENT SECURITIES
(Cost $3,213,121) - 102.1%		10,342,144
Net other assets (liabilities) - (2.1)%		(208,844)

NET ASSETS - 100.0%		$10,133,300

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $2,211.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Industrials :: September 30, 2022

(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2022.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2022.
NM	Not meaningful, amount is less than 0.05%.

September 30, 2022 :: ProFund VP Industrials ::

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	10/24/22	3.68%	$106,033	$(5,426)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Industrials invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$1,413,858	14.0%
Air Freight & Logistics	502,420	5.0%
Building Products	470,936	4.6%
Chemicals	127,969	1.3%
Commercial Services & Supplies	376,501	3.7%
Construction & Engineering	136,576	1.3%
Construction Materials	119,857	1.2%
Containers & Packaging	314,542	3.0%
Electrical Equipment	565,545	5.6%
Electronic Equipment, Instruments & Components	563,880	5.6%
Industrial Conglomerates	678,533	6.7%
IT Services	1,708,488	16.9%
Life Sciences Tools & Services	40,311	0.4%
Machinery	1,497,477	14.8%
Marine	9,662	0.1%
Multi-Utilities	14,742	0.1%
Paper & Forest Products	9,982	0.1%
Professional Services	427,278	4.2%
Road & Rail	755,167	7.5%
Software	28,077	0.3%
Trading Companies & Distributors	270,988	2.7%
Other**	100,511	0.9%
Total	$10,133,300	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2022 :: ProFund VP International ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $8,044,935	$8,043,000	$8,043,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,043,000)		8,043,000
TOTAL INVESTMENT SECURITIES
(Cost $8,043,000) - 100.8%		8,043,000
Net other assets (liabilities) - (0.8)%		(60,970)

NET ASSETS - 100.0%		$7,982,030

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2022, the aggregate amount held in a segregated account was $1,058,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	10/27/22	3.58%	$3,912,695	$32,459
MSCI EAFE Index	UBS AG	10/27/22	3.88%	4,062,318	28,729
				$7,975,013	$61,188

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2022 :: ProFund VP Internet ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.6%)

	Shares	Value
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,338	$245,584
Akamai Technologies, Inc.* (IT Services)	1,817	145,941
Alphabet, Inc.* - Class A (Interactive Media & Services)	4,390	419,904
Alphabet, Inc.* - Class C (Interactive Media & Services)	3,926	377,485
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	6,800	768,399
Arista Networks, Inc.* (Communications Equipment)	1,871	211,217
Box, Inc.* - Class A (Software)	3,488	85,072
Ciena Corp.* (Communications Equipment)	2,665	107,746
Cisco Systems, Inc. (Communications Equipment)	10,492	419,680
Citrix Systems, Inc. (Software)	1,512	157,248
Cloudflare, Inc.* - Class A (Software)	2,918	161,395
CommScope Holding Co., Inc.* (Communications Equipment)	6,338	58,373
Coupa Software, Inc.* (Software)	1,567	92,140
Datadog, Inc.* - Class A (Software)	2,128	188,924
DocuSign, Inc.* (Software)	2,642	141,268
Dropbox, Inc.* (Software)	5,108	105,838
eBay, Inc. (Internet & Direct Marketing Retail)	4,633	170,541
Etsy, Inc.* (Internet & Direct Marketing Retail)	1,491	149,294
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	1,645	154,120
Fastly, Inc.* - Class A (IT Services)	6,086	55,748
GoDaddy, Inc.* - Class A (IT Services)	2,000	141,760
Juniper Networks, Inc. (Communications Equipment)	4,757	124,253
Match Group, Inc.* (Interactive Media & Services)	3,016	144,014
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	3,790	514,227
Netflix, Inc.* (Entertainment)	1,597	375,998
Nutanix, Inc.* - Class A (Software)	4,617	96,172
Okta, Inc.* (IT Services)	2,206	125,455
Opendoor Technologies, Inc.* (Real Estate Management & Development)	16,618	51,682
PayPal Holdings, Inc.* (IT Services)	3,982	342,731
Pinterest, Inc.* - Class A (Interactive Media & Services)	6,840	159,372
Salesforce, Inc.* (Software)	2,828	406,779
Smartsheet, Inc.* (Software)	2,899	99,610
Snap, Inc.* (Interactive Media & Services)	13,129	128,927
Snowflake, Inc.* - Class A (IT Services)	1,581	268,707
Teladoc Health, Inc.* (Health Care Technology)	3,361	85,201
Twitter, Inc.* (Interactive Media & Services)	5,298	232,264
Veeva Systems, Inc.* - Class A (Health Care Technology)	1,197	197,362
Workday, Inc.* - Class A (Software)	1,423	216,608
Zillow Group, Inc.* - Class A (Real Estate Management & Development)	940	26,912
Zillow Group, Inc.* - Class C (Real Estate Management & Development)	2,638	75,473
Zoom Video Communications, Inc.* - Class A (Software)	2,236	164,547
ZoomInfo Technologies, Inc.* - Class A (Interactive Media & Services)	3,487	145,268
TOTAL COMMON STOCKS
(Cost $5,956,184)		8,339,239

Repurchase Agreements(a) (1.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $145,035	$145,000	$145,000
TOTAL REPURCHASE AGREEMENTS
(Cost $145,000)		145,000
TOTAL INVESTMENT SECURITIES
(Cost $6,101,184) - 100.3%		8,484,239
Net other assets (liabilities) - (0.3)%		(26,500)

NET ASSETS - 100.0%		$8,457,739

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Internet :: September 30, 2022

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	10/24/22	3.68%	$275,181	$(1,288)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Internet invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Communications Equipment	$921,269	10.9%
Entertainment	375,998	4.4%
Health Care Technology	282,563	3.3%
Hotels, Restaurants & Leisure	399,704	4.7%
Interactive Media & Services	2,121,461	25.1%
Internet & Direct Marketing Retail	1,088,234	12.9%
IT Services	1,080,342	12.8%
Real Estate Management & Development	154,067	1.8%
Software	1,915,601	22.7%
Other**	118,500	1.4%
Total	$8,457,739	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2022 :: ProFund VP Japan ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (95.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $5,438,308	$5,437,000	$5,437,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,437,000)		5,437,000
TOTAL INVESTMENT SECURITIES
(Cost $5,437,000) - 95.4%		5,437,000
Net other assets (liabilities) - 4.6%		264,061

NET ASSETS - 100.0%		$5,701,061

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	43	12/9/22	$5,578,175	$(359,176)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	10/27/22	3.53%	$107,556	$(1,723)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2022 :: ProFund VP Large-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.7%)

	Shares	Value
A.O. Smith Corp. (Building Products)	69	$3,352
Abbott Laboratories (Health Care Equipment & Supplies)	1,002	96,954
AbbVie, Inc. (Biotechnology)	1,031	138,370
ABIOMED, Inc.* (Health Care Equipment & Supplies)	27	6,633
Accenture PLC - Class A (IT Services)	397	102,148
Adobe, Inc.* (Software)	506	139,250
Advance Auto Parts, Inc. (Specialty Retail)	31	4,847
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,742	110,373
Agilent Technologies, Inc. (Life Sciences Tools & Services)	193	23,459
Akamai Technologies, Inc.* (IT Services)	71	5,703
Albemarle Corp. (Chemicals)	86	22,742
Align Technology, Inc.* (Health Care Equipment & Supplies)	79	16,362
Alphabet, Inc.* - Class A (Interactive Media & Services)	6,475	619,333
Alphabet, Inc.* - Class C (Interactive Media & Services)	5,790	556,709
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	9,571	1,081,523
American Express Co. (Consumer Finance)	284	38,315
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	257	55,178
Ameriprise Financial, Inc. (Capital Markets)	72	18,140
Amgen, Inc. (Biotechnology)	237	53,420
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	340	22,766
ANSYS, Inc.* (Software)	59	13,080
Aon PLC (Insurance)	137	36,698
APA Corp. (Oil, Gas & Consumable Fuels)	192	6,564
Apple, Inc. (Technology Hardware, Storage & Peripherals)	16,314	2,254,595
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	939	76,932
Aptiv PLC* (Auto Components)	120	9,385
Arista Networks, Inc.* (Communications Equipment)	266	30,029
Arthur J. Gallagher & Co. (Insurance)	99	16,951
Autodesk, Inc.* (Software)	150	28,020
Automatic Data Processing, Inc. (IT Services)	238	53,833
AutoZone, Inc.* (Specialty Retail)	21	44,981
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	64	11,788
Avery Dennison Corp. (Containers & Packaging)	45	7,322
Bank of America Corp. (Banks)	3,319	100,234
Bath & Body Works, Inc. (Specialty Retail)	157	5,118
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	13	5,423
Bio-Techne Corp. (Life Sciences Tools & Services)	43	12,212
BlackRock, Inc. - Class A (Capital Markets)	85	46,774
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	249	110,558
Broadridge Financial Solutions, Inc. (IT Services)	56	8,082
Brown & Brown, Inc. (Insurance)	173	10,463
Cadence Design Systems, Inc.* (Software)	295	48,212
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	146	4,710
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	115	13,737
Capital One Financial Corp. (Consumer Finance)	199	18,342
CarMax, Inc.* (Specialty Retail)	90	5,942
Catalent, Inc.* (Pharmaceuticals)	116	8,394
Cboe Global Markets, Inc. (Capital Markets)	66	7,746
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	173	11,679
CDW Corp. (Electronic Equipment, Instruments & Components)	87	13,579
Celanese Corp. (Chemicals)	47	4,246
Ceridian HCM Holding, Inc.* (Software)	67	3,744
CF Industries Holdings, Inc. (Chemicals)	130	12,513
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	55	10,824
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	21	31,558
Cincinnati Financial Corp. (Insurance)	80	7,166
Cintas Corp. (Commercial Services & Supplies)	43	16,692
Cisco Systems, Inc. (Communications Equipment)	2,010	80,399
Comerica, Inc. (Banks)	63	4,479
Copart, Inc.* (Commercial Services & Supplies)	157	16,705
CoStar Group, Inc.* (Professional Services)	214	14,905
Costco Wholesale Corp. (Food & Staples Retailing)	244	115,234
Crown Castle, Inc. (Equity Real Estate Investment Trusts (REITs))	210	30,356
D.R. Horton, Inc. (Household Durables)	181	12,190
Danaher Corp. (Health Care Equipment & Supplies)	481	124,237
Deere & Co. (Machinery)	139	46,410
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	706	42,453
DexCom, Inc.* (Health Care Equipment & Supplies)	424	34,149
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	192	23,128
Discover Financial Services (Consumer Finance)	294	26,730

:: ProFund VP Large-Cap Growth :: September 30, 2022

Common Stocks, continued

	Shares		Value
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	26		$8,065
Dover Corp. (Machinery)	72		8,394
eBay, Inc. (Internet & Direct Marketing Retail)	455		16,749
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	421		34,787
Eli Lilly & Co. (Pharmaceuticals)	851		275,171
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	147		40,788
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	291		32,513
EPAM Systems, Inc.* (IT Services)	63		22,818
Equifax, Inc. (Professional Services)	133		22,800
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	46		26,167
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	31		7,509
Etsy, Inc.* (Internet & Direct Marketing Retail)	137		13,718
Expeditors International of Washington, Inc. (Air Freight & Logistics)	176		15,543
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	145		25,043
F5, Inc.* (Communications Equipment)	34		4,921
FactSet Research Systems, Inc. (Capital Markets)	24		9,603
Fastenal Co. (Trading Companies & Distributors)	295		13,581
Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	33		2,974
First Horizon Corp. (Banks)	—	(a)	—	(b)
First Republic Bank (Banks)	197		25,718
Fortinet, Inc.* (Software)	706		34,686
Fortune Brands Home & Security, Inc. (Building Products)	62		3,329
Franklin Resources, Inc. (Capital Markets)	135		2,905
Freeport-McMoRan, Inc. (Metals & Mining)	677		18,503
Garmin, Ltd. (Household Durables)	84		6,746
Gartner, Inc.* (IT Services)	86		23,795
Generac Holdings, Inc.* (Electrical Equipment)	69		12,292
HCA Healthcare, Inc. (Health Care Providers & Services)	136		24,995
Hess Corp. (Oil, Gas & Consumable Fuels)	214		23,324
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	121		14,595
Hologic, Inc.* (Health Care Equipment & Supplies)	198		12,775
HP, Inc. (Technology Hardware, Storage & Peripherals)	488		12,161
IDEX Corp. (Machinery)	33		6,595
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	63		20,525
Illinois Tool Works, Inc. (Machinery)	124		22,401
Illumina, Inc.* (Life Sciences Tools & Services)	83		15,836
Incyte Corp.* (Biotechnology)	85		5,664
Intercontinental Exchange, Inc. (Capital Markets)	343		30,990
Intuit, Inc. (Software)	305		118,133
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	266		49,859
Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	286		9,658
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	148		26,809
Iron Mountain, Inc. (Equity Real Estate Investment Trusts (REITs))	190		8,354
J.B. Hunt Transport Services, Inc. (Road & Rail)	53		8,290
Jacobs Solutions, Inc. (Professional Services)	61		6,618
Johnson Controls International PLC (Building Products)	453		22,297
JPMorgan Chase & Co. (Banks)	1,457		152,257
Keurig Dr Pepper, Inc. (Beverages)	218		7,809
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	147		23,133
KLA Corp. (Semiconductors & Semiconductor Equipment)	153		46,302
L3Harris Technologies, Inc. (Aerospace & Defense)	87		18,081
Laboratory Corp. of America Holdings (Health Care Providers & Services)	52		10,650
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	149		54,534
Linde PLC (Chemicals)	275		74,137
Live Nation Entertainment, Inc.* (Entertainment)	66		5,019
LKQ Corp. (Distributors)	119		5,611
Lowe's Cos., Inc. (Specialty Retail)	690		129,589
MarketAxess Holdings, Inc. (Capital Markets)	20		4,450
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	—	(a)	45
Marsh & McLennan Cos., Inc. (Insurance)	329		49,116
Martin Marietta Materials, Inc. (Construction Materials)	38		12,239
Masco Corp. (Building Products)	115		5,369
Mastercard, Inc. - Class A (IT Services)	433		123,119
McDonald's Corp. (Hotels, Restaurants & Leisure)	357		82,375
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	2,463		334,180
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	15		16,262
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	286		17,455
Microsoft Corp. (Software)	8,054		1,875,776
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	78		12,095
Moderna, Inc.* (Biotechnology)	363		42,925
Molina Healthcare, Inc.* (Health Care Providers & Services)	31		10,225
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	49		17,807
Monster Beverage Corp.* (Beverages)	216		18,783

September 30, 2022 :: ProFund VP Large-Cap Growth ::

Common Stocks, continued

	Shares	Value
Moody's Corp. (Capital Markets)	112	$27,228
Morgan Stanley (Capital Markets)	708	55,939
Motorola Solutions, Inc. (Communications Equipment)	106	23,741
MSCI, Inc. - Class A (Capital Markets)	87	36,696
Nasdaq, Inc. (Capital Markets)	285	16,154
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	168	10,391
Netflix, Inc.* (Entertainment)	480	113,011
Newell Brands, Inc. (Household Durables)	213	2,959
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	737	61,259
Nordson Corp. (Machinery)	35	7,429
NRG Energy, Inc. (Electric Utilities)	252	9,644
Nucor Corp. (Metals & Mining)	152	16,262
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,705	328,359
NVR, Inc.* (Household Durables)	2	7,974
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	178	26,257
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	329	20,217
Old Dominion Freight Line, Inc. (Road & Rail)	98	24,379
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	355	22,127
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	206	10,555
Oracle Corp. (Software)	1,639	100,094
O'Reilly Automotive, Inc.* (Specialty Retail)	69	48,531
Otis Worldwide Corp. (Machinery)	181	11,548
Paychex, Inc. (IT Services)	183	20,534
Paycom Software, Inc.* (Software)	38	12,540
PayPal Holdings, Inc.* (IT Services)	675	58,097
Pentair PLC (Machinery)	101	4,104
PepsiCo, Inc. (Beverages)	626	102,201
PerkinElmer, Inc. (Life Sciences Tools & Services)	137	16,485
Pfizer, Inc. (Pharmaceuticals)	3,271	143,139
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	145	31,397
Pool Corp. (Distributors)	43	13,683
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	608	61,774
PTC, Inc.* (Software)	57	5,962
Public Storage (Equity Real Estate Investment Trusts (REITs))	100	29,281
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	55	4,368
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,213	137,045
Quanta Services, Inc. (Construction & Engineering)	84	10,701
Quest Diagnostics, Inc. (Health Care Providers & Services)	58	7,116
Raymond James Financial, Inc. (Capital Markets)	123	12,155
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	115	79,220
Regions Financial Corp. (Banks)	451	9,052
Republic Services, Inc. (Commercial Services & Supplies)	97	13,196
ResMed, Inc. (Health Care Equipment & Supplies)	92	20,084
Robert Half International, Inc. (Professional Services)	79	6,044
Rockwell Automation, Inc. (Electrical Equipment)	65	13,982
Rollins, Inc. (Commercial Services & Supplies)	107	3,711
S&P Global, Inc. (Capital Markets)	224	68,398
Salesforce, Inc.* (Software)	656	94,359
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	65	18,502
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	153	8,144
Sealed Air Corp. (Containers & Packaging)	85	3,783
ServiceNow, Inc.* (Software)	218	82,319
Signature Bank (Banks)	68	10,268
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	211	18,937
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	81	6,907
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	45	10,416
Starbucks Corp. (Hotels, Restaurants & Leisure)	631	53,168
STERIS PLC (Health Care Equipment & Supplies)	46	7,649
Stryker Corp. (Health Care Equipment & Supplies)	150	30,381
SVB Financial Group* (Banks)	64	21,490
Synchrony Financial (Consumer Finance)	294	8,288
Synopsys, Inc.* (Software)	110	33,606
T. Rowe Price Group, Inc. (Capital Markets)	170	17,852
Take-Two Interactive Software, Inc.* (Entertainment)	105	11,445
Target Corp. (Multiline Retail)	276	40,956
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	169	12,700
Tesla, Inc.* (Automobiles)	2,877	763,124
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	484	74,914
The Charles Schwab Corp. (Capital Markets)	1,120	80,494
The Estee Lauder Co., Inc. (Personal Products)	149	32,169
The Goldman Sachs Group, Inc. (Capital Markets)	368	107,842
The Hershey Co. (Food Products)	72	15,874
The Home Depot, Inc. (Specialty Retail)	844	232,892
The Sherwin-Williams Co. (Chemicals)	136	27,846
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	423	214,541
Tractor Supply Co. (Specialty Retail)	120	22,306
TransDigm Group, Inc. (Aerospace & Defense)	24	12,596

:: ProFund VP Large-Cap Growth :: September 30, 2022

Common Stocks, continued

	Shares	Value
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	149	$8,086
Twitter, Inc.* (Interactive Media & Services)	347	15,212
Tyler Technologies, Inc.* (Software)	28	9,730
UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	180	7,508
Ulta Beauty, Inc.* (Specialty Retail)	31	12,437
Union Pacific Corp. (Road & Rail)	276	53,771
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	339	54,762
United Rentals, Inc.* (Trading Companies & Distributors)	46	12,426
UnitedHealth Group, Inc. (Health Care Providers & Services)	424	214,138
VeriSign, Inc.* (IT Services)	48	8,338
Verisk Analytics, Inc. (Professional Services)	87	14,836
Vertex Pharmaceuticals, Inc.* (Biotechnology)	166	48,064
Visa, Inc. - Class A (IT Services)	760	135,015
Vulcan Materials Co. (Construction Materials)	69	10,882
Waste Management, Inc. (Commercial Services & Supplies)	207	33,163
Waters Corp.* (Life Sciences Tools & Services)	48	12,937
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	80	19,686
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	333	9,510
Xylem, Inc. (Machinery)	79	6,901
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	145	15,419
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	40	10,480
Zions Bancorp (Banks)	77	3,916
Zoetis, Inc. (Pharmaceuticals)	335	49,677
TOTAL COMMON STOCKS
(Cost $6,366,141)		15,801,103

TOTAL INVESTMENT SECURITIES
(Cost $6,366,141) - 100.7%		15,801,103
Net other assets (liabilities) - (0.7)%		(110,999)

NET ASSETS - 100.0%		$15,690,104

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	Amount is less than $0.50.

September 30, 2022 :: ProFund VP Large-Cap Growth ::

ProFund VP Large-Cap Growth invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$30,677	0.2%
Air Freight & Logistics	70,305	0.4%
Auto Components	9,385	0.1%
Automobiles	763,124	4.9%
Banks	327,414	2.1%
Beverages	128,793	0.9%
Biotechnology	367,663	2.3%
Building Products	34,347	0.2%
Capital Markets	543,366	3.4%
Chemicals	141,484	0.9%
Commercial Services & Supplies	83,467	0.5%
Communications Equipment	139,090	0.9%
Construction & Engineering	10,701	0.1%
Construction Materials	23,121	0.1%
Consumer Finance	91,675	0.6%
Containers & Packaging	11,105	0.1%
Distributors	19,294	0.1%
Electric Utilities	9,644	0.1%
Electrical Equipment	26,274	0.2%
Electronic Equipment, Instruments & Components	78,044	0.5%
Entertainment	129,475	0.8%
Equity Real Estate Investment Trusts (REITs)	348,371	2.2%
Food & Staples Retailing	115,234	0.7%
Food Products	15,874	0.1%
Health Care Equipment & Supplies	474,081	3.0%
Health Care Providers & Services	267,124	1.7%
Hotels, Restaurants & Leisure	209,935	1.3%
Household Durables	29,869	0.2%
Insurance	120,394	0.8%
Interactive Media & Services	1,525,434	9.7%
Internet & Direct Marketing Retail	1,111,990	7.0%
IT Services	561,482	3.6%
Life Sciences Tools & Services	354,788	2.3%
Machinery	113,782	0.7%
Metals & Mining	34,765	0.2%
Multiline Retail	40,956	0.3%
Oil, Gas & Consumable Fuels	190,151	1.2%
Personal Products	32,169	0.2%
Pharmaceuticals	476,381	3.1%
Professional Services	65,203	0.4%
Real Estate Management & Development	11,679	0.1%
Road & Rail	86,440	0.6%
Semiconductors & Semiconductor Equipment	1,097,842	7.0%
Software	2,599,511	16.5%
Specialty Retail	506,643	3.2%
Technology Hardware, Storage & Peripherals	2,285,291	14.6%
Textiles, Apparel & Luxury Goods	61,259	0.4%
Trading Companies & Distributors	26,007	0.2%
Other**	(110,999)	(0.7)%
Total	$15,690,104	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2022 :: ProFund VP Large-Cap Value ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.1%)

	Shares	Value
3M Co. (Industrial Conglomerates)	424	$46,852
A.O. Smith Corp. (Building Products)	49	2,380
Abbott Laboratories (Health Care Equipment & Supplies)	630	60,959
AbbVie, Inc. (Biotechnology)	622	83,478
ABIOMED, Inc.* (Health Care Equipment & Supplies)	16	3,931
Accenture PLC - Class A (IT Services)	203	52,232
Activision Blizzard, Inc. (Entertainment)	545	40,516
Advance Auto Parts, Inc. (Specialty Retail)	24	3,752
Aflac, Inc. (Insurance)	440	24,728
Agilent Technologies, Inc. (Life Sciences Tools & Services)	91	11,061
Air Products & Chemicals, Inc. (Chemicals)	170	39,564
Akamai Technologies, Inc.* (IT Services)	71	5,703
Alaska Air Group, Inc.* (Airlines)	97	3,798
Albemarle Corp. (Chemicals)	29	7,669
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	114	15,982
Allegion PLC (Building Products)	67	6,009
Alliant Energy Corp. (Electric Utilities)	192	10,174
Altria Group, Inc. (Tobacco)	1,378	55,644
Amcor PLC (Containers & Packaging)	1,150	12,339
Ameren Corp. (Multi-Utilities)	198	15,949
American Airlines Group, Inc.* (Airlines)	497	5,984
American Electric Power Co., Inc. (Electric Utilities)	393	33,975
American Express Co. (Consumer Finance)	257	34,672
American International Group, Inc. (Insurance)	582	27,633
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	175	37,572
American Water Works Co., Inc. (Water Utilities)	139	18,092
Ameriprise Financial, Inc. (Capital Markets)	32	8,062
AmerisourceBergen Corp. (Health Care Providers & Services)	119	16,104
AMETEK, Inc. (Electrical Equipment)	176	19,960
Amgen, Inc. (Biotechnology)	242	54,547
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	214	14,329
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	398	55,457
ANSYS, Inc.* (Software)	25	5,543
Aon PLC (Insurance)	65	17,412
APA Corp. (Oil, Gas & Consumable Fuels)	112	3,829
Aptiv PLC* (Auto Components)	122	9,542
Archer-Daniels-Midland Co. (Food Products)	429	34,513
Arthur J. Gallagher & Co. (Insurance)	90	15,410
Assurant, Inc. (Insurance)	41	5,956
AT&T, Inc. (Diversified Telecommunication Services)	5,454	83,664
Atmos Energy Corp. (Gas Utilities)	107	10,898
Autodesk, Inc.* (Software)	60	11,208
Automatic Data Processing, Inc. (IT Services)	149	33,702
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	62	11,420
Avery Dennison Corp. (Containers & Packaging)	30	4,881
Baker Hughes Co. - Class A (Energy Equipment & Services)	774	16,223
Ball Corp. (Containers & Packaging)	241	11,644
Bank of America Corp. (Banks)	2,996	90,479
Bath & Body Works, Inc. (Specialty Retail)	61	1,989
Baxter International, Inc. (Health Care Equipment & Supplies)	385	20,736
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	218	48,577
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,381	368,755
Best Buy Co., Inc. (Specialty Retail)	153	9,691
Biogen, Inc.* (Biotechnology)	111	29,637
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	7	2,920
BlackRock, Inc. - Class A (Capital Markets)	55	30,265
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	30	49,296
BorgWarner, Inc. (Auto Components)	181	5,683
Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	109	8,172
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,096	42,448
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,634	116,161
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	133	59,054
Broadridge Financial Solutions, Inc. (IT Services)	50	7,216
Brown & Brown, Inc. (Insurance)	56	3,387
Brown-Forman Corp. - Class B (Beverages)	140	9,320
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	95	9,149
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	59	1,903
Campbell Soup Co. (Food Products)	154	7,256
Capital One Financial Corp. (Consumer Finance)	153	14,102
Cardinal Health, Inc. (Health Care Providers & Services)	208	13,869
CarMax, Inc.* (Specialty Retail)	57	3,763
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	755	5,308
Carrier Global Corp. (Building Products)	644	22,901
Catalent, Inc.* (Pharmaceuticals)	55	3,980
Caterpillar, Inc. (Machinery)	404	66,289

:: ProFund VP Large-Cap Value :: September 30, 2022

Common Stocks, continued

	Shares	Value
Cboe Global Markets, Inc. (Capital Markets)	34	$3,991
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	123	8,304
CDW Corp. (Electronic Equipment, Instruments & Components)	42	6,555
Celanese Corp. (Chemicals)	43	3,885
Centene Corp.* (Health Care Providers & Services)	437	34,003
CenterPoint Energy, Inc. (Multi-Utilities)	482	13,583
Ceridian HCM Holding, Inc.* (Software)	69	3,856
CF Industries Holdings, Inc. (Chemicals)	61	5,871
Charter Communications, Inc.* - Class A (Media)	85	25,786
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,379	198,121
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	7	10,519
Chubb, Ltd. (Insurance)	320	58,203
Church & Dwight Co., Inc. (Household Products)	186	13,288
Cigna Corp. (Health Care Providers & Services)	234	64,928
Cincinnati Financial Corp. (Insurance)	65	5,822
Cintas Corp. (Commercial Services & Supplies)	36	13,975
Cisco Systems, Inc. (Communications Equipment)	1,743	69,720
Citigroup, Inc. (Banks)	1,482	61,755
Citizens Financial Group, Inc. (Banks)	379	13,022
Citrix Systems, Inc. (Software)	95	9,880
CME Group, Inc. (Capital Markets)	275	48,711
CMS Energy Corp. (Multi-Utilities)	222	12,929
Cognizant Technology Solutions Corp. - Class A (IT Services)	396	22,746
Colgate-Palmolive Co. (Household Products)	638	44,820
Comcast Corp. - Class A (Media)	3,371	98,872
Comerica, Inc. (Banks)	55	3,911
Conagra Brands, Inc. (Food Products)	367	11,975
ConocoPhillips (Oil, Gas & Consumable Fuels)	974	99,679
Consolidated Edison, Inc. (Multi-Utilities)	271	23,241
Constellation Brands, Inc. - Class A (Beverages)	122	28,021
Constellation Energy Corp. (Electric Utilities)	250	20,798
Copart, Inc.* (Commercial Services & Supplies)	52	5,533
Corning, Inc. (Electronic Equipment, Instruments & Components)	582	16,890
Corteva, Inc. (Chemicals)	550	31,433
CoStar Group, Inc.* (Professional Services)	152	10,586
Costco Wholesale Corp. (Food & Staples Retailing)	166	78,397
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	609	15,907
Crown Castle, Inc. (Equity Real Estate Investment Trusts (REITs))	182	26,308
CSX Corp. (Road & Rail)	1,639	43,663
Cummins, Inc. (Machinery)	108	21,979
CVS Health Corp. (Health Care Providers & Services)	1,005	95,847
D.R. Horton, Inc. (Household Durables)	114	7,678
Danaher Corp. (Health Care Equipment & Supplies)	160	41,326
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	94	11,874
DaVita, Inc.* (Health Care Providers & Services)	43	3,559
Deere & Co. (Machinery)	115	38,397
Delta Air Lines, Inc.* (Airlines)	491	13,777
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	165	4,678
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	220	21,820
DISH Network Corp.* - Class A (Media)	192	2,655
Dollar General Corp. (Multiline Retail)	174	41,736
Dollar Tree, Inc.* (Multiline Retail)	162	22,048
Dominion Energy, Inc. (Multi-Utilities)	637	44,022
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	9	2,792
Dover Corp. (Machinery)	59	6,878
Dow, Inc. (Chemicals)	550	24,162
DTE Energy Co. (Multi-Utilities)	148	17,027
Duke Energy Corp. (Electric Utilities)	589	54,789
DuPont de Nemours, Inc. (Chemicals)	383	19,303
DXC Technology Co.* (IT Services)	176	4,308
Eastman Chemical Co. (Chemicals)	94	6,679
Eaton Corp. PLC (Electrical Equipment)	305	40,674
eBay, Inc. (Internet & Direct Marketing Retail)	97	3,571
Ecolab, Inc. (Chemicals)	190	27,440
Edison International (Electric Utilities)	292	16,521
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	176	14,543
Electronic Arts, Inc. (Entertainment)	202	23,373
Elevance Health, Inc. (Health Care Providers & Services)	184	83,580
Emerson Electric Co. (Electrical Equipment)	453	33,169
Entergy Corp. (Electric Utilities)	156	15,698
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	242	27,039
EQT Corp. (Oil, Gas & Consumable Fuels)	283	11,532
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	38	21,616
Equity Residential (Equity Real Estate Investment Trusts (REITs))	259	17,410
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	28	6,782
Everest Re Group, Ltd. (Insurance)	30	7,873
Evergy, Inc. (Electric Utilities)	176	10,454
Eversource Energy (Electric Utilities)	265	20,659
Exelon Corp. (Electric Utilities)	759	28,432
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	116	10,868
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,190	278,520
F5, Inc.* (Communications Equipment)	21	3,039

September 30, 2022 :: ProFund VP Large-Cap Value ::

Common Stocks, continued

	Shares		Value
FactSet Research Systems, Inc. (Capital Markets)	12		$4,801
Fastenal Co. (Trading Companies & Distributors)	229		10,543
Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	32		2,884
FedEx Corp. (Air Freight & Logistics)	183		27,170
Fidelity National Information Services, Inc. (IT Services)	465		35,140
Fifth Third Bancorp (Banks)	525		16,779
First Horizon Corp. (Banks)	—	(a)	11
FirstEnergy Corp. (Electric Utilities)	415		15,355
Fiserv, Inc.* (IT Services)	490		45,849
FleetCor Technologies, Inc.* (IT Services)	57		10,042
FMC Corp. (Chemicals)	96		10,147
Ford Motor Co. (Automobiles)	3,024		33,869
Fortive Corp. (Machinery)	272		15,858
Fortune Brands Home & Security, Inc. (Building Products)	54		2,899
Fox Corp. - Class A (Media)	235		7,210
Fox Corp. - Class B (Media)	108		3,078
Franklin Resources, Inc. (Capital Markets)	120		2,582
Freeport-McMoRan, Inc. (Metals & Mining)	613		16,753
Garmin, Ltd. (Household Durables)	58		4,658
General Dynamics Corp. (Aerospace & Defense)	172		36,493
General Electric Co. (Industrial Conglomerates)	839		51,942
General Mills, Inc. (Food Products)	456		34,934
General Motors Co. (Automobiles)	1,116		35,812
Genuine Parts Co. (Distributors)	108		16,127
Gilead Sciences, Inc. (Biotechnology)	959		59,161
Global Payments, Inc. (IT Services)	212		22,907
Globe Life, Inc. (Insurance)	69		6,879
Halliburton Co. (Energy Equipment & Services)	694		17,086
Hartford Financial Services Group, Inc. (Insurance)	247		15,299
Hasbro, Inc. (Leisure Products)	99		6,675
HCA Healthcare, Inc. (Health Care Providers & Services)	69		12,682
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	413		9,466
Henry Schein, Inc.* (Health Care Providers & Services)	104		6,840
Hess Corp. (Oil, Gas & Consumable Fuels)	62		6,757
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	994		11,908
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	124		14,957
Hologic, Inc.* (Health Care Equipment & Supplies)	50		3,226
Honeywell International, Inc. (Industrial Conglomerates)	516		86,157
Hormel Foods Corp. (Food Products)	221		10,042
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	547		8,686
Howmet Aerospace, Inc. (Aerospace & Defense)	283		8,753
HP, Inc. (Technology Hardware, Storage & Peripherals)	348		8,672
Humana, Inc. (Health Care Providers & Services)	97		47,063
Huntington Bancshares, Inc. (Banks)	1,104		14,551
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	31		6,867
IDEX Corp. (Machinery)	34		6,795
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	20		6,516
Illinois Tool Works, Inc. (Machinery)	127		22,943
Illumina, Inc.* (Life Sciences Tools & Services)	61		11,639
Incyte Corp.* (Biotechnology)	81		5,398
Ingersoll Rand, Inc. (Machinery)	309		13,367
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,142		80,970
Intercontinental Exchange, Inc. (Capital Markets)	184		16,624
International Business Machines Corp. (IT Services)	691		82,098
International Flavors & Fragrances, Inc. (Chemicals)	195		17,712
International Paper Co. (Containers & Packaging)	277		8,781
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	85		15,932
Invesco, Ltd. (Capital Markets)	348		4,768
Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	240		8,105
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	39		7,064
Iron Mountain, Inc. (Equity Real Estate Investment Trusts (REITs))	87		3,825
J.B. Hunt Transport Services, Inc. (Road & Rail)	26		4,067
Jack Henry & Associates, Inc. (IT Services)	56		10,207
Jacobs Solutions, Inc. (Professional Services)	55		5,967
Johnson & Johnson (Pharmaceuticals)	2,012		328,679
Johnson Controls International PLC (Building Products)	206		10,139
JPMorgan Chase & Co. (Banks)	1,212		126,653
Juniper Networks, Inc. (Communications Equipment)	247		6,452
Kellogg Co. (Food Products)	195		13,584
Keurig Dr Pepper, Inc. (Beverages)	494		17,695
KeyCorp (Banks)	714		11,438
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	34		5,350
Kimberly-Clark Corp. (Household Products)	258		29,035
Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	473		8,708
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,517		25,243
L3Harris Technologies, Inc. (Aerospace & Defense)	85		17,666
Laboratory Corp. of America Holdings (Health Care Providers & Services)	33		6,759
Lamb Weston Holding, Inc. (Food Products)	110		8,512

:: ProFund VP Large-Cap Value :: September 30, 2022

Common Stocks, continued

	Shares	Value
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	251	$9,418
Leidos Holdings, Inc. (Professional Services)	104	9,097
Lennar Corp. - Class A (Household Durables)	195	14,536
Lincoln National Corp. (Insurance)	119	5,225
Linde PLC (Chemicals)	187	50,412
Live Nation Entertainment, Inc.* (Entertainment)	62	4,714
LKQ Corp. (Distributors)	114	5,375
Lockheed Martin Corp. (Aerospace & Defense)	181	69,918
Loews Corp. (Insurance)	153	7,626
Lumen Technologies, Inc. (Diversified Telecommunication Services)	729	5,307
LyondellBasell Industries N.V. - Class A (Chemicals)	195	14,680
M&T Bank Corp. (Banks)	134	23,627
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	519	11,719
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	382	37,944
MarketAxess Holdings, Inc. (Capital Markets)	15	3,337
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	211	29,613
Marsh & McLennan Cos., Inc. (Insurance)	149	22,244
Martin Marietta Materials, Inc. (Construction Materials)	20	6,442
Masco Corp. (Building Products)	90	4,202
Mastercard, Inc. - Class A (IT Services)	346	98,382
Match Group, Inc.* (Interactive Media & Services)	216	10,314
McCormick & Co., Inc. (Food Products)	192	13,684
McDonald's Corp. (Hotels, Restaurants & Leisure)	310	71,530
McKesson Corp. (Health Care Providers & Services)	110	37,386
Medtronic PLC (Health Care Equipment & Supplies)	1,017	82,122
Merck & Co., Inc. (Pharmaceuticals)	1,939	166,987
MetLife, Inc. (Insurance)	513	31,180
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	6	6,505
MGM Resorts International (Hotels, Restaurants & Leisure)	250	7,430
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	220	13,427
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	844	42,284
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	34	5,272
Mohawk Industries, Inc.* (Household Durables)	40	3,648
Molina Healthcare, Inc.* (Health Care Providers & Services)	23	7,586
Molson Coors Beverage Co. - Class B (Beverages)	144	6,911
Mondelez International, Inc. - Class A (Food Products)	1,049	57,517
Monster Beverage Corp.* (Beverages)	141	12,261
Moody's Corp. (Capital Markets)	41	9,968
Morgan Stanley (Capital Markets)	524	41,401
Motorola Solutions, Inc. (Communications Equipment)	52	11,646
Nasdaq, Inc. (Capital Markets)	57	3,231
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	49	3,031
Newell Brands, Inc. (Household Durables)	135	1,875
Newmont Corp. (Metals & Mining)	607	25,513
News Corp. - Class A (Media)	295	4,457
News Corp. - Class B (Media)	91	1,403
NextEra Energy, Inc. (Electric Utilities)	1,503	117,851
Nielsen Holdings PLC (Professional Services)	275	7,623
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	445	36,988
NiSource, Inc. (Multi-Utilities)	311	7,834
Nordson Corp. (Machinery)	17	3,609
Norfolk Southern Corp. (Road & Rail)	180	37,737
Northern Trust Corp. (Capital Markets)	159	13,604
Northrop Grumman Corp. (Aerospace & Defense)	111	52,206
NortonLifelock, Inc. (Software)	453	9,123
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	323	3,669
Nucor Corp. (Metals & Mining)	92	9,843
NVR, Inc.* (Household Durables)	1	3,987
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	74	10,916
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	336	20,647
Omnicom Group, Inc. (Media)	157	9,905
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	80	4,986
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	195	9,992
Organon & Co. (Pharmaceuticals)	195	4,563
Otis Worldwide Corp. (Machinery)	193	12,313
PACCAR, Inc. (Machinery)	266	22,262
Packaging Corp. of America (Containers & Packaging)	72	8,085
Paramount Global(b) - Class B (Media)	386	7,349
Parker-Hannifin Corp. (Machinery)	98	23,746
Paychex, Inc. (IT Services)	115	12,904
Paycom Software, Inc.* (Software)	9	2,970
PayPal Holdings, Inc.* (IT Services)	407	35,030
Pentair PLC (Machinery)	53	2,153
PepsiCo, Inc. (Beverages)	613	100,078
Pfizer, Inc. (Pharmaceuticals)	1,976	86,470
PG&E Corp.* (Electric Utilities)	1,234	15,425
Philip Morris International, Inc. (Tobacco)	1,187	98,533
Phillips 66 (Oil, Gas & Consumable Fuels)	368	29,705
Pinnacle West Capital Corp. (Electric Utilities)	87	5,612

September 30, 2022 :: ProFund VP Large-Cap Value ::

Common Stocks, continued

	Shares	Value
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	80	$17,322
PPG Industries, Inc. (Chemicals)	180	19,924
PPL Corp. (Electric Utilities)	563	14,272
Principal Financial Group, Inc. (Insurance)	177	12,771
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	276	28,041
Prudential Financial, Inc. (Insurance)	285	24,447
PTC, Inc.* (Software)	40	4,184
Public Service Enterprise Group, Inc. (Multi-Utilities)	382	21,480
Public Storage (Equity Real Estate Investment Trusts (REITs))	50	14,641
PulteGroup, Inc. (Household Durables)	177	6,638
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	40	3,176
Quanta Services, Inc. (Construction & Engineering)	50	6,370
Quest Diagnostics, Inc. (Health Care Providers & Services)	48	5,889
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	33	2,803
Raymond James Financial, Inc. (Capital Markets)	61	6,028
Raytheon Technologies Corp. (Aerospace & Defense)	1,130	92,501
Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	473	27,529
Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	118	6,354
Regions Financial Corp. (Banks)	393	7,888
Republic Services, Inc. (Commercial Services & Supplies)	88	11,972
ResMed, Inc. (Health Care Equipment & Supplies)	47	10,260
Robert Half International, Inc. (Professional Services)	27	2,066
Rockwell Automation, Inc. (Electrical Equipment)	42	9,035
Rollins, Inc. (Commercial Services & Supplies)	99	3,433
Roper Technologies, Inc. (Industrial Conglomerates)	81	29,131
Ross Stores, Inc. (Specialty Retail)	268	22,584
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	168	6,367
S&P Global, Inc. (Capital Markets)	102	31,146
Salesforce, Inc.* (Software)	297	42,720
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	36	10,247
Schlumberger, Ltd. (Energy Equipment & Services)	1,082	38,844
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	40	2,129
Sealed Air Corp. (Containers & Packaging)	50	2,226
Sempra Energy (Multi-Utilities)	241	36,136
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	100	8,975
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	65	5,543
Snap-on, Inc. (Machinery)	41	8,255
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	11	2,546
Southwest Airlines Co.* (Airlines)	454	14,001
Stanley Black & Decker, Inc. (Machinery)	113	8,499
Starbucks Corp. (Hotels, Restaurants & Leisure)	430	36,232
State Street Corp. (Capital Markets)	281	17,088
STERIS PLC (Health Care Equipment & Supplies)	44	7,316
Stryker Corp. (Health Care Equipment & Supplies)	152	30,786
Synchrony Financial (Consumer Finance)	159	4,482
Synopsys, Inc.* (Software)	39	11,915
Sysco Corp. (Food & Staples Retailing)	390	27,577
T. Rowe Price Group, Inc. (Capital Markets)	52	5,461
Take-Two Interactive Software, Inc.* (Entertainment)	46	5,014
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	193	5,487
Target Corp. (Multiline Retail)	160	23,742
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	245	27,039
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	36	12,149
Teleflex, Inc. (Health Care Equipment & Supplies)	36	7,253
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	357	55,256
Textron, Inc. (Aerospace & Defense)	162	9,438
The AES Corp. (Independent Power and Renewable Electricity Producers)	511	11,549
The Allstate Corp. (Insurance)	207	25,778
The Bank of New York Mellon Corp. (Capital Markets)	563	21,687
The Boeing Co.* (Aerospace & Defense)	427	51,701
The Charles Schwab Corp. (Capital Markets)	374	26,879
The Clorox Co. (Household Products)	94	12,069
The Coca-Cola Co. (Beverages)	2,979	166,883
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	38	10,028
The Estee Lauder Co., Inc. (Personal Products)	73	15,761
The Hershey Co. (Food Products)	62	13,669
The Home Depot, Inc. (Specialty Retail)	189	52,153
The Interpublic Group of Cos., Inc. (Media)	299	7,654
The JM Smucker Co. - Class A (Food Products)	82	11,268
The Kraft Heinz Co. (Food Products)	610	20,344
The Kroger Co. (Food & Staples Retailing)	498	21,788
The Mosaic Co. (Chemicals)	264	12,759
The PNC Financial Services Group, Inc. (Banks)	314	46,918
The Procter & Gamble Co. (Household Products)	1,829	230,910
The Progressive Corp. (Insurance)	448	52,062
The Sherwin-Williams Co. (Chemicals)	85	17,404

:: ProFund VP Large-Cap Value :: September 30, 2022

Common Stocks, continued

	Shares	Value
The Southern Co. (Electric Utilities)	813	$55,285
The TJX Cos., Inc. (Specialty Retail)	897	55,722
The Travelers Cos., Inc. (Insurance)	182	27,882
The Walt Disney Co.* (Entertainment)	1,395	131,591
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	933	26,712
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	461	61,852
Trane Technologies PLC (Building Products)	177	25,632
TransDigm Group, Inc. (Aerospace & Defense)	22	11,546
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	83	4,504
Truist Financial Corp. (Banks)	1,015	44,193
Twitter, Inc.* (Interactive Media & Services)	267	11,705
Tyler Technologies, Inc.* (Software)	12	4,170
Tyson Foods, Inc. - Class A (Food Products)	222	14,636
U.S. Bancorp (Banks)	1,035	41,731
UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	105	4,380
Ulta Beauty, Inc.* (Specialty Retail)	17	6,820
Union Pacific Corp. (Road & Rail)	282	54,939
United Airlines Holdings , Inc.* (Airlines)	250	8,133
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	319	51,532
United Rentals, Inc.* (Trading Companies & Distributors)	21	5,673
UnitedHealth Group, Inc. (Health Care Providers & Services)	415	209,592
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	50	4,409
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	302	32,269
Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	306	12,292
VeriSign, Inc.* (IT Services)	38	6,601
Verisk Analytics, Inc. (Professional Services)	59	10,061
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,215	122,074
Vertex Pharmaceuticals, Inc.* (Biotechnology)	79	22,874
VF Corp. (Textiles, Apparel & Luxury Goods)	253	7,567
Viatris, Inc. (Pharmaceuticals)	928	7,907
VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	737	21,999
Visa, Inc. - Class A (IT Services)	713	126,665
Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	123	2,849
Vulcan Materials Co. (Construction Materials)	53	8,358
W.R. Berkley Corp. (Insurance)	156	10,074
W.W. Grainger, Inc. (Trading Companies & Distributors)	35	17,121
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	549	17,239
Walmart, Inc. (Food & Staples Retailing)	1,091	141,502
Warner Bros Discovery, Inc.* (Entertainment)	1,692	19,458
Waste Management, Inc. (Commercial Services & Supplies)	141	22,589
Waters Corp.* (Life Sciences Tools & Services)	12	3,234
WEC Energy Group, Inc. (Multi-Utilities)	241	21,553
Wells Fargo & Co. (Banks)	2,903	116,758
Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	355	22,834
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	240	7,812
Westinghouse Air Brake Technologies Corp. (Machinery)	139	11,308
WestRock Co. (Containers & Packaging)	195	6,024
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	329	9,396
Whirlpool Corp. (Household Durables)	42	5,662
Willis Towers Watson PLC (Insurance)	84	16,879
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	79	4,979
Xcel Energy, Inc. (Electric Utilities)	419	26,816
Xylem, Inc. (Machinery)	81	7,076
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	115	12,229
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	11	2,882
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	161	16,833
Zions Bancorp (Banks)	60	3,052
Zoetis, Inc. (Pharmaceuticals)	122	18,091
TOTAL COMMON STOCKS
(Cost $8,308,902)		11,880,666

Repurchase Agreements(c) (0.6%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $75,018	$75,000	$75,000
TOTAL REPURCHASE AGREEMENTS
(Cost $75,000)		75,000

Collateral for Securities Loaned(d) (0.1%)
	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 2.85%(e)	7,508	$7,508
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $7,508)		7,508
TOTAL INVESTMENT SECURITIES
(Cost $8,391,410) - 100.8%		11,963,174
Net other assets (liabilities) - (0.8)%		(92,023)

NET ASSETS - 100.0%		$11,871,151

*	Non-income producing security.
(a)	Number of shares is less than 0.50

September 30, 2022 :: ProFund VP Large-Cap Value ::

(b)	All or part of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $7,330.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at September 30, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2022.

:: ProFund VP Large-Cap Value :: September 30, 2022

ProFund VP Large-Cap Value invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$357,089	2.9%
Air Freight & Logistics	87,851	0.7%
Airlines	45,693	0.4%
Auto Components	15,225	0.1%
Automobiles	69,681	0.6%
Banks	622,766	5.3%
Beverages	341,169	2.9%
Biotechnology	255,095	2.1%
Building Products	74,162	0.6%
Capital Markets	299,634	2.5%
Chemicals	309,044	2.6%
Commercial Services & Supplies	57,502	0.5%
Communications Equipment	90,857	0.8%
Construction & Engineering	6,370	0.1%
Construction Materials	14,800	0.1%
Consumer Finance	53,256	0.4%
Containers & Packaging	53,980	0.5%
Distributors	21,502	0.2%
Diversified Financial Services	368,755	3.1%
Diversified Telecommunication Services	211,045	1.8%
Electric Utilities	462,116	3.8%
Electrical Equipment	102,838	0.9%
Electronic Equipment, Instruments & Components	89,698	0.8%
Energy Equipment & Services	72,153	0.6%
Entertainment	224,666	1.9%
Equity Real Estate Investment Trusts (REITs)	383,565	3.2%
Food & Staples Retailing	286,503	2.4%
Food Products	251,934	2.1%
Gas Utilities	10,898	0.1%
Health Care Equipment & Supplies	427,470	3.6%
Health Care Providers & Services	650,096	5.5%
Hotels, Restaurants & Leisure	288,984	2.5%
Household Durables	48,682	0.4%
Household Products	330,122	2.8%
Independent Power and Renewable Electricity Producers	11,549	0.1%
Industrial Conglomerates	214,082	1.8%
Insurance	424,770	3.6%
Interactive Media & Services	22,019	0.2%
Internet & Direct Marketing Retail	3,571	NM
IT Services	611,732	5.1%
Leisure Products	6,675	0.1%
Life Sciences Tools & Services	42,423	0.4%
Machinery	291,727	2.5%
Media	168,369	1.4%
Metals & Mining	52,109	0.4%
Multiline Retail	87,526	0.7%
Multi-Utilities	213,754	1.8%
Oil, Gas & Consumable Fuels	852,937	7.2%
Personal Products	15,761	0.1%
Pharmaceuticals	732,838	6.2%
Professional Services	45,400	0.4%
Real Estate Management & Development	8,304	0.1%
Road & Rail	140,406	1.2%
Semiconductors & Semiconductor Equipment	333,615	2.8%
Software	105,569	0.9%
Specialty Retail	156,474	1.3%
Technology Hardware, Storage & Peripherals	33,552	0.3%
Textiles, Apparel & Luxury Goods	52,845	0.4%
Tobacco	154,177	1.3%
Trading Companies & Distributors	33,337	0.3%
Water Utilities	18,092	0.2%
Wireless Telecommunication Services	61,852	0.5%
Other**	(9,515)	(0.1)%
Total	$11,871,151	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

September 30, 2022 :: ProFund VP Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (99.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $10,359,491	$10,357,000	$10,357,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,357,000)		10,357,000
TOTAL INVESTMENT SECURITIES
(Cost $10,357,000) - 99.9%		10,357,000
Net other assets (liabilities) - 0.1%		6,038

NET ASSETS - 100.0%		$10,363,038

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2022, the aggregate amount held in a segregated account was $1,329,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	5	12/19/22	$1,104,100	$(114,362)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	10/27/22	3.58%	$3,442,685	$(23,896)
S&P MidCap 400	UBS AG	10/27/22	3.43%	5,813,794	(4,782)
				$9,256,479	$(28,678)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2022 :: ProFund VP Mid-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	605	$12,645
Acuity Brands, Inc. (Electrical Equipment)	369	58,106
Affiliated Managers Group, Inc. (Capital Markets)	431	48,207
Alcoa Corp. (Metals & Mining)	812	27,332
American Financial Group, Inc. (Insurance)	370	45,484
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	465	7,928
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	3,781	34,710
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts (REITs))	818	31,591
AptarGroup, Inc. (Containers & Packaging)	339	32,215
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,195	39,495
ASGN, Inc.* (Professional Services)	567	51,240
Ashland, Inc. (Chemicals)	242	22,983
Aspen Technology, Inc.* (Software)	327	77,891
AutoNation, Inc.* (Specialty Retail)	205	20,883
Avient Corp. (Chemicals)	965	29,240
Avis Budget Group, Inc.* (Road & Rail)	325	48,250
Axon Enterprise, Inc.* (Aerospace & Defense)	762	88,202
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	847	36,302
Bank of Hawaii Corp. (Banks)	191	14,539
Bank OZK (Banks)	590	23,340
Blackbaud, Inc.* (Software)	327	14,408
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	917	43,695
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	1,860	34,354
Bruker Corp. (Life Sciences Tools & Services)	1,137	60,329
Brunswick Corp. (Leisure Products)	839	54,913
Builders FirstSource, Inc.* (Building Products)	1,761	103,759
Cable One, Inc. (Media)	32	27,298
Calix, Inc.* (Communications Equipment)	641	39,191
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	950	36,518
Carlisle Cos., Inc. (Industrial Conglomerates)	584	163,759
Cathay General Bancorp (Banks)	328	12,615
Celsius Holdings, Inc.* (Beverages)	453	41,078
ChampionX Corp. (Energy Equipment & Services)	1,077	21,077
Chart Industries, Inc.* (Machinery)	405	74,662
Chemed Corp. (Health Care Providers & Services)	96	41,910
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	223	24,423
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	374	68,872
Ciena Corp.* (Communications Equipment)	1,065	43,057
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	303	20,846
Clean Harbors, Inc.* (Commercial Services & Supplies)	335	36,843
Cleveland-Cliffs, Inc.* (Metals & Mining)	5,839	78,651
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,005	15,608
Coca-Cola Consolidated, Inc. (Beverages)	52	21,410
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,233	51,108
Coherent Corp.* (Electronic Equipment, Instruments & Components)	702	24,465
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	212	14,268
Commerce Bancshares, Inc. (Banks)	616	40,755
CommVault Systems, Inc.* (Software)	329	17,450
Concentrix Corp. (IT Services)	482	53,806
Crane Holdings Co. (Machinery)	264	23,111
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	697	47,856
Cullen/Frost Bankers, Inc. (Banks)	405	53,549
Darling Ingredients, Inc.* (Food Products)	1,810	119,731
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	299	93,470
Dick's Sporting Goods, Inc. (Specialty Retail)	642	67,179
Donaldson Co., Inc. (Machinery)	711	34,846
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts (REITs))	913	16,370
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	459	23,818
Dycom Industries, Inc.* (Construction & Engineering)	130	12,419
Dynatrace, Inc.* (Software)	2,270	79,019
Eagle Materials, Inc. (Construction Materials)	425	45,552
East West Bancorp, Inc. (Banks)	1,591	106,819
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	492	71,015
Enovis Corp.* (Health Care Equipment & Supplies)	220	10,135
Envestnet, Inc.* (Software)	330	14,652
Esab Corp. (Machinery)	211	7,039
Essential Utilities, Inc. (Water Utilities)	1,696	70,181
Euronet Worldwide, Inc.* (IT Services)	181	13,713
Evercore Partners, Inc. - Class A (Capital Markets)	407	33,476
Exelixis, Inc.* (Biotechnology)	1,924	30,168
ExlService Holdings, Inc.* (IT Services)	378	55,701
Fair Isaac Corp.* (Software)	165	67,982
Federated Hermes, Inc. - Class B (Capital Markets)	449	14,871
First American Financial Corp. (Insurance)	541	24,940
First Financial Bankshares, Inc. (Banks)	1,464	61,239

:: ProFund VP Mid-Cap Growth :: September 30, 2022

Common Stocks, continued

	Shares	Value
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,029	$46,109
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	660	87,299
Five Below, Inc.* (Specialty Retail)	626	86,181
Fox Factory Holding Corp.* (Auto Components)	477	37,721
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	840	19,681
FTI Consulting, Inc.* (Professional Services)	390	64,627
GameStop Corp.*(a) - Class A (Specialty Retail)	2,853	71,696
Genpact, Ltd. (IT Services)	1,257	55,019
Gentex Corp. (Auto Components)	1,407	33,543
Glacier Bancorp, Inc. (Banks)	1,251	61,462
Globus Medical, Inc.* (Health Care Equipment & Supplies)	522	31,096
Graco, Inc. (Machinery)	1,145	68,643
GXO Logistics, Inc.* (Air Freight & Logistics)	1,339	46,945
H&R Block, Inc. (Diversified Consumer Services)	828	35,223
Halozyme Therapeutics, Inc.* (Biotechnology)	1,555	61,485
Hancock Whitney Corp. (Banks)	435	19,927
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,105	43,889
HealthEquity, Inc.* (Health Care Providers & Services)	638	42,854
Helen of Troy, Ltd.* (Household Durables)	270	26,039
Home BancShares, Inc. (Banks)	797	17,940
Hubbell, Inc. (Electrical Equipment)	327	72,922
IAA, Inc.* (Commercial Services & Supplies)	815	25,958
ICU Medical, Inc.* (Health Care Equipment & Supplies)	107	16,114
Inari Medical, Inc.* (Health Care Equipment & Supplies)	542	39,371
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,503	41,875
Ingevity Corp.* (Chemicals)	218	13,217
Insperity, Inc. (Professional Services)	403	41,142
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	418	17,706
Interactive Brokers Group, Inc. (Capital Markets)	720	46,015
Iridium Communications, Inc.* (Diversified Telecommunication Services)	760	33,721
ITT, Inc. (Machinery)	523	34,173
Jabil, Inc. (Electronic Equipment, Instruments & Components)	683	39,416
Janus Henderson Group PLC (Capital Markets)	688	13,973
Jefferies Financial Group, Inc. (Diversified Financial Services)	2,099	61,921
John Wiley & Sons, Inc. - Class A (Media)	243	9,127
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	265	40,034
KBR, Inc. (Professional Services)	1,020	44,084
Kinsale Capital Group, Inc. (Insurance)	243	62,067
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts (REITs))	650	53,619
Lancaster Colony Corp. (Food Products)	107	16,080
Landstar System, Inc. (Road & Rail)	267	38,547
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,550	76,276
Lennox International, Inc. (Building Products)	211	46,983
Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	953	105,555
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	1,065	45,667
Lincoln Electric Holdings, Inc. (Machinery)	379	47,648
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	173	34,373
LivaNova PLC* (Health Care Equipment & Supplies)	363	18,430
Louisiana-Pacific Corp. (Paper & Forest Products)	834	42,692
Lumentum Holdings, Inc.* (Communications Equipment)	350	24,000
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	450	23,306
Manhattan Associates, Inc.* (Software)	708	94,185
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	200	24,372
Masimo Corp.* (Health Care Equipment & Supplies)	546	77,073
MasTec, Inc.* (Construction & Engineering)	329	20,892
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,265	61,884
Mattel, Inc.* (Leisure Products)	3,984	75,457
MAXIMUS, Inc. (IT Services)	683	39,525
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	283	44,479
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	355	29,337
MP Materials Corp.* (Metals & Mining)	1,042	28,447
MSA Safety, Inc. (Commercial Services & Supplies)	212	23,167
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,649	57,995
National Fuel Gas Co. (Gas Utilities)	537	33,052
National Instruments Corp. (Electronic Equipment, Instruments & Components)	792	29,890
National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	900	35,874
National Storage Affiliates Trust (Equity Real Estate Investment Trusts (REITs))	963	40,042
Navient Corp. (Consumer Finance)	1,249	18,348
Neogen Corp.* (Health Care Equipment & Supplies)	1,415	19,768
Neurocrine Biosciences, Inc.* (Biotechnology)	1,080	114,706
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	262	30,300

September 30, 2022 :: ProFund VP Mid-Cap Growth ::

Common Stocks, continued

	Shares	Value
nVent Electric PLC (Electrical Equipment)	1,108	$35,024
OGE Energy Corp. (Electric Utilities)	836	30,481
Olin Corp. (Chemicals)	1,523	65,306
Omnicell, Inc.* (Health Care Technology)	500	43,515
Option Care Health, Inc.* (Health Care Providers & Services)	1,747	54,979
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	177	15,257
PacWest Bancorp (Banks)	1,329	30,035
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	363	25,414
Paylocity Holding Corp.* (Software)	462	111,609
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	1,087	62,817
Penumbra, Inc.* (Health Care Equipment & Supplies)	428	81,149
Pinnacle Financial Partners, Inc. (Banks)	863	69,989
Polaris, Inc. (Leisure Products)	272	26,017
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	400	16,416
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	645	41,486
Primerica, Inc. (Insurance)	262	32,344
Progyny, Inc.* (Health Care Providers & Services)	522	19,345
Qualys, Inc.* (Software)	394	54,920
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	612	43,746
R1 RCM, Inc.* (Health Care Providers & Services)	899	16,658
Range Resources Corp. (Oil, Gas & Consumable Fuels)	1,930	48,752
Rayonier, Inc. (Equity Real Estate Investment Trusts (REITs))	992	29,730
Regal Rexnord Corp. (Electrical Equipment)	315	44,213
Repligen Corp.* (Life Sciences Tools & Services)	583	109,085
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	1,931	100,412
RH* (Specialty Retail)	226	55,612
RLI Corp. (Insurance)	273	27,950
Royal Gold, Inc. (Metals & Mining)	445	41,750
RPM International, Inc. (Chemicals)	742	61,816
Sabre Corp.* (IT Services)	1,778	9,157
Saia, Inc.* (Road & Rail)	298	56,619
SEI Investments Co. (Capital Markets)	686	33,648
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	473	13,911
Sensient Technologies Corp. (Chemicals)	270	18,722
Service Corp. International (Diversified Consumer Services)	1,780	102,777
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	406	112,897
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	386	47,648
Simpson Manufacturing Co., Inc. (Building Products)	487	38,181
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	180	14,171
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	716	22,712
SLM Corp. (Consumer Finance)	2,838	39,703
Sotera Health Co.* (Life Sciences Tools & Services)	849	5,790
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	8,050	49,266
STAAR Surgical Co.* (Health Care Equipment & Supplies)	542	38,238
Steel Dynamics, Inc. (Metals & Mining)	1,958	138,920
Stifel Financial Corp. (Capital Markets)	1,198	62,189
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	963	22,188
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	447	44,257
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,159	54,647
Synovus Financial Corp. (Banks)	656	24,607
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	725	34,691
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	2,555	154,168
TEGNA, Inc. (Media)	1,108	22,913
Tempur Sealy International, Inc. (Household Durables)	1,943	46,904
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,218	62,825
Teradata Corp.* (IT Services)	1,160	36,030
Tetra Tech, Inc. (Commercial Services & Supplies)	602	77,375
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	453	39,529
The Boston Beer Co., Inc.* - Class A (Beverages)	64	20,714
The Middleby Corp.* (Machinery)	389	49,858
The New York Times Co. - Class A (Media)	1,083	31,137
The Scotts Miracle-Gro Co. - Class A (Chemicals)	457	19,537
The Toro Co. (Machinery)	1,180	102,045
The Wendy's Co. (Hotels, Restaurants & Leisure)	961	17,961
TopBuild Corp.* (Household Durables)	365	60,145
Trex Co., Inc.* (Building Products)	1,245	54,705
TripAdvisor, Inc.* (Interactive Media & Services)	494	10,908
UMB Financial Corp. (Banks)	491	41,386
Umpqua Holdings Corp. (Banks)	907	15,501
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	916	6,091
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	969	5,775
United Therapeutics Corp.* (Biotechnology)	247	51,717
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	490	46,232
Valmont Industries, Inc. (Construction & Engineering)	241	64,737
Valvoline, Inc. (Chemicals)	1,998	50,629
Vicor Corp.* (Electrical Equipment)	251	14,844

:: ProFund VP Mid-Cap Growth :: September 30, 2022

Common Stocks, continued

	Shares	Value
Victoria's Secret & Co.* (Specialty Retail)	460	$13,395
Watsco, Inc. (Trading Companies & Distributors)	247	63,593
Watts Water Technologies, Inc. - Class A (Machinery)	308	38,725
Webster Financial Corp. (Banks)	813	36,748
WEX, Inc.* (IT Services)	214	27,165
Williams-Sonoma, Inc. (Specialty Retail)	776	91,452
Wingstop, Inc. (Hotels, Restaurants & Leisure)	338	42,392
Wintrust Financial Corp. (Banks)	343	27,972
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	767	79,277
World Wrestling Entertainment, Inc. - Class A (Entertainment)	302	21,191
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	663	40,675
YETI Holdings, Inc.* (Leisure Products)	972	27,721
Ziff Davis, Inc.* (Interactive Media & Services)	533	36,499
TOTAL COMMON STOCKS
(Cost $8,565,388)		10,343,983

Repurchase Agreement(b)(NM)
	Principal Amount	Value
Repurchase Agreement with UMB Bank, N.A., 2.90%, dated 9/30/22, due 10/3/22, total to be received $4,001	$4,000	$4,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,000)		4,000

Collateral for Securities Loaned(c) (0.7%)
	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 2.85%(d)	75,010	$75,010
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $75,010)		75,010
TOTAL INVESTMENT SECURITIES
(Cost $8,644,398) - 100.7%		10,422,993
Net other assets (liabilities) - (0.7)%		(76,395)

NET ASSETS - 100.0%		$10,346,598

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $71,696.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2022.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2022.

September 30, 2022 :: ProFund VP Mid-Cap Growth ::

ProFund VP Mid-Cap Growth invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$88,202	0.9%
Air Freight & Logistics	46,945	0.5%
Auto Components	71,264	0.7%
Banks	658,423	6.3%
Beverages	83,202	0.8%
Biotechnology	297,571	2.9%
Building Products	243,628	2.4%
Capital Markets	252,379	2.4%
Chemicals	281,450	2.7%
Commercial Services & Supplies	163,343	1.6%
Communications Equipment	106,248	1.0%
Construction & Engineering	98,048	0.9%
Construction Materials	45,552	0.4%
Consumer Finance	58,051	0.6%
Containers & Packaging	32,215	0.3%
Diversified Consumer Services	138,000	1.3%
Diversified Financial Services	61,921	0.6%
Diversified Telecommunication Services	53,402	0.5%
Electric Utilities	30,481	0.3%
Electrical Equipment	225,109	2.2%
Electronic Equipment, Instruments & Components	209,552	2.0%
Energy Equipment & Services	21,077	0.2%
Entertainment	21,191	0.2%
Equity Real Estate Investment Trusts (REITs)	666,851	6.4%
Food Products	135,811	1.3%
Gas Utilities	33,052	0.3%
Health Care Equipment & Supplies	540,414	5.2%
Health Care Providers & Services	238,571	2.3%
Health Care Technology	43,515	0.4%
Hotels, Restaurants & Leisure	373,000	3.6%
Household Durables	133,088	1.3%
Independent Power and Renewable Electricity Producers	15,257	0.1%
Industrial Conglomerates	163,759	1.6%
Insurance	192,785	1.9%
Interactive Media & Services	47,407	0.5%
IT Services	290,116	2.8%
Leisure Products	184,108	1.8%
Life Sciences Tools & Services	274,330	2.7%
Machinery	480,750	4.6%
Media	90,475	0.9%
Metals & Mining	315,100	3.1%
Oil, Gas & Consumable Fuels	509,018	4.9%
Paper & Forest Products	42,692	0.4%
Professional Services	201,093	1.9%
Real Estate Management & Development	40,034	0.4%
Road & Rail	143,416	1.4%
Semiconductors & Semiconductor Equipment	590,464	5.8%
Software	544,761	5.3%
Specialty Retail	406,398	3.9%
Textiles, Apparel & Luxury Goods	226,690	2.2%
Trading Companies & Distributors	63,593	0.6%
Water Utilities	70,181	0.7%
Other**	2,615	NM
Total	$10,346,598	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%

September 30, 2022 :: ProFund VP Mid-Cap Value ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.5%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	979	$76,538
ACI Worldwide, Inc.* (Software)	652	13,627
Adient PLC* (Auto Components)	1,021	28,333
AECOM (Construction & Engineering)	1,504	102,828
AGCO Corp. (Machinery)	667	64,145
Alcoa Corp. (Metals & Mining)	1,163	39,147
Alleghany Corp.* (Insurance)	145	121,708
ALLETE, Inc. (Electric Utilities)	615	30,781
Amedisys, Inc.* (Health Care Providers & Services)	350	33,877
American Financial Group, Inc. (Insurance)	399	49,049
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	638	10,878
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	4,645	79,708
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts (REITs))	880	33,986
AptarGroup, Inc. (Containers & Packaging)	380	36,111
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	691	63,704
Ashland, Inc. (Chemicals)	306	29,061
Associated Banc-Corp. (Banks)	1,619	32,510
AutoNation, Inc.* (Specialty Retail)	221	22,513
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,020	36,842
Bank of Hawaii Corp. (Banks)	251	19,106
Bank OZK (Banks)	635	25,121
Belden, Inc. (Electronic Equipment, Instruments & Components)	469	28,149
BellRing Brands, Inc.* (Personal Products)	1,460	30,091
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	1,457	106,083
Black Hills Corp. (Multi-Utilities)	701	47,479
Blackbaud, Inc.* (Software)	169	7,446
Bread Financial Holdings, Inc. (IT Services)	537	16,889
Brighthouse Financial, Inc.* (Insurance)	774	33,607
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	1,453	26,837
Cable One, Inc. (Media)	23	19,620
Cabot Corp. (Chemicals)	606	38,717
CACI International, Inc.* - Class A (Professional Services)	252	65,787
Cadence Bank (Banks)	1,966	49,956
Callaway Golf Co.* (Leisure Products)	1,494	28,774
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	581	22,334
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	421	27,588
Casey's General Stores, Inc. (Food & Staples Retailing)	401	81,210
Cathay General Bancorp (Banks)	489	18,807
ChampionX Corp. (Energy Equipment & Services)	1,158	22,662
Chemed Corp. (Health Care Providers & Services)	69	30,123
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	101	11,062
Ciena Corp.* (Communications Equipment)	597	24,137
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	313	21,534
Clean Harbors, Inc.* (Commercial Services & Supplies)	222	24,416
CNO Financial Group, Inc. (Insurance)	1,232	22,139
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,082	16,803
Cognex Corp. (Electronic Equipment, Instruments & Components)	691	28,642
Coherent Corp.* (Electronic Equipment, Instruments & Components)	726	25,301
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	179	12,047
Commerce Bancshares, Inc. (Banks)	588	38,902
Commercial Metals Co. (Metals & Mining)	1,298	46,053
CommVault Systems, Inc.* (Software)	170	9,017
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	1,212	28,155
Coty, Inc.* - Class A (Personal Products)	3,888	24,572
Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,631	38,084
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	245	22,682
Crane Holdings Co. (Machinery)	262	22,935
Cullen/Frost Bankers, Inc. (Banks)	304	40,195
Curtiss-Wright Corp. (Aerospace & Defense)	414	57,612
Dana, Inc. (Auto Components)	1,375	15,716
Donaldson Co., Inc. (Machinery)	653	32,004
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts (REITs))	1,022	18,324
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	604	31,342
Dycom Industries, Inc.* (Construction & Engineering)	194	18,533
EMCOR Group, Inc. (Construction & Engineering)	531	61,320
Encompass Health Corp. (Health Care Providers & Services)	1,075	48,622
Energizer Holdings, Inc. (Household Products)	714	17,950
EnerSys (Electrical Equipment)	439	25,537
Enovis Corp.* (Health Care Equipment & Supplies)	303	13,959
Envestnet, Inc.* (Software)	279	12,388
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,761	57,778

:: ProFund VP Mid-Cap Value :: September 30, 2022

Common Stocks, continued

	Shares	Value
EPR Properties (Equity Real Estate Investment Trusts (REITs))	808	$28,975
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	4,662	34,872
Esab Corp. (Machinery)	290	9,674
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,159	40,414
Essential Utilities, Inc. (Water Utilities)	951	39,352
Euronet Worldwide, Inc.* (IT Services)	335	25,380
Exelixis, Inc.* (Biotechnology)	1,630	25,558
F.N.B. Corp. (Banks)	3,779	43,836
Fair Isaac Corp.* (Software)	114	46,968
Federated Hermes, Inc. - Class B (Capital Markets)	484	16,030
First American Financial Corp. (Insurance)	605	27,891
First Horizon Corp. (Banks)	5,782	132,409
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	441	19,761
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	439	58,067
FirstCash Holdings, Inc. (Consumer Finance)	411	30,147
Flowers Foods, Inc. (Food Products)	2,079	51,331
Flowserve Corp. (Machinery)	1,408	34,214
Fluor Corp.* (Construction & Engineering)	1,531	38,107
Foot Locker, Inc. (Specialty Retail)	865	26,927
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	1,610	37,722
Fulton Financial Corp. (Banks)	1,803	28,487
GATX Corp. (Trading Companies & Distributors)	381	32,442
Genpact, Ltd. (IT Services)	618	27,050
Gentex Corp. (Auto Components)	1,191	28,393
Globus Medical, Inc.* (Health Care Equipment & Supplies)	332	19,777
Graco, Inc. (Machinery)	729	43,704
Graham Holdings Co. - Class B (Diversified Consumer Services)	41	22,057
Grand Canyon Education, Inc.* (Diversified Consumer Services)	345	28,376
Greif, Inc. - Class A (Containers & Packaging)	287	17,097
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	950	31,626
H&R Block, Inc. (Diversified Consumer Services)	929	39,520
Haemonetics Corp.* (Health Care Equipment & Supplies)	553	40,939
Hancock Whitney Corp. (Banks)	509	23,317
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	3,761	26,177
Harley-Davidson, Inc. (Automobiles)	1,433	49,983
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,179	40,864
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,092	43,618
HealthEquity, Inc.* (Health Care Providers & Services)	300	20,151
Hexcel Corp. (Aerospace & Defense)	907	46,910
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	1,565	84,259
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,134	30,573
Home BancShares, Inc. (Banks)	1,295	29,150
Hubbell, Inc. (Electrical Equipment)	266	59,318
IAA, Inc.* (Commercial Services & Supplies)	663	21,117
ICU Medical, Inc.* (Health Care Equipment & Supplies)	115	17,319
IDACORP, Inc. (Electric Utilities)	545	53,960
Ingevity Corp.* (Chemicals)	177	10,732
Ingredion, Inc. (Food Products)	706	56,847
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	383	16,224
Interactive Brokers Group, Inc. (Capital Markets)	421	26,906
International Bancshares Corp. (Banks)	570	24,225
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	358	30,197
Iridium Communications, Inc.* (Diversified Telecommunication Services)	643	28,530
ITT, Inc. (Machinery)	392	25,613
Jabil, Inc. (Electronic Equipment, Instruments & Components)	830	47,900
Janus Henderson Group PLC (Capital Markets)	771	15,659
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	676	90,104
JBG Smith Properties (Equity Real Estate Investment Trusts (REITs))	1,072	19,918
JetBlue Airways Corp.* (Airlines)	3,490	23,139
John Wiley & Sons, Inc. - Class A (Media)	232	8,714
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	263	39,731
KB Home (Household Durables)	911	23,613
KBR, Inc. (Professional Services)	524	22,647
Kemper Corp. (Insurance)	688	28,387
Kennametal, Inc. (Machinery)	876	18,028
Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,134	47,753
Kirby Corp.* (Marine)	646	39,257
Kite Realty Group Trust (Equity Real Estate Investment Trusts (REITs))	2,361	40,656
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,731	84,698
Kohl's Corp. (Multiline Retail)	1,385	34,833
Kyndryl Holdings, Inc.* (IT Services)	2,200	18,194
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts (REITs))	319	26,314
Lancaster Colony Corp. (Food Products)	111	16,681
Landstar System, Inc. (Road & Rail)	137	19,779
Lear Corp. (Auto Components)	640	76,602
Leggett & Platt, Inc. (Household Durables)	1,429	47,471
Lennox International, Inc. (Building Products)	146	32,510
LHC Group, Inc.* (Health Care Providers & Services)	334	54,662
Lincoln Electric Holdings, Inc. (Machinery)	262	32,939

September 30, 2022 :: ProFund VP Mid-Cap Value ::

Common Stocks, continued

	Shares	Value
Lithia Motors, Inc. (Specialty Retail)	297	$63,721
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	102	20,266
LivaNova PLC* (Health Care Equipment & Supplies)	231	11,728
Lumentum Holdings, Inc.* (Communications Equipment)	409	28,045
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	120	6,215
Macy's, Inc. (Multiline Retail)	2,906	45,536
ManpowerGroup, Inc. (Professional Services)	558	36,097
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	233	28,393
MasTec, Inc.* (Construction & Engineering)	302	19,177
MDU Resources Group, Inc. (Multi-Utilities)	2,191	59,924
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	6,454	76,544
Mercury Systems, Inc.* (Aerospace & Defense)	621	25,213
MGIC Investment Corp. (Thrifts & Mortgage Finance)	3,269	41,909
MillerKnoll, Inc. (Commercial Services & Supplies)	817	12,745
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	278	22,974
MSA Safety, Inc. (Commercial Services & Supplies)	194	21,200
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	511	37,206
Murphy USA, Inc. (Specialty Retail)	232	63,780
National Fuel Gas Co. (Gas Utilities)	473	29,113
National Instruments Corp. (Electronic Equipment, Instruments & Components)	670	25,286
National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,050	41,853
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,476	28,058
Neogen Corp.* (Health Care Equipment & Supplies)	977	13,649
New Jersey Resources Corp. (Gas Utilities)	1,037	40,132
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	5,023	42,846
NewMarket Corp. (Chemicals)	74	22,261
Nordstrom, Inc. (Multiline Retail)	1,212	20,277
NorthWestern Corp. (Multi-Utilities)	604	29,765
NOV, Inc. (Energy Equipment & Services)	4,236	68,539
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	134	15,497
Nu Skin Enterprises, Inc. - Class A (Personal Products)	543	18,120
NuVasive, Inc.* (Health Care Equipment & Supplies)	561	24,577
nVent Electric PLC (Electrical Equipment)	735	23,233
OGE Energy Corp. (Electric Utilities)	1,359	49,549
Old National Bancorp (Banks)	3,156	51,979
Old Republic International Corp. (Insurance)	3,096	64,799
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	626	32,302
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	2,523	74,403
ONE Gas, Inc. (Gas Utilities)	584	41,108
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	313	26,981
Oshkosh Corp. (Machinery)	704	49,484
Owens Corning (Building Products)	1,037	81,518
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	2,423	27,283
Patterson Cos., Inc. (Health Care Providers & Services)	934	22,435
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	1,417	20,561
Penn Entertainment Inc* (Hotels, Restaurants & Leisure)	1,709	47,015
Performance Food Group Co.* (Food & Staples Retailing)	1,670	71,727
Perrigo Co. PLC (Pharmaceuticals)	1,451	51,743
Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	2,439	36,683
Pilgrim's Pride Corp.* (Food Products)	490	11,280
PNM Resources, Inc. (Electric Utilities)	925	42,300
Polaris, Inc. (Leisure Products)	344	32,904
Portland General Electric Co. (Electric Utilities)	962	41,809
Post Holdings, Inc.* (Food Products)	587	48,081
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	487	19,986
Primerica, Inc. (Insurance)	154	19,011
Progyny, Inc.* (Health Care Providers & Services)	306	11,340
Prosperity Bancshares, Inc. (Banks)	983	65,546
PVH Corp. (Textiles, Apparel & Luxury Goods)	722	32,345
R1 RCM, Inc.* (Health Care Providers & Services)	621	11,507
Range Resources Corp. (Oil, Gas & Consumable Fuels)	828	20,915
Rayonier, Inc. (Equity Real Estate Investment Trusts (REITs))	631	18,911
Regal Rexnord Corp. (Electrical Equipment)	416	58,390
Reinsurance Group of America, Inc. (Insurance)	723	90,961
Reliance Steel & Aluminum Co. (Metals & Mining)	650	113,366
RenaissanceRe Holdings, Ltd. (Insurance)	471	66,124
RLI Corp. (Insurance)	174	17,814
Royal Gold, Inc. (Metals & Mining)	283	26,551
RPM International, Inc. (Chemicals)	681	56,734
Ryder System, Inc. (Road & Rail)	552	41,670
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	2,488	32,643
Sabre Corp.* (IT Services)	1,839	9,471
Science Applications International Corp. (Professional Services)	599	52,970
SEI Investments Co. (Capital Markets)	454	22,269

:: ProFund VP Mid-Cap Value :: September 30, 2022

Common Stocks, continued

	Shares	Value
Selective Insurance Group, Inc. (Insurance)	651	$52,991
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	233	6,853
Sensient Technologies Corp. (Chemicals)	195	13,521
Silgan Holdings, Inc. (Containers & Packaging)	903	37,962
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	770	24,424
SL Green Realty Corp. (Equity Real Estate Investment Trusts (REITs))	693	27,831
Sonoco Products Co. (Containers & Packaging)	1,051	59,623
Sotera Health Co.* (Life Sciences Tools & Services)	256	1,746
Southwest Gas Holdings, Inc. (Gas Utilities)	664	46,314
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	4,323	26,457
Spire, Inc. (Gas Utilities)	566	35,279
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	1,470	53,155
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,157	32,107
Stericycle, Inc.* (Commercial Services & Supplies)	994	41,857
STORE Capital Corp. (Equity Real Estate Investment Trusts (REITs))	2,864	89,729
Sunrun, Inc.* (Electrical Equipment)	2,285	63,043
Synovus Financial Corp. (Banks)	939	35,222
Taylor Morrison Home Corp.* (Household Durables)	1,225	28,567
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	454	36,861
TEGNA, Inc. (Media)	1,347	27,856
Terex Corp. (Machinery)	730	21,710
Texas Capital Bancshares, Inc.* (Banks)	537	31,699
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	288	25,131
The Boston Beer Co., Inc.* - Class A (Beverages)	40	12,946
The Brink's Co. (Commercial Services & Supplies)	510	24,704
The Chemours Co. (Chemicals)	1,672	41,215
The Gap, Inc. (Specialty Retail)	2,300	18,883
The Goodyear Tire & Rubber Co.* (Auto Components)	3,048	30,754
The Hanover Insurance Group, Inc. (Insurance)	383	49,078
The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	2,315	18,381
The Middleby Corp.* (Machinery)	209	26,788
The New York Times Co. - Class A (Media)	749	21,534
The Timken Co. (Machinery)	721	42,568
The Wendy's Co. (Hotels, Restaurants & Leisure)	917	17,139
The Western Union Co. (IT Services)	4,156	56,105
Thor Industries, Inc. (Automobiles)	588	41,148
Toll Brothers, Inc. (Household Durables)	1,152	48,385
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	904	30,844
TripAdvisor, Inc.* (Interactive Media & Services)	652	14,396
UGI Corp. (Gas Utilities)	2,256	72,936
Umpqua Holdings Corp. (Banks)	1,473	25,174
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,158	7,701
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	1,226	7,307
United Bankshares, Inc. (Banks)	1,450	51,838
United States Steel Corp. (Metals & Mining)	2,556	46,315
United Therapeutics Corp.* (Biotechnology)	255	53,392
Univar Solutions, Inc.* (Trading Companies & Distributors)	1,797	40,864
Unum Group (Insurance)	2,027	78,648
Valley National Bancorp (Banks)	4,528	48,902
ViaSat, Inc.* (Communications Equipment)	814	24,607
Victoria's Secret & Co.* (Specialty Retail)	456	13,279
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,408	25,048
Visteon Corp.* (Auto Components)	303	32,136
Vontier Corp. (Electronic Equipment, Instruments & Components)	1,702	28,440
Voya Financial, Inc. (Diversified Financial Services)	1,056	63,888
Washington Federal, Inc. (Thrifts & Mortgage Finance)	704	21,106
Watsco, Inc. (Trading Companies & Distributors)	121	31,153
Webster Financial Corp. (Banks)	1,118	50,534
Werner Enterprises, Inc. (Road & Rail)	636	23,914
WEX, Inc.* (IT Services)	272	34,528
Wintrust Financial Corp. (Banks)	327	26,667
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	599	61,912
Woodward, Inc. (Machinery)	649	52,089
World Wrestling Entertainment, Inc. - Class A (Entertainment)	177	12,420
Worthington Industries, Inc. (Metals & Mining)	325	12,396
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	341	20,920
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,207	15,788
XPO Logistics, Inc.* (Air Freight & Logistics)	1,239	55,160
TOTAL COMMON STOCKS
(Cost $8,734,716)		10,454,990

Repurchase Agreements(a) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $57,014	$57,000	$57,000
TOTAL REPURCHASE AGREEMENTS
(Cost $57,000)		57,000

September 30, 2022 :: ProFund VP Mid-Cap Value ::

Common Stocks, continued

Value
TOTAL INVESTMENT SECURITIES
(Cost $8,791,716) - 100.0%	$10,511,990
Net other assets (liabilities) - NM	(1,846)

NET ASSETS - 100.0%	$10,510,144

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Mid-Cap Value :: September 30, 2022

ProFund VP Mid-Cap Value invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$129,735	1.2%
Air Freight & Logistics	55,160	0.5%
Airlines	23,139	0.2%
Auto Components	211,934	1.9%
Automobiles	91,131	0.9%
Banks	893,582	8.5%
Beverages	12,946	0.1%
Biotechnology	78,950	0.8%
Building Products	114,028	1.1%
Capital Markets	80,864	0.8%
Chemicals	212,241	2.0%
Commercial Services & Supplies	146,039	1.4%
Communications Equipment	76,789	0.7%
Construction & Engineering	239,965	2.3%
Consumer Finance	30,147	0.3%
Containers & Packaging	150,793	1.4%
Diversified Consumer Services	89,953	0.9%
Diversified Financial Services	63,888	0.6%
Diversified Telecommunication Services	66,252	0.6%
Electric Utilities	259,263	2.5%
Electrical Equipment	229,521	2.2%
Electronic Equipment, Instruments & Components	412,133	3.9%
Energy Equipment & Services	91,201	0.9%
Entertainment	12,420	0.1%
Equity Real Estate Investment Trusts (REITs)	940,917	8.9%
Food & Staples Retailing	322,753	3.0%
Food Products	184,220	1.8%
Gas Utilities	264,882	2.4%
Health Care Equipment & Supplies	215,950	2.1%
Health Care Providers & Services	309,255	2.9%
Hotels, Restaurants & Leisure	203,186	1.9%
Household Durables	148,036	1.4%
Household Products	17,950	0.2%
Independent Power and Renewable Electricity Producers	26,981	0.3%
Insurance	722,207	6.9%
Interactive Media & Services	14,396	0.1%
IT Services	187,617	1.8%
Leisure Products	61,678	0.6%
Life Sciences Tools & Services	1,746	NM
Machinery	475,895	4.6%
Marine	39,257	0.4%
Media	77,724	0.8%
Metals & Mining	283,828	2.8%
Mortgage Real Estate Investment Trusts (REITs)	79,708	0.8%
Multiline Retail	132,948	1.3%
Multi-Utilities	137,168	1.3%
Oil, Gas & Consumable Fuels	214,648	2.0%
Personal Products	72,783	0.7%
Pharmaceuticals	141,847	1.3%
Professional Services	177,501	1.7%
Real Estate Management & Development	39,731	0.4%
Road & Rail	170,061	1.6%
Semiconductors & Semiconductor Equipment	188,433	1.8%
Software	89,446	0.9%
Specialty Retail	209,103	2.0%
Technology Hardware, Storage & Peripherals	43,846	0.4%
Textiles, Apparel & Luxury Goods	159,923	1.5%
Thrifts & Mortgage Finance	146,275	1.4%
Trading Companies & Distributors	141,665	1.3%
Water Utilities	39,352	0.4%
Other**	55,154	0.5%
Total	$10,510,144	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

September 30, 2022 :: ProFund VP Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (68.3%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	4,420	$328,583
Adobe, Inc.* (Software)	2,644	727,629
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	9,121	577,907
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,255	236,865
Align Technology, Inc.* (Health Care Equipment & Supplies)	441	91,336
Alphabet, Inc.* - Class A (Interactive Media & Services)	20,420	1,953,173
Alphabet, Inc.* - Class C (Interactive Media & Services)	20,988	2,017,997
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	34,694	3,920,421
American Electric Power Co., Inc. (Electric Utilities)	2,902	250,877
Amgen, Inc. (Biotechnology)	3,022	681,159
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,906	404,922
ANSYS, Inc.* (Software)	492	109,076
Apple, Inc. (Technology Hardware, Storage & Peripherals)	54,730	7,563,686
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,862	398,344
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	486	201,860
AstraZeneca PLCADR (Pharmaceuticals)	3,344	183,385
Atlassian Corp. PLC* - Class A (Software)	819	172,473
Autodesk, Inc.* (Software)	1,220	227,896
Automatic Data Processing, Inc. (IT Services)	2,348	531,094
Baidu, Inc.*ADR (Interactive Media & Services)	1,028	120,780
Biogen, Inc.* (Biotechnology)	820	218,940
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	224	368,079
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,288	1,015,895
Cadence Design Systems, Inc.* (Software)	1,547	252,826
Charter Communications, Inc.* - Class A (Media)	908	275,442
Cintas Corp. (Commercial Services & Supplies)	577	223,986
Cisco Systems, Inc. (Communications Equipment)	23,397	935,880
Cognizant Technology Solutions Corp. - Class A (IT Services)	2,926	168,069
Comcast Corp. - Class A (Media)	24,882	729,789
Constellation Energy Corp. (Electric Utilities)	1,845	153,486
Copart, Inc.* (Commercial Services & Supplies)	1,343	142,895
Costco Wholesale Corp. (Food & Staples Retailing)	2,503	1,182,092
Crowdstrike Holdings, Inc.* - Class A (Software)	1,214	200,079
CSX Corp. (Road & Rail)	12,098	322,290
Datadog, Inc.* - Class A (Software)	1,643	145,866
DexCom, Inc.* (Health Care Equipment & Supplies)	2,218	178,638
DocuSign, Inc.* (Software)	1,129	60,368
Dollar Tree, Inc.* (Multiline Retail)	1,265	172,167
eBay, Inc. (Internet & Direct Marketing Retail)	3,104	114,258
Electronic Arts, Inc. (Entertainment)	1,571	181,780
Exelon Corp. (Electric Utilities)	5,613	210,263
Fastenal Co. (Trading Companies & Distributors)	3,247	149,492
Fiserv, Inc.* (IT Services)	3,614	338,162
Fortinet, Inc.* (Software)	4,455	218,874
Gilead Sciences, Inc. (Biotechnology)	7,082	436,889
Honeywell International, Inc. (Industrial Conglomerates)	3,806	635,488
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	470	153,126
Illumina, Inc.* (Life Sciences Tools & Services)	889	169,612
Intel Corp. (Semiconductors & Semiconductor Equipment)	23,199	597,838
Intuit, Inc. (Software)	1,594	617,388
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,018	378,253
JD.com, Inc.ADR (Internet & Direct Marketing Retail)	2,851	143,405
Keurig Dr Pepper, Inc. (Beverages)	8,001	286,596
KLA Corp. (Semiconductors & Semiconductor Equipment)	801	242,407
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	774	283,284
Lucid Group, Inc.*(a) (Automobiles)	9,480	132,436
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	691	193,176
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,834	257,017
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,816	206,655
Match Group, Inc.* (Interactive Media & Services)	1,599	76,352
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	284	235,090
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	11,630	1,577,958
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,122	190,536
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,233	312,273
Microsoft Corp. (Software)	25,399	5,915,427
Moderna, Inc.* (Biotechnology)	2,210	261,333

:: ProFund VP Nasdaq-100 :: September 30, 2022

Common Stocks, continued

	Shares	Value
Mondelez International, Inc. - Class A (Food Products)	7,744	$424,604
Monster Beverage Corp.* (Beverages)	2,977	258,880
NetEase, Inc.ADR(a) (Entertainment)	918	69,401
Netflix, Inc.* (Entertainment)	2,513	591,661
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	11,934	1,448,667
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,484	218,905
Okta, Inc.* (IT Services)	852	48,453
Old Dominion Freight Line, Inc. (Road & Rail)	632	157,223
O'Reilly Automotive, Inc.* (Specialty Retail)	358	251,799
PACCAR, Inc. (Machinery)	1,965	164,451
Palo Alto Networks, Inc.* (Software)	1,689	276,641
Paychex, Inc. (IT Services)	2,033	228,123
PayPal Holdings, Inc.* (IT Services)	6,534	562,382
PepsiCo, Inc. (Beverages)	7,797	1,272,938
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	2,645	165,524
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	6,345	716,858
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	606	417,455
Ross Stores, Inc. (Specialty Retail)	1,977	166,602
Seagen, Inc.* (Biotechnology)	1,042	142,577
Sirius XM Holdings, Inc.(a) (Media)	22,003	125,637
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	907	77,340
Splunk, Inc.* (Software)	919	69,109
Starbucks Corp. (Hotels, Restaurants & Leisure)	6,483	546,258
Synopsys, Inc.* (Software)	864	263,961
Tesla, Inc.* (Automobiles)	10,585	2,807,671
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,162	798,974
The Kraft Heinz Co. (Food Products)	6,924	230,915
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	7,085	950,594
VeriSign, Inc.* (IT Services)	606	105,262
Verisk Analytics, Inc. (Professional Services)	887	151,260
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,449	419,543
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	4,883	153,326
Workday, Inc.* - Class A (Software)	1,136	172,922
Xcel Energy, Inc. (Electric Utilities)	3,091	197,824
Zoom Video Communications, Inc.* - Class A (Software)	1,418	104,351
Zscaler, Inc.* (Software)	802	131,825
TOTAL COMMON STOCKS
(Cost $15,027,717)		56,851,534

Repurchase Agreements(b)(c) (31.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $26,352,337	$26,346,000	$26,346,000
TOTAL REPURCHASE AGREEMENTS
(Cost $26,346,000)		26,346,000

Collateral for Securities Loaned(d) (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 2.85%(e)	339,837	$339,837
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $339,837)		339,837
TOTAL INVESTMENT SECURITIES
(Cost $41,713,554) - 100.3%		83,537,371
Net other assets (liabilities) - (0.3)%		(262,420)

NET ASSETS - 100.0%		$83,274,951

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $327,378.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2022, the aggregate amount held in a segregated account was $1,788,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at September 30, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2022.
ADR	American Depositary Receipt
NYS	New York Shares

September 30, 2022 :: ProFund VP Nasdaq-100 ::

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	25	12/19/22	$5,517,750	$(664,221)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	10/27/22	3.68%	$14,756,291	$(316,558)
Nasdaq-100 Index	UBS AG	10/27/22	3.88%	5,628,236	(60,969)
				$20,384,527	$(377,527)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Nasdaq-100 invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Automobiles	$2,940,107	3.5%
Beverages	1,818,414	2.2%
Biotechnology	2,577,896	3.1%
Commercial Services & Supplies	366,881	0.4%
Communications Equipment	935,880	1.1%
Electric Utilities	812,450	1.0%
Entertainment	1,171,425	1.4%
Food & Staples Retailing	1,335,418	1.6%
Food Products	655,519	0.8%
Health Care Equipment & Supplies	801,353	1.0%
Hotels, Restaurants & Leisure	1,408,219	1.7%
Industrial Conglomerates	635,488	0.7%
Interactive Media & Services	5,746,260	6.9%
Internet & Direct Marketing Retail	4,578,698	5.6%
IT Services	1,981,545	2.4%
Life Sciences Tools & Services	169,612	0.2%
Machinery	164,451	0.2%
Media	1,130,868	1.4%
Multiline Retail	172,167	0.2%
Pharmaceuticals	183,385	0.2%
Professional Services	151,260	0.2%
Road & Rail	479,513	0.6%
Semiconductors & Semiconductor Equipment	7,692,665	9.2%
Software	9,666,711	11.6%
Specialty Retail	418,401	0.5%
Technology Hardware, Storage & Peripherals	7,563,686	9.1%
Textiles, Apparel & Luxury Goods	193,176	0.2%
Trading Companies & Distributors	149,492	0.2%
Wireless Telecommunication Services	950,594	1.1%
Other**	26,423,417	31.7%
Total	$83,274,951	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2022 :: ProFund VP Oil & Gas ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (96.6%)

	Shares	Value
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	8,642	$263,840
APA Corp. (Oil, Gas & Consumable Fuels)	10,027	342,823
Baker Hughes Co. - Class A (Energy Equipment & Services)	31,050	650,808
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	7,666	1,271,866
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	2,967	279,521
Chevron Corp. (Oil, Gas & Consumable Fuels)	55,293	7,943,946
ConocoPhillips (Oil, Gas & Consumable Fuels)	39,083	3,999,754
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	1,670	111,573
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	24,424	637,955
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	20,096	1,208,372
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	5,455	657,109
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	2,968	154,010
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	17,985	2,009,464
EQT Corp. (Oil, Gas & Consumable Fuels)	11,353	462,635
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	13,281	99,342
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	127,920	11,168,696
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	3,042	402,365
Halliburton Co. (Energy Equipment & Services)	27,833	685,248
Hess Corp. (Oil, Gas & Consumable Fuels)	8,552	932,082
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	4,459	240,073
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	60,846	1,012,477
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	20,794	469,529
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	15,304	1,520,146
Matador Resources Co. (Oil, Gas & Consumable Fuels)	3,443	168,432
New Fortress Energy, Inc. (Oil, Gas & Consumable Fuels)	1,462	63,904
NOV, Inc. (Energy Equipment & Services)	12,054	195,034
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	22,869	1,405,300
OGE Energy Corp. (Electric Utilities)	6,143	223,974
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	13,714	702,705
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	7,806	359,076
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	2,955	170,769
Phillips 66 (Oil, Gas & Consumable Fuels)	14,764	1,191,750
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	7,325	1,586,082
Plug Power, Inc.* (Electrical Equipment)	15,983	335,803
Range Resources Corp. (Oil, Gas & Consumable Fuels)	7,602	192,027
Schlumberger, Ltd. (Energy Equipment & Services)	43,418	1,558,706
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	34,197	209,286
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	6,953	419,544
TechnipFMC PLC* (Energy Equipment & Services)	13,878	117,408
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	190	337,674
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	37,396	1,070,647
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	12,091	1,291,923
TOTAL COMMON STOCKS
(Cost $21,680,341)		48,123,678

Repurchase Agreements(a) (2.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $1,310,315	$1,310,000	$1,310,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,310,000)		1,310,000
TOTAL INVESTMENT SECURITIES
(Cost $22,990,341) - 99.2%		49,433,678
Net other assets (liabilities) - 0.8%		410,539

NET ASSETS - 100.0%		$49,844,217

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Oil & Gas :: September 30, 2022

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	10/24/22	3.68%	$1,548,941	$(1,086)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Oil & Gas invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Electric Utilities	$223,974	0.4%
Electrical Equipment	335,803	0.7%
Energy Equipment & Services	3,207,204	6.4%
Oil, Gas & Consumable Fuels	43,954,332	88.3%
Semiconductors & Semiconductor Equipment	402,365	0.8%
Other**	1,720,539	3.4%
Total	$49,844,217	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2022 :: ProFund VP Pharmaceuticals ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.2%)

	Shares	Value
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	2,548	$38,551
Amicus Therapeutics, Inc.* (Biotechnology)	12,888	134,550
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,974	55,469
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,662	46,785
Arvinas, Inc.* (Pharmaceuticals)	2,500	111,225
Atea Pharmaceuticals, Inc.* (Biotechnology)	3,911	22,254
Axsome Therapeutics, Inc.* (Pharmaceuticals)	1,644	73,355
Bristol-Myers Squibb Co. (Pharmaceuticals)	8,489	603,483
Cara Therapeutics, Inc.* (Biotechnology)	2,330	21,809
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	1,946	81,382
Catalent, Inc.* (Pharmaceuticals)	6,355	459,848
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	4,883	62,649
ChemoCentryx, Inc.* (Biotechnology)	3,242	167,481
CinCor Pharma, Inc.* (Pharmaceuticals)	969	31,803
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	1,762	28,227
Corcept Therapeutics, Inc.* (Pharmaceuticals)	4,921	126,174
Elanco Animal Health, Inc.* (Pharmaceuticals)	23,007	285,517
Eli Lilly & Co. (Pharmaceuticals)	1,873	605,635
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	1,527	67,631
Innoviva, Inc.* (Pharmaceuticals)	3,239	37,605
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	4,532	210,874
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	6,882	71,298
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	3,236	431,326
Johnson & Johnson (Pharmaceuticals)	17,789	2,906,010
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	627	40,749
Merck & Co., Inc. (Pharmaceuticals)	6,719	578,640
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	1,909	24,970
Nuvation Bio, Inc.* (Pharmaceuticals)	7,098	15,900
Organon & Co. (Pharmaceuticals)	13,130	307,242
Pacira BioSciences, Inc.* (Pharmaceuticals)	2,366	125,848
Perrigo Co. PLC (Pharmaceuticals)	6,950	247,837
Pfizer, Inc. (Pharmaceuticals)	53,303	2,332,539
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	1,050	13,955
Pliant Therapeutics, Inc.* (Pharmaceuticals)	1,734	36,223
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	2,569	128,013
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	1,435	36,062
Revance Therapeutics, Inc.* (Pharmaceuticals)	4,184	112,968
Royalty Pharma PLC - Class A (Pharmaceuticals)	13,667	549,140
Theravance Biopharma, Inc.* (Pharmaceuticals)	2,959	30,004
Vanda Pharmaceuticals, Inc.* (Biotechnology)	2,920	28,850
Viatris, Inc. (Pharmaceuticals)	60,055	511,669
Zoetis, Inc. (Pharmaceuticals)	3,639	539,627
TOTAL COMMON STOCKS
(Cost $8,348,644)		12,341,177

Repurchase Agreements(b) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $49,012	$49,000	$49,000
TOTAL REPURCHASE AGREEMENTS
(Cost $49,000)		49,000

Collateral for Securities Loaned(c) (0.7%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 2.85%(d)	81,884	$81,884
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $81,884)		81,884
TOTAL INVESTMENT SECURITIES
(Cost $8,479,528) - 99.3%		12,472,061
Net other assets (liabilities) - 0.7%		91,801

NET ASSETS - 100.0%		$12,563,862

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $77,827.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2022.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2022.

:: ProFund VP Pharmaceuticals :: September 30, 2022

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	10/24/22	3.68%	$232,962	$(4,167)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Pharmaceuticals invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Biotechnology	$549,640	4.4%
Pharmaceuticals	11,791,537	93.8%
Other**	222,685	1.8%
Total	$12,563,862	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2022 :: ProFund VP Precious Metals ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (93.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $19,708,740	$19,704,000	$19,704,000
TOTAL REPURCHASE AGREEMENTS
(Cost $19,704,000)		19,704,000
TOTAL INVESTMENT SECURITIES
(Cost $19,704,000) - 93.6%		19,704,000
Net other assets (liabilities) - 6.4%		1,338,617

NET ASSETS - 100.0%		$21,042,617

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2022, the aggregate amount held in a segregated account was $2,660,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	10/24/22	3.68%	$10,023,118	$673,495
Dow Jones Precious Metals Index	UBS AG	10/24/22	3.83%	11,029,258	740,017
				$21,052,376	$1,413,512

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2022 :: ProFund VP Real Estate ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.6%)

	Shares	Value
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	2,613	$22,001
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	399	26,964
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	741	103,881
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts (REITs))	1,510	49,543
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	2,324	498,964
Americold Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,346	33,112
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	2,153	36,945
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts (REITs))	770	29,737
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	698	128,565
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts (REITs))	851	19,862
Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	713	53,454
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	1,497	27,650
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	534	63,786
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,603	108,219
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	561	13,032
CoStar Group, Inc.* (Professional Services)	1,976	137,628
Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	756	17,653
Crown Castle, Inc. (Equity Real Estate Investment Trusts (REITs))	2,162	312,517
CubeSmart (Equity Real Estate Investment Trusts (REITs))	1,120	44,867
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,435	142,323
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts (REITs))	878	15,743
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	217	31,322
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	454	258,253
Equity Commonwealth (Equity Real Estate Investment Trusts (REITs))	556	13,538
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	874	54,922
Equity Residential (Equity Real Estate Investment Trusts (REITs))	1,690	113,602
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	326	78,967
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	668	115,370
Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	363	32,714
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	659	29,530
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,277	56,494
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,901	39,636
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,694	61,746
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	526	14,181
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	3,572	56,723
Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	2,895	97,764
Iron Mountain, Inc. (Equity Real Estate Investment Trusts (REITs))	1,452	63,844
JBG Smith Properties (Equity Real Estate Investment Trusts (REITs))	498	9,253
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	240	36,257
Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	526	22,150
Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	3,090	56,887
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts (REITs))	435	35,883
Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	421	46,630
LXP Industrial Trust (Equity Real Estate Investment Trusts (REITs))	1,401	12,833
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,994	35,509
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	576	89,320
National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	224	12,663
National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	884	35,236
National Storage Affiliates Trust (Equity Real Estate Investment Trusts (REITs))	426	17,713
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	1,170	34,503
Opendoor Technologies, Inc.* (Real Estate Management & Development)	2,516	7,825
Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	1,133	17,040
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	403	16,539

:: ProFund VP Real Estate :: September 30, 2022

Common Stocks, continued
	Shares	Value
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	4,604	$467,766
Public Storage (Equity Real Estate Investment Trusts (REITs))	790	231,320
Rayonier, Inc. (Equity Real Estate Investment Trusts (REITs))	731	21,908
Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	3,083	179,431
Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	769	41,411
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	853	44,356
Rithm Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	2,335	17,092
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,156	15,167
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	539	153,426
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	1,634	146,652
SL Green Realty Corp.(a) (Equity Real Estate Investment Trusts (REITs))	321	12,891
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	680	24,589
STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	894	25,416
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,545	28,151
STORE Capital Corp. (Equity Real Estate Investment Trusts (REITs))	1,326	41,544
Sun Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	616	83,363
The Howard Hughes Corp.* (Real Estate Management & Development)	179	9,915
UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	1,524	63,566
Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	1,996	80,179
VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	4,809	143,549
Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	805	18,644
Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	2,313	148,772
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	3,698	105,615
WP Carey, Inc. (Equity Real Estate Investment Trusts (REITs))	1,036	72,313
Zillow Group, Inc.* - Class A (Real Estate Management & Development)	295	8,446
Zillow Group, Inc.* - Class C (Real Estate Management & Development)	827	23,660
TOTAL COMMON STOCKS
(Cost $2,334,522)		5,700,435

Repurchase Agreements(b) (1.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $87,021	$87,000	$87,000
TOTAL REPURCHASE AGREEMENTS
(Cost $87,000)		87,000

Collateral for Securities Loaned(c) (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 2.85%(d)	12,800	$12,800
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $12,800)		12,800
TOTAL INVESTMENT SECURITIES
(Cost $2,434,322) - 100.3%		5,800,235
Net other assets (liabilities) - (0.3)%		(15,672)

NET ASSETS - 100.0%		$5,784,563

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $12,851.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2022.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2022.

September 30, 2022 :: ProFund VP Real Estate ::

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	10/24/22	3.68%	$93,201	$(1,363)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Real Estate invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Equity Real Estate Investment Trusts (REITs)	$5,244,434	90.7%
Mortgage Real Estate Investment Trusts (REITs)	124,051	2.1%
Professional Services	137,628	2.4%
Real Estate Management & Development	194,322	3.4%
Other**	84,128	1.4%
Total	$5,784,563	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2022 :: ProFund VP Rising Rates Opportunity ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (93.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $16,499,968	$16,496,000	$16,496,000
TOTAL REPURCHASE AGREEMENTS
(Cost $16,496,000)		16,496,000
TOTAL INVESTMENT SECURITIES
(Cost $16,496,000) - 93.4%		16,496,000
Net other assets (liabilities) - 6.6%		1,158,385

NET ASSETS - 100.0%		$17,654,385

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2022, the aggregate amount held in a segregated account was $501,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 3.00% due on 8/15/52	Citibank North America	10/17/22	(2.80)%	$(12,582,561)	$580,362
30-Year U.S. Treasury Bond, 3.00% due on 8/15/52	Societe' Generale	10/17/22	(2.73)%	(9,456,352)	411,922
				$(22,038,913)	$992,284

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2022 :: ProFund VP Semiconductor ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (78.5%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	6,106	$386,876
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	248	5,419
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	382	6,513
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,967	274,082
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,291	269,632
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,527	678,003
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	211	14,517
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	513	142,342
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	563	46,740
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	266	12,861
Intel Corp. (Semiconductors & Semiconductor Equipment)	15,530	400,208
KLA Corp. (Semiconductors & Semiconductor Equipment)	537	162,512
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	518	189,588
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	520	25,589
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,216	137,999
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,091	127,614
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,173	209,067
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	216	17,850
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	167	60,688
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	9,471	1,149,686
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	993	146,477
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,639	102,159
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	217	13,957
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	391	31,049
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	4,247	479,826
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	242	7,117
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	129	15,924
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	607	51,759
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	210	48,607
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	593	44,564
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,456	534,920
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	164	15,473
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	468	48,372
TOTAL COMMON STOCKS
(Cost $1,266,675)		5,857,990

Repurchase Agreements(b) (4.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $342,082	$342,000	$342,000
TOTAL REPURCHASE AGREEMENTS
(Cost $342,000)		342,000

Collateral for Securities Loaned(c) (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 2.85%(d)	13,889	$13,889
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $13,889)		13,889
TOTAL INVESTMENT SECURITIES
(Cost $1,622,564) - 83.3%		6,213,879
Net other assets (liabilities) - 16.7%		1,244,988

NET ASSETS - 100.0%		$7,458,867

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $12,861.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2022.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2022.

:: ProFund VP Semiconductor :: September 30, 2022

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	10/24/22	3.68%	$1,573,766	$(13,908)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Semiconductor invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$5,857,990	78.5%
Other**	1,600,877	21.5%
Total	$7,458,867	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2022 :: ProFund VP Short Dow 30 ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreement(a)(b) (98.2%)

	Principal Amount	Value
Repurchase Agreement with various counterparties,rates 2.90%-2.90%, dated 9/30/22, due 10/3/22, total to be received $8,002	$8,000	$8,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,000)		8,000
TOTAL INVESTMENT SECURITIES
(Cost $8,000) - 98.2%		8,000
Net other assets (liabilities) - 1.8%		149

NET ASSETS - 100.0%		$8,149

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2022, the aggregate amount held in a segregated account was $4,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	10/27/22	(3.43)%	$(3,124)	$36
Dow Jones Industrial Average	UBS AG	10/27/22	(3.28)%	(5,023)	73
				$(8,147)	$109

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2022 :: ProFund VP Short Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (98.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $2,456,591	$2,456,000	$2,456,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,456,000)		2,456,000
TOTAL INVESTMENT SECURITIES
(Cost $2,456,000) - 98.0%		2,456,000
Net other assets (liabilities) - 2.0%		50,186

NET ASSETS - 100.0%		$2,506,186

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2022, the aggregate amount held in a segregated account was $412,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	10/27/22	(2.73)%	$(927,788)	$(2,230)
S&P Emerging 50 ADR Index (USD)	UBS AG	10/27/22	(2.58)%	(1,562,289)	594
				$(2,490,077)	$(1,636)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2022 :: ProFund VP Short International ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (99.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $4,464,074	$4,463,000	$4,463,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,463,000)		4,463,000
TOTAL INVESTMENT SECURITIES
(Cost $4,463,000) - 99.5%		4,463,000
Net other assets (liabilities) - 0.5%		21,621

NET ASSETS - 100.0%		$4,484,621

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2022, the aggregate amount held in a segregated account was $400,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	10/27/22	(2.88)%	$(2,336,684)	$(22,875)
MSCI EAFE Index	UBS AG	10/27/22	(2.78)%	(2,108,271)	(10,152)
				$(4,444,955)	$(33,027)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2022 :: ProFund VP Short Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (115.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $765,184	$765,000	$765,000
TOTAL REPURCHASE AGREEMENTS
(Cost $765,000)		765,000
TOTAL INVESTMENT SECURITIES
(Cost $765,000) - 115.8%		765,000
Net other assets (liabilities) - (15.8)%		(104,350)

NET ASSETS - 100.0%		$660,650

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2022, the aggregate amount held in a segregated account was $5,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	10/27/22	(3.18)%	$(355,993)	$1,238
S&P MidCap 400	UBS AG	10/27/22	(3.08)%	(297,880)	1,095
				$(653,873)	$2,333

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2022 :: ProFund VP Short Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (93.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $10,290,475	$10,288,000	$10,288,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,288,000)		10,288,000
TOTAL INVESTMENT SECURITIES
(Cost $10,288,000) - 93.4%		10,288,000
Net other assets (liabilities) - 6.6%		722,832

NET ASSETS - 100.0%		$11,010,832

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2022, the aggregate amount held in a segregated account was $2,347,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	3	12/19/22	$(662,130)	$78,151

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	10/27/22	(3.43)%	$(6,900,898)	$452,851
Nasdaq-100 Index	UBS AG	10/27/22	(3.23)%	(3,444,963)	95,042
				$(10,345,861)	$547,893

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2022 :: ProFund VP Short Small-Cap ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (101.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $2,745,660	$2,745,000	$2,745,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,745,000)		2,745,000
TOTAL INVESTMENT SECURITIES
(Cost $2,745,000) - 101.7%		2,745,000
Net other assets (liabilities) - (1.7)%		(44,731)

NET ASSETS - 100.0%		$2,700,269

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2022, the aggregate amount held in a segregated account was $562,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	10/27/22	(3.08)%	$(1,857,828)	$(12,819)
Russell 2000 Index	UBS AG	10/27/22	(2.58)%	(835,689)	(1,455)
				$(2,693,517)	$(14,274)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2022 :: ProFund VP Small-Cap ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (57.8%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	82	$532
1Life Healthcare, Inc.* (Health Care Providers & Services)	552	9,467
1st Source Corp. (Banks)	49	2,269
1stdibs.com, Inc.* (Internet & Direct Marketing Retail)	72	453
22nd Century Group, Inc.* (Tobacco)	495	459
23andMe Holding Co.* - Class A (Life Sciences Tools & Services)	790	2,259
2seventy bio, Inc.* (Biotechnology)	114	1,659
2U, Inc.* (Diversified Consumer Services)	229	1,431
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	388	3,096
4D Molecular Therapeutics, Inc.* (Biotechnology)	92	740
5E Advanced Materials, Inc.* (Metals & Mining)	101	1,026
8x8, Inc.* (Software)	366	1,263
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	67	1,102
A10 Networks, Inc. (Software)	202	2,681
Aadi Bioscience, Inc.* (Pharmaceuticals)	44	622
AAON, Inc. (Building Products)	134	7,220
AAR Corp.* (Aerospace & Defense)	103	3,689
Aaron's Co., Inc. (The) (Specialty Retail)	93	904
AbCellera Biologics, Inc.* (Life Sciences Tools & Services)	634	6,270
Abercrombie & Fitch Co.* (Specialty Retail)	152	2,364
ABM Industries, Inc. (Commercial Services & Supplies)	205	7,837
Absci Corp.* (Life Sciences Tools & Services)	161	504
Academy Sports & Outdoors, Inc. (Leisure Products)	253	10,672
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	368	6,020
Acadia Realty Trust (Equity Real Estate Investment Trusts (REITs))	285	3,597
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	176	1,375
ACCO Brands Corp. (Commercial Services & Supplies)	282	1,382
Accolade, Inc.* (Health Care Technology)	199	2,273
ACI Worldwide, Inc.* (Software)	351	7,336
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	198	3,117
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	147	1,832
ACNB Corp. (Banks)	25	751
Acushnet Holdings Corp. (Leisure Products)	103	4,479
ACV Auctions, Inc.* - Class A (Software)	353	2,538
AdaptHealth Corp.* (Health Care Providers & Services)	221	4,150
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	341	2,428
Addus HomeCare Corp.* (Health Care Providers & Services)	47	4,476
Adicet Bio, Inc.* (Pharmaceuticals)	87	1,237
Adient PLC* (Auto Components)	291	8,075
ADMA Biologics, Inc.* (Biotechnology)	569	1,383
Adtalem Global Education, Inc.* (Diversified Consumer Services)	137	4,994
AdTheorent Holding Co., Inc.* (Media)	111	239
ADTRAN Holdings, Inc. (Communications Equipment)	215	4,210
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	115	8,902
AdvanSix, Inc. (Chemicals)	83	2,664
Advantage Solutions, Inc.* (Media)	253	539
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	90	551
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	146	2,209
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	243	9,719
Aerovate Therapeutics, Inc.* (Biotechnology)	28	464
AeroVironment, Inc.* (Aerospace & Defense)	75	6,253
AerSale Corp.* (Aerospace & Defense)	49	908
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	297	555
AEye, Inc.* (Electronic Equipment, Instruments & Components)	81	90
AFC Gamma, Inc. (Mortgage Real Estate Investment Trusts (REITs))	48	734
Affimed N.V.* (Biotechnology)	435	896
Agenus, Inc.* (Biotechnology)	866	1,775
Agiliti, Inc.* (Health Care Providers & Services)	85	1,216
Agilysys, Inc.* (Software)	61	3,376
Agios Pharmaceuticals, Inc.* (Biotechnology)	167	4,723
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	241	16,288
Air Transport Services Group, Inc.* (Air Freight & Logistics)	181	4,360
AirSculpt Technologies, Inc. (Health Care Providers & Services)	38	244
aka Brands Holding Corp.* (Internet & Direct Marketing Retail)	34	49
Akero Therapeutics, Inc.* (Biotechnology)	86	2,928
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	159	472
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	48	564

:: ProFund VP Small-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
Alamo Group, Inc. (Machinery)	31	$3,790
Alarm.com Holdings, Inc.* (Software)	147	9,533
Albany International Corp. - Class A (Machinery)	95	7,489
Albireo Pharma, Inc.* (Biotechnology)	53	1,026
Alector, Inc.* (Biotechnology)	190	1,797
Alerus Financial Corp. (Diversified Financial Services)	46	1,017
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts (REITs))	222	3,681
Alexander's, Inc. (Equity Real Estate Investment Trusts (REITs))	7	1,463
Alico, Inc. (Food Products)	19	537
Alight, Inc.* - Class A (Professional Services)	1,039	7,616
Alignment Healthcare, Inc.* (Health Care Providers & Services)	258	3,055
Alkami Technology, Inc.* (Software)	110	1,656
Alkermes PLC* (Biotechnology)	499	11,143
Allbirds, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	295	897
Allegiant Travel Co.* (Airlines)	47	3,430
ALLETE, Inc. (Electric Utilities)	175	8,759
Allied Motion Technologies, Inc. (Electrical Equipment)	41	1,173
Allogene Therapeutics, Inc.*(a) (Biotechnology)	244	2,635
Allovir, Inc.* (Biotechnology)	95	750
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	334	5,087
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	67	2,061
Alpha Metallurgical Resources, Inc. (Metals & Mining)	51	6,979
Alpha Teknova, Inc.* (Biotechnology)	19	63
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	222	1,940
Alpine Immune Sciences, Inc.* (Biotechnology)	48	346
Alta Equipment Group, Inc. (Trading Companies & Distributors)	63	694
Altair Engineering, Inc.* - Class A (Software)	159	7,031
Alto Ingredients, Inc.* (Oil, Gas & Consumable Fuels)	221	804
Altra Industrial Motion Corp. (Machinery)	199	6,690
Altus Power, Inc.*(a) (Independent Power and Renewable Electricity Producers)	128	1,409
ALX Oncology Holdings, Inc.* (Biotechnology)	66	632
Amalgamated Financial Corp. (Banks)	42	947
A-Mark Precious Metals, Inc. (Diversified Financial Services)	55	1,561
Ambac Financial Group, Inc.* (Insurance)	135	1,721
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	111	6,236
AMC Networks, Inc.* - Class A (Media)	93	1,888
Amerant Bancorp, Inc. (Banks)	85	2,111
Ameresco, Inc.* - Class A (Construction & Engineering)	97	6,449
American Assets Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	151	3,884
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	346	2,363
American Eagle Outfitters, Inc. (Specialty Retail)	472	4,593
American Equity Investment Life Holding Co. (Insurance)	222	8,278
American National Bankshares, Inc. (Banks)	32	1,022
American Public Education, Inc.* (Diversified Consumer Services)	57	521
American Realty Investors, Inc.* (Real Estate Management & Development)	5	80
American Software, Inc. - Class A (Software)	110	1,685
American States Water Co. (Water Utilities)	113	8,807
American Vanguard Corp. (Chemicals)	89	1,664
American Well Corp.* - Class A (Health Care Technology)	702	2,520
American Woodmark Corp.* (Building Products)	51	2,237
America's Car-Mart, Inc.* (Specialty Retail)	18	1,098
Ameris Bancorp (Banks)	203	9,076
AMERISAFE, Inc. (Insurance)	58	2,710
Amicus Therapeutics, Inc.* (Biotechnology)	844	8,811
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	311	5,303
AMMO, Inc.* (Leisure Products)	267	782
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	132	13,987
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	315	636
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	117	3,288
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	109	716
Amplitude, Inc.* - Class A (Software)	171	2,645
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	108	3,040
Amyris, Inc.*(a) (Oil, Gas & Consumable Fuels)	603	1,761
AN2 Therapeutics, Inc.* (Pharmaceuticals)	15	261
AnaptysBio, Inc.* (Biotechnology)	62	1,582
Anavex Life Sciences Corp.* (Biotechnology)	212	2,188
Angel Oak Mortgage, Inc. (Mortgage Real Estate Investment Trusts (REITs))	37	443
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	114	2,332
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	39	1,253
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	45	1,071
Anterix, Inc.* (Diversified Telecommunication Services)	57	2,036
Apartment Investment and Management Co. (Equity Real Estate Investment Trusts (REITs))	458	3,343
Apellis Pharmaceuticals, Inc.* (Biotechnology)	287	19,602

September 30, 2022 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
API Group Corp.* (Construction & Engineering)	633	$8,400
Apogee Enterprises, Inc. (Building Products)	68	2,599
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	431	3,577
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	119	4,641
Appfolio, Inc.* (Software)	58	6,074
AppHarvest, Inc.* (Food Products)	227	447
Appian Corp.* (Software)	123	5,022
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	659	9,266
Applied Blockchain, Inc.* (Software)	25	43
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	117	12,024
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	505	5,808
Arbutus Biopharma Corp.* (Biotechnology)	330	630
ArcBest Corp. (Road & Rail)	75	5,455
Arcellx, Inc.* (Biotechnology)	91	1,708
Arch Resources, Inc. (Oil, Gas & Consumable Fuels)	47	5,574
Archaea Energy, Inc.* (Oil, Gas & Consumable Fuels)	182	3,278
Archer Aviation, Inc.* - Class A (Aerospace & Defense)	435	1,135
Archrock, Inc. (Energy Equipment & Services)	414	2,658
Arconic Corp.* (Metals & Mining)	314	5,351
Arcosa, Inc. (Construction & Engineering)	148	8,463
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	71	1,052
Arcus Biosciences, Inc.* (Biotechnology)	157	4,107
Arcutis Biotherapeutics, Inc.* (Biotechnology)	125	2,389
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	107	977
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts (REITs))	157	1,641
Argan, Inc. (Construction & Engineering)	41	1,319
Argo Group International Holdings, Ltd. (Insurance)	97	1,868
Aris Water Solution, Inc. - Class A (Commercial Services & Supplies)	67	855
Arko Corp. (Specialty Retail)	255	2,394
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	266	1,234
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	205	2,128
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts (REITs))	349	1,700
Array Technologies, Inc.* (Electrical Equipment)	461	7,643
Arrow Financial Corp. (Banks)	43	1,247
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	315	10,411
Arteris, Inc.* (Software)	53	353
Artesian Resources Corp. - Class A (Water Utilities)	25	1,203
Artisan Partners Asset Management, Inc. (Capital Markets)	184	4,955
Artivion, Inc.* (Health Care Equipment & Supplies)	119	1,647
Arvinas, Inc.* (Pharmaceuticals)	149	6,629
Asana, Inc.* - Class A (Software)	225	5,002
Asbury Automotive Group, Inc.* (Specialty Retail)	68	10,274
ASGN, Inc.* (Professional Services)	150	13,556
Ashford Hospitality Trust, Inc.* (Equity Real Estate Investment Trusts (REITs))	105	715
Aspen Aerogels, Inc.* (Energy Equipment & Services)	94	867
Assetmark Financial Holdings, Inc.* (Capital Markets)	66	1,207
Associated Banc-Corp. (Banks)	457	9,177
Associated Capital Group, Inc. - Class A (Capital Markets)	5	184
Astec Industries, Inc. (Machinery)	70	2,183
Astra Space, Inc.* (Aerospace & Defense)	466	285
Astronics Corp.* (Aerospace & Defense)	77	605
Atara Biotherapeutics, Inc.* (Biotechnology)	284	1,074
Atea Pharmaceuticals, Inc.* (Biotechnology)	234	1,331
Aterian, Inc.* (Household Durables)	202	250
Athira Pharma, Inc.* (Pharmaceuticals)	104	309
ATI Physical Therapy, Inc.* (Health Care Providers & Services)	229	229
ATI, Inc.* (Metals & Mining)	380	10,112
Atkore, Inc.* (Electrical Equipment)	126	9,805
Atlantic Union Bankshares (Banks)	229	6,957
Atlanticus Holdings Corp.* (Consumer Finance)	13	341
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	86	8,220
Atlas Technical Consultants, Inc.* (Professional Services)	57	379
ATN International, Inc. (Diversified Telecommunication Services)	33	1,273
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	63	638
AtriCure, Inc.* (Health Care Equipment & Supplies)	140	5,474
Atrion Corp. (Health Care Equipment & Supplies)	4	2,260
Aura Biosciences, Inc.* (Biotechnology)	56	1,015
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	411	3,091
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	142	3,093
Avaya Holdings Corp.* - Class C (Software)	261	415
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	136	204
AvePoint, Inc.* (Software)	394	1,580
Aviat Networks, Inc.* (Communications Equipment)	34	931
Avid Bioservices, Inc.* (Biotechnology)	187	3,575

:: ProFund VP Small-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	110	$2,559
Avidity Biosciences, Inc.* (Biotechnology)	157	2,564
AvidXchange Holdings, Inc.* (Software)	449	3,781
Avient Corp. (Chemicals)	279	8,454
Avista Corp. (Multi-Utilities)	222	8,225
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	100	6,056
AxoGen, Inc.* (Health Care Equipment & Supplies)	124	1,478
Axonics, Inc.* (Health Care Equipment & Supplies)	150	10,566
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	175	5,990
Axsome Therapeutics, Inc.* (Pharmaceuticals)	91	4,060
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	124	831
AZZ, Inc. (Electrical Equipment)	75	2,738
B Riley Financial, Inc. (Capital Markets)	63	2,805
B&G Foods, Inc.(a) (Food Products)	217	3,578
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	186	1,187
Babylon Holdings, Ltd.* - Class A (Health Care Technology)	333	157
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	90	8,315
Bakkt Holdings, Inc.* (Capital Markets)	195	445
Balchem Corp. (Chemicals)	98	11,914
Bally's Corp.* (Hotels, Restaurants & Leisure)	111	2,193
Banc of California, Inc. (Banks)	161	2,571
BancFirst Corp. (Banks)	60	5,368
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	84	1,097
Bandwidth, Inc.* (Diversified Telecommunication Services)	71	845
Bank First Corp. (Banks)	20	1,530
Bank of Marin Bancorp (Banks)	48	1,438
BankUnited, Inc. (Banks)	238	8,132
Bankwell Financial Group, Inc. (Banks)	17	495
Banner Corp. (Banks)	105	6,203
Bar Harbor Bankshares (Banks)	45	1,193
BARK, Inc.* (Internet & Direct Marketing Retail)	365	664
Barnes Group, Inc. (Machinery)	150	4,332
Barrett Business Services, Inc. (Professional Services)	21	1,638
Battalion Oil Corp.* (Oil, Gas & Consumable Fuels)	8	95
BayCom Corp. (Banks)	39	686
BCB Bancorp, Inc. (Banks)	44	741
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	157	8,591
Beam Therapeutics, Inc.* (Biotechnology)	195	9,290
Beazer Homes USA, Inc.* (Household Durables)	91	880
Bed Bath & Beyond, Inc.*(a) (Specialty Retail)	244	1,486
Belden, Inc. (Electronic Equipment, Instruments & Components)	132	7,923
BellRing Brands, Inc.* (Personal Products)	404	8,325
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	107	2,651
Benefitfocus, Inc.* (Software)	79	502
Benson Hill, Inc.* (Software)	524	1,436
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	171	489
Berkshire Grey, Inc.* (Machinery)	149	253
Berkshire Hills Bancorp, Inc. (Banks)	135	3,686
Berry Corp. (Oil, Gas & Consumable Fuels)	239	1,793
Beyond Meat, Inc.*(a) (Food Products)	188	2,664
BGC Partners, Inc. - Class A (Capital Markets)	978	3,071
Big 5 Sporting Goods Corp. (Specialty Retail)	66	709
Big Lots, Inc. (Multiline Retail)	87	1,358
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	196	2,901
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	2	231
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	568	7,157
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	193	29,177
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	103	2,343
Bionano Genomics, Inc.* (Life Sciences Tools & Services)	893	1,634
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	97	679
Bioxcel Therapeutics, Inc.* (Biotechnology)	59	697
Bird Global, Inc.* - Class A (Road & Rail)	525	185
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	69	1,646
Black Hills Corp. (Multi-Utilities)	199	13,478
Blackbaud, Inc.* (Software)	142	6,257
Blackline, Inc.* (Software)	169	10,122
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts (REITs))	521	12,159
Blade Air Mobility, Inc.* (Airlines)	172	693
Blend Labs, Inc.* - Class A (Software)	566	1,251
Blink Charging Co.*(a) (Electrical Equipment)	110	1,949
Bloom Energy Corp.* (Electrical Equipment)	538	10,756
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	270	4,949
Blucora, Inc.* (Capital Markets)	146	2,824
Blue Bird Corp.* (Machinery)	53	443
Blue Foundry Bancorp* (Thrifts & Mortgage Finance)	80	892
Blue Ridge Bankshares, Inc. (Banks)	52	661
Bluebird Bio, Inc.* (Biotechnology)	236	1,494
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	36	595

September 30, 2022 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	28	$1,739
Blueprint Medicines Corp.* (Biotechnology)	183	12,058
Bluerock Residential Growth REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	88	2,354
Boise Cascade Co. (Trading Companies & Distributors)	121	7,195
Boot Barn Holdings, Inc.* (Specialty Retail)	90	5,261
Borr Drilling, Ltd.* (Energy Equipment & Services)	597	1,982
Boston Omaha Corp.* - Class A (Media)	67	1,544
Bowlero Corp.* (Hotels, Restaurants & Leisure)	124	1,526
Box, Inc.* - Class A (Software)	428	10,438
Boxed, Inc.* (Internet & Direct Marketing Retail)	176	162
Brady Corp. - Class A (Commercial Services & Supplies)	140	5,842
Braemar Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	209	899
Brandywine Realty Trust (Equity Real Estate Investment Trusts (REITs))	520	3,510
BRC, Inc.* - Class A (Food Products)	80	618
Bread Financial Holdings, Inc. (IT Services)	153	4,812
Bridgebio Pharma, Inc.* (Biotechnology)	320	3,181
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	62	1,021
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	160	3,947
Bright Health Group, Inc.* (Insurance)	591	621
Brightcove, Inc.* (IT Services)	126	794
Brightsphere Investment Group, Inc. (Capital Markets)	99	1,476
BrightSpire Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	287	1,811
BrightView Holdings, Inc.* (Commercial Services & Supplies)	136	1,080
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	133	3,322
Bristow Group, Inc.* (Energy Equipment & Services)	71	1,668
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	399	2,039
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts (REITs))	511	7,936
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	569	2,430
Brookfield Business Corp. - Class A (Industrial Conglomerates)	79	1,746
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	300	12,210
Brookline Bancorp, Inc. (Banks)	230	2,680
BRP Group, Inc.* - Class A (Insurance)	182	4,796
BRT Apartments Corp. (Equity Real Estate Investment Trusts (REITs))	37	751
BTRS Holdings, Inc.* (Software)	307	2,843
Build-A-Bear Workshop, Inc. (Specialty Retail)	43	573
Bumble, Inc.* - Class A (Interactive Media & Services)	264	5,673
Business First Bancshares, Inc. (Banks)	65	1,399
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	407	1,913
Byline Bancorp, Inc. (Banks)	75	1,519
C3.ai, Inc.* - Class A (Software)	211	2,638
C4 Therapeutics, Inc.* (Biotechnology)	129	1,131
Cabot Corp. (Chemicals)	170	10,861
Cactus, Inc. - Class A (Energy Equipment & Services)	180	6,917
Cadence Bank (Banks)	555	14,103
Cadre Holdings, Inc. (Aerospace & Defense)	58	1,395
Caesarstone, Ltd. (Building Products)	69	642
Calavo Growers, Inc. (Food Products)	53	1,683
Caleres, Inc. (Specialty Retail)	108	2,616
California Resources Corp. (Oil, Gas & Consumable Fuels)	233	8,954
California Water Service Group (Water Utilities)	166	8,747
Calix, Inc.* (Communications Equipment)	174	10,639
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	151	5,287
Cal-Maine Foods, Inc. (Food Products)	116	6,448
Cambium Networks Corp.* (Communications Equipment)	35	592
Cambridge Bancorp (Banks)	21	1,675
Camden National Corp. (Banks)	44	1,874
Camping World Holdings, Inc. - Class A (Specialty Retail)	118	2,988
Cannae Holdings, Inc.* (Diversified Financial Services)	218	4,504
Cano Health, Inc.* (Health Care Providers & Services)	495	4,292
Canoo, Inc.* (Automobiles)	433	812
Cantaloupe, Inc.* (IT Services)	179	623
Capital Bancorp, Inc. (Banks)	28	647
Capital City Bank Group, Inc. (Banks)	41	1,276
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	398	3,303
Capstar Financial Holdings, Inc. (Banks)	62	1,149
Cara Therapeutics, Inc.* (Biotechnology)	137	1,282
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	122	1,691
Cardlytics, Inc.* (Media)	98	921
CareDx, Inc.* (Biotechnology)	156	2,655
CareMax, Inc.* (Health Care Providers & Services)	183	1,297
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	296	5,361
Cargurus, Inc.* (Interactive Media & Services)	312	4,421
Caribou Biosciences, Inc.* (Biotechnology)	172	1,815
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	155	801
Carpenter Technology Corp. (Metals & Mining)	146	4,546
Carriage Services, Inc. (Diversified Consumer Services)	41	1,319
Cars.com, Inc.* (Interactive Media & Services)	206	2,369

:: ProFund VP Small-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
Carter Bankshares, Inc.* (Banks)	74	$1,191
Casa Systems, Inc.* (Communications Equipment)	108	338
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	153	11,687
Cass Information Systems, Inc. (IT Services)	41	1,422
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	117	4,893
Castle Biosciences, Inc.* (Biotechnology)	75	1,956
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	293	3,759
Cathay General Bancorp (Banks)	220	8,461
Cavco Industries, Inc.* (Household Durables)	27	5,556
CBIZ, Inc.* (Professional Services)	148	6,331
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	81	2,074
Celldex Therapeutics, Inc.* (Biotechnology)	140	3,935
Celsius Holdings, Inc.* (Beverages)	170	15,416
Celularity, Inc.* (Biotechnology)	206	476
Cenntro Electric Group, Ltd.*(a) (Automobiles)	563	580
Centerspace (Equity Real Estate Investment Trusts (REITs))	47	3,164
Central Garden & Pet Co.* (Household Products)	30	1,081
Central Garden & Pet Co.* - Class A (Household Products)	123	4,202
Central Pacific Financial Corp. (Banks)	83	1,717
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	33	1,352
Century Aluminum Co.* (Metals & Mining)	159	840
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	83	544
Century Communities, Inc. (Household Durables)	88	3,765
Century Therapeutics, Inc.* (Biotechnology)	62	613
Cepton, Inc.* (Electronic Equipment, Instruments & Components)	144	282
Cerberus Cyber Sentinel Corp.* (IT Services)	140	413
Cerence, Inc.* (Software)	120	1,890
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	166	4,691
Cerus Corp.* (Health Care Equipment & Supplies)	528	1,901
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	70	1,836
ChampionX Corp. (Energy Equipment & Services)	625	12,230
ChannelAdvisor Corp.* (Software)	87	1,971
Charge Enterprises, Inc.* (Diversified Telecommunication Services)	398	700
Chart Industries, Inc.* (Machinery)	112	20,648
Chase Corp. (Chemicals)	23	1,922
Chatham Lodging Trust* (Equity Real Estate Investment Trusts (REITs))	147	1,451
Chegg, Inc.* (Diversified Consumer Services)	381	8,027
ChemoCentryx, Inc.* (Biotechnology)	193	9,970
Chesapeake Utilities Corp. (Gas Utilities)	53	6,116
Chicago Atlantic Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	17	245
Chico's FAS, Inc.* (Specialty Retail)	375	1,815
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	712	3,717
Chimerix, Inc.* (Biotechnology)	258	498
Chinook Therapeutics, Inc.* (Biotechnology)	153	3,008
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	127	17,369
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	58	1,344
Cimpress PLC* (Commercial Services & Supplies)	54	1,322
CinCor Pharma, Inc.* (Pharmaceuticals)	61	2,002
Cinemark Holdings, Inc.* (Entertainment)	334	4,045
Cipher Mining, Inc.* (Software)	120	151
CIRCOR International, Inc.* (Machinery)	57	940
Citi Trends, Inc.* (Specialty Retail)	25	388
Citizens & Northern Corp. (Banks)	46	1,112
City Holding Co. (Banks)	45	3,991
City Office REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	125	1,246
Civista Bancshares, Inc. (Banks)	46	955
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	226	12,970
Claros Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	282	3,311
Clarus Corp. (Leisure Products)	88	1,185
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	519	2,771
Cleanspark, Inc.* (Software)	140	445
Clear Channel Outdoor Holdings, Inc.* (Media)	1,129	1,547
Clear Secure, Inc.* - Class A (Software)	190	4,343
Clearfield, Inc.* (Communications Equipment)	35	3,662
Clearwater Paper Corp.* (Paper & Forest Products)	51	1,918
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	107	3,114
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	251	7,994
Clipper Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	37	258
Clover Health Investments Corp.* (Health Care Providers & Services)	1,182	2,009
CNB Financial Corp. (Banks)	49	1,155
CNO Financial Group, Inc. (Insurance)	347	6,236
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	573	8,899
Coastal Financial Corp.* (Banks)	32	1,272
Coca-Cola Consolidated, Inc. (Beverages)	14	5,764
Codexis, Inc.* (Life Sciences Tools & Services)	187	1,133
Coeur Mining, Inc.* (Metals & Mining)	853	2,917

September 30, 2022 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Cogent Biosciences, Inc.* (Biotechnology)	196	$2,924
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	132	6,886
Cohen & Steers, Inc. (Capital Markets)	78	4,885
Coherus Biosciences, Inc.* (Biotechnology)	225	2,162
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	147	3,790
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	104	1,666
Colony Bankcorp, Inc. (Banks)	50	652
Columbia Banking System, Inc. (Banks)	241	6,962
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	104	2,198
Columbus McKinnon Corp. (Machinery)	86	2,250
Comfort Systems USA, Inc. (Construction & Engineering)	108	10,511
Commercial Metals Co. (Metals & Mining)	370	13,128
CommScope Holding Co., Inc.* (Communications Equipment)	628	5,784
Community Bank System, Inc. (Banks)	163	9,793
Community Health Systems, Inc.* (Health Care Providers & Services)	383	823
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	73	2,391
Community Trust Bancorp, Inc. (Banks)	48	1,946
CommVault Systems, Inc.* (Software)	136	7,213
Compass Diversified Holdings (Diversified Financial Services)	190	3,431
Compass Minerals International, Inc. (Metals & Mining)	105	4,046
Compass, Inc.* - Class A (Real Estate Management & Development)	836	1,940
CompoSecure, Inc.* (Technology Hardware, Storage & Peripherals)	24	120
Computer Programs and Systems, Inc.* (Health Care Technology)	44	1,227
CompX International, Inc. (Commercial Services & Supplies)	5	81
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	281	4,858
Comtech Telecommunications Corp. (Communications Equipment)	79	791
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	80	516
Conduent, Inc.* (IT Services)	520	1,737
CONMED Corp. (Health Care Equipment & Supplies)	89	7,135
ConnectOne Bancorp, Inc. (Banks)	114	2,629
Conn's, Inc.* (Specialty Retail)	40	283
Consensus Cloud Solutions, Inc.* (Software)	49	2,318
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	105	6,754
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	227	944
Constellium SE* (Metals & Mining)	387	3,924
Construction Partners, Inc.* - Class A (Construction & Engineering)	122	3,200
Consumer Portfolio Services, Inc.* (Consumer Finance)	29	211
ContextLogic, Inc.* - Class A (Internet & Direct Marketing Retail)	1,771	1,300
Convey Health Solutions Holdings, Inc.* (Health Care Technology)	49	515
Corcept Therapeutics, Inc.* (Pharmaceuticals)	261	6,692
Core Scientific, Inc.* (IT Services)	822	1,069
CoreCivic, Inc.* (Equity Real Estate Investment Trusts (REITs))	357	3,156
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	345	8,014
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	117	1,328
CorVel Corp.* (Health Care Providers & Services)	27	3,738
Costamare, Inc. (Marine)	162	1,450
Couchbase, Inc.* (Software)	81	1,156
Coursera, Inc.* (Diversified Consumer Services)	349	3,762
Covenant Logistics Group, Inc. - Class A (Road & Rail)	31	890
Covetrus, Inc.* (Health Care Providers & Services)	324	6,765
Cowen, Inc. - Class A (Capital Markets)	80	3,091
CRA International, Inc. (Professional Services)	21	1,864
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	70	6,481
Crawford & Co. - Class A (Insurance)	47	270
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	295	3,245
Crescent Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	99	1,334
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	161	3,162
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	186	12,772
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	112	3,177
CrossFirst Bankshares, Inc.* (Banks)	139	1,814
CryoPort, Inc.* (Health Care Equipment & Supplies)	134	3,264
Cryptyde, Inc.* (Containers & Packaging)	61	42
CS Disco, Inc.* (Software)	68	680
CSG Systems International, Inc. (IT Services)	97	5,129
CSW Industrials, Inc. (Building Products)	45	5,391
CTI BioPharma Corp.* (Biotechnology)	306	1,781
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts (REITs))	54	1,012
CTS Corp. (Electronic Equipment, Instruments & Components)	97	4,040
Cue Health, Inc.* (Health Care Equipment & Supplies)	333	1,002
Cullinan Oncology, Inc.* (Biotechnology)	93	1,192
Cumulus Media, Inc.* - Class A (Media)	55	387
Curo Group Holdings Corp. (Consumer Finance)	67	269
Cushman & Wakefield PLC* (Real Estate Management & Development)	487	5,576

:: ProFund VP Small-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	183	$1,067
Customers Bancorp, Inc.* (Banks)	93	2,742
Cutera, Inc.* (Health Care Equipment & Supplies)	51	2,326
CVB Financial Corp. (Banks)	408	10,331
Cvent Holding Corp.* (Software)	139	730
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	91	2,637
CyberOptics Corp.* (Semiconductors & Semiconductor Equipment)	22	1,183
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	349	5,137
Cytokinetics, Inc.* (Biotechnology)	251	12,161
Cyxtera Technologies, Inc.* (IT Services)	113	461
Daily Journal Corp.* (Media)	4	1,026
Dakota Gold Corp.* (Metals & Mining)	157	479
Dana, Inc. (Auto Components)	395	4,515
Danimer Scientific, Inc.*(a) (Chemicals)	277	817
Daseke, Inc.* (Road & Rail)	125	676
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	131	4,065
Day One Biopharmaceuticals, Inc.* (Biotechnology)	85	1,703
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	138	2,553
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	216	5,862
Deluxe Corp. (Commercial Services & Supplies)	132	2,198
Denali Therapeutics, Inc.* (Biotechnology)	302	9,268
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	153	13,198
Denny's Corp.* (Hotels, Restaurants & Leisure)	173	1,628
Design Therapeutics, Inc.* (Biotechnology)	104	1,739
Designer Brands, Inc. (Specialty Retail)	172	2,633
Desktop Metal, Inc.*(a) - Class A (Machinery)	809	2,095
Destination XL Group, Inc.* (Specialty Retail)	178	965
DHI Group, Inc.* (Interactive Media & Services)	131	705
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	419	3,168
Diamond Hill Investment Group, Inc. (Capital Markets)	9	1,485
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	310	2,055
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts (REITs))	642	4,821
DICE Therapeutics, Inc.* (Pharmaceuticals)	87	1,764
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	224	547
Digi International, Inc.* (Communications Equipment)	105	3,630
Digimarc Corp.* (Software)	42	569
Digital Turbine, Inc.* (Software)	287	4,136
DigitalBridge Group, Inc. (Real Estate Management & Development)	496	6,204
DigitalOcean Holdings, Inc.* (IT Services)	213	7,704
Dillard's, Inc.(a) - Class A (Multiline Retail)	13	3,546
Dime Community Bancshares, Inc. (Banks)	100	2,928
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	45	2,860
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	136	8,828
Diversey Holdings, Ltd.* (Chemicals)	239	1,162
Diversified Healthcare Trust (Equity Real Estate Investment Trusts (REITs))	728	721
DMC Global, Inc.* (Energy Equipment & Services)	57	911
DocGo, Inc.* (Health Care Providers & Services)	246	2,440
Doma Holdings, Inc.* (Real Estate Management & Development)	419	184
Domo, Inc.* (Software)	93	1,673
Donegal Group, Inc. - Class A (Insurance)	48	648
Donnelley Financial Solutions, Inc.* (Capital Markets)	79	2,921
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	94	1,276
Dorman Products, Inc.* (Auto Components)	81	6,652
Douglas Dynamics, Inc. (Machinery)	69	1,933
Douglas Elliman, Inc. (Real Estate Management & Development)	231	947
Dream Finders Homes, Inc.* - Class A (Household Durables)	64	678
Dril-Quip, Inc.* (Energy Equipment & Services)	104	2,030
Duck Creek Technologies, Inc.* (Software)	236	2,797
Ducommun, Inc.* (Aerospace & Defense)	34	1,348
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	40	282
Duolingo, Inc.* (Diversified Consumer Services)	72	6,857
DXP Enterprises, Inc.* (Trading Companies & Distributors)	47	1,113
Dycom Industries, Inc.* (Construction & Engineering)	88	8,407
Dynavax Technologies Corp.* (Biotechnology)	362	3,779
Dyne Therapeutics, Inc.* (Biotechnology)	97	1,232
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	134	1,561
DZS, Inc.* (Communications Equipment)	54	610
E2open Parent Holdings, Inc.* (Software)	610	3,703
Eagle Bancorp, Inc. (Banks)	97	4,348
Eagle Bulk Shipping, Inc. (Marine)	41	1,770
Eagle Pharmaceuticals, Inc.* (Biotechnology)	32	845
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	137	1,688
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	279	4,400
Eastern Bankshares, Inc. (Banks)	477	9,368
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	175	803
Ebix, Inc. (Software)	81	1,537

September 30, 2022 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	103	$1,696
Ecovyst, Inc.* (Chemicals)	232	1,958
Edgewell Personal Care Co. (Personal Products)	158	5,909
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	91	895
Editas Medicine, Inc.* (Biotechnology)	211	2,583
eGain Corp.* (Software)	65	478
eHealth, Inc.* (Insurance)	76	297
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	128	964
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	60	535
elf Beauty, Inc.* (Personal Products)	148	5,568
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	174	1,978
Embecta Corp. (Health Care Equipment & Supplies)	178	5,125
EMCOR Group, Inc. (Construction & Engineering)	150	17,321
Emergent BioSolutions, Inc.* (Biotechnology)	154	3,232
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	31	408
Empire State Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	413	2,709
Employers Holdings, Inc. (Insurance)	83	2,863
Enact Holdings, Inc. (Thrifts & Mortgage Finance)	92	2,040
Enanta Pharmaceuticals, Inc.* (Biotechnology)	60	3,112
Encore Capital Group, Inc.* (Consumer Finance)	72	3,275
Encore Wire Corp. (Electrical Equipment)	56	6,470
Energizer Holdings, Inc. (Household Products)	204	5,129
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	478	2,925
Energy Recovery, Inc.* (Machinery)	168	3,652
Energy Vault Holdings, Inc.* (Electrical Equipment)	194	1,024
Enerpac Tool Group Corp. (Machinery)	179	3,192
EnerSys (Electrical Equipment)	125	7,271
Eneti, Inc. (Marine)	72	480
Enfusion, Inc.* - Class A (Software)	80	987
EngageSmart, Inc.* (Software)	107	2,214
Ennis, Inc. (Commercial Services & Supplies)	78	1,570
Enochian Biosciences, Inc.* (Biotechnology)	60	109
Enova International, Inc.* (Consumer Finance)	96	2,810
Enovix Corp.* (Electrical Equipment)	333	6,106
EnPro Industries, Inc. (Machinery)	64	5,439
Enstar Group, Ltd.* (Insurance)	34	5,766
Entercom Communications Corp.* (Media)	369	142
Enterprise Bancorp, Inc. (Banks)	29	867
Enterprise Financial Services Corp. (Banks)	108	4,756
Entravision Communications Corp. - Class A (Media)	182	723
Envestnet, Inc.* (Software)	168	7,459
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	81	3,365
EQRx, Inc.*(a) (Biotechnology)	615	3,044
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,258	9,410
Equity Bancshares, Inc. - Class A (Banks)	46	1,363
Equity Commonwealth (Equity Real Estate Investment Trusts (REITs))	326	7,941
Erasca, Inc.* (Biotechnology)	198	1,544
Ermenegildo Zegna Holditalia SpA (Consumer Discretionary Products)	145	1,559
ESCO Technologies, Inc. (Machinery)	79	5,802
Esperion Therapeutics, Inc.* (Biotechnology)	204	1,367
Esquire Financial Holdings, Inc. (Banks)	21	789
ESS Tech, Inc.* (Electrical Equipment)	247	1,010
Essent Group, Ltd. (Thrifts & Mortgage Finance)	322	11,227
Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	430	8,364
Ethan Allen Interiors, Inc. (Household Durables)	69	1,459
European Wax Center, Inc.(a) - Class A (Diversified Consumer Services)	75	1,384
Eventbrite, Inc.* (Interactive Media & Services)	236	1,435
Everbridge, Inc.* (Software)	121	3,736
EverCommerce, Inc.* (Software)	74	809
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	264	4,282
EverQuote, Inc.* - Class A (Interactive Media & Services)	60	409
EVERTEC, Inc. (IT Services)	192	6,019
EVgo, Inc.*(a) (Specialty Retail)	208	1,645
Evo Payments, Inc.* (IT Services)	145	4,829
Evolent Health, Inc.* (Health Care Technology)	251	9,018
Evolus, Inc.* (Pharmaceuticals)	108	869
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	257	545
Evoqua Water Technologies Corp.* (Machinery)	360	11,905
Excelerate Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	57	1,334
ExlService Holdings, Inc.* (IT Services)	99	14,590
eXp World Holdings, Inc.(a) (Real Estate Management & Development)	213	2,388
Exponent, Inc. (Professional Services)	156	13,677
Express, Inc.* (Specialty Retail)	197	215
Expro Group Holdings N.V.* (Energy Equipment & Services)	237	3,019
Extreme Networks, Inc.* (Communications Equipment)	387	5,058
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	80	633

:: ProFund VP Small-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
EZCORP, Inc.* - Class A (Consumer Finance)	153	$1,180
F45 Training Holdings, Inc.* (Hotels, Restaurants & Leisure)	111	343
Fabrinet* (Electronic Equipment, Instruments & Components)	113	10,786
Faraday Future Intelligent Electric, Inc.*(a) (Automobiles)	304	193
Farmers & Merchants Bancorp, Inc. (Banks)	37	994
Farmers National Bancorp (Banks)	96	1,257
Farmland Partners, Inc. (Equity Real Estate Investment Trusts (REITs))	148	1,875
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	56	1,537
Fastly, Inc.* - Class A (IT Services)	341	3,124
Fate Therapeutics, Inc.* (Biotechnology)	254	5,692
Fathom Digital Manufacturing C* (Machinery)	30	61
FB Financial Corp. (Banks)	110	4,203
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	28	2,776
Federal Signal Corp. (Machinery)	183	6,830
Federated Hermes, Inc. - Class B (Capital Markets)	261	8,643
FibroGen, Inc.* (Biotechnology)	268	3,487
Figs, Inc.* - Class A (Health Care Equipment & Supplies)	390	3,218
Finance Of America Cos., Inc.* - Class A (Thrifts & Mortgage Finance)	119	176
Financial Institutions, Inc. (Banks)	46	1,107
First Advantage Corp.* (Professional Services)	180	2,309
First Bancorp (Banks)	568	7,770
First Bancorp (Banks)	108	3,951
First Bank/Hamilton NJ (Banks)	47	642
First Busey Corp. (Banks)	158	3,473
First Business Financial Services, Inc. (Banks)	25	808
First Commonwealth Financial Corp. (Banks)	286	3,672
First Community Bancshares, Inc. (Banks)	49	1,569
First Financial Bancorp (Banks)	285	6,008
First Financial Bankshares, Inc. (Banks)	398	16,647
First Financial Corp. (Banks)	34	1,536
First Foundation, Inc. (Banks)	157	2,848
First Guaranty Bancshares, Inc. (Banks)	19	416
First Internet Bancorp (Banks)	27	914
First Interstate BancSystem, Inc. - Class A (Banks)	280	11,298
First Merchants Corp. (Banks)	175	6,769
First Mid Bancshares, Inc. (Banks)	57	1,822
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	30	434
First Western Financial, Inc.* (Banks)	24	592
FirstCash Holdings, Inc. (Consumer Finance)	118	8,654
Fisker, Inc.*(a) (Automobiles)	498	3,760
Five Star Bancorp (Banks)	39	1,106
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	160	5,344
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	87	2,755
Fluence Energy, Inc.* (Electrical Equipment)	110	1,605
Fluor Corp.* (Construction & Engineering)	436	10,851
Flushing Financial Corp. (Banks)	87	1,685
Flywire Corp.* (IT Services)	171	3,926
Focus Financial Partners, Inc.* (Capital Markets)	178	5,609
Focus Universal, Inc.* (Electronic Equipment, Instruments & Components)	54	507
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	61	523
Foot Locker, Inc. (Specialty Retail)	250	7,782
Forestar Group, Inc.* (Real Estate Management & Development)	56	627
ForgeRock, Inc.* - Class A (Software)	93	1,351
Forma Therapeutics Holdings, Inc.* (Biotechnology)	111	2,214
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	236	5,912
Forrester Research, Inc.* (Professional Services)	35	1,260
Forward Air Corp. (Air Freight & Logistics)	82	7,401
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	144	492
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	249	6,023
Fox Factory Holding Corp.* (Auto Components)	130	10,280
Franchise Group, Inc. (Diversified Consumer Services)	84	2,041
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	258	2,779
Franklin Covey Co.* (Professional Services)	37	1,679
Franklin Electric Co., Inc. (Machinery)	141	11,521
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts (REITs))	302	794
Fresh Del Monte Produce, Inc. (Food Products)	93	2,161
Frontdoor, Inc.* (Diversified Consumer Services)	253	5,159
Frontier Group Holdings, Inc.* (Airlines)	114	1,106
Frontline, Ltd.(a) (Oil, Gas & Consumable Fuels)	382	4,175
FRP Holdings, Inc.* (Real Estate Management & Development)	21	1,142
FTC Solar, Inc.* (Electrical Equipment)	129	382
fuboTV, Inc.* (Interactive Media & Services)	545	1,935
FuelCell Energy, Inc.* (Electrical Equipment)	1,192	4,065
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	105	849
Fulgent Genetics, Inc.* (Health Care Providers & Services)	66	2,516
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	101	568

September 30, 2022 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Fulton Financial Corp. (Banks)	497	$7,853
Funko, Inc.* (Distributors)	97	1,961
FutureFuel Corp. (Chemicals)	79	477
FVCBankcorp, Inc.* (Banks)	37	709
Gambling.com Group, Ltd.* (Media)	27	205
GAMCO Investors, Inc. - Class A (Capital Markets)	14	239
Gannett Co., Inc.* (Media)	441	675
GATX Corp. (Trading Companies & Distributors)	109	9,281
GCM Grosvenor, Inc. - Class A (Capital Markets)	126	994
Gelesis Holdings, Inc.* (Biotechnology)	48	52
Genco Shipping & Trading, Ltd. (Marine)	112	1,403
Generation Bio Co.* (Biotechnology)	147	781
Genesco, Inc.* (Specialty Retail)	40	1,573
Gentherm, Inc.* (Auto Components)	101	5,023
Genworth Financial, Inc.* (Insurance)	1,537	5,380
German American Bancorp, Inc. (Banks)	85	3,035
Geron Corp.* (Biotechnology)	1,099	2,572
Getty Realty Corp. (Equity Real Estate Investment Trusts (REITs))	129	3,469
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	602	1,373
Gibraltar Industries, Inc.* (Building Products)	97	3,970
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	134	2,003
Glacier Bancorp, Inc. (Banks)	340	16,703
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts (REITs))	120	1,860
Gladstone Land Corp. (Equity Real Estate Investment Trusts (REITs))	99	1,792
Glatfelter Corp. (Paper & Forest Products)	135	420
Glaukos Corp.* (Health Care Equipment & Supplies)	140	7,454
Global Blood Therapeutics, Inc.* (Biotechnology)	198	13,484
Global Industrial Co. (Trading Companies & Distributors)	40	1,073
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	187	1,593
Global Net Lease, Inc. (Equity Real Estate Investment Trusts (REITs))	319	3,397
Global Water Resources, Inc. (Water Utilities)	42	493
Globalstar, Inc.* (Diversified Telecommunication Services)	2,094	3,329
GMS, Inc.* (Trading Companies & Distributors)	132	5,281
Gogo, Inc.* (Wireless Telecommunication Services)	153	1,854
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	309	7,700
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	62	2,163
Golden Ocean Group, Ltd. (Marine)	376	2,809
Goosehead Insurance, Inc.* (Insurance)	58	2,067
GoPro, Inc.* - Class A (Household Durables)	395	1,947
Gossamer Bio, Inc.* (Biotechnology)	193	2,312
GrafTech International, Ltd. (Electrical Equipment)	593	2,556
Graham Holdings Co. - Class B (Diversified Consumer Services)	11	5,918
Granite Construction, Inc. (Construction & Engineering)	135	3,428
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	159	1,024
Gray Television, Inc. (Media)	251	3,594
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	200	1,516
Great Southern Bancorp, Inc. (Banks)	29	1,655
Green Brick Partners, Inc.* (Household Durables)	83	1,775
Green Dot Corp.* - Class A (Consumer Finance)	147	2,790
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	161	4,680
Greene County Bancorp, Inc. (Thrifts & Mortgage Finance)	10	573
Greenidge Generation Holdings, Inc.* (Software)	41	82
GreenLight Biosciences Holdings PBC* (Biotechnology)	222	515
Greenlight Capital Re, Ltd.* - Class A (Insurance)	80	595
Greif, Inc. - Class A (Containers & Packaging)	79	4,706
Greif, Inc. - Class B (Containers & Packaging)	16	973
Grid Dynamics Holdings, Inc.* (IT Services)	149	2,791
Griffon Corp. (Building Products)	141	4,162
Group 1 Automotive, Inc. (Specialty Retail)	47	6,715
Groupon, Inc.* (Internet & Direct Marketing Retail)	67	533
GrowGeneration Corp.* (Specialty Retail)	176	616
Guaranty Bancshares, Inc. (Banks)	25	865
Guess?, Inc. (Specialty Retail)	104	1,526
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	34	3,002
H&E Equipment Services, Inc. (Trading Companies & Distributors)	98	2,777
H.B. Fuller Co. (Chemicals)	162	9,736
Haemonetics Corp.* (Health Care Equipment & Supplies)	155	11,474
Halozyme Therapeutics, Inc.* (Biotechnology)	415	16,409
Hamilton Lane, Inc. (Capital Markets)	108	6,438
Hancock Whitney Corp. (Banks)	264	12,094
Hanmi Financial Corp. (Banks)	93	2,202
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts (REITs))	261	7,811
HarborOne Bancorp, Inc. (Banks)	137	1,839
Harmonic, Inc.* (Communications Equipment)	282	3,686
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	80	3,543
Harsco Corp.* (Machinery)	240	898

:: ProFund VP Small-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
Haverty Furniture Cos., Inc. (Specialty Retail)	45	$1,121
Hawaiian Holdings, Inc.* (Airlines)	155	2,038
Hawkins, Inc. (Chemicals)	59	2,300
Haynes International, Inc. (Metals & Mining)	37	1,299
HBT Financial, Inc. (Banks)	31	563
HCI Group, Inc. (Insurance)	20	784
Health Catalyst, Inc.* (Health Care Technology)	168	1,630
Healthcare Services Group, Inc. (Commercial Services & Supplies)	227	2,744
HealthEquity, Inc.* (Health Care Providers & Services)	254	17,060
HealthStream, Inc.* (Health Care Technology)	74	1,573
Heartland Express, Inc. (Road & Rail)	143	2,046
Heartland Financial USA, Inc. (Banks)	126	5,463
Hecla Mining Co. (Metals & Mining)	1,693	6,670
Heidrick & Struggles International, Inc. (Professional Services)	60	1,559
Helen of Troy, Ltd.* (Household Durables)	73	7,040
Heliogen, Inc.* (Electrical Equipment)	278	517
Helios Technologies, Inc. (Machinery)	100	5,060
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	438	1,691
Helmerich & Payne, Inc. (Energy Equipment & Services)	315	11,646
Herbalife Nutrition, Ltd.* (Personal Products)	300	5,967
Herc Holdings, Inc. (Trading Companies & Distributors)	79	8,207
Heritage Commerce Corp. (Banks)	180	2,041
Heritage Financial Corp. (Banks)	106	2,806
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	48	1,419
Heron Therapeutics, Inc.* (Biotechnology)	315	1,329
Hersha Hospitality Trust (Equity Real Estate Investment Trusts (REITs))	96	766
Heska Corp.* (Health Care Equipment & Supplies)	30	2,188
HF Foods Group, Inc.* (Food & Staples Retailing)	107	414
Hibbett, Inc. (Specialty Retail)	39	1,943
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	21	455
Hillenbrand, Inc. (Machinery)	212	7,785
HilleVax, Inc.* (Biotechnology)	40	684
Hillman Solutions Corp.* (Machinery)	412	3,106
Hilltop Holdings, Inc. (Banks)	153	3,802
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	269	8,847
Hims & Hers Health, Inc.* (Health Care Providers & Services)	371	2,070
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	4	1,004
Hippo Holdings, Inc.* (Insurance)	49	900
HireRight Holdings Corp.* (Professional Services)	65	992
HNI Corp. (Commercial Services & Supplies)	126	3,340
Holley, Inc.* (Auto Components)	157	636
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	22	858
Home BancShares, Inc. (Banks)	582	13,101
Home Point Capital, Inc. (Thrifts & Mortgage Finance)	24	37
HomeStreet, Inc. (Thrifts & Mortgage Finance)	55	1,585
HomeTrust Bancshares, Inc. (Banks)	44	972
Hope Bancorp, Inc. (Banks)	355	4,487
Horace Mann Educators Corp. (Insurance)	126	4,447
Horizon Bancorp, Inc. (Banks)	123	2,209
Hostess Brands, Inc.* (Food Products)	417	9,692
Houlihan Lokey, Inc. (Capital Markets)	153	11,532
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	16	571
Hub Group, Inc.* - Class A (Air Freight & Logistics)	103	7,105
Hudson Technologies, Inc.* (Commercial Services & Supplies)	132	970
Humacyte, Inc.* (Biotechnology)	54	176
Huron Consulting Group, Inc.* (Professional Services)	63	4,174
Hycroft Mining Holding Corp.* (Metals & Mining)	462	279
Hydrofarm Holdings Group, Inc.* (Machinery)	134	260
Hyliion Holdings Corp.* (Machinery)	406	1,165
Hyster-Yale Materials Handling, Inc. (Machinery)	33	710
Hyzon Motors, Inc.* (Machinery)	269	457
I3 Verticals, Inc.* - Class A (IT Services)	67	1,342
IBEX Holdings, Ltd.* (Commercial Services & Supplies)	17	316
ICF International, Inc. (Professional Services)	56	6,105
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	86	2,082
Icosavax, Inc.* (Biotechnology)	68	215
Ideaya Biosciences, Inc.* (Biotechnology)	109	1,626
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	68	853
IDT Corp.* - Class B (Diversified Telecommunication Services)	45	1,117
IES Holdings, Inc.* (Construction & Engineering)	27	746
IGM Biosciences, Inc.* (Biotechnology)	32	728
iHeartMedia, Inc.* - Class A (Media)	369	2,705
Imago Biosciences, Inc.* (Biotechnology)	81	1,219
IMAX Corp.* (Entertainment)	144	2,033
ImmunityBio, Inc.*(a) (Biotechnology)	251	1,247
ImmunoGen, Inc.* (Biotechnology)	657	3,140
Immunovant, Inc.* (Biotechnology)	123	686
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	64	5,122
Inari Medical, Inc.* (Health Care Equipment & Supplies)	148	10,751

September 30, 2022 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	678	$11,343
Independent Bank Corp. (Banks)	140	10,434
Independent Bank Corp. (Banks)	62	1,184
Independent Bank Group, Inc. (Banks)	110	6,753
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	312	2,284
Indus Realty Trust, Inc. (Real Estate Management & Development)	16	838
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts (REITs))	199	1,095
Infinera Corp.* (Communications Equipment)	579	2,802
Information Services Group, Inc. (IT Services)	107	509
Infrastructure and Energy Alternatives, Inc.* (Construction & Engineering)	94	1,273
Ingevity Corp.* (Chemicals)	117	7,094
Ingles Markets, Inc. (Food & Staples Retailing)	44	3,485
Inhibrx, Inc.* (Biotechnology)	89	1,598
Innospec, Inc. (Chemicals)	76	6,511
Innovage Holding Corp.* (Health Care Providers & Services)	59	347
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	85	7,523
Innovid Corp.* (Media)	234	634
Innoviva, Inc.* (Pharmaceuticals)	194	2,252
Inogen, Inc.* (Health Care Equipment & Supplies)	70	1,700
Inotiv, Inc.* (Life Sciences Tools & Services)	53	893
Inovio Pharmaceuticals, Inc.* (Biotechnology)	756	1,304
Inseego Corp.* (Communications Equipment)	264	546
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	96	7,911
Insmed, Inc.* (Biotechnology)	365	7,862
Insperity, Inc. (Professional Services)	111	11,332
Inspirato, Inc.* (Hotels, Restaurants & Leisure)	63	149
Inspire Medical Systems, Inc.* (Health Care Technology)	86	15,253
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	66	583
Installed Building Products, Inc. (Household Durables)	73	5,912
Insteel Industries, Inc. (Building Products)	57	1,512
Instil Bio, Inc.* (Biotechnology)	213	1,031
Instructure Holdings, Inc.* (Software)	53	1,181
Intapp, Inc.* (Software)	44	821
Integer Holdings Corp.* (Health Care Equipment & Supplies)	101	6,285
Integral Ad Science Holding Corp.* (Technology Hardware, Storage & Peripherals)	117	847
Intellia Therapeutics, Inc.* (Biotechnology)	231	12,927
Inter Parfums, Inc. (Personal Products)	55	4,150
Intercept Pharmaceuticals, Inc.* (Biotechnology)	75	1,046
InterDigital, Inc. (Communications Equipment)	91	3,678
Interface, Inc. (Commercial Services & Supplies)	179	1,609
International Bancshares Corp. (Banks)	164	6,970
International Game Technology PLC (Hotels, Restaurants & Leisure)	301	4,756
International Money Express, Inc.* (IT Services)	98	2,233
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	151	5,305
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	280	13,029
Intrepid Potash, Inc.* (Chemicals)	34	1,345
InvenTrust Properties Corp. (Equity Real Estate Investment Trusts (REITs))	207	4,415
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	102	1,132
Investors Title Co. (Insurance)	4	564
Invitae Corp.* (Biotechnology)	723	1,779
Invivyd, Inc.* (Biotechnology)	157	491
IonQ, Inc.*(a) (Technology Hardware, Storage & Peripherals)	364	1,845
Iovance Biotherapeutics, Inc.* (Biotechnology)	461	4,416
iRadimed Corp. (Health Care Equipment & Supplies)	22	661
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	91	11,400
Iridium Communications, Inc.* (Diversified Telecommunication Services)	390	17,305
iRobot Corp.*(a) (Household Durables)	82	4,619
IronNet, Inc.* (Software)	198	136
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	418	4,330
iStar, Inc. (Equity Real Estate Investment Trusts (REITs))	209	1,935
iTeos Therapeutics, Inc.* (Biotechnology)	72	1,372
Itron, Inc.* (Electronic Equipment, Instruments & Components)	138	5,811
Ivanhoe Electric, Inc.* (Metals & Mining)	44	363
IVERIC bio, Inc.* (Biotechnology)	363	6,512
J & J Snack Foods Corp. (Food Products)	47	6,085
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	65	4,815
Jackson Financial, Inc. - Class A (Diversified Financial Services)	234	6,494
James River Group Holdings, Ltd. (Insurance)	113	2,578
Janus International Group, Inc.* (Building Products)	250	2,230
Janux Therapeutics, Inc.* (Biotechnology)	53	718
JELD-WEN Holding, Inc.* (Building Products)	255	2,231
JOANN, Inc. (Specialty Retail)	34	225
Joby Aviation, Inc.*(a) (Airlines)	769	3,330
John B Sanfilippo & Son, Inc. (Food Products)	27	2,045
John Bean Technologies Corp. (Machinery)	97	8,342

:: ProFund VP Small-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
John Marshall Bancorp, Inc. (Banks)	35	$860
John Wiley & Sons, Inc. - Class A (Media)	131	4,920
Johnson Outdoors, Inc. - Class A (Leisure Products)	16	821
Jounce Therapeutics, Inc.* (Biotechnology)	129	302
Kadant, Inc. (Machinery)	36	6,005
Kaiser Aluminum Corp. (Metals & Mining)	48	2,945
Kaleyra, Inc.* (Software)	88	85
KalVista Pharmaceuticals, Inc.* (Biotechnology)	75	1,088
Kaman Corp. - Class A (Trading Companies & Distributors)	86	2,402
KAR Auction Services, Inc.* (Commercial Services & Supplies)	352	3,932
Karat Packaging, Inc.* (Trading Companies & Distributors)	17	272
Karuna Therapeutics, Inc.* (Biotechnology)	91	20,469
Karyopharm Therapeutics, Inc.* (Biotechnology)	233	1,272
KB Home (Household Durables)	241	6,247
Kearny Financial Corp. (Thrifts & Mortgage Finance)	185	1,965
Kelly Services, Inc. - Class A (Professional Services)	103	1,400
Kennametal, Inc. (Machinery)	249	5,124
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	361	5,581
Keros Therapeutics, Inc.* (Biotechnology)	55	2,069
Kezar Life Sciences, Inc.* (Biotechnology)	161	1,386
Kforce, Inc. (Professional Services)	62	3,636
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	73	1,252
Kimball International, Inc. - Class B (Commercial Services & Supplies)	111	698
Kinetik Holdings, Inc. - Class A (Oil, Gas & Consumable Fuels)	54	1,759
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	95	1,220
Kinnate Biopharma, Inc.* (Biotechnology)	89	1,064
Kinsale Capital Group, Inc. (Insurance)	66	16,857
Kite Realty Group Trust (Equity Real Estate Investment Trusts (REITs))	667	11,486
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	175	2,844
KnowBe4, Inc.* - Class A (Software)	223	4,641
Knowles Corp.* (Electronic Equipment, Instruments & Components)	274	3,335
Kodiak Sciences, Inc.* (Biotechnology)	102	789
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	170	5,714
Koppers Holdings, Inc. (Chemicals)	62	1,288
KORE Group Holdings, Inc.* (Wireless Telecommunication Services)	107	204
Korn Ferry (Professional Services)	166	7,794
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,382	7,145
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	378	3,840
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	220	2,537
Kronos Bio, Inc.* (Chemicals)	125	419
Kronos Worldwide, Inc. (Chemicals)	68	635
Krystal Biotech, Inc.* (Biotechnology)	65	4,531
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	175	6,743
Kura Oncology, Inc.* (Biotechnology)	194	2,650
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	14	1,030
Kymera Therapeutics, Inc.* (Biotechnology)	116	2,525
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	348	3,118
Lakeland Bancorp, Inc. (Banks)	190	3,042
Lakeland Financial Corp. (Banks)	75	5,461
Lancaster Colony Corp. (Food Products)	60	9,017
Landec Corp.* (Food Products)	80	711
Lands' End, Inc.* (Internet & Direct Marketing Retail)	47	363
Landsea Homes Corp.* (Household Durables)	29	138
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	209	14,698
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	52	3,268
Latch, Inc.* (Software)	333	318
Latham Group, Inc.* (Leisure Products)	132	474
Laureate Education, Inc. - Class A (Diversified Consumer Services)	331	3,492
Lawson Products, Inc.* (Trading Companies & Distributors)	15	423
La-Z-Boy, Inc. (Household Durables)	132	2,979
LCI Industries (Auto Components)	76	7,711
Leafly Holdings, Inc.* (Interactive Media & Services)	93	63
Legacy Housing Corp.* (Household Durables)	27	463
Legalzoom.com, Inc.* (Professional Services)	294	2,520
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	60	3,041
Lemonade, Inc.* (Insurance)	142	3,008
LendingClub Corp.* (Consumer Finance)	314	3,470
LendingTree, Inc.* (Thrifts & Mortgage Finance)	32	764
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	255	612
LGI Homes, Inc.* (Household Durables)	63	5,126
LHC Group, Inc.* (Health Care Providers & Services)	91	14,893
Liberty Energy, Inc.* (Energy Equipment & Services)	437	5,541
Liberty Latin America, Ltd.* - Class A (Media)	117	724
Liberty Latin America, Ltd.* - Class C (Media)	456	2,804
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	31	873
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	115	3,163

September 30, 2022 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	418	$2,224
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	129	1,258
LifeStance Health Group, Inc.* (Health Care Providers & Services)	221	1,463
Lifetime Brands, Inc. (Household Durables)	39	264
Ligand Pharmaceuticals, Inc.* (Biotechnology)	46	3,961
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	289	12,392
Lightning eMotors, Inc.* (Machinery)	120	186
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	342	2,510
Limelight Networks, Inc.* (IT Services)	420	1,168
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	103	696
Lindsay Corp. (Machinery)	34	4,872
Lions Gate Entertainment Corp.* - Class A (Entertainment)	178	1,323
Lions Gate Entertainment Corp.* - Class B (Entertainment)	353	2,453
Liquidia Corp.* (Pharmaceuticals)	146	794
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	75	1,220
LivaNova PLC* (Health Care Equipment & Supplies)	164	8,326
Live Oak Bancshares, Inc. (Banks)	100	3,060
Livent Corp.* (Chemicals)	496	15,201
LivePerson, Inc.* (Software)	215	2,025
LiveRamp Holdings, Inc.* (IT Services)	202	3,668
LiveVox Holdings, Inc.* (Software)	69	204
LL Flooring Holdings, Inc.* (Specialty Retail)	88	610
Local Bounti Corp.*(a) (Food Products)	131	372
Lordstown Motors Corp.* - Class A (Automobiles)	512	937
Loyalty Ventures, Inc.* (Media)	61	74
LSB Industries, Inc.* (Chemicals)	97	1,382
LTC Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	122	4,569
Lulu's Fashion Lounge Holdings, Inc.* (Internet & Direct Marketing Retail)	51	238
Luminar Technologies, Inc.* (Auto Components)	755	5,500
Luther Burbank Corp. (Thrifts & Mortgage Finance)	45	523
Luxfer Holdings PLC (Machinery)	83	1,204
LXP Industrial Trust (Equity Real Estate Investment Trusts (REITs))	846	7,749
Lyell Immunopharma, Inc.* (Biotechnology)	530	3,885
M.D.C Holdings, Inc. (Household Durables)	175	4,799
M/I Homes, Inc.* (Household Durables)	83	3,007
Macatawa Bank Corp. (Banks)	80	741
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	155	8,027
MacroGenics, Inc.* (Biotechnology)	184	637
Madison Square Garden Entertainment Corp.* (Entertainment)	79	3,483
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	39	2,535
Magnite, Inc.* (Media)	401	2,635
Magnolia Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	511	10,123
Malibu Boats, Inc.* (Leisure Products)	62	2,975
Manning & Napier, Inc. (Capital Markets)	49	601
MannKind Corp.* (Biotechnology)	762	2,355
Marathon Digital Holdings, Inc.*(a) (IT Services)	340	3,641
Marcus & Millichap, Inc. (Real Estate Management & Development)	78	2,557
Marine Products Corp. (Leisure Products)	25	212
MarineMax, Inc.* (Specialty Retail)	65	1,936
MarketWise, Inc.* (Capital Markets)	52	119
Markforged Holding Corp.* (Machinery)	337	667
Marqeta, Inc.* - Class A (IT Services)	1,329	9,462
Marten Transport, Ltd. (Road & Rail)	178	3,410
Masonite International Corp.* (Building Products)	68	4,848
MasterCraft Boat Holdings, Inc.* (Leisure Products)	55	1,037
Matador Resources Co. (Oil, Gas & Consumable Fuels)	345	16,877
Materion Corp. (Metals & Mining)	62	4,960
Mativ Holdings, Inc. (Paper & Forest Products)	167	3,687
Matson, Inc. (Marine)	118	7,260
Matterport, Inc.* (Software)	677	2,566
Matthews International Corp. - Class A (Commercial Services & Supplies)	91	2,039
Maxar Technologies, Inc. (Aerospace & Defense)	225	4,212
MaxCyte, Inc.* (Biotechnology)	266	1,729
MAXIMUS, Inc. (IT Services)	185	10,706
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	223	7,274
MBIA, Inc.* (Insurance)	147	1,352
McGrath RentCorp (Commercial Services & Supplies)	74	6,206
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	74	648
Medifast, Inc. (Personal Products)	33	3,576
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	78	12,260
MeiraGTx Holdings PLC* (Biotechnology)	92	774
Mercantile Bank Corp. (Banks)	47	1,396
Merchants Bancorp (Thrifts & Mortgage Finance)	48	1,107
Mercury General Corp. (Insurance)	82	2,330
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	132	4,162
MeridianLink, Inc.* (Software)	70	1,140
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	171	9,663
Meritage Homes Corp.* (Household Durables)	111	7,800
Mersana Therapeutics, Inc.* (Biotechnology)	276	1,866

:: ProFund VP Small-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	15	$2,112
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	111	4,124
Metrocity Bankshares, Inc. (Banks)	57	1,119
Metropolitan Bank Holding Corp.* (Banks)	32	2,060
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	314	2,443
MGE Energy, Inc. (Electric Utilities)	111	7,285
MGP Ingredients, Inc. (Beverages)	43	4,565
MicroStrategy, Inc.* (Software)	29	6,156
Microvast Holdings, Inc.* (Machinery)	513	929
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	507	1,830
Mid Penn Bancorp, Inc. (Banks)	44	1,264
Middlesex Water Co. (Water Utilities)	53	4,092
Midland States Bancorp, Inc. (Banks)	65	1,532
MidWestOne Financial Group, Inc. (Banks)	43	1,173
Miller Industries, Inc. (Machinery)	34	724
MillerKnoll, Inc. (Commercial Services & Supplies)	233	3,635
MiMedx Group, Inc.* (Biotechnology)	345	990
Minerals Technologies, Inc. (Chemicals)	99	4,892
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	419	3,130
Mirum Pharmaceuticals, Inc.* (Biotechnology)	55	1,156
Mission Produce, Inc.* (Food Products)	123	1,779
Mitek System, Inc.* (Software)	129	1,182
Model N, Inc.* (Software)	112	3,834
Modine Manufacturing Co.* (Auto Components)	152	1,967
ModivCare, Inc.* (Health Care Providers & Services)	39	3,888
Moelis & Co. (Capital Markets)	195	6,592
Momentive Global, Inc.* (Software)	399	2,318
Momentus, Inc.* (Aerospace & Defense)	170	233
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	41	2,302
MoneyGram International, Inc.* (IT Services)	287	2,985
Moneylion, Inc.* (IT Services)	381	340
Monro, Inc. (Specialty Retail)	98	4,259
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	197	3,436
Monte Rosa Therapeutics, Inc.* (Biotechnology)	88	719
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	84	2,827
Moog, Inc. - Class A (Aerospace & Defense)	88	6,191
Morphic Holding, Inc.* (Biotechnology)	79	2,236
Motorcar Parts of America, Inc.* (Auto Components)	57	868
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	47	1,324
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	215	8,708
MRC Global, Inc.* (Trading Companies & Distributors)	254	1,826
Mueller Industries, Inc. (Machinery)	171	10,164
Mueller Water Products, Inc. - Class A (Machinery)	477	4,899
Mullen Automotive, Inc.* (Software)	1,015	333
Multiplan Corp.* (Health Care Technology)	1,156	3,306
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	451	15,862
Murphy USA, Inc. (Specialty Retail)	66	18,143
MVB Financial Corp. (Banks)	31	863
Myers Industries, Inc. (Containers & Packaging)	111	1,828
MYR Group, Inc.* (Construction & Engineering)	50	4,237
Myriad Genetics, Inc.* (Biotechnology)	243	4,636
N-able, Inc.* (Software)	209	1,929
Nabors Industries, Ltd.* (Energy Equipment & Services)	28	2,841
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	12	564
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	142	1,813
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	140	1,606
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	90	2,617
National Bank Holdings Corp. (Banks)	89	3,292
National Beverage Corp. (Beverages)	72	2,775
National Energy Services Reunited Corp.* (Energy Equipment & Services)	117	695
National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	132	7,462
National Healthcare Corp. (Health Care Providers & Services)	38	2,407
National Presto Industries, Inc. (Aerospace & Defense)	16	1,041
National Research Corp. (Health Care Providers & Services)	43	1,711
National Vision Holdings, Inc.* (Specialty Retail)	240	7,835
National Western Life Group, Inc. - Class A (Insurance)	7	1,196
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	28	302
Nature's Sunshine Products, Inc.* (Personal Products)	41	338
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	146	310
Navient Corp. (Consumer Finance)	341	5,009
NBT Bancorp, Inc. (Banks)	128	4,858
Nektar Therapeutics* (Pharmaceuticals)	555	1,776
Nelnet, Inc. - Class A (Consumer Finance)	45	3,564
NEOGAMES SA* (Hotels, Restaurants & Leisure)	40	516
Neogen Corp.* (Health Care Equipment & Supplies)	331	4,624
NeoGenomics, Inc.* (Life Sciences Tools & Services)	385	3,315

September 30, 2022 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
NerdWallet, Inc.* - Class A (Interactive Media & Services)	78	$692
Nerdy, Inc.* (Diversified Consumer Services)	166	350
NETGEAR, Inc.* (Communications Equipment)	87	1,743
NetScout Systems, Inc.* (Communications Equipment)	209	6,546
NETSTREIT Corp. (Equity Real Estate Investment Trusts (REITs))	187	3,330
Nevro Corp.* (Health Care Equipment & Supplies)	107	4,986
New Jersey Resources Corp. (Gas Utilities)	295	11,417
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,164	2,724
Newmark Group, Inc. (Real Estate Management & Development)	434	3,498
Newpark Resources, Inc.* (Energy Equipment & Services)	264	665
Nexpoint Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	25	375
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	69	3,188
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	99	596
NextGen Healthcare, Inc.* (Health Care Technology)	173	3,062
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	538	3,981
NextNav, Inc.* (Software)	205	551
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	122	1,596
NI Holdings, Inc.* (Insurance)	26	347
Nicolet Bankshares, Inc.* (Banks)	38	2,677
Nikola Corp.*(a) (Machinery)	923	3,249
Nkarta, Inc.* (Biotechnology)	99	1,303
NL Industries, Inc. (Commercial Services & Supplies)	26	201
nLight, Inc.* (Electronic Equipment, Instruments & Components)	136	1,285
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	255	5,194
Noble Corp. PLC* (Energy Equipment & Services)	226	6,685
Noodles & Co.* (Hotels, Restaurants & Leisure)	125	588
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	607	1,621
Northeast Bank (Banks)	20	733
Northern Oil And Gas, Inc. (Oil, Gas & Consumable Fuels)	205	5,619
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	132	1,889
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	372	5,026
Northwest Natural Holding Co. (Gas Utilities)	106	4,598
Northwest Pipe Co.* (Construction & Engineering)	30	843
NorthWestern Corp. (Multi-Utilities)	173	8,525
Novagold Resources, Inc.* (Metals & Mining)	732	3,433
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	109	12,606
NOW, Inc.* (Trading Companies & Distributors)	338	3,397
Nu Skin Enterprises, Inc. - Class A (Personal Products)	153	5,106
Nurix Therapeutics, Inc.* (Biotechnology)	142	1,850
NuScale Power Corp.* (Electrical Equipment)	96	1,121
Nutex Health, Inc.* (Health Care Technology)	119	179
Nuvalent, Inc.* - Class A (Biotechnology)	52	1,011
NuVasive, Inc.* (Health Care Equipment & Supplies)	160	7,010
Nuvation Bio, Inc.* (Pharmaceuticals)	356	797
NV5 Global, Inc.* (Construction & Engineering)	41	5,077
Oceaneering International, Inc.* (Energy Equipment & Services)	306	2,436
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	178	3,318
Ocugen, Inc.* (Biotechnology)	655	1,166
Ocular Therapeutix, Inc.* (Pharmaceuticals)	236	979
Offerpad Solutions, Inc.*(a) (Real Estate Management & Development)	209	253
Office Properties Income Trust (Equity Real Estate Investment Trusts (REITs))	147	2,065
OFG Bancorp (Banks)	143	3,594
O-I Glass, Inc.* (Containers & Packaging)	476	6,164
Oil States International, Inc.* (Energy Equipment & Services)	193	751
Old National Bancorp (Banks)	898	14,789
Old Second Bancorp, Inc. (Banks)	130	1,697
Olo, Inc.* - Class A (Software)	275	2,173
Olympic Steel, Inc. (Metals & Mining)	29	661
Omega Flex, Inc. (Machinery)	10	926
Omnicell, Inc.* (Health Care Technology)	134	11,662
ON24, Inc.* (Software)	127	1,118
Ondas Holdings, Inc.*(a) (Communications Equipment)	109	403
ONE Gas, Inc. (Gas Utilities)	165	11,614
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	50	1,051
OneSpan, Inc.* (Software)	121	1,042
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	203	1,705
Onewater Marine, Inc.* (Specialty Retail)	35	1,054
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	152	9,735
Ooma, Inc.* (Diversified Telecommunication Services)	70	861
Open Lending Corp.* - Class A (Capital Markets)	323	2,597
OPKO Health, Inc.* (Biotechnology)	1,236	2,336
Oportun Financial Corp.* (Consumer Finance)	85	371

:: ProFund VP Small-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	25	$775
OppFi, Inc.* (Consumer Finance)	42	97
OptimizeRx Corp.* (Health Care Technology)	54	800
Option Care Health, Inc.* (Health Care Providers & Services)	478	15,043
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	220	834
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	109	894
Organogenesis Holdings, Inc.* (Biotechnology)	217	703
Origin Bancorp, Inc. (Banks)	69	2,654
Origin Materials, Inc.* (Chemicals)	322	1,662
Orion Engineered Carbons SA (Chemicals)	185	2,470
Orion Office REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	175	1,531
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	139	11,982
Orrstown Financial Services, Inc. (Banks)	31	742
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	59	1,127
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	46	2,122
Oscar Health, Inc.* - Class A (Insurance)	362	1,806
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	50	3,603
Otter Tail Corp. (Electric Utilities)	126	7,752
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	437	421
Outbrain, Inc.* (Interactive Media & Services)	118	431
Outfront Media, Inc. (Equity Real Estate Investment Trusts (REITs))	448	6,805
Outlook Therapeutics, Inc.* (Biotechnology)	363	443
Outset Medical, Inc.* (Health Care Equipment & Supplies)	147	2,342
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	130	3,166
Owens & Minor, Inc. (Health Care Providers & Services)	226	5,447
Owlet, Inc.* (Health Care Equipment & Supplies)	50	54
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	46	4,130
P3 Health Partners, Inc.* (Health Care Providers & Services)	74	342
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	691	4,011
Pacific Premier Bancorp, Inc. (Banks)	287	8,886
Pacira BioSciences, Inc.* (Pharmaceuticals)	137	7,287
Pactiv Evergreen, Inc. (Containers & Packaging)	132	1,152
PagerDuty, Inc.* (Software)	260	5,998
Palomar Holdings, Inc.* (Insurance)	74	6,195
PAM Transportation Services, Inc.* (Road & Rail)	20	619
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	100	7,001
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	150	2,462
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	81	2,392
Paragon 28, Inc.* (Health Care Equipment & Supplies)	141	2,513
Paramount Group, Inc. (Equity Real Estate Investment Trusts (REITs))	588	3,663
Pardes Biosciences, Inc.* (Biotechnology)	105	194
Park Aerospace Corp. (Aerospace & Defense)	60	662
Park National Corp. (Banks)	44	5,477
Parke Bancorp, Inc. (Banks)	31	650
Parsons Corp.* (Aerospace & Defense)	103	4,038
Party City Holdco, Inc.* (Specialty Retail)	334	528
Pathward Financial, Inc. (Thrifts & Mortgage Finance)	88	2,900
Patrick Industries, Inc. (Auto Components)	67	2,937
Patterson Cos., Inc. (Health Care Providers & Services)	267	6,413
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	657	7,674
Paya Holdings, Inc.* (IT Services)	268	1,637
Payoneer Global, Inc.* (IT Services)	663	4,011
Paysafe, Ltd.* (IT Services)	1,035	1,428
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	296	10,407
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	34	1,533
PCB Bancorp (Banks)	36	651
PCSB Financial Corp. (Thrifts & Mortgage Finance)	38	681
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	91	2,232
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	360	8,935
Peapack Gladstone Financial Corp. (Banks)	53	1,783
Pear Therapeutics, Inc.* (Health Care Technology)	210	428
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	398	5,775
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	254	4,194
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	86	3,689
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts (REITs))	277	3,263
Peoples Bancorp, Inc. (Banks)	85	2,459
Peoples Financial Services Corp. (Banks)	21	984
PepGen, Inc.* (Biotechnology)	29	263
Perdoceo Education Corp.* (Diversified Consumer Services)	206	2,122
Perella Weinberg Partners (Capital Markets)	126	798
Perficient, Inc.* (IT Services)	105	6,827
Perimeter Solutions SA* (Chemicals)	373	2,988

September 30, 2022 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Permian Resources Corp.* (Oil, Gas & Consumable Fuels)	630	$4,284
Petiq, Inc.* (Health Care Providers & Services)	84	580
PetMed Express, Inc. (Internet & Direct Marketing Retail)	62	1,210
PFSweb, Inc.* (IT Services)	52	485
PGT Innovations, Inc.* (Building Products)	177	3,710
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	70	776
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	62	824
Phillips Edison & Co., Inc. (Equity Real Estate Investment Trusts (REITs))	359	10,070
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	183	2,675
Phreesia, Inc.* (Health Care Technology)	150	3,822
Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	689	10,363
Piedmont Lithium, Inc.* (Metals & Mining)	53	2,835
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	376	3,971
Ping Identity Holding Corp.* (Software)	237	6,653
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	36	343
Piper Sandler Cos. (Capital Markets)	52	5,446
Pitney Bowes, Inc. (Commercial Services & Supplies)	530	1,235
PJT Partners, Inc. - Class A (Capital Markets)	72	4,811
Planet Labs PBC* (Professional Services)	476	2,585
Playstudios, Inc.* (Entertainment)	243	848
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	95	383
Plexus Corp.* (Electronic Equipment, Instruments & Components)	84	7,355
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	115	1,933
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	113	1,345
PNM Resources, Inc. (Electric Utilities)	262	11,981
Point Biopharma Global, Inc.* (Biotechnology)	227	1,755
PolyMet Mining Corp.* (Metals & Mining)	89	256
Porch Group, Inc.* (Internet & Direct Marketing Retail)	247	556
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	72	1,418
Portland General Electric Co. (Electric Utilities)	274	11,908
Poshmark, Inc.* - Class A (Internet & Direct Marketing Retail)	141	2,209
Postal Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	54	792
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	244	10,014
Powell Industries, Inc. (Electrical Equipment)	28	590
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	174	11,191
PowerSchool Holdings, Inc.* (Diversified Consumer Services)	140	2,337
PRA Group, Inc.* (Consumer Finance)	118	3,877
Praxis Precision Medicines, Inc.* (Biotechnology)	116	263
Precigen, Inc.* (Biotechnology)	309	655
Preferred Bank (Banks)	41	2,674
Preformed Line Products Co. (Electrical Equipment)	8	569
Premier Financial Corp. (Thrifts & Mortgage Finance)	108	2,776
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	152	7,574
PriceSmart, Inc. (Food & Staples Retailing)	75	4,319
Primis Financial Corp. (Banks)	68	825
Primo Water Corp. (Beverages)	482	6,049
Primoris Services Corp. (Construction & Engineering)	162	2,633
Priority Technology Holdings, Inc.* (IT Services)	55	248
Privia Health Group, Inc.* (Health Care Providers & Services)	137	4,666
ProAssurance Corp. (Insurance)	165	3,219
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	78	3,234
Professional Holding Corp.* - Class A (Banks)	40	1,038
ProFrac Holding Corp.* - Class A (Energy Equipment & Services)	42	639
PROG Holdings, Inc.* (Consumer Finance)	153	2,292
Progress Software Corp. (Software)	134	5,702
Progyny, Inc.* (Health Care Providers & Services)	229	8,487
Prometheus Biosciences, Inc.* (Biotechnology)	94	5,547
ProPetro Holding Corp.* (Energy Equipment & Services)	267	2,149
PROS Holdings, Inc.* (Software)	125	3,088
Protagonist Therapeutics, Inc.* (Biotechnology)	141	1,189
Proterra, Inc.* (Machinery)	677	3,371
Prothena Corp. PLC* (Biotechnology)	109	6,609
Proto Labs, Inc.* (Machinery)	84	3,060
Provention Bio, Inc.* (Pharmaceuticals)	181	815
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	44	630
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	224	4,368
PTC Therapeutics, Inc.* (Biotechnology)	215	10,793
PubMatic, Inc.* - Class A (Media)	131	2,179
Pulmonx Corp.* (Health Care Equipment & Supplies)	105	1,749
Pure Cycle Corp.* (Water Utilities)	60	501
PureCycle Technologies, Inc.* (Chemicals)	325	2,623
Purple Innovation, Inc.* (Household Durables)	168	680
Pzena Investment Management, Inc. - Class A (Capital Markets)	51	483
Q2 Holdings, Inc.* (Software)	171	5,506
QCR Holdings, Inc. (Banks)	49	2,496

:: ProFund VP Small-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
Quad/Graphics, Inc.* (Commercial Services & Supplies)	103	$264
Quaker Chemical Corp. (Chemicals)	41	5,920
Qualys, Inc.* (Software)	118	16,447
Quanex Building Products Corp. (Building Products)	101	1,834
Quanterix Corp.* (Life Sciences Tools & Services)	104	1,146
Quantum-Si, Inc.* (Life Sciences Tools & Services)	280	770
QuinStreet, Inc.* (Interactive Media & Services)	159	1,670
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	277	640
Qurate Retail, Inc. - Class A (Internet & Direct Marketing Retail)	1,072	2,155
R1 RCM, Inc.* (Health Care Providers & Services)	460	8,524
Rackspace Technology, Inc.* (IT Services)	176	718
Radian Group, Inc. (Thrifts & Mortgage Finance)	496	9,567
Radiant Logistics, Inc.* (Air Freight & Logistics)	116	660
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	235	2,214
RadNet, Inc.* (Health Care Providers & Services)	153	3,114
Rallybio Corp.* (Biotechnology)	49	709
Ramaco Resources, Inc. (Metals & Mining)	69	635
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	336	8,541
Ranger Oil Corp. (Oil, Gas & Consumable Fuels)	61	1,918
Ranpak Holdings Corp.* (Containers & Packaging)	133	455
Rapid7, Inc.* (Software)	178	7,636
RAPT Therapeutics, Inc.* (Biotechnology)	80	1,925
Rayonier Advanced Materials, Inc.* (Chemicals)	189	595
RBB Bancorp (Banks)	45	935
RBC Bearings, Inc.* (Machinery)	87	18,080
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	26	1,699
RE/MAX Holdings, Inc. (Real Estate Management & Development)	56	1,059
Ready Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	227	2,302
Realogy Holdings Corp.* (Real Estate Management & Development)	343	2,782
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	85	2,136
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	418	4,448
Red River Bancshares, Inc. (Banks)	13	643
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	155	5,310
Red Violet, Inc.* (Professional Services)	29	502
Redfin Corp.* (Real Estate Management & Development)	325	1,898
Redwire Corp.* (Aerospace & Defense)	59	140
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	357	2,049
REGENXBIO, Inc.* (Biotechnology)	123	3,251
Regional Management Corp. (Consumer Finance)	24	673
Relay Therapeutics, Inc.* (Biotechnology)	234	5,235
Relmada Therapeutics, Inc.* (Pharmaceuticals)	84	3,110
Remitly Global, Inc.* (IT Services)	302	3,358
Renasant Corp. (Banks)	168	5,255
Rent the Runway, Inc.* - Class A (Internet & Direct Marketing Retail)	143	315
Rent-A-Center, Inc. (Specialty Retail)	162	2,837
Repay Holdings Corp.* (IT Services)	268	1,892
Replimune Group, Inc.* (Biotechnology)	124	2,141
Republic Bancorp, Inc. - Class A (Banks)	27	1,034
Republic First Bancorp, Inc.* (Banks)	148	419
Reservoir Media, Inc.* (Entertainment)	63	307
Resideo Technologies, Inc.* (Building Products)	443	8,444
Resolute Forest Products, Inc.* (Paper & Forest Products)	141	2,820
Resources Connection, Inc. (Professional Services)	98	1,771
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts (REITs))	369	5,077
REV Group, Inc. (Machinery)	103	1,136
Revance Therapeutics, Inc.* (Pharmaceuticals)	220	5,940
REVOLUTION Medicines, Inc.* (Biotechnology)	228	4,496
Revolve Group, Inc.* (Internet & Direct Marketing Retail)	125	2,711
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	48	1,340
Ribbon Communications, Inc.* (Communications Equipment)	221	491
Rigel Pharmaceuticals, Inc.* (Biotechnology)	528	623
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	102	192
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	32	607
Rimini Street, Inc.* (Software)	149	694
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	265	615
Riot Blockchain, Inc.*(a) (Software)	414	2,902
Rite Aid Corp.* (Food & Staples Retailing)	167	827
RLI Corp. (Insurance)	120	12,286
RLJ Lodging Trust (Equity Real Estate Investment Trusts (REITs))	491	4,969
Rocket Lab USA, Inc.* (Aerospace & Defense)	660	2,686
Rocket Pharmaceuticals, Inc.* (Biotechnology)	134	2,139
Rockley Photonics Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	312	222
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	21	421

September 30, 2022 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Rogers Corp.* (Electronic Equipment, Instruments & Components)	57	$13,787
Root, Inc.* - Class A (Insurance)	24	189
Rover Group, Inc.* (Diversified Consumer Services)	284	949
RPC, Inc. (Energy Equipment & Services)	228	1,580
RPT Realty (Equity Real Estate Investment Trusts (REITs))	259	1,958
RumbleON, Inc.* - Class B (Internet & Direct Marketing Retail)	32	541
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	130	5,702
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	20	958
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	186	684
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	98	1,652
RxSight, Inc.* (Health Care Equipment & Supplies)	63	756
Ryerson Holding Corp. (Metals & Mining)	59	1,519
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts (REITs))	165	12,142
S&T Bancorp, Inc. (Banks)	120	3,517
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	706	9,263
Sabre Corp.* (IT Services)	998	5,140
Safe Bulkers, Inc. (Marine)	224	553
Safehold, Inc. (Equity Real Estate Investment Trusts (REITs))	66	1,746
Safety Insurance Group, Inc. (Insurance)	44	3,589
Sage Therapeutics, Inc.* (Biotechnology)	159	6,226
Saia, Inc.* (Road & Rail)	81	15,391
Sally Beauty Holdings, Inc.* (Specialty Retail)	328	4,133
Sana Biotechnology, Inc.* (Biotechnology)	272	1,632
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	97	1,582
Sandy Spring Bancorp, Inc. (Banks)	134	4,725
Sangamo Therapeutics, Inc.* (Biotechnology)	391	1,916
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	175	8,064
Sapiens International Corp. N.V. (Software)	94	1,803
Sarcos Technology and Robotics Corp.* (Machinery)	335	744
Saul Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	36	1,350
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	77	2,034
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	79	2,248
Scholastic Corp. (Media)	91	2,799
Schrodinger, Inc.* (Health Care Technology)	165	4,122
Science 37 Holdings, Inc.* (Life Sciences Tools & Services)	191	308
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	149	6,264
Sculptor Capital Management, Inc. (Capital Markets)	79	698
Seacoast Banking Corp. of Florida (Banks)	185	5,593
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	110	625
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	129	5,871
SecureWorks Corp.* - Class A (Software)	31	250
Seer, Inc.* (Life Sciences Tools & Services)	158	1,223
Select Energy Services, Inc.* (Energy Equipment & Services)	219	1,526
Select Medical Holdings Corp. (Health Care Providers & Services)	319	7,050
Selective Insurance Group, Inc. (Insurance)	183	14,895
Selectquote, Inc.* (Insurance)	409	299
Sema4 Holdings Corp.* (Health Care Technology)	484	425
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	194	5,706
Seneca Foods Corp.* - Class A (Food Products)	17	857
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	1,402	1,851
Sensient Technologies Corp. (Chemicals)	128	8,876
Seres Therapeutics, Inc.* (Biotechnology)	216	1,387
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts (REITs))	122	1,100
Service Properties Trust (Equity Real Estate Investment Trusts (REITs))	503	2,611
ServisFirst Bancshares, Inc. (Banks)	154	12,320
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	352	3,207
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	115	5,173
Sharecare, Inc.* (Health Care Technology)	901	1,712
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	148	2,519
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	342	7,370
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	109	30,309
Shoe Carnival, Inc. (Specialty Retail)	53	1,136
Shore Bancshares, Inc. (Banks)	54	935
ShotSpotter, Inc.* (Software)	27	777
Shutterstock, Inc. (Internet & Direct Marketing Retail)	74	3,713
SI-BONE, Inc.* (Health Care Equipment & Supplies)	104	1,816
Sierra Bancorp (Banks)	42	830
SIGA Technologies, Inc. (Pharmaceuticals)	144	1,483
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	66	419
Signet Jewelers, Ltd. (Specialty Retail)	140	8,006
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	104	12,837
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	106	4,770
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	36	968

:: ProFund VP Small-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	30	$491
Silvergate Capital Corp.* - Class A (Banks)	96	7,234
Simmons First National Corp. - Class A (Banks)	376	8,193
Simpson Manufacturing Co., Inc. (Building Products)	133	10,427
Simulations Plus, Inc. (Health Care Technology)	48	2,330
Sinclair Broadcast Group, Inc. - Class A (Media)	123	2,225
Singular Genomics Systems, Inc.* (Life Sciences Tools & Services)	171	428
SiriusPoint, Ltd.* (Insurance)	282	1,396
SITE Centers Corp. (Equity Real Estate Investment Trusts (REITs))	596	6,383
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	50	3,937
Sitio Royalties Corp. (Oil, Gas & Consumable Fuels)	36	796
SJW Corp. (Water Utilities)	83	4,781
Skillsoft Corp.* (Professional Services)	248	454
Skillz, Inc.* (Entertainment)	962	981
Skyline Champion Corp.* (Household Durables)	163	8,619
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	33	252
SkyWest, Inc.* (Airlines)	153	2,488
Sleep Number Corp.* (Specialty Retail)	65	2,198
SM Energy Co. (Oil, Gas & Consumable Fuels)	371	13,953
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	150	2,381
SmartFinancial, Inc. (Banks)	47	1,161
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	371	842
Smith & Wesson Brands, Inc. (Leisure Products)	139	1,441
Snap One Holdings Corp.* (Household Durables)	55	558
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	97	908
SolarWinds Corp.* (IT Services)	148	1,147
Solid Power, Inc.* (Auto Components)	401	2,109
Solo Brands, Inc.* - Class A (Leisure Products)	67	255
SomaLogic, Inc.* (Life Sciences Tools & Services)	458	1,328
Sonder Holdings, Inc.* (Hotels, Restaurants & Leisure)	580	963
Sonic Automotive, Inc. - Class A (Specialty Retail)	61	2,641
Sonos, Inc.* (Household Durables)	391	5,435
Sorrento Therapeutics, Inc.* (Biotechnology)	1,164	1,827
South Jersey Industries, Inc. (Gas Utilities)	376	12,566
South Plains Financial, Inc. (Banks)	31	854
Southern First Bancshares, Inc.* (Banks)	23	958
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	24	1,225
Southside Bancshares, Inc. (Banks)	94	3,324
SouthState Corp. (Banks)	230	18,197
Southwest Gas Holdings, Inc. (Gas Utilities)	205	14,299
Sovos Brands, Inc.* (Food Products)	117	1,666
SP Plus Corp.* (Commercial Services & Supplies)	71	2,224
SpartanNash Co. (Food & Staples Retailing)	109	3,163
Spire Global, Inc.* (Technology Hardware, Storage & Peripherals)	383	414
Spire, Inc. (Gas Utilities)	156	9,723
Spirit Airlines, Inc.* (Airlines)	334	6,285
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	133	1,104
SpringWorks Therapeutics, Inc.* (Biotechnology)	106	3,024
Sprout Social, Inc.* - Class A (Software)	141	8,556
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	329	9,130
SPS Commerce, Inc.* (Software)	111	13,789
SPX Technologies, Inc.* (Machinery)	134	7,399
Squarespace, Inc.* - Class A (IT Services)	96	2,051
STAAR Surgical Co.* (Health Care Equipment & Supplies)	147	10,371
STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	552	15,693
Stagwell, Inc.* (Media)	239	1,661
Standard Motor Products, Inc. (Auto Components)	62	2,015
Standex International Corp. (Machinery)	37	3,021
Starry Group Holdings, Inc.*(a) - Class A (Diversified Telecommunication Services)	73	109
Steelcase, Inc. - Class A (Commercial Services & Supplies)	266	1,734
Stellar Bancorp, Inc. (Banks)	139	4,066
Stem, Inc.* (Electrical Equipment)	441	5,883
Stepan Co. (Chemicals)	65	6,089
StepStone Group, Inc. - Class A (Capital Markets)	163	3,995
Sterling Bancorp, Inc.* (Thrifts & Mortgage Finance)	52	314
Sterling Check Corp.* (Professional Services)	72	1,270
Sterling Construction Co., Inc.* (Construction & Engineering)	90	1,932
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	239	6,374
Stewart Information Services Corp. (Insurance)	82	3,578
Stitch Fix, Inc.* - Class A (Internet & Direct Marketing Retail)	249	984
Stock Yards Bancorp, Inc. (Banks)	88	5,985
Stoke Therapeutics, Inc.* (Biotechnology)	69	886
StoneCo, Ltd.* - Class A (IT Services)	848	8,081
StoneMor, Inc.* (Diversified Consumer Services)	84	288
Stoneridge, Inc.* (Auto Components)	81	1,373

September 30, 2022 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
StoneX Group, Inc.* (Capital Markets)	53	$4,396
Strategic Education, Inc. (Diversified Consumer Services)	69	4,237
Stratus Properties, Inc. (Real Estate Management & Development)	18	419
Stride, Inc.* (Diversified Consumer Services)	124	5,212
Sturm Ruger & Co., Inc. (Leisure Products)	53	2,692
Summit Financial Group, Inc. (Banks)	34	916
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	321	2,157
Summit Materials, Inc.* - Class A (Construction Materials)	363	8,698
Sumo Logic, Inc.* (Software)	347	2,603
Sun Country Airlines Holdings, Inc.* (Airlines)	101	1,375
SunCoke Energy, Inc. (Metals & Mining)	255	1,482
Sunlight Financial Holdings, Inc.* (Consumer Finance)	74	92
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	304	6,712
SunOpta, Inc.* (Food Products)	299	2,721
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	251	5,783
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	649	6,114
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	139	7,654
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	36	320
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	150	5,078
Surgery Partners, Inc.* (Health Care Providers & Services)	121	2,831
Surmodics, Inc.* (Health Care Equipment & Supplies)	42	1,277
Sutro BioPharma, Inc.* (Biotechnology)	150	833
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	268	4,958
SWK Holdings Corp.* (Diversified Financial Services)	11	187
Sylvamo Corp. (Paper & Forest Products)	109	3,695
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	121	11,979
Syndax Pharmaceuticals, Inc.* (Biotechnology)	163	3,917
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	59	460
Talaris Therapeutics, Inc.* (Biotechnology)	71	187
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	202	3,363
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	310	4,241
Tango Therapeutics, Inc.* (Biotechnology)	143	518
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	89	1,123
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	56	959
Tattooed Chef, Inc.*(a) (Food Products)	150	747
Taylor Morrison Home Corp.* (Household Durables)	336	7,836
TechTarget, Inc.* (Media)	84	4,972
Teekay Corp.* (Oil, Gas & Consumable Fuels)	214	768
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	70	1,928
TEGNA, Inc. (Media)	682	14,103
Tejon Ranch Co.* (Real Estate Management & Development)	64	922
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	309	4,296
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	1,562	3,733
Telos Corp.* (Software)	165	1,467
Tenable Holdings, Inc.* (Software)	336	11,692
Tenaya Therapeutics, Inc.* (Biotechnology)	86	249
Tennant Co. (Machinery)	57	3,224
Tenneco, Inc.* (Auto Components)	253	4,400
Tenon Medical, Inc.* (Health Care Equipment & Supplies)	10	13
Terawulf, Inc.* (Software)	66	83
Terex Corp. (Machinery)	204	6,067
Terran Orbital Corp.* (Aerospace & Defense)	73	129
Terreno Realty Corp. (Equity Real Estate Investment Trusts (REITs))	228	12,082
TETRA Technologies, Inc.* (Energy Equipment & Services)	381	1,368
Texas Capital Bancshares, Inc.* (Banks)	153	9,032
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	205	17,888
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	138	3,707
TG Therapeutics, Inc.* (Biotechnology)	408	2,415
The Andersons, Inc. (Food & Staples Retailing)	98	3,041
The Arena Group Holdings, Inc.* (Interactive Media & Services)	35	459
The Bancorp, Inc.* (Banks)	169	3,715
The Bank of NT Butterfield & Son, Ltd. (Banks)	152	4,934
The Beachbody Co., Inc.* (Diversified Consumer Services)	320	323
The Beauty Health Co.* (Personal Products)	305	3,596
The Brink's Co. (Commercial Services & Supplies)	142	6,878
The Buckle, Inc. (Specialty Retail)	92	2,913
The Cato Corp. - Class A (Specialty Retail)	55	525
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	151	4,421
The Chefs' Warehouse, Inc.* (Food & Staples Retailing)	104	3,013
The Children's Place, Inc.* (Specialty Retail)	39	1,205
The Container Store Group, Inc.* (Specialty Retail)	101	495
The Duckhorn Portfolio, Inc.* (Beverages)	113	1,631
The E.W. Scripps Co.* - Class A (Media)	179	2,017

:: ProFund VP Small-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
The Ensign Group, Inc. (Health Care Providers & Services)	165	$13,118
The First Bancorp, Inc. (Banks)	30	827
The First Bancshares, Inc. (Banks)	60	1,792
The First of Long Island Corp. (Banks)	67	1,155
The GEO Group, Inc.* (Equity Real Estate Investment Trusts (REITs))	362	2,787
The Goodyear Tire & Rubber Co.* (Auto Components)	859	8,667
The Gorman-Rupp Co. (Machinery)	70	1,665
The Greenbrier Cos., Inc. (Machinery)	97	2,354
The Hackett Group, Inc. (IT Services)	82	1,453
The Hain Celestial Group, Inc.* (Food Products)	230	3,882
The Honest Co., Inc.* (Personal Products)	199	697
The Joint Corp.* (Health Care Providers & Services)	43	676
The Lovesac Co.* (Household Durables)	43	876
The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	659	5,232
The Manitowoc Co., Inc.* (Machinery)	106	822
The Marcus Corp. (Entertainment)	73	1,014
The Necessity Retail REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	409	2,405
The ODP Corp.* (Specialty Retail)	130	4,570
The Oncology Institute, Inc.* (Health Care Providers & Services)	106	491
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	69	458
The Pennant Group, Inc.* (Health Care Providers & Services)	79	822
The RealReal, Inc.* (Internet & Direct Marketing Retail)	264	396
The RMR Group, Inc. - Class A (Real Estate Management & Development)	47	1,113
The Shyft Group, Inc. (Machinery)	106	2,166
The Simply Good Foods Co.* (Food Products)	276	8,829
The St Joe Co. (Real Estate Management & Development)	105	3,363
The Vita Coco Co., Inc.* (Beverages)	85	968
The York Water Co. (Water Utilities)	43	1,652
Theravance Biopharma, Inc.* (Pharmaceuticals)	197	1,998
Thermon Group Holdings, Inc.* (Electrical Equipment)	101	1,556
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	52	302
Third Coast Bancshares, Inc.* (Banks)	39	667
Thorne HealthTech, Inc.* (Personal Products)	42	199
ThredUp, Inc.* - Class A (Internet & Direct Marketing Retail)	180	331
Thryv Holdings, Inc.* (Media)	78	1,781
Tidewater, Inc.* (Energy Equipment & Services)	131	2,843
Tile Shop Holdings, Inc. (Specialty Retail)	111	391
Tilly's, Inc. - Class A (Specialty Retail)	69	477
TimkenSteel Corp.* (Metals & Mining)	142	2,129
Tiptree, Inc. (Insurance)	76	818
Titan International, Inc.* (Machinery)	157	1,906
Titan Machinery, Inc.* (Trading Companies & Distributors)	62	1,752
Tompkins Financial Corp. (Banks)	42	3,050
Tootsie Roll Industries, Inc. (Food Products)	48	1,597
Topgolf Callaway Brands Corp.* (Leisure Products)	428	8,243
Torrid Holdings, Inc.* (Specialty Retail)	45	188
TowneBank (Banks)	206	5,527
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts (REITs))	211	1,477
TPI Composites, Inc.* (Electrical Equipment)	112	1,263
Traeger, Inc.* (Household Durables)	98	276
Transcat, Inc.* (Trading Companies & Distributors)	22	1,665
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	4	161
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	93	3,882
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	70	352
TravelCenters of America, Inc.* (Specialty Retail)	39	2,103
Travere Therapeutics, Inc.* (Biotechnology)	186	4,583
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	102	2,251
Trean Insurance Group, Inc.* (Insurance)	69	235
Tredegar Corp. (Chemicals)	83	784
TreeHouse Foods, Inc.* (Food Products)	156	6,618
Tri Pointe Homes, Inc.* (Household Durables)	309	4,669
Tricida, Inc.* (Pharmaceuticals)	102	1,069
TriCo Bancshares (Banks)	95	4,242
TriMas Corp. (Containers & Packaging)	128	3,209
TriNet Group, Inc.* (Professional Services)	115	8,190
Trinity Industries, Inc. (Machinery)	251	5,359
Trinseo PLC (Chemicals)	107	1,960
Triton International, Ltd. (Trading Companies & Distributors)	188	10,289
Triumph Bancorp, Inc.* (Banks)	71	3,859
Triumph Group, Inc.* (Aerospace & Defense)	196	1,684
Tronox Holdings PLC - Class A (Chemicals)	358	4,386
TrueBlue, Inc.* (Professional Services)	98	1,870
TrueCar, Inc.* (Interactive Media & Services)	275	415
Trupanion, Inc.* (Insurance)	119	7,072
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	57	1,791
Trustmark Corp. (Banks)	187	5,728
TTEC Holdings, Inc. (IT Services)	58	2,570
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	310	4,086
Tucows, Inc.* (IT Services)	30	1,122

September 30, 2022 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Tupperware Brands Corp.* (Household Durables)	135	$884
Turning Point Brands, Inc. (Tobacco)	46	977
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	47	321
TuSimple Holdings, Inc.* - Class A (Road & Rail)	428	3,253
Tutor Perini Corp.* (Construction & Engineering)	129	712
Twist Bioscience Corp.* (Biotechnology)	172	6,061
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	1,057	3,509
Tyra Biosciences, Inc.*(a) (Biotechnology)	40	352
U.S. Cellular Corp.* (Wireless Telecommunication Services)	46	1,197
U.S. Lime & Minerals, Inc. (Construction Materials)	6	613
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	39	2,965
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	227	2,486
Udemy, Inc.* (Diversified Consumer Services)	221	2,672
UFP Industries, Inc. (Building Products)	183	13,206
UFP Technologies, Inc.* (Containers & Packaging)	21	1,803
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	138	3,554
UMB Financial Corp. (Banks)	135	11,379
UMH Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	152	2,455
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	43	409
UniFirst Corp. (Commercial Services & Supplies)	46	7,739
Unisys Corp.* (IT Services)	203	1,533
United Bankshares, Inc. (Banks)	400	14,299
United Community Banks, Inc. (Banks)	325	10,758
United Fire Group, Inc. (Insurance)	65	1,867
United Natural Foods, Inc.* (Food & Staples Retailing)	178	6,118
Uniti Group, Inc. (Equity Real Estate Investment Trusts (REITs))	726	5,046
Unitil Corp. (Multi-Utilities)	49	2,276
Unity Bancorp, Inc. (Banks)	22	552
Universal Corp. (Tobacco)	74	3,407
Universal Electronics, Inc.* (Household Durables)	37	728
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts (REITs))	39	1,685
Universal Insurance Holdings, Inc. (Insurance)	80	788
Universal Logistics Holdings, Inc. (Road & Rail)	22	698
Universal Technical Institute, Inc.* (Diversified Consumer Services)	101	549
Univest Financial Corp. (Banks)	89	2,090
Upland Software, Inc.* (Software)	89	724
Upwork, Inc.* (Professional Services)	367	4,999
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	982	3,437
Urban Edge Properties (Equity Real Estate Investment Trusts (REITs))	350	4,669
Urban One, Inc.* (Media)	32	136
Urban One, Inc.* (Media)	25	132
Urban Outfitters, Inc.* (Specialty Retail)	195	3,832
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	641	699
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	91	1,411
USANA Health Sciences, Inc.* (Personal Products)	34	1,906
USCB Financial Holdings, Inc.* (Banks)	33	433
UserTesting, Inc.* (Software)	145	568
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	11	938
Utz Brands, Inc. (Food Products)	201	3,035
V2X, Inc.* (Aerospace & Defense)	37	1,310
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	179	780
Vacasa, Inc.* - Class A (Hotels, Restaurants & Leisure)	342	1,050
Valaris, Ltd.* (Energy Equipment & Services)	186	9,103
Valhi, Inc. (Chemicals)	7	176
Valley National Bancorp (Banks)	1,319	14,245
Value Line, Inc. (Capital Markets)	3	132
Vanda Pharmaceuticals, Inc.* (Biotechnology)	170	1,680
Varex Imaging Corp.* (Health Care Equipment & Supplies)	118	2,495
Varonis Systems, Inc.* (Software)	333	8,831
Vaxart, Inc.* (Biotechnology)	379	826
Vaxcyte, Inc.* (Pharmaceuticals)	165	3,960
VBI Vaccines, Inc.* (Biotechnology)	590	416
Vector Group, Ltd. (Tobacco)	440	3,876
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	155	2,840
Velo3D, Inc.* (Technology Hardware, Storage & Peripherals)	173	682
Velocity Financial, Inc.* (Thrifts & Mortgage Finance)	26	282
Velodyne Lidar, Inc.* (Electronic Equipment, Instruments & Components)	591	560
Ventyx Biosciences, Inc.* (Pharmaceuticals)	69	2,409
Vera Therapeutics, Inc.* (Biotechnology)	43	916
Veracyte, Inc.* (Biotechnology)	219	3,635
Vericel Corp.* (Biotechnology)	144	3,341
Verint Systems, Inc.* (Software)	195	6,548
Veris Residential, Inc.* (Equity Real Estate Investment Trusts (REITs))	264	3,002
Veritex Holdings, Inc. (Banks)	161	4,281
Veritiv Corp.* (Trading Companies & Distributors)	41	4,009
Veritone, Inc.* (Software)	96	540
Verra Mobility Corp.* - Class C (IT Services)	439	6,747

:: ProFund VP Small-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
Vertex Energy, Inc.*(a) (Oil, Gas & Consumable Fuels)	166	$1,034
Veru, Inc.* (Personal Products)	199	2,292
Verve Therapeutics, Inc.* (Biotechnology)	139	4,775
Via Renewables, Inc. (Multi-Utilities)	38	263
Viad Corp.* (Commercial Services & Supplies)	62	1,958
Viant Technology, Inc.* - Class A (Software)	43	181
Viavi Solutions, Inc.* (Communications Equipment)	697	9,096
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	167	559
Vicor Corp.* (Electrical Equipment)	67	3,962
Victory Capital Holdings, Inc. - Class A (Capital Markets)	50	1,166
View, Inc.*(a) (Building Products)	342	458
ViewRay, Inc.* (Health Care Equipment & Supplies)	453	1,649
Village Super Market, Inc. - Class A (Food & Staples Retailing)	26	503
Vimeo, Inc.* (Interactive Media & Services)	438	1,752
Vinco Ventures, Inc.* (Leisure Products)	696	648
Vintage Wine Estates, Inc.* (Beverages)	98	271
Vir Biotechnology, Inc.* (Biotechnology)	222	4,280
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	699	3,292
Viridian Therapeutics, Inc.* (Biotechnology)	81	1,661
Virtus Investment Partners, Inc. (Capital Markets)	21	3,350
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	405	7,205
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	38	1,124
Vista Outdoor, Inc.* (Leisure Products)	171	4,159
VistaGen Therapeutics, Inc.* (Biotechnology)	596	91
Visteon Corp.* (Auto Components)	85	9,015
Vital Farms, Inc.* (Food Products)	91	1,089
Vivid Seats, Inc. - Class A (Internet & Direct Marketing Retail)	78	597
Vivint Smart Home, Inc.* (Diversified Consumer Services)	291	1,915
Vizio Holding Corp.* - Class A (Semiconductors & Semiconductor Equipment)	208	1,818
Volta, Inc.*(a) (Specialty Retail)	374	453
VSE Corp. (Commercial Services & Supplies)	32	1,133
Vuzix Corp.* (Household Durables)	182	1,054
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	289	1,694
Wabash National Corp. (Machinery)	149	2,318
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	94	7,871
Warby Parker, Inc.*(a) - Class A (Specialty Retail)	255	3,402
Warrior Met Coal, Inc. (Metals & Mining)	158	4,494
Washington Federal, Inc. (Thrifts & Mortgage Finance)	198	5,936
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	268	4,706
Washington Trust Bancorp, Inc. (Banks)	52	2,417
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	59	953
Watts Water Technologies, Inc. - Class A (Machinery)	84	10,561
WD-40 Co. (Household Products)	42	7,381
Weatherford International PLC* (Energy Equipment & Services)	216	6,975
Weave Communications, Inc.* (Software)	96	485
Weber, Inc. - Class A (Household Durables)	83	545
Weis Markets, Inc. (Food & Staples Retailing)	50	3,562
Wejo Group, Ltd.* (Interactive Media & Services)	70	76
Werner Enterprises, Inc. (Road & Rail)	194	7,294
WesBanco, Inc. (Banks)	179	5,973
West Bancorp, Inc. (Banks)	50	1,041
Westamerica Bancorp (Banks)	80	4,183
Weyco Group, Inc. (Distributors)	18	366
Wheels Up Experience, Inc.* (Airlines)	487	560
Whitestone REIT (Equity Real Estate Investment Trusts (REITs))	143	1,210
Whole Earth Brands, Inc.* (Food Products)	124	476
WideOpenWest, Inc.* (Media)	164	2,012
Willdan Group, Inc.* (Professional Services)	36	533
Wingstop, Inc. (Hotels, Restaurants & Leisure)	92	11,539
Winmark Corp. (Specialty Retail)	9	1,947
Winnebago Industries, Inc. (Automobiles)	95	5,055
WisdomTree Investments, Inc. (Capital Markets)	417	1,952
WM Technology, Inc.* (Software)	227	365
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	237	3,647
Workhorse Group, Inc.* (Automobiles)	467	1,340
Workiva, Inc.* (Software)	146	11,358
World Acceptance Corp.* (Consumer Finance)	12	1,162
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	188	4,407
Worthington Industries, Inc. (Metals & Mining)	96	3,661
WSFS Financial Corp. (Thrifts & Mortgage Finance)	193	8,966
WW International, Inc.* (Diversified Consumer Services)	166	652
Xencor, Inc.* (Biotechnology)	176	4,572
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	350	4,827
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	405	632
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	350	4,578
Xometry, Inc.* - Class A (Internet & Direct Marketing Retail)	103	5,849

September 30, 2022 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Xos, Inc.*(a) (Machinery)	170	$204
XPEL, Inc.* (Auto Components)	66	4,253
Xperi Holding Corp. (Software)	319	4,511
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	53	968
Yelp, Inc.* (Interactive Media & Services)	210	7,121
Yext, Inc.* (Software)	349	1,557
Y-mAbs Therapeutics, Inc.* (Biotechnology)	112	1,615
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	144	3,119
Zeta Global Holdings Corp.* - Class A (Software)	334	2,208
Ziff Davis, Inc.* (Interactive Media & Services)	140	9,586
Zimvie, Inc.* (Health Care Equipment & Supplies)	64	632
ZipRecruiter, Inc.* (Interactive Media & Services)	245	4,043
Zumiez, Inc.* (Specialty Retail)	48	1,033
Zuora, Inc.* - Class A (Software)	372	2,745
Zurn Elkay Water Solutions Corp. (Building Products)	380	9,310
Zynex, Inc. (Health Care Equipment & Supplies)	68	617
TOTAL COMMON STOCKS
(Cost $6,303,269)		6,674,158

Contingent Right (NM)
Zogenix, Inc., CVR*+(b) (Health Care)	178	121
TOTAL CONTINGENT RIGHT
(Cost $–)		121

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	250	$—
TOTAL TRUST
(Cost $—)		—

Repurchase Agreements(c)(d) (42.4%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $4,893,177	$4,892,000	$4,892,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,892,000)		4,892,000

Collateral for Securities Loaned(e) (0.6%)
	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 2.85%(f)	73,385	$73,385
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $73,385)		$73,385
TOTAL INVESTMENT SECURITIES
(Cost $11,268,654) - 100.8%		11,639,664
Net other assets (liabilities) - (0.8)%		(89,562)

NET ASSETS - 100.0%		$11,550,102

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of September 30, 2022, these securities represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $69,914.
(b)	On March 9, 2022, UCB SA acquired Zogenix Inc. As part of the acquisition, shareholders of Zogenix Inc. are entitled to a CVR per share of Zogenix Inc. held. The CVR has a potential cash payment of $2.00 upon EU approval by December 31, 2023, of FINTEPLA® as an orphan medicine for treatment of Lennox-Gastaut syndrome (LGS).
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2022, the aggregate amount held in a segregated account was $681,000.
(d)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	Securities were purchased with cash collateral held from securities on loan at September 30, 2022.
(f)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2022.
CVR	Contingent Valued Rights

:: ProFund VP Small-Cap :: September 30, 2022

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	10/27/22	3.48%	$2,137,500	$3,352
Russell 2000 Index	UBS AG	10/27/22	3.08%	2,745,123	4,664
				$4,882,623	$8,016

(1)    Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)    Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2022 :: ProFund VP Small-Cap ::

ProFund VP Small-Cap invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$54,795	0.5%
Air Freight & Logistics	27,746	0.2%
Airlines	21,305	0.2%
Auto Components	88,359	0.8%
Automobiles	12,677	0.1%
Banks	651,355	5.6%
Beverages	37,439	0.3%
Biotechnology	562,806	5.0%
Building Products	84,431	0.7%
Capital Markets	101,206	0.9%
Chemicals	131,225	1.1%
Commercial Services & Supplies	89,179	0.8%
Communications Equipment	65,236	0.6%
Construction & Engineering	97,834	0.8%
Construction Materials	9,311	0.1%
Consumer Discretionary Products	1,559	NM
Consumer Finance	40,137	0.3%
Containers & Packaging	20,332	0.2%
Distributors	2,327	NM
Diversified Consumer Services	68,216	0.6%
Diversified Financial Services	18,291	0.2%
Diversified Telecommunication Services	39,315	0.3%
Electric Utilities	47,685	0.4%
Electrical Equipment	88,571	0.8%
Electronic Equipment, Instruments & Components	143,674	1.2%
Energy Equipment & Services	108,520	0.9%
Entertainment	20,523	0.2%
Equity Real Estate Investment Trusts (REITs)	386,916	3.3%
Food & Staples Retailing	37,877	0.3%
Food Products	79,354	0.7%
Gas Utilities	82,543	0.7%
Health Care	121	NM
Health Care Equipment & Supplies	252,264	2.2%
Health Care Providers & Services	199,758	1.7%
Health Care Technology	71,101	0.6%
Hotels, Restaurants & Leisure	153,729	1.4%
Household Durables	97,435	0.8%
Household Products	17,793	0.2%
Independent Power and Renewable Electricity Producers	34,647	0.3%
Industrial Conglomerates	1,746	NM
Insurance	136,711	1.2%
Interactive Media & Services	43,903	0.4%
Internet & Direct Marketing Retail	31,970	0.3%
IT Services	148,846	1.3%
Leisure Products	40,075	0.3%
Life Sciences Tools & Services	48,223	0.4%
Machinery	241,637	2.2%
Marine	15,725	0.1%
Media	61,943	0.5%
Metals & Mining	93,217	0.8%
Mortgage Real Estate Investment Trusts (REITs)	78,468	0.7%
Multiline Retail	4,904	NM
Multi-Utilities	32,767	0.3%
Oil, Gas & Consumable Fuels	304,010	2.7%
Paper & Forest Products	12,540	0.1%
Personal Products	47,629	0.4%
Pharmaceuticals	119,910	1.0%
Professional Services	111,995	1.0%
Real Estate Management & Development	43,532	0.4%
Road & Rail	39,917	0.3%
Semiconductors & Semiconductor Equipment	174,412	1.5%
Software	319,949	2.8%
Specialty Retail	144,659	1.3%
Technology Hardware, Storage & Peripherals	24,794	0.2%
Textiles, Apparel & Luxury Goods	38,886	0.3%
Thrifts & Mortgage Finance	119,810	1.0%
Tobacco	8,719	0.1%
Trading Companies & Distributors	95,444	0.8%
Water Utilities	30,276	0.3%
Wireless Telecommunication Services	10,070	0.1%
Other**	4,875,823	42.2%
Total	$11,550,102	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM           Not meaningful, amount is less than 0.05%.

September 30, 2022 :: ProFund VP Small-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	4,610	$36,788
8x8, Inc.* (Software)	4,248	14,656
A10 Networks, Inc. (Software)	2,346	31,131
AAON, Inc. (Building Products)	996	53,664
Abercrombie & Fitch Co.* (Specialty Retail)	840	13,062
Academy Sports & Outdoors, Inc. (Leisure Products)	1,778	74,996
Acadia Realty Trust (Equity Real Estate Investment Trusts (REITs))	1,479	18,665
Addus HomeCare Corp.* (Health Care Providers & Services)	245	23,334
ADTRAN Holdings, Inc. (Communications Equipment)	2,494	48,833
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,323	102,413
AdvanSix, Inc. (Chemicals)	535	17,174
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,392	55,666
AeroVironment, Inc.* (Aerospace & Defense)	478	39,846
Agilysys, Inc.* (Software)	441	24,409
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,272	85,962
Alamo Group, Inc. (Machinery)	153	18,707
Alarm.com Holdings, Inc.* (Software)	1,761	114,218
Albany International Corp. - Class A (Machinery)	550	43,357
Allegheny Technologies, Inc.* (Metals & Mining)	2,069	55,057
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,530	23,302
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	604	18,579
American Assets Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	793	20,396
American Eagle Outfitters, Inc. (Specialty Retail)	2,342	22,788
American States Water Co. (Water Utilities)	864	67,348
Ameris Bancorp (Banks)	1,316	58,838
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	1,532	162,330
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	921	25,880
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	1,380	28,235
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	252	8,099
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	274	6,521
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	1,389	54,171
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	585	60,127
ArcBest Corp. (Road & Rail)	868	63,130
Arcus Biosciences, Inc.* (Biotechnology)	1,840	48,134
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,738	8,064
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,462	15,176
Asbury Automotive Group, Inc.* (Specialty Retail)	352	53,187
Assured Guaranty, Ltd. (Insurance)	921	44,622
Avid Bioservices, Inc.* (Biotechnology)	2,189	41,854
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	949	22,074
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,170	70,855
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	1,883	64,455
B Riley Financial, Inc. (Capital Markets)	560	24,931
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	673	62,178
Balchem Corp. (Chemicals)	1,137	138,236
Banc of California, Inc. (Banks)	888	14,181
BancFirst Corp. (Banks)	326	29,167
Banner Corp. (Banks)	521	30,781
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	1,207	27,459
Blucora, Inc.* (Capital Markets)	744	14,389
Boise Cascade Co. (Trading Companies & Distributors)	670	39,838
Boot Barn Holdings, Inc.* (Specialty Retail)	1,055	61,675
Brady Corp. - Class A (Commercial Services & Supplies)	760	31,715
Brightsphere Investment Group, Inc. (Capital Markets)	1,144	17,057
Brookline Bancorp, Inc. (Banks)	1,195	13,922
California Water Service Group (Water Utilities)	1,135	59,803
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,813	63,473
Cara Therapeutics, Inc.* (Biotechnology)	1,598	14,957
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	606	8,399
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,614	29,230
Cars.com, Inc.* (Interactive Media & Services)	1,095	12,593
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	3,349	42,968
Cavco Industries, Inc.* (Household Durables)	292	60,082
Centerspace (Equity Real Estate Investment Trusts (REITs))	348	23,427

:: ProFund VP Small-Cap Growth :: September 30, 2022

Common Stocks, continued

	Shares	Value
Central Pacific Financial Corp. (Banks)	601	$12,435
Century Aluminum Co.* (Metals & Mining)	816	4,308
Century Communities, Inc. (Household Durables)	1,017	43,507
Cerence, Inc.* (Software)	725	11,419
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	822	21,561
Chesapeake Utilities Corp. (Gas Utilities)	327	37,733
Cinemark Holdings, Inc.* (Entertainment)	1,976	23,929
City Holding Co. (Banks)	253	22,439
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	1,837	105,425
Clearfield, Inc.* (Communications Equipment)	405	42,379
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,013	52,838
Coherus Biosciences, Inc.* (Biotechnology)	2,285	21,959
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	990	25,522
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	1,208	19,352
Comfort Systems USA, Inc. (Construction & Engineering)	1,267	123,316
Community Bank System, Inc. (Banks)	875	52,570
Community Health Systems, Inc.* (Health Care Providers & Services)	4,437	9,540
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	487	15,949
CONMED Corp. (Health Care Equipment & Supplies)	690	55,317
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,059	52,794
Core Laboratories N.V. (Energy Equipment & Services)	688	9,274
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	529	6,004
CorVel Corp.* (Health Care Providers & Services)	327	45,267
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	1,286	36,484
CSG Systems International, Inc. (IT Services)	670	35,430
CTS Corp. (Electronic Equipment, Instruments & Components)	576	23,990
Customers Bancorp, Inc.* (Banks)	1,080	31,838
Cutera, Inc.* (Health Care Equipment & Supplies)	397	18,103
Cytokinetics, Inc.* (Biotechnology)	3,334	161,531
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	678	21,038
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	2,632	6,422
Digi International, Inc.* (Communications Equipment)	584	20,189
Digital Turbine, Inc.* (Software)	3,185	45,896
Dime Community Bancshares, Inc. (Banks)	551	16,133
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	299	19,004
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	1,610	104,505
Donnelley Financial Solutions, Inc.* (Capital Markets)	905	33,458
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	1,123	15,239
Dorman Products, Inc.* (Auto Components)	671	55,103
Douglas Elliman, Inc. (Real Estate Management & Development)	2,389	9,795
Dynavax Technologies Corp.* (Biotechnology)	4,165	43,483
Eagle Bancorp, Inc. (Banks)	670	30,029
Eagle Pharmaceuticals, Inc.* (Biotechnology)	185	4,888
elf Beauty, Inc.* (Personal Products)	1,763	66,324
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	888	10,097
Enanta Pharmaceuticals, Inc.* (Biotechnology)	414	21,474
Encore Capital Group, Inc.* (Consumer Finance)	406	18,465
Encore Wire Corp. (Electrical Equipment)	677	78,221
Enerpac Tool Group Corp. (Machinery)	988	17,616
Enova International, Inc.* (Consumer Finance)	1,133	33,163
Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,600	50,571
EVERTEC, Inc. (IT Services)	1,564	49,031
Exponent, Inc. (Professional Services)	1,810	158,683
Extreme Networks, Inc.* (Communications Equipment)	4,577	59,821
Fabrinet* (Electronic Equipment, Instruments & Components)	1,303	124,371
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	311	8,534
FB Financial Corp. (Banks)	598	22,850
Federal Signal Corp. (Machinery)	1,310	48,889
First Bancorp (Banks)	6,656	91,054
First Bancorp (Banks)	631	23,082
First Commonwealth Financial Corp. (Banks)	1,818	23,343
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	1,888	63,059
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,721	43,111
Forrester Research, Inc.* (Professional Services)	397	14,296
Forward Air Corp. (Air Freight & Logistics)	950	85,747
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,413	34,180
Franklin Electric Co., Inc. (Machinery)	923	75,418
Frontdoor, Inc.* (Diversified Consumer Services)	1,183	24,121
Fulgent Genetics, Inc.* (Health Care Providers & Services)	718	27,370
Gannett Co., Inc.* (Media)	1,904	2,913
Genesco, Inc.* (Specialty Retail)	221	8,690
Gentherm, Inc.* (Auto Components)	1,175	58,433
Getty Realty Corp. (Equity Real Estate Investment Trusts (REITs))	692	18,608
Gibraltar Industries, Inc.* (Building Products)	526	21,529

September 30, 2022 :: ProFund VP Small-Cap Growth ::

Common Stocks, continued

	Shares	Value
Glaukos Corp.* (Health Care Equipment & Supplies)	876	$46,638
GMS, Inc.* (Trading Companies & Distributors)	846	33,848
Gogo, Inc.* (Wireless Telecommunication Services)	1,138	13,793
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	521	18,178
Green Brick Partners, Inc.* (Household Durables)	452	9,664
H.B. Fuller Co. (Chemicals)	866	52,047
Hanmi Financial Corp. (Banks)	604	14,303
Harmonic, Inc.* (Communications Equipment)	3,720	48,620
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	587	25,998
Hawkins, Inc. (Chemicals)	361	14,075
Haynes International, Inc. (Metals & Mining)	252	8,850
HCI Group, Inc. (Insurance)	253	9,918
HealthStream, Inc.* (Health Care Technology)	462	9,822
Heidrick & Struggles International, Inc. (Professional Services)	698	18,141
Heska Corp.* (Health Care Equipment & Supplies)	360	26,251
Hibbett, Inc. (Specialty Retail)	459	22,863
Hillenbrand, Inc. (Machinery)	1,328	48,764
Hilltop Holdings, Inc. (Banks)	827	20,551
HomeStreet, Inc. (Thrifts & Mortgage Finance)	629	18,121
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	580	14,042
Independent Bank Corp. (Banks)	682	50,829
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts (REITs))	950	5,225
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	990	87,616
Innoviva, Inc.* (Pharmaceuticals)	2,222	25,797
Installed Building Products, Inc. (Household Durables)	835	67,627
Insteel Industries, Inc. (Building Products)	690	18,306
Inter Parfums, Inc. (Personal Products)	631	47,615
InterDigital, Inc. (Communications Equipment)	546	22,069
Interface, Inc. (Commercial Services & Supplies)	937	8,424
iRobot Corp.*(a) (Household Durables)	530	29,855
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	3,540	36,674
iStar, Inc. (Equity Real Estate Investment Trusts (REITs))	1,693	15,677
iTeos Therapeutics, Inc.* (Biotechnology)	869	16,554
J & J Snack Foods Corp. (Food Products)	233	30,167
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	515	38,147
John Bean Technologies Corp. (Machinery)	722	62,092
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	803	13,049
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,298	15,797
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	890	29,913
Korn Ferry (Professional Services)	1,933	90,754
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	2,056	79,218
Lakeland Financial Corp. (Banks)	897	65,311
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,437	101,065
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	406	25,517
LCI Industries (Auto Components)	603	61,180
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	684	34,665
Leslie's, Inc.*(a) (Specialty Retail)	2,914	42,865
LGI Homes, Inc.* (Household Durables)	725	58,993
Ligand Pharmaceuticals, Inc.* (Biotechnology)	568	48,910
Lindsay Corp. (Machinery)	229	32,811
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	957	15,561
Livent Corp.* (Chemicals)	6,346	194,505
LivePerson, Inc.* (Software)	1,524	14,356
LiveRamp Holdings, Inc.* (IT Services)	2,377	43,166
LXP Industrial Trust (Equity Real Estate Investment Trusts (REITs))	4,955	45,388
Marcus & Millichap, Inc. (Real Estate Management & Development)	499	16,357
MarineMax, Inc.* (Specialty Retail)	762	22,700
Materion Corp. (Metals & Mining)	421	33,680
Matson, Inc. (Marine)	1,380	84,898
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	2,551	83,214
Medifast, Inc. (Personal Products)	390	42,260
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	991	31,246
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,145	64,705
Meritage Homes Corp.* (Household Durables)	608	42,724
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	105	14,787
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	1,028	33,883
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	573	21,287
MGP Ingredients, Inc. (Beverages)	545	57,858
Middlesex Water Co. (Water Utilities)	430	33,196
Mister Car Wash, Inc.* (Diversified Consumer Services)	1,288	11,051
ModivCare, Inc.* (Health Care Providers & Services)	255	25,418
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	468	26,274
Monro, Inc. (Specialty Retail)	490	21,295
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	568	16,006
Mueller Industries, Inc. (Machinery)	2,007	119,297

:: ProFund VP Small-Cap Growth :: September 30, 2022

Common Stocks, continued

	Shares	Value
Myers Industries, Inc. (Containers & Packaging)	555	$9,141
MYR Group, Inc.* (Construction & Engineering)	590	49,991
Myriad Genetics, Inc.* (Biotechnology)	1,484	28,315
National Bank Holdings Corp. (Banks)	617	22,823
National Beverage Corp. (Beverages)	471	18,152
National Vision Holdings, Inc.* (Specialty Retail)	1,257	41,041
Nektar Therapeutics* (Pharmaceuticals)	2,987	9,558
NeoGenomics, Inc.* (Life Sciences Tools & Services)	2,450	21,095
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	808	37,338
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	875	12,521
NV5 Global, Inc.* (Construction & Engineering)	441	54,605
OFG Bancorp (Banks)	842	21,159
OneSpan, Inc.* (Software)	612	5,269
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	1,758	112,601
OptimizeRx Corp.* (Health Care Technology)	639	9,470
Organogenesis Holdings, Inc.* (Biotechnology)	2,504	8,113
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	242	17,439
Outfront Media, Inc. (Equity Real Estate Investment Trusts (REITs))	2,222	33,752
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	339	30,435
Pacific Premier Bancorp, Inc. (Banks)	1,479	45,790
Pacira BioSciences, Inc.* (Pharmaceuticals)	990	52,658
Palomar Holdings, Inc.* (Insurance)	893	74,762
Park Aerospace Corp. (Aerospace & Defense)	303	3,345
Park National Corp. (Banks)	323	40,207
Patrick Industries, Inc. (Auto Components)	361	15,826
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	657	16,116
Perficient, Inc.* (IT Services)	1,225	79,650
PGT Innovations, Inc.* (Building Products)	955	20,017
Piper Sandler Cos. (Capital Markets)	485	50,799
Preferred Bank (Banks)	482	31,441
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	934	46,541
Progress Software Corp. (Software)	1,539	65,484
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,222	23,829
Quaker Chemical Corp. (Chemicals)	280	40,426
RadNet, Inc.* (Health Care Providers & Services)	1,725	35,104
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	3,913	99,468
Ranger Oil Corp. (Oil, Gas & Consumable Fuels)	702	22,078
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	4,135	23,734
REGENXBIO, Inc.* (Biotechnology)	599	15,832
Rent-A-Center, Inc. (Specialty Retail)	906	15,864
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts (REITs))	2,161	29,735
Rogers Corp.* (Electronic Equipment, Instruments & Components)	663	160,367
RPT Realty (Equity Real Estate Investment Trusts (REITs))	1,539	11,635
Safehold, Inc. (Equity Real Estate Investment Trusts (REITs))	616	16,299
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,667	21,004
Saul Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	315	11,813
Seacoast Banking Corp. of Florida (Banks)	1,131	34,190
Selectquote, Inc.* (Insurance)	2,141	1,563
ServisFirst Bancshares, Inc. (Banks)	1,730	138,399
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	727	32,700
Shoe Carnival, Inc. (Specialty Retail)	605	12,971
Shutterstock, Inc. (Internet & Direct Marketing Retail)	853	42,795
Signet Jewelers, Ltd. (Specialty Retail)	1,647	94,192
Simulations Plus, Inc. (Health Care Technology)	339	16,455
SITE Centers Corp. (Equity Real Estate Investment Trusts (REITs))	3,627	38,845
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,283	22,709
Sleep Number Corp.* (Specialty Retail)	778	26,304
SM Energy Co. (Oil, Gas & Consumable Fuels)	4,340	163,228
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,079	17,124
Sonos, Inc.* (Household Durables)	2,207	30,677
Southside Bancshares, Inc. (Banks)	680	24,045
SPS Commerce, Inc.* (Software)	1,275	158,394
SPX Technologies, Inc.* (Machinery)	672	37,108
Standex International Corp. (Machinery)	203	16,575
Stellar Bancorp, Inc. (Banks)	334	9,770
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,761	46,966
Stewart Information Services Corp. (Insurance)	470	20,511
Stride, Inc.* (Diversified Consumer Services)	690	29,001
Sturm Ruger & Co., Inc. (Leisure Products)	625	31,744
Sun Country Airlines Holdings, Inc.* (Airlines)	692	9,418
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	1,579	14,874
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,893	64,079
Surmodics, Inc.* (Health Care Equipment & Supplies)	322	9,789
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	3,696	50,561
TechTarget, Inc.* (Media)	961	56,890
Tennant Co. (Machinery)	283	16,006

September 30, 2022 :: ProFund VP Small-Cap Growth ::

Common Stocks, continued

	Shares	Value
The Bancorp, Inc.* (Banks)	2,002	$44,004
The Buckle, Inc. (Specialty Retail)	1,047	33,148
The Children's Place, Inc.* (Specialty Retail)	466	14,395
The E.W. Scripps Co.* - Class A (Media)	943	10,628
The Ensign Group, Inc. (Health Care Providers & Services)	1,057	84,031
The Joint Corp.* (Health Care Providers & Services)	513	8,059
The Pennant Group, Inc.* (Health Care Providers & Services)	507	5,278
The Simply Good Foods Co.* (Food Products)	3,020	96,610
The St Joe Co. (Real Estate Management & Development)	1,209	38,724
Thryv Holdings, Inc.* (Media)	1,085	24,771
Tompkins Financial Corp. (Banks)	196	14,234
Tootsie Roll Industries, Inc. (Food Products)	315	10,483
Trinity Industries, Inc. (Machinery)	1,452	31,000
Triumph Bancorp, Inc.* (Banks)	814	44,241
Triumph Group, Inc.* (Aerospace & Defense)	2,301	19,766
Trupanion, Inc.* (Insurance)	1,242	73,812
TTEC Holdings, Inc. (IT Services)	669	29,643
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	207	15,736
UFP Industries, Inc. (Building Products)	2,182	157,453
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,608	41,406
uniQure N.V.* (Biotechnology)	1,456	27,315
Unisys Corp.* (IT Services)	1,153	8,705
United Community Banks, Inc. (Banks)	2,403	79,539
United Natural Foods, Inc.* (Food & Staples Retailing)	2,064	70,940
Uniti Group, Inc. (Equity Real Estate Investment Trusts (REITs))	4,872	33,860
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts (REITs))	243	10,500
Urban Edge Properties (Equity Real Estate Investment Trusts (REITs))	1,871	24,959
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	577	8,949
USANA Health Sciences, Inc.* (Personal Products)	264	14,797
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,282	12,666
Varex Imaging Corp.* (Health Care Equipment & Supplies)	904	19,111
Vector Group, Ltd. (Tobacco)	4,659	41,046
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,820	33,342
Vericel Corp.* (Biotechnology)	1,670	38,744
Veritex Holdings, Inc. (Banks)	1,911	50,813
Viad Corp.* (Commercial Services & Supplies)	387	12,221
Viavi Solutions, Inc.* (Communications Equipment)	5,001	65,264
Vir Biotechnology, Inc.* (Biotechnology)	2,676	51,593
Virtus Investment Partners, Inc. (Capital Markets)	242	38,604
Vista Outdoor, Inc.* (Leisure Products)	2,001	48,664
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	1,087	91,016
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,361	23,899
WD-40 Co. (Household Products)	280	49,207
Winnebago Industries, Inc. (Automobiles)	574	30,543
WisdomTree Investments, Inc. (Capital Markets)	2,447	11,452
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,282	19,730
World Acceptance Corp.* (Consumer Finance)	129	12,490
WSFS Financial Corp. (Thrifts & Mortgage Finance)	990	45,995
Xencor, Inc.* (Biotechnology)	2,114	54,922
XPEL, Inc.* (Auto Components)	694	44,721
Xperi Holding Corp. (Software)	1,918	27,121
Yelp, Inc.* (Interactive Media & Services)	1,219	41,336
Zynex, Inc. (Health Care Equipment & Supplies)	789	7,156
TOTAL COMMON STOCKS
(Cost $10,885,308)		13,292,511

Repurchase Agreements(b) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $92,022	$92,000	$92,000
TOTAL REPURCHASE AGREEMENTS
(Cost $92,000)		92,000

Collateral for Securities Loaned(c) (0.5%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 2.85%(d)	69,481	$69,481
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $69,481)		69,481
TOTAL INVESTMENT SECURITIES
(Cost $11,046,789) - 101.1%		13,453,992
Net other assets (liabilities) - (1.1)%		(152,137)

NET ASSETS - 100.0%		$13,301,855

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $67,777.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2022.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2022.

:: ProFund VP Small-Cap Growth :: September 30, 2022

ProFund VP Small-Cap Growth invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$118,623	0.9%
Air Freight & Logistics	85,747	0.6%
Airlines	9,418	0.1%
Auto Components	235,263	1.8%
Automobiles	30,543	0.2%
Banks	1,224,311	9.1%
Beverages	76,010	0.6%
Biotechnology	740,886	5.5%
Building Products	270,969	2.0%
Capital Markets	190,690	1.4%
Chemicals	456,463	3.4%
Commercial Services & Supplies	52,360	0.4%
Communications Equipment	307,175	2.3%
Construction & Engineering	227,912	1.7%
Consumer Finance	64,118	0.5%
Containers & Packaging	9,141	0.1%
Diversified Consumer Services	64,173	0.5%
Diversified Telecommunication Services	52,838	0.4%
Electrical Equipment	78,221	0.6%
Electronic Equipment, Instruments & Components	442,027	3.3%
Energy Equipment & Services	9,274	0.1%
Entertainment	23,929	0.2%
Equity Real Estate Investment Trusts (REITs)	813,089	6.1%
Food & Staples Retailing	70,940	0.5%
Food Products	137,260	1.0%
Gas Utilities	37,733	0.3%
Health Care Equipment & Supplies	499,447	3.8%
Health Care Providers & Services	532,122	4.0%
Health Care Technology	59,049	0.4%
Hotels, Restaurants & Leisure	178,050	1.3%
Household Durables	343,129	2.6%
Household Products	49,207	0.4%
Insurance	225,188	1.7%
Interactive Media & Services	53,929	0.4%
Internet & Direct Marketing Retail	58,356	0.4%
IT Services	245,625	1.8%
Leisure Products	155,404	1.2%
Life Sciences Tools & Services	21,095	0.2%
Machinery	567,640	4.3%
Marine	84,898	0.6%
Media	95,202	0.7%
Metals & Mining	101,895	0.8%
Mortgage Real Estate Investment Trusts (REITs)	46,880	0.4%
Oil, Gas & Consumable Fuels	394,960	2.9%
Personal Products	170,996	1.3%
Pharmaceuticals	330,756	2.5%
Professional Services	281,874	2.1%
Real Estate Management & Development	64,876	0.5%
Road & Rail	63,130	0.5%
Semiconductors & Semiconductor Equipment	883,077	6.7%
Software	512,353	3.9%
Specialty Retail	528,044	4.0%
Technology Hardware, Storage & Peripherals	71,288	0.5%
Textiles, Apparel & Luxury Goods	143,050	1.1%
Thrifts & Mortgage Finance	352,879	2.7%
Tobacco	41,046	0.3%
Trading Companies & Distributors	133,813	1.0%
Water Utilities	160,347	1.2%
Wireless Telecommunication Services	13,793	0.1%
Other**	9,344	0.1%
Total	$13,301,855	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2022 :: ProFund VP Small-Cap Value ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.1%)

	Shares	Value
AAON, Inc. (Building Products)	584	$31,466
AAR Corp.* (Aerospace & Defense)	1,418	50,793
Aaron's Co., Inc. (The) (Specialty Retail)	1,297	12,607
Abercrombie & Fitch Co.* (Specialty Retail)	1,127	17,525
ABM Industries, Inc. (Commercial Services & Supplies)	2,815	107,618
Academy Sports & Outdoors, Inc. (Leisure Products)	1,471	62,047
Acadia Realty Trust (Equity Real Estate Investment Trusts (REITs))	2,241	28,281
AdaptHealth Corp.* (Health Care Providers & Services)	3,231	60,678
Addus HomeCare Corp.* (Health Care Providers & Services)	386	36,763
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,905	69,437
AdvanSix, Inc. (Chemicals)	543	17,430
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,529	61,145
AeroVironment, Inc.* (Aerospace & Defense)	484	40,346
Agilysys, Inc.* (Software)	309	17,103
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,851	125,090
Alamo Group, Inc. (Machinery)	252	30,812
Albany International Corp. - Class A (Machinery)	655	51,634
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts (REITs))	3,064	50,801
Allegiant Travel Co.* (Airlines)	652	47,583
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,848	43,376
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	215	6,613
Ambac Financial Group, Inc.* (Insurance)	1,895	24,161
AMC Networks, Inc.* - Class A (Media)	1,179	23,934
American Assets Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,250	32,150
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	4,828	32,975
American Eagle Outfitters, Inc. (Specialty Retail)	3,851	37,470
American Equity Investment Life Holding Co. (Insurance)	2,991	111,534
American States Water Co. (Water Utilities)	529	41,236
American Vanguard Corp. (Chemicals)	1,223	22,870
American Woodmark Corp.* (Building Products)	700	30,702
America's Car-Mart, Inc.* (Specialty Retail)	251	15,316
Ameris Bancorp (Banks)	1,182	52,847
AMERISAFE, Inc. (Insurance)	812	37,945
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	515	14,472
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	209	6,717
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	289	6,878
Apogee Enterprises, Inc. (Building Products)	934	35,697
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	5,451	45,243
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	924	94,968
Archrock, Inc. (Energy Equipment & Services)	5,641	36,215
Arconic Corp.* (Metals & Mining)	4,327	73,732
Arcosa, Inc. (Construction & Engineering)	2,038	116,532
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,625	7,540
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,113	11,553
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts (REITs))	4,831	23,527
Artivion, Inc.* (Health Care Equipment & Supplies)	1,699	23,514
Asbury Automotive Group, Inc.* (Specialty Retail)	513	77,514
Assured Guaranty, Ltd. (Insurance)	1,513	73,305
Astec Industries, Inc. (Machinery)	963	30,036
ATI, Inc.* (Metals & Mining)	3,011	80,122
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,087	103,885
ATN International, Inc. (Diversified Telecommunication Services)	452	17,434
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	1,959	42,667
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	300	6,978
Avista Corp. (Multi-Utilities)	3,076	113,966
AZZ, Inc. (Electrical Equipment)	1,044	38,116
B&G Foods, Inc.(a) (Food Products)	3,021	49,816
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	432	39,912
Banc of California, Inc. (Banks)	1,293	20,649
BancFirst Corp. (Banks)	344	30,778
BankUnited, Inc. (Banks)	3,284	112,214
Banner Corp. (Banks)	821	48,505
Barnes Group, Inc. (Machinery)	2,129	61,486
Bed Bath & Beyond, Inc.*(a) (Specialty Retail)	2,932	17,856
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,481	36,699
Berkshire Hills Bancorp, Inc. (Banks)	1,929	52,662
Big Lots, Inc. (Multiline Retail)	1,219	19,029
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	988	23,564

:: ProFund VP Small-Cap Value :: September 30, 2022

Common Stocks, continued

	Shares	Value
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	3,763	$68,976
Blucora, Inc.* (Capital Markets)	1,127	21,796
Boise Cascade Co. (Trading Companies & Distributors)	864	51,373
Brady Corp. - Class A (Commercial Services & Supplies)	1,062	44,317
Brandywine Realty Trust (Equity Real Estate Investment Trusts (REITs))	7,230	48,803
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	1,848	46,163
Bristow Group, Inc.* (Energy Equipment & Services)	989	23,232
Brookline Bancorp, Inc. (Banks)	1,810	21,087
Calavo Growers, Inc. (Food Products)	748	23,749
Caleres, Inc. (Specialty Retail)	1,548	37,493
California Water Service Group (Water Utilities)	940	49,528
Cal-Maine Foods, Inc. (Food Products)	1,600	88,944
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	5,442	45,169
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	996	13,805
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	2,167	39,244
Carpenter Technology Corp. (Metals & Mining)	2,035	63,370
Cars.com, Inc.* (Interactive Media & Services)	1,356	15,594
Centerspace (Equity Real Estate Investment Trusts (REITs))	233	15,686
Central Garden & Pet Co.* (Household Products)	411	14,812
Central Garden & Pet Co.* - Class A (Household Products)	1,747	59,678
Central Pacific Financial Corp. (Banks)	439	9,083
Century Aluminum Co.* (Metals & Mining)	1,186	6,262
Cerence, Inc.* (Software)	797	12,553
Chatham Lodging Trust* (Equity Real Estate Investment Trusts (REITs))	2,057	20,303
Chesapeake Utilities Corp. (Gas Utilities)	359	41,425
Chico's FAS, Inc.* (Specialty Retail)	5,274	25,526
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	795	18,428
Cinemark Holdings, Inc.* (Entertainment)	2,170	26,279
CIRCOR International, Inc.* (Machinery)	858	14,148
City Holding Co. (Banks)	325	28,824
Clearwater Paper Corp.* (Paper & Forest Products)	705	26,508
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	594	30,983
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	853	21,990
Columbia Banking System, Inc. (Banks)	3,315	95,770
Community Bank System, Inc. (Banks)	1,223	73,478
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	404	13,231
Compass Minerals International, Inc. (Metals & Mining)	1,439	55,445
Computer Programs and Systems, Inc.* (Health Care Technology)	622	17,341
Comtech Telecommunications Corp. (Communications Equipment)	1,159	11,602
CONMED Corp. (Health Care Equipment & Supplies)	462	37,039
Conn's, Inc.* (Specialty Retail)	542	3,837
Consensus Cloud Solutions, Inc.* (Software)	744	35,191
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	1,382	88,890
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	3,113	12,950
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,567	40,178
Core Laboratories N.V. (Energy Equipment & Services)	1,133	15,273
CoreCivic, Inc.* (Equity Real Estate Investment Trusts (REITs))	4,957	43,820
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	985	11,180
Covetrus, Inc.* (Health Care Providers & Services)	4,424	92,373
CSG Systems International, Inc. (IT Services)	555	29,348
CTS Corp. (Electronic Equipment, Instruments & Components)	658	27,406
Cutera, Inc.* (Health Care Equipment & Supplies)	277	12,631
CVB Financial Corp. (Banks)	5,538	140,221
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	987	30,627
Deluxe Corp. (Commercial Services & Supplies)	1,816	30,236
Designer Brands, Inc. (Specialty Retail)	2,375	36,361
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts (REITs))	8,889	66,756
Digi International, Inc.* (Communications Equipment)	784	27,103
Dime Community Bancshares, Inc. (Banks)	710	20,789
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	304	19,322
Diversified Healthcare Trust (Equity Real Estate Investment Trusts (REITs))	10,075	9,975
DMC Global, Inc.* (Energy Equipment & Services)	782	12,496
Dorman Products, Inc.* (Auto Components)	394	32,355
Dril-Quip, Inc.* (Energy Equipment & Services)	1,448	28,265
DXP Enterprises, Inc.* (Trading Companies & Distributors)	667	15,795
Eagle Bancorp, Inc. (Banks)	555	24,875
Eagle Pharmaceuticals, Inc.* (Biotechnology)	228	6,024
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	3,827	60,352
Ebix, Inc. (Software)	990	18,780
Edgewell Personal Care Co. (Personal Products)	2,184	81,681

September 30, 2022 :: ProFund VP Small-Cap Value ::

Common Stocks, continued

	Shares	Value
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	827	$7,377
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,344	15,281
Embecta Corp. (Health Care Equipment & Supplies)	2,436	70,132
Emergent BioSolutions, Inc.* (Biotechnology)	1,870	39,252
Employers Holdings, Inc. (Insurance)	1,150	39,664
Enanta Pharmaceuticals, Inc.* (Biotechnology)	328	17,013
Encore Capital Group, Inc.* (Consumer Finance)	523	23,786
Enerpac Tool Group Corp. (Machinery)	1,274	22,715
Enhabit, Inc.* (Health Care Providers & Services)	2,091	29,358
EnPro Industries, Inc. (Machinery)	877	74,527
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	1,134	47,106
ESCO Technologies, Inc. (Machinery)	1,090	80,051
Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,854	55,510
Ethan Allen Interiors, Inc. (Household Durables)	960	20,294
EVERTEC, Inc. (IT Services)	917	28,748
EZCORP, Inc.* - Class A (Consumer Finance)	2,262	17,440
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	401	11,003
FB Financial Corp. (Banks)	770	29,422
Federal Signal Corp. (Machinery)	996	37,171
First Bancorp (Banks)	752	27,508
First Commonwealth Financial Corp. (Banks)	1,771	22,740
First Financial Bancorp (Banks)	3,999	84,299
First Hawaiian, Inc. (Banks)	5,382	132,558
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,203	30,135
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,751	42,357
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	3,530	38,018
Franklin Electric Co., Inc. (Machinery)	541	44,205
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts (REITs))	3,872	10,183
Fresh Del Monte Produce, Inc. (Food Products)	1,290	29,980
Frontdoor, Inc.* (Diversified Consumer Services)	2,026	41,310
FutureFuel Corp. (Chemicals)	1,089	6,578
Gannett Co., Inc.* (Media)	3,695	5,653
Genesco, Inc.* (Specialty Retail)	286	11,246
Genworth Financial, Inc.* (Insurance)	21,228	74,298
Getty Realty Corp. (Equity Real Estate Investment Trusts (REITs))	968	26,030
Gibraltar Industries, Inc.* (Building Products)	706	28,897
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,829	27,344
Glaukos Corp.* (Health Care Equipment & Supplies)	963	51,270
Global Net Lease, Inc. (Equity Real Estate Investment Trusts (REITs))	4,370	46,541
GMS, Inc.* (Trading Companies & Distributors)	791	31,648
Gogo, Inc.* (Wireless Telecommunication Services)	1,411	17,101
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	306	10,676
Granite Construction, Inc. (Construction & Engineering)	1,858	47,175
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	2,207	14,213
Green Brick Partners, Inc.* (Household Durables)	607	12,978
Green Dot Corp.* - Class A (Consumer Finance)	2,016	38,264
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	2,449	71,192
Griffon Corp. (Building Products)	1,996	58,922
Group 1 Automotive, Inc. (Specialty Retail)	665	95,008
Guess?, Inc. (Specialty Retail)	1,406	20,626
H.B. Fuller Co. (Chemicals)	1,210	72,721
Hanmi Financial Corp. (Banks)	565	13,379
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	549	24,315
Harsco Corp.* (Machinery)	3,347	12,518
Haverty Furniture Cos., Inc. (Specialty Retail)	564	14,044
Hawaiian Holdings, Inc.* (Airlines)	2,165	28,470
Hawkins, Inc. (Chemicals)	366	14,270
Haynes International, Inc. (Metals & Mining)	225	7,902
Healthcare Services Group, Inc. (Commercial Services & Supplies)	3,121	37,733
HealthStream, Inc.* (Health Care Technology)	468	9,950
Heartland Express, Inc. (Road & Rail)	1,963	28,091
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	6,011	23,202
Helmerich & Payne, Inc. (Energy Equipment & Services)	4,438	164,072
Heritage Financial Corp. (Banks)	1,480	39,176
Hersha Hospitality Trust (Equity Real Estate Investment Trusts (REITs))	1,385	11,052
Hillenbrand, Inc. (Machinery)	1,344	49,352
Hilltop Holdings, Inc. (Banks)	946	23,508
HNI Corp. (Commercial Services & Supplies)	1,742	46,180
Hope Bancorp, Inc. (Banks)	5,035	63,642
Horace Mann Educators Corp. (Insurance)	1,723	60,805
Hostess Brands, Inc.* (Food Products)	5,752	133,677
Hub Group, Inc.* - Class A (Air Freight & Logistics)	1,432	98,779
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	5,433	59,491

:: ProFund VP Small-Cap Value :: September 30, 2022

Common Stocks, continued

	Shares	Value
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	521	$12,613
Independent Bank Corp. (Banks)	1,122	83,623
Independent Bank Group, Inc. (Banks)	1,492	91,594
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts (REITs))	1,626	8,943
Innospec, Inc. (Chemicals)	1,044	89,440
Inogen, Inc.* (Health Care Equipment & Supplies)	964	23,406
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	1,286	105,979
Integer Holdings Corp.* (Health Care Equipment & Supplies)	1,396	86,874
InterDigital, Inc. (Communications Equipment)	600	24,252
Interface, Inc. (Commercial Services & Supplies)	1,362	12,244
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,391	15,440
iRobot Corp.*(a) (Household Durables)	516	29,066
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,404	14,545
iStar, Inc. (Equity Real Estate Investment Trusts (REITs))	1,583	14,659
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,902	80,093
J & J Snack Foods Corp. (Food Products)	354	45,832
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	275	20,369
James River Group Holdings, Ltd. (Insurance)	1,578	35,994
John B Sanfilippo & Son, Inc. (Food Products)	376	28,474
John Bean Technologies Corp. (Machinery)	483	41,538
Kaiser Aluminum Corp. (Metals & Mining)	672	41,227
Kaman Corp. - Class A (Trading Companies & Distributors)	1,181	32,985
KAR Auction Services, Inc.* (Commercial Services & Supplies)	4,881	54,522
Kelly Services, Inc. - Class A (Professional Services)	1,458	19,814
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,495	24,294
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,317	28,198
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,018	34,215
Koppers Holdings, Inc. (Chemicals)	881	18,307
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,188	83,552
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	238	14,958
La-Z-Boy, Inc. (Household Durables)	1,828	41,258
LCI Industries (Auto Components)	354	35,917
LendingTree, Inc.* (Thrifts & Mortgage Finance)	458	10,928
Leslie's, Inc.*(a) (Specialty Retail)	2,807	41,291
Lindsay Corp. (Machinery)	190	27,223
LivePerson, Inc.* (Software)	1,112	10,475
LL Flooring Holdings, Inc.* (Specialty Retail)	1,237	8,572
LTC Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,707	63,927
LXP Industrial Trust (Equity Real Estate Investment Trusts (REITs))	5,897	54,017
M.D.C Holdings, Inc. (Household Durables)	2,399	65,780
M/I Homes, Inc.* (Household Durables)	1,170	42,389
Marcus & Millichap, Inc. (Real Estate Management & Development)	466	15,275
Marten Transport, Ltd. (Road & Rail)	2,424	46,443
Materion Corp. (Metals & Mining)	364	29,120
Mativ Holdings, Inc. (Paper & Forest Products)	2,305	50,894
Matthews International Corp. - Class A (Commercial Services & Supplies)	1,289	28,886
Mercer International, Inc. (Paper & Forest Products)	1,701	20,922
Mercury General Corp. (Insurance)	1,120	31,830
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	663	20,904
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,029	58,149
Meritage Homes Corp.* (Household Durables)	817	57,411
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	86	12,111
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	867	32,209
Middlesex Water Co. (Water Utilities)	230	17,756
Minerals Technologies, Inc. (Chemicals)	1,374	67,889
Mister Car Wash, Inc.* (Diversified Consumer Services)	1,798	15,427
ModivCare, Inc.* (Health Care Providers & Services)	229	22,827
Monro, Inc. (Specialty Retail)	773	33,595
Moog, Inc. - Class A (Aerospace & Defense)	1,221	85,897
Motorcar Parts of America, Inc.* (Auto Components)	810	12,328
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	3,020	122,309
Myers Industries, Inc. (Containers & Packaging)	876	14,428
Myriad Genetics, Inc.* (Biotechnology)	1,631	31,119
Nabors Industries, Ltd.* (Energy Equipment & Services)	377	38,247
National Bank Holdings Corp. (Banks)	532	19,679
National Beverage Corp. (Beverages)	423	16,302
National Presto Industries, Inc. (Aerospace & Defense)	214	13,921
National Vision Holdings, Inc.* (Specialty Retail)	1,828	59,684
NBT Bancorp, Inc. (Banks)	1,806	68,538
Nektar Therapeutics* (Pharmaceuticals)	4,343	13,898
NeoGenomics, Inc.* (Life Sciences Tools & Services)	2,386	20,543

September 30, 2022 :: ProFund VP Small-Cap Value ::

Common Stocks, continued

	Shares	Value
NETGEAR, Inc.* (Communications Equipment)	1,211	$24,268
NetScout Systems, Inc.* (Communications Equipment)	2,862	89,638
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	15,917	37,246
NextGen Healthcare, Inc.* (Health Care Technology)	2,322	41,099
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	3,569	72,700
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	754	10,790
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	5,347	72,238
Northwest Natural Holding Co. (Gas Utilities)	1,468	63,682
NOW, Inc.* (Trading Companies & Distributors)	4,672	46,954
Oceaneering International, Inc.* (Energy Equipment & Services)	4,225	33,631
Office Properties Income Trust (Equity Real Estate Investment Trusts (REITs))	2,042	28,690
OFG Bancorp (Banks)	1,002	25,180
O-I Glass, Inc.* (Containers & Packaging)	6,563	84,991
Oil States International, Inc.* (Energy Equipment & Services)	2,692	10,472
Olympic Steel, Inc. (Metals & Mining)	404	9,215
OneSpan, Inc.* (Software)	757	6,518
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	3,060	11,597
Orion Office REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	2,387	20,886
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	843	16,110
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	381	27,455
Outfront Media, Inc. (Equity Real Estate Investment Trusts (REITs))	3,507	53,271
Owens & Minor, Inc. (Health Care Providers & Services)	3,214	77,457
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	227	20,380
Pacific Premier Bancorp, Inc. (Banks)	2,241	69,381
Pacira BioSciences, Inc.* (Pharmaceuticals)	753	40,052
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	2,333	38,285
Park Aerospace Corp. (Aerospace & Defense)	459	5,067
Park National Corp. (Banks)	225	28,008
Patrick Industries, Inc. (Auto Components)	485	21,262
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	9,138	106,732
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	4,522	158,994
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	476	21,463
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	460	11,284
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	3,555	58,693
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts (REITs))	3,817	44,964
Perdoceo Education Corp.* (Diversified Consumer Services)	2,855	29,407
PetMed Express, Inc. (Internet & Direct Marketing Retail)	886	17,295
PGT Innovations, Inc.* (Building Products)	1,389	29,113
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	857	11,390
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	2,596	37,955
Pitney Bowes, Inc. (Commercial Services & Supplies)	6,814	15,877
Plexus Corp.* (Electronic Equipment, Instruments & Components)	1,168	102,270
Powell Industries, Inc. (Electrical Equipment)	382	8,053
PRA Group, Inc.* (Consumer Finance)	1,642	53,956
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	986	49,131
PriceSmart, Inc. (Food & Staples Retailing)	1,056	60,816
ProAssurance Corp. (Insurance)	2,274	44,366
PROG Holdings, Inc.* (Consumer Finance)	2,127	31,862
ProPetro Holding Corp.* (Energy Equipment & Services)	3,694	29,737
Proto Labs, Inc.* (Machinery)	1,159	42,222
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,708	33,306
Quaker Chemical Corp. (Chemicals)	241	34,796
Quanex Building Products Corp. (Building Products)	1,404	25,497
QuinStreet, Inc.* (Interactive Media & Services)	2,171	22,796
Rayonier Advanced Materials, Inc.* (Chemicals)	2,695	8,489
RE/MAX Holdings, Inc. (Real Estate Management & Development)	791	14,958
Ready Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	4,291	43,511
Realogy Holdings Corp.* (Real Estate Management & Development)	4,820	39,090
REGENXBIO, Inc.* (Biotechnology)	872	23,047
Renasant Corp. (Banks)	2,357	73,727
Rent-A-Center, Inc. (Specialty Retail)	1,168	20,452
Resideo Technologies, Inc.* (Building Products)	6,139	117,009
Resources Connection, Inc. (Professional Services)	1,339	24,196
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts (REITs))	2,677	36,836
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	662	18,483
RPC, Inc. (Energy Equipment & Services)	3,507	24,304
RPT Realty (Equity Real Estate Investment Trusts (REITs))	1,759	13,298
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	1,299	21,901

:: ProFund VP Small-Cap Value :: September 30, 2022

Common Stocks, continued

	Shares	Value
S&T Bancorp, Inc. (Banks)	1,650	$48,362
Safety Insurance Group, Inc. (Insurance)	621	50,649
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,526	31,828
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	2,436	112,252
Saul Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	169	6,338
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,063	28,074
Scholastic Corp. (Media)	1,274	39,188
Seacoast Banking Corp. of Florida (Banks)	1,242	37,546
Select Medical Holdings Corp. (Health Care Providers & Services)	4,351	96,157
Selectquote, Inc.* (Insurance)	2,649	1,934
Seneca Foods Corp.* - Class A (Food Products)	236	11,904
Service Properties Trust (Equity Real Estate Investment Trusts (REITs))	6,960	36,122
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	707	31,801
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	2,111	35,929
Simmons First National Corp. - Class A (Banks)	5,408	117,839
Simulations Plus, Inc. (Health Care Technology)	269	13,057
SiriusPoint, Ltd.* (Insurance)	3,580	17,721
SITE Centers Corp. (Equity Real Estate Investment Trusts (REITs))	3,531	37,817
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,590	28,143
SkyWest, Inc.* (Airlines)	2,132	34,666
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	822	13,045
Sonic Automotive, Inc. - Class A (Specialty Retail)	781	33,817
Sonos, Inc.* (Household Durables)	2,735	38,017
South Jersey Industries, Inc. (Gas Utilities)	5,161	172,481
Southside Bancshares, Inc. (Banks)	475	16,796
SpartanNash Co. (Food & Staples Retailing)	1,523	44,197
SPX Technologies, Inc.* (Machinery)	1,105	61,018
Standard Motor Products, Inc. (Auto Components)	785	25,513
Standex International Corp. (Machinery)	263	21,474
Stellar Bancorp, Inc. (Banks)	1,495	43,729
Stepan Co. (Chemicals)	893	83,648
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,033	27,550
Stewart Information Services Corp. (Insurance)	583	25,442
StoneX Group, Inc.* (Capital Markets)	726	60,215
Strategic Education, Inc. (Diversified Consumer Services)	945	58,032
Stride, Inc.* (Diversified Consumer Services)	891	37,449
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	4,505	30,274
Sun Country Airlines Holdings, Inc.* (Airlines)	549	7,472
SunCoke Energy, Inc. (Metals & Mining)	3,515	20,422
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	7,068	66,581
Surmodics, Inc.* (Health Care Equipment & Supplies)	207	6,293
Sylvamo Corp. (Paper & Forest Products)	1,394	47,257
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,748	45,754
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	4,220	58,658
Tennant Co. (Machinery)	447	25,282
The Andersons, Inc. (Food & Staples Retailing)	1,341	41,611
The Cato Corp. - Class A (Specialty Retail)	684	6,525
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	2,047	59,936
The Chefs' Warehouse, Inc.* (Food & Staples Retailing)	1,435	41,572
The E.W. Scripps Co.* - Class A (Media)	1,318	14,854
The Ensign Group, Inc. (Health Care Providers & Services)	1,072	85,224
The GEO Group, Inc.* (Equity Real Estate Investment Trusts (REITs))	5,229	40,263
The Greenbrier Cos., Inc. (Machinery)	1,374	33,347
The Hain Celestial Group, Inc.* (Food Products)	3,784	63,874
The Marcus Corp. (Entertainment)	1,028	14,279
The ODP Corp.* (Specialty Retail)	1,803	63,375
The Pennant Group, Inc.* (Health Care Providers & Services)	580	6,038
TimkenSteel Corp.* (Metals & Mining)	1,734	25,993
Titan International, Inc.* (Machinery)	2,144	26,028
Tompkins Financial Corp. (Banks)	298	21,641
Tootsie Roll Industries, Inc. (Food Products)	374	12,447
Tredegar Corp. (Chemicals)	1,060	10,006
TreeHouse Foods, Inc.* (Food Products)	2,125	90,143
Tri Pointe Homes, Inc.* (Household Durables)	4,284	64,730
Trinity Industries, Inc. (Machinery)	1,728	36,893
Trinseo PLC (Chemicals)	1,474	27,004
TrueBlue, Inc.* (Professional Services)	1,378	26,292
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	806	25,325
Trustmark Corp. (Banks)	2,579	78,995
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	4,307	56,766
Tupperware Brands Corp.* (Household Durables)	1,630	10,677
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	14,516	48,193
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	302	22,958
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	3,181	34,832

September 30, 2022 :: ProFund VP Small-Cap Value ::

Common Stocks, continued

	Shares	Value
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	545	$5,183
UniFirst Corp. (Commercial Services & Supplies)	636	106,995
Unisys Corp.* (IT Services)	1,485	11,212
United Community Banks, Inc. (Banks)	1,609	53,258
United Fire Group, Inc. (Insurance)	913	26,230
Uniti Group, Inc. (Equity Real Estate Investment Trusts (REITs))	4,199	29,183
Unitil Corp. (Multi-Utilities)	676	31,400
Universal Corp. (Tobacco)	1,037	47,743
Universal Electronics, Inc.* (Household Durables)	507	9,973
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts (REITs))	246	10,630
Universal Insurance Holdings, Inc. (Insurance)	1,165	11,475
Urban Edge Properties (Equity Real Estate Investment Trusts (REITs))	2,722	36,311
Urban Outfitters, Inc.* (Specialty Retail)	2,539	49,891
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	585	9,073
USANA Health Sciences, Inc.* (Personal Products)	155	8,688
Vanda Pharmaceuticals, Inc.* (Biotechnology)	858	8,477
Varex Imaging Corp.* (Health Care Equipment & Supplies)	606	12,811
Veris Residential, Inc.* (Equity Real Estate Investment Trusts (REITs))	3,339	37,964
Veritiv Corp.* (Trading Companies & Distributors)	589	57,587
Viad Corp.* (Commercial Services & Supplies)	409	12,916
Viavi Solutions, Inc.* (Communications Equipment)	3,649	47,619
Wabash National Corp. (Machinery)	2,046	31,836
Warrior Met Coal, Inc. (Metals & Mining)	2,177	61,914
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	2,062	36,209
WD-40 Co. (Household Products)	241	42,353
Westamerica Bancorp (Banks)	1,134	59,297
Whitestone REIT (Equity Real Estate Investment Trusts (REITs))	1,956	16,548
Winnebago Industries, Inc. (Automobiles)	655	34,853
WisdomTree Investments, Inc. (Capital Markets)	1,784	8,349
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,792	27,579
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	2,609	61,155
WSFS Financial Corp. (Thrifts & Mortgage Finance)	1,499	69,644
WW International, Inc.* (Diversified Consumer Services)	2,254	8,858
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	4,820	66,468
Xperi Holding Corp. (Software)	2,108	29,807
Yelp, Inc.* (Interactive Media & Services)	1,511	51,238
Zimvie, Inc.* (Health Care Equipment & Supplies)	880	8,686
Zumiez, Inc.* (Specialty Retail)	656	14,124
TOTAL COMMON STOCKS
(Cost $16,485,551)		17,957,596

Repurchase Agreements(b) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $84,020	$84,000	$84,000
TOTAL REPURCHASE AGREEMENTS
(Cost $84,000)		84,000

Collateral for Securities Loaned(c) (0.8%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 2.85%(d)	141,766	$141,766
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $141,766)		141,766
TOTAL INVESTMENT SECURITIES
(Cost $16,711,317) - 101.4%		18,183,362
Net other assets (liabilities) - (1.4)%		(249,908)

NET ASSETS - 100.0%		$17,933,454

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $136,559.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2022.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2022.

:: ProFund VP Small-Cap Value :: September 30, 2022

ProFund VP Small-Cap Value invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$257,169	1.4%
Air Freight & Logistics	202,664	1.1%
Airlines	118,191	0.7%
Auto Components	160,350	0.9%
Automobiles	34,853	0.2%
Banks	2,105,207	11.6%
Beverages	16,302	0.1%
Biotechnology	139,477	0.8%
Building Products	357,303	2.0%
Capital Markets	90,360	0.5%
Chemicals	473,448	2.6%
Commercial Services & Supplies	497,524	2.8%
Communications Equipment	224,482	1.3%
Construction & Engineering	163,707	0.9%
Consumer Finance	165,308	0.9%
Containers & Packaging	99,419	0.6%
Diversified Consumer Services	259,920	1.4%
Diversified Telecommunication Services	61,367	0.3%
Electrical Equipment	46,169	0.3%
Electronic Equipment, Instruments & Components	764,425	4.3%
Energy Equipment & Services	580,710	3.2%
Entertainment	40,558	0.2%
Equity Real Estate Investment Trusts (REITs)	1,571,517	8.7%
Food & Staples Retailing	188,196	1.0%
Food Products	578,840	3.2%
Gas Utilities	277,588	1.6%
Health Care Equipment & Supplies	598,429	3.3%
Health Care Providers & Services	588,526	3.3%
Health Care Technology	124,823	0.7%
Hotels, Restaurants & Leisure	387,283	2.2%
Household Durables	392,573	2.2%
Household Products	116,843	0.7%
Insurance	667,353	3.7%
Interactive Media & Services	89,628	0.5%
Internet & Direct Marketing Retail	17,295	0.1%
IT Services	69,308	0.4%
Leisure Products	62,047	0.3%
Life Sciences Tools & Services	20,543	0.1%
Machinery	855,516	4.8%
Media	83,629	0.5%
Metals & Mining	474,724	2.7%
Mortgage Real Estate Investment Trusts (REITs)	349,930	2.0%
Multiline Retail	19,029	0.1%
Multi-Utilities	145,366	0.8%
Oil, Gas & Consumable Fuels	497,711	2.8%
Paper & Forest Products	145,581	0.8%
Personal Products	90,369	0.5%
Pharmaceuticals	200,153	1.1%
Professional Services	70,302	0.4%
Real Estate Management & Development	69,323	0.4%
Road & Rail	74,534	0.4%
Semiconductors & Semiconductor Equipment	133,635	0.7%
Software	130,427	0.7%
Specialty Retail	785,583	4.4%
Technology Hardware, Storage & Peripherals	18,158	0.1%
Textiles, Apparel & Luxury Goods	142,251	0.8%
Thrifts & Mortgage Finance	462,409	2.6%
Tobacco	47,743	0.3%
Trading Companies & Distributors	331,310	1.8%
Water Utilities	108,520	0.6%
Wireless Telecommunication Services	111,688	0.7%
Other**	(24,142)	(0.1)%
Total	$17,933,454	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2022 :: ProFund VP Technology ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (90.4%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	305	$6,375
Adobe, Inc.* (Software)	1,250	344,000
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,312	273,208
Akamai Technologies, Inc.* (IT Services)	425	34,136
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	174	3,802
Alphabet, Inc.* - Class A (Interactive Media & Services)	16,019	1,532,218
Alphabet, Inc.* - Class C (Interactive Media & Services)	14,323	1,377,157
Alteryx, Inc.* (Software)	162	9,046
Amdocs, Ltd. (IT Services)	328	26,060
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	268	4,569
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,389	193,543
ANSYS, Inc.* (Software)	233	51,656
Appian Corp.* (Software)	109	4,450
Apple, Inc. (Technology Hardware, Storage & Peripherals)	40,355	5,577,060
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,324	190,405
AppLovin Corp.* - Class A (Software)	328	6,393
Arista Networks, Inc.* (Communications Equipment)	658	74,282
Asana, Inc.* - Class A (Software)	202	4,490
Aspen Technology, Inc.* (Software)	77	18,341
Autodesk, Inc.* (Software)	580	108,344
Avalara, Inc.* (Software)	236	21,665
Bentley Systems, Inc. - Class B (Software)	525	16,060
Bill.com Holdings, Inc.* (Software)	251	33,225
Black Knight, Inc.* (IT Services)	417	26,992
Blackbaud, Inc.* (Software)	119	5,243
Blackline, Inc.* (Software)	145	8,686
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,079	479,086
Bumble, Inc.* - Class A (Interactive Media & Services)	211	4,534
Cadence Design Systems, Inc.* (Software)	732	119,631
Cargurus, Inc.* (Interactive Media & Services)	249	3,528
CCC Intelligent Solutions Holdings, Inc.* (Software)	280	2,548
CDW Corp. (Electronic Equipment, Instruments & Components)	361	56,345
Ceridian HCM Holding, Inc.* (Software)	409	22,855
Chewy, Inc.*(a) - Class A (Internet & Direct Marketing Retail)	243	7,465
Ciena Corp.* (Communications Equipment)	400	16,172
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	149	10,251
Cisco Systems, Inc. (Communications Equipment)	11,062	442,480
Citrix Systems, Inc. (Software)	368	38,272
Clear Secure, Inc.* - Class A (Software)	191	4,366
Cloudflare, Inc.* - Class A (Software)	756	41,814
Cognizant Technology Solutions Corp. - Class A (IT Services)	1,383	79,440
Confluent, Inc.* - Class A (Software)	377	8,961
Coupa Software, Inc.* (Software)	202	11,878
Crowdstrike Holdings, Inc.* - Class A (Software)	570	93,942
Datadog, Inc.* - Class A (Software)	660	58,595
Dell Technologies, Inc. - Class C (Technology Hardware, Storage & Peripherals)	710	24,261
DocuSign, Inc.* (Software)	534	28,553
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	165	10,750
DoorDash, Inc.* - Class A (Internet & Direct Marketing Retail)	698	34,516
Dropbox, Inc.* (Software)	735	15,229
DXC Technology Co.* (IT Services)	614	15,031
Dynatrace, Inc.* (Software)	537	18,693
eBay, Inc. (Internet & Direct Marketing Retail)	1,468	54,037
Elastic NV* (Software)	205	14,707
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	362	100,444
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	398	33,042
EPAM Systems, Inc.* (IT Services)	153	55,415
Etsy, Inc.* (Internet & Direct Marketing Retail)	338	33,844
F5, Inc.* (Communications Equipment)	159	23,012
Fair Isaac Corp.* (Software)	67	27,605
Five9, Inc.* (Software)	187	14,021
Fortinet, Inc.* (Software)	1,748	85,879
Garmin, Ltd. (Household Durables)	412	33,088
Gartner, Inc.* (IT Services)	211	58,382
Gitlab, Inc.* - Class A (Software)	143	7,324
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	187	9,041
GoDaddy, Inc.* - Class A (IT Services)	418	29,628
Guidewire Software, Inc.* (Software)	224	13,794
HashiCorp, Inc.* - Class A (Software)	105	3,380
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,471	41,583
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,431	60,581
HubSpot, Inc.* (Software)	128	34,575
IAC/InterActive Corp.* (Interactive Media & Services)	209	11,574

:: ProFund VP Technology :: September 30, 2022

Common Stocks, continued

	Shares	Value
Informatica, Inc.* - Class A (Software)	101	$2,027
Intel Corp. (Semiconductors & Semiconductor Equipment)	10,969	282,671
International Business Machines Corp. (IT Services)	2,413	286,688
Intuit, Inc. (Software)	754	292,039
Juniper Networks, Inc. (Communications Equipment)	862	22,515
KLA Corp. (Semiconductors & Semiconductor Equipment)	379	114,697
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	366	133,956
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	367	18,060
Liberty Global PLC* - Class A (Media)	463	7,218
Liberty Global PLC* - Class C (Diversified Telecommunication Services)	741	12,227
Lumen Technologies, Inc. (Diversified Telecommunication Services)	2,545	18,527
Lumentum Holdings, Inc.* (Communications Equipment)	184	12,617
Manhattan Associates, Inc.* (Software)	168	22,349
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,270	97,406
Match Group, Inc.* (Interactive Media & Services)	756	36,099
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	6,093	826,698
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,476	90,080
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,947	147,645
Microsoft Corp. (Software)	19,923	4,640,068
MicroStrategy, Inc.*(a) (Software)	25	5,307
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	153	12,644
MongoDB, Inc.* (IT Services)	182	36,138
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	119	43,245
Motorola Solutions, Inc. (Communications Equipment)	446	99,891
nCino, Inc.* (Software)	203	6,924
NCR Corp.* (Technology Hardware, Storage & Peripherals)	366	6,958
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	587	36,306
New Relic, Inc.* (Software)	153	8,779
NortonLifelock, Inc. (Software)	1,582	31,861
Nutanix, Inc.* - Class A (Software)	599	12,477
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	6,689	811,977
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	701	103,405
Okta, Inc.* (IT Services)	403	22,919
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,157	72,116
Oracle Corp. (Software)	4,058	247,822
Palantir Technologies, Inc.* - Class A (Software)	4,669	37,959
Palo Alto Networks, Inc.* (Software)	798	130,704
Paycom Software, Inc.* (Software)	130	42,899
Paylocity Holding Corp.* (Software)	109	26,332
Pegasystems, Inc. (Software)	109	3,503
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	153	9,841
Procore Technologies, Inc.* (Software)	183	9,055
PTC, Inc.* (Software)	282	29,497
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	743	20,336
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	276	21,917
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,000	338,940
Qualtrics International, Inc.* - Class A (Software)	286	2,911
Rapid7, Inc.* (Software)	157	6,735
RingCentral, Inc.* - Class A (Software)	205	8,192
Roper Technologies, Inc. (Industrial Conglomerates)	283	101,778
Salesforce, Inc.* (Software)	2,658	382,327
Samsara, Inc.* - Class A (Software)	218	2,631
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	522	27,786
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	170	5,000
SentinelOne, Inc.* - Class A (Software)	534	13,649
ServiceNow, Inc.* (Software)	540	203,909
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	91	11,233
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	429	36,581
Smartsheet, Inc.* (Software)	346	11,889
Snap, Inc.* (Interactive Media & Services)	2,757	27,074
Snowflake, Inc.* - Class A (IT Services)	756	128,490
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	149	34,488
Splunk, Inc.* (Software)	395	29,704
Squarespace, Inc.* - Class A (IT Services)	112	2,392
Switch, Inc. - Class A (IT Services)	370	12,465
Synopsys, Inc.* (Software)	409	124,954
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	113	9,174
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	419	31,488
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,441	377,818
Thoughtworks Holding, Inc.* (IT Services)	174	1,825
Twilio, Inc.* (IT Services)	463	32,012
Twitter, Inc.* (Interactive Media & Services)	1,796	78,737
Tyler Technologies, Inc.* (Software)	111	38,573
Ubiquiti, Inc. (Communications Equipment)	11	3,229
UiPath, Inc.* - Class A (Software)	926	11,677
Unity Software, Inc.* (Software)	478	15,229
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	116	10,945

September 30, 2022 :: ProFund VP Technology ::

Common Stocks, continued

	Shares	Value
Varonis Systems, Inc.* (Software)	294	$7,797
Veeva Systems, Inc.* - Class A (Health Care Technology)	374	61,665
Verint Systems, Inc.* (Software)	173	5,809
VeriSign, Inc.* (IT Services)	249	43,251
Viavi Solutions, Inc.* (Communications Equipment)	609	7,947
VMware, Inc. - Class A (Software)	552	58,766
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	837	27,244
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	330	34,109
Workday, Inc.* - Class A (Software)	532	80,981
Workiva, Inc.* (Software)	122	9,492
Zendesk, Inc.* (Software)	330	25,113
Ziff Davis, Inc.* (Interactive Media & Services)	126	8,628
Zoom Video Communications, Inc.* - Class A (Software)	592	43,565
Zscaler, Inc.* (Software)	224	36,819
TOTAL COMMON STOCKS
(Cost $3,426,060)		23,874,978

Repurchase Agreements(b) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $133,032	$133,000	$133,000
TOTAL REPURCHASE AGREEMENTS
(Cost $133,000)		133,000

Collateral for Securities Loaned(c) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 2.85%(d)	22,114	$22,114
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $22,114)		22,114
TOTAL INVESTMENT SECURITIES
(Cost $3,581,174) - 91.0%		24,030,092
Net other assets (liabilities) - 9.0%		2,386,357

NET ASSETS - 100.0%		$26,416,449

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $20,362.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2022.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2022.

:: ProFund VP Technology :: September 30, 2022

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	10/24/22	3.68%	$2,597,359	$(10,553)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Technology invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Communications Equipment	$702,145	2.7%
Diversified Telecommunication Services	30,754	0.1%
Electronic Equipment, Instruments & Components	76,269	0.3%
Health Care Technology	61,665	0.2%
Household Durables	33,088	0.1%
Industrial Conglomerates	101,778	0.4%
Interactive Media & Services	3,906,247	14.8%
Internet & Direct Marketing Retail	129,862	0.5%
IT Services	891,264	3.4%
Media	7,218	NM
Semiconductors & Semiconductor Equipment	4,137,653	15.7%
Software	7,974,920	30.2%
Technology Hardware, Storage & Peripherals	5,822,115	22.0%
Other**	2,541,471	9.6%
Total	$26,416,449	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

September 30, 2022 :: ProFund VP Telecommunications ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.9%)

	Shares	Value
ADTRAN Holdings, Inc. (Communications Equipment)	1,063	$20,814
Anterix, Inc.* (Diversified Telecommunication Services)	287	10,252
Arista Networks, Inc.* (Communications Equipment)	1,521	171,706
AT&T, Inc. (Diversified Telecommunication Services)	10,843	166,332
ATN International, Inc. (Diversified Telecommunication Services)	161	6,210
Ciena Corp.* (Communications Equipment)	2,259	91,331
Cisco Systems, Inc. (Communications Equipment)	20,315	812,600
CommScope Holding Co., Inc.* (Communications Equipment)	3,139	28,910
Comtech Telecommunications Corp. (Communications Equipment)	413	4,134
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	1,112	4,626
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	535	8,811
Extreme Networks, Inc.* (Communications Equipment)	1,949	25,473
F5, Inc.* (Communications Equipment)	898	129,968
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	3,362	78,772
Garmin, Ltd. (Household Durables)	2,016	161,905
Globalstar, Inc.* (Diversified Telecommunication Services)	10,596	16,848
Harmonic, Inc.* (Communications Equipment)	1,585	20,716
IDT Corp.* - Class B (Diversified Telecommunication Services)	316	7,846
Inseego Corp.* (Communications Equipment)	1,218	2,521
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,915	84,969
Juniper Networks, Inc. (Communications Equipment)	4,866	127,100
Liberty Global PLC* - Class A (Media)	2,615	40,768
Liberty Global PLC* - Class C (Diversified Telecommunication Services)	4,186	69,069
Liberty Latin America, Ltd.* - Class A (Media)	566	3,504
Liberty Latin America, Ltd.* - Class C (Media)	2,243	13,794
Lumen Technologies, Inc. (Diversified Telecommunication Services)	14,364	104,570
Lumentum Holdings, Inc.* (Communications Equipment)	1,041	71,381
Motorola Solutions, Inc. (Communications Equipment)	733	164,170
NETGEAR, Inc.* (Communications Equipment)	433	8,677
NetScout Systems, Inc.* (Communications Equipment)	1,025	32,103
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	1,148	10,814
Ribbon Communications, Inc.* (Communications Equipment)	1,065	2,364
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	754	12,833
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,510	20,989
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,257	168,652
U.S. Cellular Corp.* (Wireless Telecommunication Services)	215	5,596
Ubiquiti, Inc. (Communications Equipment)	64	18,788
Verizon Communications, Inc. (Diversified Telecommunication Services)	22,263	845,325
ViaSat, Inc.* (Communications Equipment)	1,139	34,432
Viavi Solutions, Inc.* (Communications Equipment)	3,435	44,827
TOTAL COMMON STOCKS
(Cost $3,146,454)		3,654,500

Repurchase Agreements(a) (1.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $58,014	$58,000	$58,000
TOTAL REPURCHASE AGREEMENTS
(Cost $58,000)		58,000
TOTAL INVESTMENT SECURITIES
(Cost $3,204,454) - 100.5%		3,712,500
Net other assets (liabilities) - (0.5)%		(18,194)

NET ASSETS - 100.0%		$3,694,306

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Telecommunications :: September 30, 2022

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	10/24/22	3.68%	$55,823	$(1,097)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Telecommunications invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Communications Equipment	$1,812,015	49.0%
Diversified Telecommunication Services	1,414,444	38.3%
Household Durables	161,905	4.4%
Media	58,066	1.6%
Wireless Telecommunication Services	208,070	5.6%
Other**	39,806	1.1%
Total	$3,694,306	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2022 :: ProFund VP UltraBull ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (75.1%)

	Shares	Value
3M Co. (Industrial Conglomerates)	127	$14,034
A.O. Smith Corp. (Building Products)	30	1,457
Abbott Laboratories (Health Care Equipment & Supplies)	403	38,994
AbbVie, Inc. (Biotechnology)	407	54,623
ABIOMED, Inc.* (Health Care Equipment & Supplies)	10	2,457
Accenture PLC - Class A (IT Services)	146	37,566
Activision Blizzard, Inc. (Entertainment)	163	12,117
Adobe, Inc.* (Software)	107	29,446
Advance Auto Parts, Inc. (Specialty Retail)	14	2,189
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	372	23,570
Aflac, Inc. (Insurance)	133	7,475
Agilent Technologies, Inc. (Life Sciences Tools & Services)	69	8,387
Air Products & Chemicals, Inc. (Chemicals)	51	11,869
Akamai Technologies, Inc.* (IT Services)	36	2,892
Alaska Air Group, Inc.* (Airlines)	29	1,135
Albemarle Corp. (Chemicals)	27	7,140
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	35	4,907
Align Technology, Inc.* (Health Care Equipment & Supplies)	17	3,521
Allegion PLC (Building Products)	21	1,883
Alliant Energy Corp. (Electric Utilities)	58	3,073
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,380	131,997
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,234	118,649
Altria Group, Inc. (Tobacco)	415	16,758
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,039	230,408
Amcor PLC (Containers & Packaging)	347	3,724
Ameren Corp. (Multi-Utilities)	60	4,833
American Airlines Group, Inc.* (Airlines)	150	1,806
American Electric Power Co., Inc. (Electric Utilities)	119	10,288
American Express Co. (Consumer Finance)	138	18,618
American International Group, Inc. (Insurance)	175	8,309
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	107	22,972
American Water Works Co., Inc. (Water Utilities)	42	5,467
Ameriprise Financial, Inc. (Capital Markets)	25	6,299
AmerisourceBergen Corp. (Health Care Providers & Services)	35	4,737
AMETEK, Inc. (Electrical Equipment)	53	6,011
Amgen, Inc. (Biotechnology)	123	27,724
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	137	9,174
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	120	16,721
ANSYS, Inc.* (Software)	20	4,434
Aon PLC (Insurance)	49	13,126
APA Corp. (Oil, Gas & Consumable Fuels)	75	2,564
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3,477	480,521
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	200	16,386
Aptiv PLC* (Auto Components)	63	4,927
Archer-Daniels-Midland Co. (Food Products)	129	10,378
Arista Networks, Inc.* (Communications Equipment)	57	6,435
Arthur J. Gallagher & Co. (Insurance)	49	8,390
Assurant, Inc. (Insurance)	12	1,743
AT&T, Inc. (Diversified Telecommunication Services)	1,641	25,173
Atmos Energy Corp. (Gas Utilities)	32	3,259
Autodesk, Inc.* (Software)	50	9,340
Automatic Data Processing, Inc. (IT Services)	95	21,488
AutoZone, Inc.* (Specialty Retail)	5	10,710
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	32	5,894
Avery Dennison Corp. (Containers & Packaging)	19	3,091
Baker Hughes Co. - Class A (Energy Equipment & Services)	233	4,884
Ball Corp. (Containers & Packaging)	72	3,479
Bank of America Corp. (Banks)	1,609	48,592
Bath & Body Works, Inc. (Specialty Retail)	52	1,695
Baxter International, Inc. (Health Care Equipment & Supplies)	116	6,248
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	65	14,484
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	416	111,080
Best Buy Co., Inc. (Specialty Retail)	46	2,914
Biogen, Inc.* (Biotechnology)	34	9,078
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	5	2,086
Bio-Techne Corp. (Life Sciences Tools & Services)	9	2,556
BlackRock, Inc. - Class A (Capital Markets)	35	19,260
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	9	14,789
BorgWarner, Inc. (Auto Components)	54	1,696
Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	33	2,474
Boston Scientific Corp.* (Health Care Equipment & Supplies)	330	12,781

:: ProFund VP UltraBull :: September 30, 2022

Common Stocks, continued

	Shares	Value
Bristol-Myers Squibb Co. (Pharmaceuticals)	491	$34,905
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	92	40,849
Broadridge Financial Solutions, Inc. (IT Services)	27	3,897
Brown & Brown, Inc. (Insurance)	54	3,266
Brown-Forman Corp. - Class B (Beverages)	42	2,796
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	29	2,793
Cadence Design Systems, Inc.* (Software)	63	10,296
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	50	1,613
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	24	2,867
Campbell Soup Co. (Food Products)	47	2,215
Capital One Financial Corp. (Consumer Finance)	89	8,203
Cardinal Health, Inc. (Health Care Providers & Services)	63	4,201
CarMax, Inc.* (Specialty Retail)	36	2,377
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	228	1,603
Carrier Global Corp. (Building Products)	193	6,863
Catalent, Inc.* (Pharmaceuticals)	41	2,967
Caterpillar, Inc. (Machinery)	121	19,854
Cboe Global Markets, Inc. (Capital Markets)	24	2,817
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	74	4,996
CDW Corp. (Electronic Equipment, Instruments & Components)	31	4,838
Celanese Corp. (Chemicals)	23	2,078
Centene Corp.* (Health Care Providers & Services)	132	10,271
CenterPoint Energy, Inc. (Multi-Utilities)	145	4,086
Ceridian HCM Holding, Inc.* (Software)	35	1,956
CF Industries Holdings, Inc. (Chemicals)	46	4,428
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	12	2,362
Charter Communications, Inc.* - Class A (Media)	25	7,584
Chevron Corp. (Oil, Gas & Consumable Fuels)	416	59,767
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	7	10,519
Chubb, Ltd. (Insurance)	96	17,459
Church & Dwight Co., Inc. (Household Products)	56	4,001
Cigna Corp. (Health Care Providers & Services)	70	19,422
Cincinnati Financial Corp. (Insurance)	36	3,225
Cintas Corp. (Commercial Services & Supplies)	20	7,764
Cisco Systems, Inc. (Communications Equipment)	953	38,120
Citigroup, Inc. (Banks)	446	18,585
Citizens Financial Group, Inc. (Banks)	114	3,917
Citrix Systems, Inc. (Software)	29	3,016
CME Group, Inc. (Capital Markets)	83	14,702
CMS Energy Corp. (Multi-Utilities)	66	3,844
Cognizant Technology Solutions Corp. - Class A (IT Services)	120	6,893
Colgate-Palmolive Co. (Household Products)	192	13,488
Comcast Corp. - Class A (Media)	1,014	29,740
Comerica, Inc. (Banks)	30	2,133
Conagra Brands, Inc. (Food Products)	110	3,589
ConocoPhillips (Oil, Gas & Consumable Fuels)	293	29,986
Consolidated Edison, Inc. (Multi-Utilities)	81	6,947
Constellation Brands, Inc. - Class A (Beverages)	36	8,268
Constellation Energy Corp. (Electric Utilities)	76	6,322
Copart, Inc.* (Commercial Services & Supplies)	50	5,320
Corning, Inc. (Electronic Equipment, Instruments & Components)	175	5,079
Corteva, Inc. (Chemicals)	165	9,430
CoStar Group, Inc.* (Professional Services)	92	6,407
Costco Wholesale Corp. (Food & Staples Retailing)	102	48,171
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	183	4,780
Crown Castle, Inc. (Equity Real Estate Investment Trusts (REITs))	100	14,455
CSX Corp. (Road & Rail)	493	13,134
Cummins, Inc. (Machinery)	33	6,716
CVS Health Corp. (Health Care Providers & Services)	302	28,801
D.R. Horton, Inc. (Household Durables)	73	4,917
Danaher Corp. (Health Care Equipment & Supplies)	150	38,744
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	28	3,537
DaVita, Inc.* (Health Care Providers & Services)	13	1,076
Deere & Co. (Machinery)	64	21,368
Delta Air Lines, Inc.* (Airlines)	148	4,153
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	50	1,418
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	150	9,020
DexCom, Inc.* (Health Care Equipment & Supplies)	91	7,329
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	41	4,939
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	66	6,546
Discover Financial Services (Consumer Finance)	63	5,728
DISH Network Corp.* - Class A (Media)	59	816
Dollar General Corp. (Multiline Retail)	52	12,473
Dollar Tree, Inc.* (Multiline Retail)	49	6,669
Dominion Energy, Inc. (Multi-Utilities)	192	13,269
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	8	2,482
Dover Corp. (Machinery)	33	3,847
Dow, Inc. (Chemicals)	165	7,248

September 30, 2022 :: ProFund VP UltraBull ::

Common Stocks, continued

	Shares		Value
DTE Energy Co. (Multi-Utilities)	45		$5,177
Duke Energy Corp. (Electric Utilities)	177		16,465
DuPont de Nemours, Inc. (Chemicals)	115		5,796
DXC Technology Co.* (IT Services)	54		1,322
Eastman Chemical Co. (Chemicals)	28		1,989
Eaton Corp. PLC (Electrical Equipment)	92		12,269
eBay, Inc. (Internet & Direct Marketing Retail)	126		4,638
Ecolab, Inc. (Chemicals)	57		8,232
Edison International (Electric Utilities)	88		4,979
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	143		11,816
Electronic Arts, Inc. (Entertainment)	61		7,058
Elevance Health, Inc. (Health Care Providers & Services)	55		24,982
Eli Lilly & Co. (Pharmaceuticals)	181		58,526
Emerson Electric Co. (Electrical Equipment)	136		9,958
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	31		8,602
Entergy Corp. (Electric Utilities)	47		4,730
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	135		15,084
EPAM Systems, Inc.* (IT Services)	13		4,708
EQT Corp. (Oil, Gas & Consumable Fuels)	85		3,464
Equifax, Inc. (Professional Services)	28		4,800
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	21		11,946
Equity Residential (Equity Real Estate Investment Trusts (REITs))	78		5,243
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	15		3,633
Etsy, Inc.* (Internet & Direct Marketing Retail)	29		2,904
Everest Re Group, Ltd. (Insurance)	9		2,362
Evergy, Inc. (Electric Utilities)	53		3,148
Eversource Energy (Electric Utilities)	79		6,159
Exelon Corp. (Electric Utilities)	228		8,541
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	35		3,279
Expeditors International of Washington, Inc. (Air Freight & Logistics)	37		3,267
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	31		5,354
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	959		83,730
F5, Inc.* (Communications Equipment)	14		2,026
FactSet Research Systems, Inc. (Capital Markets)	8		3,201
Fastenal Co. (Trading Companies & Distributors)	133		6,123
Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	17		1,532
FedEx Corp. (Air Freight & Logistics)	55		8,166
Fidelity National Information Services, Inc. (IT Services)	140		10,580
Fifth Third Bancorp (Banks)	158		5,050
First Horizon Corp. (Banks)	—	(a)	7
First Republic Bank (Banks)	42		5,483
FirstEnergy Corp. (Electric Utilities)	125		4,625
Fiserv, Inc.* (IT Services)	148		13,848
FleetCor Technologies, Inc.* (IT Services)	17		2,995
FMC Corp. (Chemicals)	29		3,065
Ford Motor Co. (Automobiles)	910		10,192
Fortinet, Inc.* (Software)	150		7,370
Fortive Corp. (Machinery)	82		4,781
Fortune Brands Home & Security, Inc. (Building Products)	30		1,611
Fox Corp. - Class A (Media)	71		2,178
Fox Corp. - Class B (Media)	33		941
Franklin Resources, Inc. (Capital Markets)	66		1,420
Freeport-McMoRan, Inc. (Metals & Mining)	329		8,992
Garmin, Ltd. (Household Durables)	35		2,811
Gartner, Inc.* (IT Services)	18		4,980
Generac Holdings, Inc.* (Electrical Equipment)	15		2,672
General Dynamics Corp. (Aerospace & Defense)	51		10,821
General Electric Co. (Industrial Conglomerates)	252		15,601
General Mills, Inc. (Food Products)	137		10,496
General Motors Co. (Automobiles)	335		10,750
Genuine Parts Co. (Distributors)	33		4,927
Gilead Sciences, Inc. (Biotechnology)	289		17,828
Global Payments, Inc. (IT Services)	64		6,915
Globe Life, Inc. (Insurance)	21		2,094
Halliburton Co. (Energy Equipment & Services)	209		5,146
Hartford Financial Services Group, Inc. (Insurance)	75		4,646
Hasbro, Inc. (Leisure Products)	30		2,023
HCA Healthcare, Inc. (Health Care Providers & Services)	50		9,190
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	125		2,865
Henry Schein, Inc.* (Health Care Providers & Services)	32		2,105
Hess Corp. (Oil, Gas & Consumable Fuels)	64		6,975
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	300		3,594
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	64		7,720
Hologic, Inc.* (Health Care Equipment & Supplies)	58		3,742
Honeywell International, Inc. (Industrial Conglomerates)	155		25,881
Hormel Foods Corp. (Food Products)	66		2,999
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	165		2,620
Howmet Aerospace, Inc. (Aerospace & Defense)	85		2,629
HP, Inc. (Technology Hardware, Storage & Peripherals)	210		5,233
Humana, Inc. (Health Care Providers & Services)	29		14,071
Huntington Bancshares, Inc. (Banks)	333		4,389

:: ProFund VP UltraBull :: September 30, 2022

Common Stocks, continued

	Shares	Value
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	9	$1,994
IDEX Corp. (Machinery)	18	3,597
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	20	6,516
Illinois Tool Works, Inc. (Machinery)	64	11,562
Illumina, Inc.* (Life Sciences Tools & Services)	36	6,868
Incyte Corp.* (Biotechnology)	42	2,799
Ingersoll Rand, Inc. (Machinery)	92	3,980
Intel Corp. (Semiconductors & Semiconductor Equipment)	946	24,378
Intercontinental Exchange, Inc. (Capital Markets)	128	11,565
International Business Machines Corp. (IT Services)	208	24,712
International Flavors & Fragrances, Inc. (Chemicals)	59	5,359
International Paper Co. (Containers & Packaging)	83	2,631
Intuit, Inc. (Software)	64	24,788
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	82	15,370
Invesco, Ltd. (Capital Markets)	105	1,439
Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	134	4,525
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	43	7,789
Iron Mountain, Inc. (Equity Real Estate Investment Trusts (REITs))	67	2,946
J.B. Hunt Transport Services, Inc. (Road & Rail)	19	2,972
Jack Henry & Associates, Inc. (IT Services)	17	3,099
Jacobs Solutions, Inc. (Professional Services)	29	3,146
Johnson & Johnson (Pharmaceuticals)	605	98,833
Johnson Controls International PLC (Building Products)	159	7,826
JPMorgan Chase & Co. (Banks)	674	70,432
Juniper Networks, Inc. (Communications Equipment)	74	1,933
Kellogg Co. (Food Products)	59	4,110
Keurig Dr Pepper, Inc. (Beverages)	195	6,985
KeyCorp (Banks)	216	3,460
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	41	6,452
Kimberly-Clark Corp. (Household Products)	78	8,778
Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	142	2,614
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	457	7,604
KLA Corp. (Semiconductors & Semiconductor Equipment)	33	9,987
L3Harris Technologies, Inc. (Aerospace & Defense)	44	9,145
Laboratory Corp. of America Holdings (Health Care Providers & Services)	21	4,301
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	32	11,712
Lamb Weston Holding, Inc. (Food Products)	33	2,554
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	76	2,852
Leidos Holdings, Inc. (Professional Services)	32	2,799
Lennar Corp. - Class A (Household Durables)	59	4,398
Lincoln National Corp. (Insurance)	35	1,537
Linde PLC (Chemicals)	115	31,003
Live Nation Entertainment, Inc.* (Entertainment)	33	2,509
LKQ Corp. (Distributors)	60	2,829
Lockheed Martin Corp. (Aerospace & Defense)	54	20,860
Loews Corp. (Insurance)	46	2,293
Lowe's Cos., Inc. (Specialty Retail)	147	27,608
Lumen Technologies, Inc. (Diversified Telecommunication Services)	221	1,609
LyondellBasell Industries N.V. - Class A (Chemicals)	59	4,442
M&T Bank Corp. (Banks)	40	7,053
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	156	3,522
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	115	11,423
MarketAxess Holdings, Inc. (Capital Markets)	8	1,780
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	64	9,005
Marsh & McLennan Cos., Inc. (Insurance)	115	17,168
Martin Marietta Materials, Inc. (Construction Materials)	14	4,509
Masco Corp. (Building Products)	52	2,428
Mastercard, Inc. - Class A (IT Services)	196	55,731
Match Group, Inc.* (Interactive Media & Services)	65	3,104
McCormick & Co., Inc. (Food Products)	58	4,134
McDonald's Corp. (Hotels, Restaurants & Leisure)	169	38,994
McKesson Corp. (Health Care Providers & Services)	33	11,216
Medtronic PLC (Health Care Equipment & Supplies)	305	24,629
Merck & Co., Inc. (Pharmaceuticals)	583	50,208
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	525	71,232
MetLife, Inc. (Insurance)	154	9,360
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	6	6,505
MGM Resorts International (Hotels, Restaurants & Leisure)	75	2,229
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	127	7,751
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	254	12,725
Microsoft Corp. (Software)	1,716	399,656
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	26	4,032

September 30, 2022 :: ProFund VP UltraBull ::

Common Stocks, continued

	Shares	Value
Moderna, Inc.* (Biotechnology)	78	$9,224
Mohawk Industries, Inc.* (Household Durables)	12	1,094
Molina Healthcare, Inc.* (Health Care Providers & Services)	13	4,288
Molson Coors Beverage Co. - Class B (Beverages)	43	2,064
Mondelez International, Inc. - Class A (Food Products)	316	17,325
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	10	3,634
Monster Beverage Corp.* (Beverages)	89	7,739
Moody's Corp. (Capital Markets)	36	8,752
Morgan Stanley (Capital Markets)	309	24,413
Motorola Solutions, Inc. (Communications Equipment)	38	8,511
MSCI, Inc. - Class A (Capital Markets)	19	8,014
Nasdaq, Inc. (Capital Markets)	78	4,421
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	50	3,093
Netflix, Inc.* (Entertainment)	103	24,250
Newell Brands, Inc. (Household Durables)	88	1,222
Newmont Corp. (Metals & Mining)	183	7,691
News Corp. - Class A (Media)	90	1,360
News Corp. - Class B (Media)	28	432
NextEra Energy, Inc. (Electric Utilities)	452	35,441
Nielsen Holdings PLC (Professional Services)	83	2,301
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	291	24,188
NiSource, Inc. (Multi-Utilities)	94	2,368
Nordson Corp. (Machinery)	12	2,547
Norfolk Southern Corp. (Road & Rail)	54	11,321
Northern Trust Corp. (Capital Markets)	48	4,107
Northrop Grumman Corp. (Aerospace & Defense)	34	15,991
NortonLifelock, Inc. (Software)	137	2,759
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	98	1,113
NRG Energy, Inc. (Electric Utilities)	54	2,067
Nucor Corp. (Metals & Mining)	60	6,419
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	576	69,921
NVR, Inc.* (Household Durables)	1	3,987
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	61	8,998
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	172	10,569
Old Dominion Freight Line, Inc. (Road & Rail)	21	5,224
Omnicom Group, Inc. (Media)	47	2,965
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	100	6,233
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	103	5,278
Oracle Corp. (Software)	349	21,313
O'Reilly Automotive, Inc.* (Specialty Retail)	15	10,550
Organon & Co. (Pharmaceuticals)	59	1,381
Otis Worldwide Corp. (Machinery)	97	6,189
PACCAR, Inc. (Machinery)	80	6,695
Packaging Corp. of America (Containers & Packaging)	21	2,358
Paramount Global(b) - Class B (Media)	116	2,209
Parker-Hannifin Corp. (Machinery)	30	7,269
Paychex, Inc. (IT Services)	74	8,304
Paycom Software, Inc.* (Software)	11	3,630
PayPal Holdings, Inc.* (IT Services)	266	22,895
Pentair PLC (Machinery)	37	1,503
PepsiCo, Inc. (Beverages)	318	51,917
PerkinElmer, Inc. (Life Sciences Tools & Services)	29	3,490
Pfizer, Inc. (Pharmaceuticals)	1,292	56,538
PG&E Corp.* (Electric Utilities)	373	4,663
Philip Morris International, Inc. (Tobacco)	357	29,634
Phillips 66 (Oil, Gas & Consumable Fuels)	111	8,960
Pinnacle West Capital Corp. (Electric Utilities)	26	1,677
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	55	11,909
Pool Corp. (Distributors)	9	2,864
PPG Industries, Inc. (Chemicals)	54	5,977
PPL Corp. (Electric Utilities)	169	4,284
Principal Financial Group, Inc. (Insurance)	53	3,824
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	213	21,641
Prudential Financial, Inc. (Insurance)	86	7,377
PTC, Inc.* (Software)	24	2,510
Public Service Enterprise Group, Inc. (Multi-Utilities)	115	6,466
Public Storage (Equity Real Estate Investment Trusts (REITs))	36	10,541
PulteGroup, Inc. (Household Durables)	53	1,988
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	23	1,826
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	259	29,262
Quanta Services, Inc. (Construction & Engineering)	33	4,204
Quest Diagnostics, Inc. (Health Care Providers & Services)	27	3,313
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	10	849
Raymond James Financial, Inc. (Capital Markets)	45	4,447
Raytheon Technologies Corp. (Aerospace & Defense)	340	27,831
Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	142	8,264
Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	35	1,885
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	24	16,533
Regions Financial Corp. (Banks)	215	4,315
Republic Services, Inc. (Commercial Services & Supplies)	48	6,530

:: ProFund VP UltraBull :: September 30, 2022

Common Stocks, continued

	Shares	Value
ResMed, Inc. (Health Care Equipment & Supplies)	34	$7,422
Robert Half International, Inc. (Professional Services)	25	1,913
Rockwell Automation, Inc. (Electrical Equipment)	26	5,593
Rollins, Inc. (Commercial Services & Supplies)	53	1,838
Roper Technologies, Inc. (Industrial Conglomerates)	24	8,631
Ross Stores, Inc. (Specialty Retail)	80	6,742
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	50	1,895
S&P Global, Inc. (Capital Markets)	78	23,817
Salesforce, Inc.* (Software)	229	32,939
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	25	7,116
Schlumberger, Ltd. (Energy Equipment & Services)	325	11,667
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	45	2,395
Sealed Air Corp. (Containers & Packaging)	34	1,513
Sempra Energy (Multi-Utilities)	72	10,796
ServiceNow, Inc.* (Software)	47	17,748
Signature Bank (Banks)	15	2,265
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	76	6,821
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	37	3,155
Snap-on, Inc. (Machinery)	12	2,416
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	13	3,009
Southwest Airlines Co.* (Airlines)	137	4,225
Stanley Black & Decker, Inc. (Machinery)	34	2,557
Starbucks Corp. (Hotels, Restaurants & Leisure)	264	22,244
State Street Corp. (Capital Markets)	85	5,169
STERIS PLC (Health Care Equipment & Supplies)	23	3,824
Stryker Corp. (Health Care Equipment & Supplies)	78	15,798
SVB Financial Group* (Banks)	14	4,701
Synchrony Financial (Consumer Finance)	111	3,129
Synopsys, Inc.* (Software)	35	10,693
Sysco Corp. (Food & Staples Retailing)	118	8,344
T. Rowe Price Group, Inc. (Capital Markets)	52	5,461
Take-Two Interactive Software, Inc.* (Entertainment)	36	3,924
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	58	1,649
Target Corp. (Multiline Retail)	106	15,729
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	74	8,167
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	11	3,712
Teleflex, Inc. (Health Care Equipment & Supplies)	11	2,216
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	36	2,705
Tesla, Inc.* (Automobiles)	613	162,598
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	210	32,504
Textron, Inc. (Aerospace & Defense)	49	2,855
The AES Corp. (Independent Power and Renewable Electricity Producers)	154	3,480
The Allstate Corp. (Insurance)	63	7,845
The Bank of New York Mellon Corp. (Capital Markets)	169	6,510
The Boeing Co.* (Aerospace & Defense)	129	15,619
The Charles Schwab Corp. (Capital Markets)	351	25,225
The Clorox Co. (Household Products)	28	3,595
The Coca-Cola Co. (Beverages)	896	50,194
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	11	2,903
The Estee Lauder Co., Inc. (Personal Products)	53	11,443
The Goldman Sachs Group, Inc. (Capital Markets)	78	22,858
The Hershey Co. (Food Products)	34	7,496
The Home Depot, Inc. (Specialty Retail)	236	65,121
The Interpublic Group of Cos., Inc. (Media)	90	2,304
The JM Smucker Co. - Class A (Food Products)	24	3,298
The Kraft Heinz Co. (Food Products)	183	6,103
The Kroger Co. (Food & Staples Retailing)	149	6,519
The Mosaic Co. (Chemicals)	79	3,818
The PNC Financial Services Group, Inc. (Banks)	94	14,045
The Procter & Gamble Co. (Household Products)	550	69,437
The Progressive Corp. (Insurance)	135	15,688
The Sherwin-Williams Co. (Chemicals)	54	11,057
The Southern Co. (Electric Utilities)	245	16,660
The TJX Cos., Inc. (Specialty Retail)	270	16,772
The Travelers Cos., Inc. (Insurance)	54	8,273
The Walt Disney Co.* (Entertainment)	419	39,525
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	280	8,016
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	91	46,154
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	138	18,515
Tractor Supply Co. (Specialty Retail)	25	4,647
Trane Technologies PLC (Building Products)	53	7,675
TransDigm Group, Inc. (Aerospace & Defense)	12	6,298
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	57	3,093
Truist Financial Corp. (Banks)	305	13,280
Twitter, Inc.* (Interactive Media & Services)	155	6,795
Tyler Technologies, Inc.* (Software)	9	3,128
Tyson Foods, Inc. - Class A (Food Products)	66	4,351
U.S. Bancorp (Banks)	311	12,540

September 30, 2022 :: ProFund VP UltraBull ::

Common Stocks, continued

	Shares	Value
UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	70	$2,920
Ulta Beauty, Inc.* (Specialty Retail)	12	4,814
Union Pacific Corp. (Road & Rail)	144	28,054
United Airlines Holdings , Inc.* (Airlines)	75	2,440
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	168	27,139
United Rentals, Inc.* (Trading Companies & Distributors)	16	4,322
UnitedHealth Group, Inc. (Health Care Providers & Services)	215	108,583
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	15	1,323
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	91	9,723
Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	92	3,696
VeriSign, Inc.* (IT Services)	21	3,648
Verisk Analytics, Inc. (Professional Services)	36	6,139
Verizon Communications, Inc. (Diversified Telecommunication Services)	967	36,717
Vertex Pharmaceuticals, Inc.* (Biotechnology)	59	17,083
VF Corp. (Textiles, Apparel & Luxury Goods)	76	2,273
Viatris, Inc. (Pharmaceuticals)	281	2,394
VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	222	6,627
Visa, Inc. - Class A (IT Services)	376	66,795
Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	38	880
Vulcan Materials Co. (Construction Materials)	31	4,889
W.R. Berkley Corp. (Insurance)	47	3,035
W.W. Grainger, Inc. (Trading Companies & Distributors)	10	4,892
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	165	5,181
Walmart, Inc. (Food & Staples Retailing)	328	42,542
Warner Bros Discovery, Inc.* (Entertainment)	509	5,854
Waste Management, Inc. (Commercial Services & Supplies)	87	13,938
Waters Corp.* (Life Sciences Tools & Services)	14	3,773
WEC Energy Group, Inc. (Multi-Utilities)	73	6,528
Wells Fargo & Co. (Banks)	873	35,112
Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	106	6,818
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	17	4,183
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	72	2,344
Westinghouse Air Brake Technologies Corp. (Machinery)	42	3,417
WestRock Co. (Containers & Packaging)	59	1,823
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	170	4,855
Whirlpool Corp. (Household Durables)	12	1,618
Willis Towers Watson PLC (Insurance)	25	5,024
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	23	1,450
Xcel Energy, Inc. (Electric Utilities)	126	8,064
Xylem, Inc. (Machinery)	41	3,582
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	65	6,912
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	12	3,144
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	49	5,123
Zions Bancorp (Banks)	35	1,780
Zoetis, Inc. (Pharmaceuticals)	107	15,867
TOTAL COMMON STOCKS
(Cost $1,904,249)		6,942,341

Repurchase Agreements(c)(d) (23.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $2,177,524	$2,177,000	$2,177,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,177,000)		2,177,000

Collateral for Securities Loaned(e)(NM)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 2.85%(f)	2,243	$2,243
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $2,243)		2,243
TOTAL INVESTMENT SECURITIES
(Cost $4,083,492) - 98.6%		9,121,584
Net other assets (liabilities) - 1.4%		127,465

NET ASSETS - 100.0%		$9,249,049

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	All or part of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $2,190.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2022, the aggregate amount held in a segregated account was $1,788,000.
(d)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	Securities were purchased with cash collateral held from securities on loan at September 30, 2022.
(f)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2022.

:: ProFund VP UltraBull :: September 30, 2022

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	2	12/19/22	$360,150	$(39,524)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	10/27/22	3.68%	$4,023,066	$(69,955)
SPDR S&P 500 ETF	Goldman Sachs International	10/27/22	3.59%	176,910	(3,124)
				$4,199,976	$(73,079)
S&P 500	UBS AG	10/27/22	3.58%	$4,582,422	$(80,953)
SPDR S&P 500 ETF	UBS AG	10/27/22	3.18%	2,416,767	(42,982)
				$6,999,189	$(123,935)
				$11,199,165	$(197,014)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2022 :: ProFund VP UltraBull ::

ProFund VP UltraBull invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$114,043	1.3%
Air Freight & Logistics	41,365	0.4%
Airlines	13,759	0.1%
Auto Components	6,623	0.1%
Automobiles	183,540	2.0%
Banks	257,139	2.8%
Beverages	129,963	1.4%
Biotechnology	154,892	1.7%
Building Products	29,743	0.3%
Capital Markets	205,677	2.2%
Chemicals	122,931	1.4%
Commercial Services & Supplies	35,390	0.4%
Communications Equipment	57,025	0.6%
Construction & Engineering	4,204	NM
Construction Materials	9,398	0.1%
Consumer Finance	35,678	0.4%
Containers & Packaging	18,619	0.2%
Distributors	10,620	0.1%
Diversified Financial Services	111,080	1.2%
Diversified Telecommunication Services	63,499	0.7%
Electric Utilities	141,186	1.6%
Electrical Equipment	36,503	0.4%
Electronic Equipment, Instruments & Components	43,659	0.5%
Energy Equipment & Services	21,697	0.2%
Entertainment	95,237	1.0%
Equity Real Estate Investment Trusts (REITs)	189,489	2.0%
Food & Staples Retailing	110,757	1.2%
Food Products	79,048	0.9%
Gas Utilities	3,259	NM
Health Care Equipment & Supplies	229,518	2.5%
Health Care Providers & Services	251,880	2.7%
Hotels, Restaurants & Leisure	132,236	1.4%
Household Durables	22,035	0.2%
Household Products	99,299	1.1%
Independent Power and Renewable Electricity Producers	3,480	NM
Industrial Conglomerates	64,147	0.7%
Insurance	153,519	1.7%
Interactive Media & Services	331,777	3.6%
Internet & Direct Marketing Retail	237,950	2.6%
IT Services	303,268	3.3%
Leisure Products	2,023	NM
Life Sciences Tools & Services	89,970	1.0%
Machinery	111,880	1.2%
Media	50,529	0.5%
Metals & Mining	23,102	0.2%
Multiline Retail	34,871	0.4%
Multi-Utilities	64,314	0.7%
Oil, Gas & Consumable Fuels	297,313	3.2%
Personal Products	11,443	0.1%
Pharmaceuticals	321,619	3.4%
Professional Services	27,505	0.3%
Real Estate Management & Development	4,996	0.1%
Road & Rail	60,705	0.7%
Semiconductors & Semiconductor Equipment	333,928	3.6%
Software	585,022	6.3%
Specialty Retail	156,139	1.7%
Technology Hardware, Storage & Peripherals	497,180	5.4%
Textiles, Apparel & Luxury Goods	28,959	0.3%
Tobacco	46,392	0.5%
Trading Companies & Distributors	15,337	0.2%
Water Utilities	5,467	0.1%
Wireless Telecommunication Services	18,515	0.2%
Other**	2,306,708	24.9%
Total	$9,249,049	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

September 30, 2022 :: ProFund VP UltraMid-Cap ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (75.5%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	258	$20,170
ACI Worldwide, Inc.* (Software)	324	6,772
Acuity Brands, Inc. (Electrical Equipment)	93	14,645
Adient PLC* (Auto Components)	269	7,465
AECOM (Construction & Engineering)	397	27,142
Affiliated Managers Group, Inc. (Capital Markets)	109	12,192
AGCO Corp. (Machinery)	176	16,926
Alcoa Corp. (Metals & Mining)	511	17,200
Alleghany Corp.* (Insurance)	38	31,896
ALLETE, Inc. (Electric Utilities)	162	8,108
Amedisys, Inc.* (Health Care Providers & Services)	92	8,905
American Financial Group, Inc. (Insurance)	198	24,340
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	285	4,859
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,225	21,025
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	950	8,721
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts (REITs))	439	16,954
AptarGroup, Inc. (Containers & Packaging)	186	17,676
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	183	16,871
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	301	9,948
ASGN, Inc.* (Professional Services)	142	12,833
Ashland, Inc. (Chemicals)	141	13,391
Aspen Technology, Inc.* (Software)	82	19,532
Associated Banc-Corp. (Banks)	427	8,574
AutoNation, Inc.* (Specialty Retail)	110	11,206
Avient Corp. (Chemicals)	243	7,363
Avis Budget Group, Inc.* (Road & Rail)	82	12,174
Avnet, Inc. (Electronic Equipment, Instruments & Components)	269	9,716
Axon Enterprise, Inc.* (Aerospace & Defense)	192	22,225
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	213	9,129
Bank of Hawaii Corp. (Banks)	114	8,678
Bank OZK (Banks)	316	12,501
Belden, Inc. (Electronic Equipment, Instruments & Components)	123	7,382
BellRing Brands, Inc.* (Personal Products)	385	7,935
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	385	28,031
Black Hills Corp. (Multi-Utilities)	185	12,530
Blackbaud, Inc.* (Software)	127	5,596
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	231	11,007
Bread Financial Holdings, Inc. (IT Services)	141	4,434
Brighthouse Financial, Inc.* (Insurance)	204	8,858
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	851	15,718
Bruker Corp. (Life Sciences Tools & Services)	286	15,175
Brunswick Corp. (Leisure Products)	212	13,875
Builders FirstSource, Inc.* (Building Products)	444	26,160
Cable One, Inc. (Media)	14	11,943
Cabot Corp. (Chemicals)	160	10,222
CACI International, Inc.* - Class A (Professional Services)	67	17,491
Cadence Bank (Banks)	518	13,162
Calix, Inc.* (Communications Equipment)	161	9,844
Callaway Golf Co.* (Leisure Products)	393	7,569
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	393	15,108
Carlisle Cos., Inc. (Industrial Conglomerates)	147	41,220
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	111	7,274
Casey's General Stores, Inc. (Food & Staples Retailing)	106	21,467
Cathay General Bancorp (Banks)	212	8,154
Celsius Holdings, Inc.* (Beverages)	114	10,337
ChampionX Corp. (Energy Equipment & Services)	577	11,292
Chart Industries, Inc.* (Machinery)	102	18,804
Chemed Corp. (Health Care Providers & Services)	42	18,336
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	83	9,090
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	95	17,494
Ciena Corp.* (Communications Equipment)	426	17,223
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	159	10,939
Clean Harbors, Inc.* (Commercial Services & Supplies)	143	15,727
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,470	19,801
CNO Financial Group, Inc. (Insurance)	324	5,822
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	538	8,355
Coca-Cola Consolidated, Inc. (Beverages)	14	5,764
Cognex Corp. (Electronic Equipment, Instruments & Components)	493	20,435
Coherent Corp.* (Electronic Equipment, Instruments & Components)	368	12,825
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	101	6,797
Commerce Bancshares, Inc. (Banks)	310	20,510
Commercial Metals Co. (Metals & Mining)	342	12,134
CommVault Systems, Inc.* (Software)	127	6,736
Concentrix Corp. (IT Services)	122	13,619

:: ProFund VP UltraMid-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	319	$7,410
Coty, Inc.* - Class A (Personal Products)	1,025	6,478
Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	430	10,041
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	65	6,018
Crane Holdings Co. (Machinery)	136	11,905
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	176	12,084
Cullen/Frost Bankers, Inc. (Banks)	182	24,064
Curtiss-Wright Corp. (Aerospace & Defense)	109	15,168
Dana, Inc. (Auto Components)	362	4,138
Darling Ingredients, Inc.* (Food Products)	456	30,164
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	76	23,759
Dick's Sporting Goods, Inc. (Specialty Retail)	162	16,952
Donaldson Co., Inc. (Machinery)	351	17,203
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts (REITs))	499	8,947
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	275	14,270
Dycom Industries, Inc.* (Construction & Engineering)	84	8,025
Dynatrace, Inc.* (Software)	572	19,911
Eagle Materials, Inc. (Construction Materials)	107	11,468
East West Bancorp, Inc. (Banks)	401	26,923
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	124	17,898
EMCOR Group, Inc. (Construction & Engineering)	140	16,167
Encompass Health Corp. (Health Care Providers & Services)	284	12,845
Energizer Holdings, Inc. (Household Products)	188	4,726
EnerSys (Electrical Equipment)	115	6,690
Enovis Corp.* (Health Care Equipment & Supplies)	135	6,219
Envestnet, Inc.* (Software)	157	6,971
Envista Holdings Corp.* (Health Care Equipment & Supplies)	465	15,257
EPR Properties (Equity Real Estate Investment Trusts (REITs))	213	7,638
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,229	9,193
Esab Corp. (Machinery)	130	4,337
Essent Group, Ltd. (Thrifts & Mortgage Finance)	306	10,670
Essential Utilities, Inc. (Water Utilities)	678	28,056
Euronet Worldwide, Inc.* (IT Services)	134	10,152
Evercore Partners, Inc. - Class A (Capital Markets)	103	8,472
Exelixis, Inc.* (Biotechnology)	914	14,332
ExlService Holdings, Inc.* (IT Services)	94	13,852
F.N.B. Corp. (Banks)	996	11,554
Fair Isaac Corp.* (Software)	72	29,665
Federated Hermes, Inc. - Class B (Capital Markets)	240	7,949
First American Financial Corp. (Insurance)	296	13,646
First Financial Bankshares, Inc. (Banks)	369	15,435
First Horizon Corp. (Banks)	1,525	34,922
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	376	16,849
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	282	37,300
FirstCash Holdings, Inc. (Consumer Finance)	108	7,922
Five Below, Inc.* (Specialty Retail)	158	21,752
Flowers Foods, Inc. (Food Products)	548	13,530
Flowserve Corp. (Machinery)	371	9,015
Fluor Corp.* (Construction & Engineering)	404	10,056
Foot Locker, Inc. (Specialty Retail)	229	7,129
Fox Factory Holding Corp.* (Auto Components)	120	9,490
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	634	14,855
FTI Consulting, Inc.* (Professional Services)	98	16,240
Fulton Financial Corp. (Banks)	475	7,505
GameStop Corp.*(a) - Class A (Specialty Retail)	718	18,043
GATX Corp. (Trading Companies & Distributors)	100	8,515
Genpact, Ltd. (IT Services)	480	21,009
Gentex Corp. (Auto Components)	668	15,925
Glacier Bancorp, Inc. (Banks)	315	15,476
Globus Medical, Inc.* (Health Care Equipment & Supplies)	219	13,046
Graco, Inc. (Machinery)	481	28,836
Graham Holdings Co. - Class B (Diversified Consumer Services)	11	5,918
Grand Canyon Education, Inc.* (Diversified Consumer Services)	91	7,485
Greif, Inc. - Class A (Containers & Packaging)	76	4,527
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	250	8,323
GXO Logistics, Inc.* (Air Freight & Logistics)	337	11,815
H&R Block, Inc. (Diversified Consumer Services)	454	19,313
Haemonetics Corp.* (Health Care Equipment & Supplies)	146	10,808
Halozyme Therapeutics, Inc.* (Biotechnology)	392	15,500
Hancock Whitney Corp. (Banks)	244	11,178
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	991	6,897
Harley-Davidson, Inc. (Automobiles)	378	13,185
Hawaiian Electric Industries, Inc. (Electric Utilities)	312	10,814
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,081	22,539
HealthEquity, Inc.* (Health Care Providers & Services)	240	16,121
Helen of Troy, Ltd.* (Household Durables)	68	6,558

September 30, 2022 :: ProFund VP UltraMid-Cap ::

Common Stocks, continued

	Shares	Value
Hexcel Corp. (Aerospace & Defense)	240	$12,413
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	413	22,236
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	299	8,061
Home BancShares, Inc. (Banks)	542	12,200
Hubbell, Inc. (Electrical Equipment)	152	33,895
IAA, Inc.* (Commercial Services & Supplies)	380	12,103
ICU Medical, Inc.* (Health Care Equipment & Supplies)	57	8,584
IDACORP, Inc. (Electric Utilities)	144	14,257
Inari Medical, Inc.* (Health Care Equipment & Supplies)	137	9,952
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	630	10,540
Ingevity Corp.* (Chemicals)	102	6,184
Ingredion, Inc. (Food Products)	186	14,977
Insperity, Inc. (Professional Services)	102	10,413
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	206	8,726
Interactive Brokers Group, Inc. (Capital Markets)	293	18,725
International Bancshares Corp. (Banks)	150	6,375
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	95	8,013
Iridium Communications, Inc.* (Diversified Telecommunication Services)	361	16,017
ITT, Inc. (Machinery)	235	15,355
Jabil, Inc. (Electronic Equipment, Instruments & Components)	391	22,566
Janus Henderson Group PLC (Capital Markets)	376	7,637
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	178	23,725
JBG Smith Properties (Equity Real Estate Investment Trusts (REITs))	282	5,240
Jefferies Financial Group, Inc. (Diversified Financial Services)	529	15,606
JetBlue Airways Corp.* (Airlines)	919	6,093
John Wiley & Sons, Inc. - Class A (Media)	122	4,582
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	136	20,546
KB Home (Household Durables)	240	6,221
KBR, Inc. (Professional Services)	395	17,072
Kemper Corp. (Insurance)	182	7,509
Kennametal, Inc. (Machinery)	231	4,754
Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	299	12,591
Kinsale Capital Group, Inc. (Insurance)	61	15,581
Kirby Corp.* (Marine)	170	10,331
Kite Realty Group Trust (Equity Real Estate Investment Trusts (REITs))	623	10,728
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	457	22,361
Kohl's Corp. (Multiline Retail)	365	9,180
Kyndryl Holdings, Inc.* (IT Services)	579	4,788
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts (REITs))	248	20,458
Lancaster Colony Corp. (Food Products)	57	8,566
Landstar System, Inc. (Road & Rail)	104	15,014
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	391	19,241
Lear Corp. (Auto Components)	168	20,107
Leggett & Platt, Inc. (Household Durables)	377	12,524
Lennox International, Inc. (Building Products)	92	20,486
LHC Group, Inc.* (Health Care Providers & Services)	88	14,402
Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	240	26,581
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	268	11,492
Lincoln Electric Holdings, Inc. (Machinery)	165	20,744
Lithia Motors, Inc. (Specialty Retail)	78	16,735
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	70	13,908
LivaNova PLC* (Health Care Equipment & Supplies)	152	7,717
Louisiana-Pacific Corp. (Paper & Forest Products)	210	10,750
Lumentum Holdings, Inc.* (Communications Equipment)	196	13,440
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	145	7,510
Macy's, Inc. (Multiline Retail)	767	12,019
Manhattan Associates, Inc.* (Software)	178	23,679
ManpowerGroup, Inc. (Professional Services)	147	9,509
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	112	13,648
Masimo Corp.* (Health Care Equipment & Supplies)	138	19,480
MasTec, Inc.* (Construction & Engineering)	162	10,287
Matador Resources Co. (Oil, Gas & Consumable Fuels)	319	15,605
Mattel, Inc.* (Leisure Products)	1,004	19,017
MAXIMUS, Inc. (IT Services)	172	9,954
MDU Resources Group, Inc. (Multi-Utilities)	578	15,808
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,703	20,198
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	71	11,159
Mercury Systems, Inc.* (Aerospace & Defense)	164	6,658
MGIC Investment Corp. (Thrifts & Mortgage Finance)	862	11,051
MillerKnoll, Inc. (Commercial Services & Supplies)	215	3,354
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	163	13,470
MP Materials Corp.* (Metals & Mining)	262	7,153
MSA Safety, Inc. (Commercial Services & Supplies)	104	11,365
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	134	9,757

:: ProFund VP UltraMid-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	415	$14,596
Murphy USA, Inc. (Specialty Retail)	61	16,770
National Fuel Gas Co. (Gas Utilities)	260	16,003
National Instruments Corp. (Electronic Equipment, Instruments & Components)	376	14,190
National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	503	20,050
National Storage Affiliates Trust (Equity Real Estate Investment Trusts (REITs))	242	10,062
Navient Corp. (Consumer Finance)	313	4,598
NCR Corp.* (Technology Hardware, Storage & Peripherals)	389	7,395
Neogen Corp.* (Health Care Equipment & Supplies)	613	8,564
Neurocrine Biosciences, Inc.* (Biotechnology)	272	28,889
New Jersey Resources Corp. (Gas Utilities)	274	10,604
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,325	11,303
NewMarket Corp. (Chemicals)	20	6,017
Nordstrom, Inc. (Multiline Retail)	319	5,337
NorthWestern Corp. (Multi-Utilities)	159	7,836
NOV, Inc. (Energy Equipment & Services)	1,117	18,073
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	102	11,796
Nu Skin Enterprises, Inc. - Class A (Personal Products)	143	4,772
NuVasive, Inc.* (Health Care Equipment & Supplies)	148	6,484
nVent Electric PLC (Electrical Equipment)	474	14,983
OGE Energy Corp. (Electric Utilities)	569	20,746
Old National Bancorp (Banks)	832	13,703
Old Republic International Corp. (Insurance)	816	17,079
Olin Corp. (Chemicals)	384	16,466
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	165	8,514
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	665	19,611
Omnicell, Inc.* (Health Care Technology)	126	10,966
ONE Gas, Inc. (Gas Utilities)	154	10,840
Option Care Health, Inc.* (Health Care Providers & Services)	439	13,815
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	127	10,947
Oshkosh Corp. (Machinery)	186	13,074
Owens Corning (Building Products)	274	21,539
PacWest Bancorp (Banks)	335	7,571
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	92	6,441
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	638	7,184
Patterson Cos., Inc. (Health Care Providers & Services)	246	5,909
Paylocity Holding Corp.* (Software)	116	28,023
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	274	15,834
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	373	5,412
Penn Entertainment Inc* (Hotels, Restaurants & Leisure)	451	12,407
Penumbra, Inc.* (Health Care Equipment & Supplies)	108	20,477
Performance Food Group Co.* (Food & Staples Retailing)	440	18,898
Perrigo Co. PLC (Pharmaceuticals)	383	13,658
Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	643	9,671
Pilgrim's Pride Corp.* (Food Products)	128	2,947
Pinnacle Financial Partners, Inc. (Banks)	217	17,599
PNM Resources, Inc. (Electric Utilities)	244	11,158
Polaris, Inc. (Leisure Products)	159	15,208
Portland General Electric Co. (Electric Utilities)	254	11,039
Post Holdings, Inc.* (Food Products)	155	12,696
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	229	9,398
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	163	10,484
Primerica, Inc. (Insurance)	106	13,086
Progyny, Inc.* (Health Care Providers & Services)	212	7,857
Prosperity Bancshares, Inc. (Banks)	259	17,270
PVH Corp. (Textiles, Apparel & Luxury Goods)	190	8,512
Qualys, Inc.* (Software)	99	13,800
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	154	11,008
R1 RCM, Inc.* (Health Care Providers & Services)	389	7,208
Range Resources Corp. (Oil, Gas & Consumable Fuels)	704	17,783
Rayonier, Inc. (Equity Real Estate Investment Trusts (REITs))	416	12,468
Regal Rexnord Corp. (Electrical Equipment)	189	26,528
Reinsurance Group of America, Inc. (Insurance)	191	24,030
Reliance Steel & Aluminum Co. (Metals & Mining)	171	29,824
RenaissanceRe Holdings, Ltd. (Insurance)	124	17,408
Repligen Corp.* (Life Sciences Tools & Services)	147	27,506
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	486	25,271
RH* (Specialty Retail)	57	14,026
RLI Corp. (Insurance)	114	11,671
Royal Gold, Inc. (Metals & Mining)	186	17,451
RPM International, Inc. (Chemicals)	367	30,574
Ryder System, Inc. (Road & Rail)	146	11,022
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	656	8,607
Sabre Corp.* (IT Services)	932	4,800
Saia, Inc.* (Road & Rail)	75	14,250
Science Applications International Corp. (Professional Services)	159	14,060
SEI Investments Co. (Capital Markets)	293	14,372
Selective Insurance Group, Inc. (Insurance)	171	13,919

September 30, 2022 :: ProFund VP UltraMid-Cap ::

Common Stocks, continued

	Shares	Value
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	180	$5,294
Sensient Technologies Corp. (Chemicals)	120	8,321
Service Corp. International (Diversified Consumer Services)	448	25,867
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	102	28,362
Silgan Holdings, Inc. (Containers & Packaging)	238	10,006
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	97	11,974
Simpson Manufacturing Co., Inc. (Building Products)	122	9,565
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	45	3,543
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	384	12,180
SL Green Realty Corp.(a) (Equity Real Estate Investment Trusts (REITs))	183	7,349
SLM Corp. (Consumer Finance)	714	9,989
Sonoco Products Co. (Containers & Packaging)	277	15,714
Sotera Health Co.* (Life Sciences Tools & Services)	281	1,916
Southwest Gas Holdings, Inc. (Gas Utilities)	176	12,276
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,167	19,382
Spire, Inc. (Gas Utilities)	149	9,287
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	387	13,994
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	305	8,464
STAAR Surgical Co.* (Health Care Equipment & Supplies)	137	9,665
Steel Dynamics, Inc. (Metals & Mining)	494	35,049
Stericycle, Inc.* (Commercial Services & Supplies)	262	11,033
Stifel Financial Corp. (Capital Markets)	302	15,676
STORE Capital Corp. (Equity Real Estate Investment Trusts (REITs))	755	23,654
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	243	5,599
Sunrun, Inc.* (Electrical Equipment)	603	16,637
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	113	11,188
Syneos Health, Inc.* (Life Sciences Tools & Services)	292	13,768
Synovus Financial Corp. (Banks)	413	15,492
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	183	8,757
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	644	38,859
Taylor Morrison Home Corp.* (Household Durables)	323	7,532
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	120	9,743
TEGNA, Inc. (Media)	634	13,111
Tempur Sealy International, Inc. (Household Durables)	490	11,829
Tenet Healthcare Corp.* (Health Care Providers & Services)	307	15,835
Teradata Corp.* (IT Services)	293	9,101
Terex Corp. (Machinery)	193	5,740
Tetra Tech, Inc. (Commercial Services & Supplies)	151	19,408
Texas Capital Bancshares, Inc.* (Banks)	141	8,323
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	190	16,579
The Boston Beer Co., Inc.* - Class A (Beverages)	27	8,739
The Brink's Co. (Commercial Services & Supplies)	134	6,491
The Chemours Co. (Chemicals)	441	10,871
The Gap, Inc. (Specialty Retail)	606	4,975
The Goodyear Tire & Rubber Co.* (Auto Components)	803	8,102
The Hanover Insurance Group, Inc. (Insurance)	101	12,942
The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	610	4,843
The Middleby Corp.* (Machinery)	153	19,610
The New York Times Co. - Class A (Media)	470	13,513
The Scotts Miracle-Gro Co. - Class A (Chemicals)	115	4,916
The Timken Co. (Machinery)	190	11,218
The Toro Co. (Machinery)	297	25,685
The Wendy's Co. (Hotels, Restaurants & Leisure)	483	9,027
The Western Union Co. (IT Services)	1,096	14,796
Thor Industries, Inc. (Automobiles)	155	10,847
Toll Brothers, Inc. (Household Durables)	304	12,768
TopBuild Corp.* (Household Durables)	92	15,159
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	239	8,155
Trex Co., Inc.* (Building Products)	313	13,753
TripAdvisor, Inc.* (Interactive Media & Services)	296	6,536
UGI Corp. (Gas Utilities)	595	19,236
UMB Financial Corp. (Banks)	123	10,368
Umpqua Holdings Corp. (Banks)	616	10,527
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	536	3,564
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	566	3,373
United Bankshares, Inc. (Banks)	383	13,692
United States Steel Corp. (Metals & Mining)	674	12,213
United Therapeutics Corp.* (Biotechnology)	130	27,219
Univar Solutions, Inc.* (Trading Companies & Distributors)	474	10,779
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	123	11,605
Unum Group (Insurance)	535	20,758
Valley National Bancorp (Banks)	1,194	12,895
Valmont Industries, Inc. (Construction & Engineering)	60	16,117
Valvoline, Inc. (Chemicals)	503	12,746
ViaSat, Inc.* (Communications Equipment)	215	6,499
Vicor Corp.* (Electrical Equipment)	63	3,726

:: ProFund VP UltraMid-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
Victoria's Secret & Co.* (Specialty Retail)	236	$6,872
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	371	6,600
Visteon Corp.* (Auto Components)	80	8,485
Vontier Corp. (Electronic Equipment, Instruments & Components)	449	7,503
Voya Financial, Inc. (Diversified Financial Services)	278	16,819
Washington Federal, Inc. (Thrifts & Mortgage Finance)	185	5,546
Watsco, Inc. (Trading Companies & Distributors)	95	24,458
Watts Water Technologies, Inc. - Class A (Machinery)	77	9,681
Webster Financial Corp. (Banks)	500	22,600
Werner Enterprises, Inc. (Road & Rail)	168	6,317
WEX, Inc.* (IT Services)	125	15,867
Williams-Sonoma, Inc. (Specialty Retail)	195	22,981
Wingstop, Inc. (Hotels, Restaurants & Leisure)	85	10,661
Wintrust Financial Corp. (Banks)	173	14,108
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	351	36,279
Woodward, Inc. (Machinery)	171	13,724
World Wrestling Entertainment, Inc. - Class A (Entertainment)	123	8,631
Worthington Industries, Inc. (Metals & Mining)	86	3,280
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	257	15,767
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	318	4,159
XPO Logistics, Inc.* (Air Freight & Logistics)	327	14,558
YETI Holdings, Inc.* (Leisure Products)	245	6,987
Ziff Davis, Inc.* (Interactive Media & Services)	134	9,176
TOTAL COMMON STOCKS
(Cost $3,650,322)		5,362,693

Repurchase Agreements(b)(c) (24.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $1,748,420	$1,748,000	$1,748,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,748,000)		1,748,000

Collateral for Securities Loaned(d) (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 2.85%(e)	25,922	$25,922
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $25,922)		25,922
TOTAL INVESTMENT SECURITIES
(Cost $5,424,244) - 100.5%		7,136,615
Net other assets (liabilities) - (0.5)%		(33,122)

NET ASSETS - 100.0%		$7,103,493

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $25,327.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2022, the aggregate amount held in a segregated account was $1,235,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at September 30, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2022.

September 30, 2022 :: ProFund VP UltraMid-Cap ::

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	5	12/19/22	$1,104,100	$(114,362)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	10/27/22	3.58%	$1,767,231	$(11,846)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	10/27/22	3.35%	380,529	(654)
				$2,147,760	$(12,500)
S&P MidCap 400	UBS AG	10/27/22	3.43%	$4,129,415	$(3,397)
SPDR S&P MidCap 400 ETF	UBS AG	10/27/22	3.38%	1,463,574	54
				$5,592,989	$(3,343)
				$7,740,749	$(15,843)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

:: ProFund VP UltraMid-Cap :: September 30, 2022

ProFund VP UltraMid-Cap invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$56,464	0.8%
Air Freight & Logistics	26,373	0.4%
Airlines	6,093	0.1%
Auto Components	73,712	1.0%
Automobiles	24,032	0.3%
Banks	401,359	5.6%
Beverages	24,840	0.3%
Biotechnology	95,888	1.3%
Building Products	91,503	1.3%
Capital Markets	85,023	1.2%
Chemicals	127,071	1.7%
Commercial Services & Supplies	79,481	1.1%
Communications Equipment	47,006	0.7%
Construction & Engineering	87,794	1.2%
Construction Materials	11,468	0.2%
Consumer Finance	22,509	0.3%
Containers & Packaging	47,923	0.7%
Diversified Consumer Services	58,583	0.8%
Diversified Financial Services	32,425	0.5%
Diversified Telecommunication Services	30,872	0.4%
Electric Utilities	76,122	1.1%
Electrical Equipment	117,104	1.6%
Electronic Equipment, Instruments & Components	161,548	2.3%
Energy Equipment & Services	29,365	0.4%
Entertainment	8,631	0.1%
Equity Real Estate Investment Trusts (REITs)	415,965	5.8%
Food & Staples Retailing	85,183	1.2%
Food Products	82,880	1.2%
Gas Utilities	78,246	1.0%
Health Care Equipment & Supplies	193,106	2.7%
Health Care Providers & Services	141,403	2.0%
Health Care Technology	10,966	0.2%
Hotels, Restaurants & Leisure	147,786	2.1%
Household Durables	72,591	1.0%
Household Products	4,726	0.1%
Independent Power and Renewable Electricity Producers	10,947	0.2%
Industrial Conglomerates	41,220	0.6%
Insurance	238,545	3.4%
Interactive Media & Services	15,712	0.2%
IT Services	122,372	1.7%
Leisure Products	62,656	0.9%
Life Sciences Tools & Services	69,524	1.0%
Machinery	246,611	3.6%
Marine	10,331	0.1%
Media	43,149	0.7%
Metals & Mining	154,105	2.1%
Mortgage Real Estate Investment Trusts (REITs)	21,025	0.3%
Multiline Retail	35,050	0.5%
Multi-Utilities	36,174	0.5%
Oil, Gas & Consumable Fuels	184,834	2.6%
Paper & Forest Products	10,750	0.2%
Personal Products	19,185	0.3%
Pharmaceuticals	37,383	0.5%
Professional Services	97,618	1.4%
Real Estate Management & Development	20,546	0.3%
Road & Rail	81,138	1.1%
Semiconductors & Semiconductor Equipment	198,414	2.7%
Software	160,685	2.3%
Specialty Retail	157,441	2.3%
Technology Hardware, Storage & Peripherals	11,554	0.2%
Textiles, Apparel & Luxury Goods	99,548	1.4%
Thrifts & Mortgage Finance	38,570	0.5%
Trading Companies & Distributors	53,509	0.8%
Water Utilities	28,056	0.4%
Other**	1,740,800	24.5%
Total	$7,103,493	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2022 :: ProFund VP UltraNasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (68.3%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	4,544	$337,801
Adobe, Inc.* (Software)	2,719	748,269
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	9,378	594,190
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,319	243,588
Align Technology, Inc.* (Health Care Equipment & Supplies)	454	94,028
Alphabet, Inc.* - Class A (Interactive Media & Services)	20,996	2,008,267
Alphabet, Inc.* - Class C (Interactive Media & Services)	21,581	2,075,013
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	35,673	4,031,048
American Electric Power Co., Inc. (Electric Utilities)	2,985	258,054
Amgen, Inc. (Biotechnology)	3,107	700,317
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,987	416,209
ANSYS, Inc.* (Software)	505	111,959
Apple, Inc. (Technology Hardware, Storage & Peripherals)	56,273	7,776,929
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,999	409,568
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	501	208,090
AstraZeneca PLCADR (Pharmaceuticals)	3,439	188,595
Atlassian Corp. PLC* - Class A (Software)	842	177,317
Autodesk, Inc.* (Software)	1,254	234,247
Automatic Data Processing, Inc. (IT Services)	2,414	546,023
Baidu, Inc.*ADR (Interactive Media & Services)	1,057	124,187
Biogen, Inc.* (Biotechnology)	843	225,081
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	231	379,582
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,352	1,044,312
Cadence Design Systems, Inc.* (Software)	1,591	260,017
Charter Communications, Inc.* - Class A (Media)	933	283,026
Cintas Corp. (Commercial Services & Supplies)	592	229,809
Cisco Systems, Inc. (Communications Equipment)	24,058	962,320
Cognizant Technology Solutions Corp. - Class A (IT Services)	3,008	172,780
Comcast Corp. - Class A (Media)	25,584	750,378
Constellation Energy Corp. (Electric Utilities)	1,897	157,811
Copart, Inc.* (Commercial Services & Supplies)	1,381	146,938
Costco Wholesale Corp. (Food & Staples Retailing)	2,573	1,215,151
Crowdstrike Holdings, Inc.* - Class A (Software)	1,248	205,683
CSX Corp. (Road & Rail)	12,440	331,401
Datadog, Inc.* - Class A (Software)	1,689	149,949
DexCom, Inc.* (Health Care Equipment & Supplies)	2,281	183,712
DocuSign, Inc.* (Software)	1,161	62,079
Dollar Tree, Inc.* (Multiline Retail)	1,301	177,066
eBay, Inc. (Internet & Direct Marketing Retail)	3,193	117,534
Electronic Arts, Inc. (Entertainment)	1,615	186,872
Exelon Corp. (Electric Utilities)	5,772	216,219
Fastenal Co. (Trading Companies & Distributors)	3,339	153,728
Fiserv, Inc.* (IT Services)	3,715	347,613
Fortinet, Inc.* (Software)	4,581	225,065
Gilead Sciences, Inc. (Biotechnology)	7,282	449,226
Honeywell International, Inc. (Industrial Conglomerates)	3,914	653,520
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	483	157,361
Illumina, Inc.* (Life Sciences Tools & Services)	914	174,382
Intel Corp. (Semiconductors & Semiconductor Equipment)	23,855	614,743
Intuit, Inc. (Software)	1,638	634,430
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,074	388,751
JD.com, Inc.ADR (Internet & Direct Marketing Retail)	2,932	147,480
Keurig Dr Pepper, Inc. (Beverages)	8,228	294,727
KLA Corp. (Semiconductors & Semiconductor Equipment)	823	249,064
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	796	291,336
Lucid Group, Inc.*(a) (Automobiles)	9,747	136,166
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	710	198,488
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,885	264,164
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,953	212,533
Match Group, Inc.* (Interactive Media & Services)	1,644	78,501
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	292	241,712
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	11,958	1,622,461
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,210	195,906
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,408	321,041
Microsoft Corp. (Software)	26,116	6,082,416
Moderna, Inc.* (Biotechnology)	2,273	268,782

:: ProFund VP UltraNasdaq-100 :: September 30, 2022

Common Stocks, continued

	Shares	Value
Mondelez International, Inc. - Class A (Food Products)	7,963	$436,611
Monster Beverage Corp.* (Beverages)	3,061	266,185
NetEase, Inc.ADR(a) (Entertainment)	944	71,366
Netflix, Inc.* (Entertainment)	2,583	608,142
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	12,271	1,489,577
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,526	225,100
Okta, Inc.* (IT Services)	876	49,818
Old Dominion Freight Line, Inc. (Road & Rail)	649	161,452
O'Reilly Automotive, Inc.* (Specialty Retail)	368	258,833
PACCAR, Inc. (Machinery)	2,020	169,054
Palo Alto Networks, Inc.* (Software)	1,737	284,503
Paychex, Inc. (IT Services)	2,091	234,631
PayPal Holdings, Inc.* (IT Services)	6,719	578,303
PepsiCo, Inc. (Beverages)	8,017	1,308,855
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	2,720	170,218
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	6,524	737,082
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	623	429,166
Ross Stores, Inc. (Specialty Retail)	2,033	171,321
Seagen, Inc.* (Biotechnology)	1,072	146,682
Sirius XM Holdings, Inc.(a) (Media)	22,624	129,183
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	932	79,472
Splunk, Inc.* (Software)	945	71,064
Starbucks Corp. (Hotels, Restaurants & Leisure)	6,666	561,676
Synopsys, Inc.* (Software)	888	271,293
Tesla, Inc.* (Automobiles)	10,884	2,886,981
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,307	821,417
The Kraft Heinz Co. (Food Products)	7,120	237,452
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	7,286	977,563
VeriSign, Inc.* (IT Services)	624	108,389
Verisk Analytics, Inc. (Professional Services)	911	155,353
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,490	431,415
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	5,023	157,722
Workday, Inc.* - Class A (Software)	1,168	177,793
Xcel Energy, Inc. (Electric Utilities)	3,178	203,392
Zoom Video Communications, Inc.* - Class A (Software)	1,458	107,294
Zscaler, Inc.* (Software)	824	135,441
TOTAL COMMON STOCKS
(Cost $15,902,409)		58,454,814

Repurchase Agreements(b)(c) (31.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $27,326,571	$27,320,000	$27,320,000
TOTAL REPURCHASE AGREEMENTS
(Cost $27,320,000)		27,320,000

Collateral for Securities Loaned(d) (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 2.85%(e)	369,203	$369,203
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $369,203)		369,203
TOTAL INVESTMENT SECURITIES
(Cost $43,591,612) - 100.6%		86,144,017
Net other assets (liabilities) - (0.6)%		(496,705)

NET ASSETS - 100.0%		$85,647,312

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $335,052.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2022, the aggregate amount held in a segregated account was $12,162,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at September 30, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2022.
ADR	American Depositary Receipt
NYS	New York Shares

September 30, 2022 :: ProFund VP UltraNasdaq-100 ::

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	27	12/19/22	$5,959,170	$(491,100)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	10/27/22	3.48%	$24,522,974	$(669,827)
Nasdaq-100 Index	Goldman Sachs International	10/27/22	3.68%	42,957,812	(1,003,542)
				$67,480,786	$(1,673,369)

Invesco QQQ Trust, Series 1 ETF	UBS AG	10/27/22	3.48%	$3,530,773	$(96,440)
Nasdaq-100 Index	UBS AG	10/27/22	3.88%	34,948,821	(966,132)
				$38,479,594	$(1,062,572)
				$105,960,380	$(2,735,941)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraNasdaq-100 invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Automobiles	$3,023,147	3.5%
Beverages	1,869,767	2.2%
Biotechnology	2,650,669	3.1%
Commercial Services & Supplies	376,747	0.4%
Communications Equipment	962,320	1.1%
Electric Utilities	835,476	1.0%
Entertainment	1,204,181	1.4%
Food & Staples Retailing	1,372,873	1.6%
Food Products	674,063	0.8%
Health Care Equipment & Supplies	823,852	1.0%
Hotels, Restaurants & Leisure	1,449,010	1.7%
Industrial Conglomerates	653,520	0.7%
Interactive Media & Services	5,908,429	6.9%
Internet & Direct Marketing Retail	4,707,992	5.6%
IT Services	2,037,557	2.4%
Life Sciences Tools & Services	174,382	0.2%
Machinery	169,054	0.2%
Media	1,162,587	1.4%
Multiline Retail	177,066	0.2%
Pharmaceuticals	188,595	0.2%
Professional Services	155,353	0.2%
Road & Rail	492,853	0.6%
Semiconductors & Semiconductor Equipment	7,909,640	9.2%
Software	9,938,819	11.6%
Specialty Retail	430,154	0.5%
Technology Hardware, Storage & Peripherals	7,776,929	9.1%
Textiles, Apparel & Luxury Goods	198,488	0.2%
Trading Companies & Distributors	153,728	0.2%
Wireless Telecommunication Services	977,563	1.1%
Other**	27,192,498	31.7%
Total	$85,647,312	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2022 :: ProFund VP UltraShort Dow 30 ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (88.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.88%-2.90%, dated 9/30/22, due 10/3/22, total to be received $5,001	$5,000	$5,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,000)		5,000
TOTAL INVESTMENT SECURITIES
(Cost $5,000) - 88.3%		5,000
Net other assets (liabilities) - 11.7%		664

NET ASSETS - 100.0%		$5,664

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	10/27/22	(3.43)%	$(8,062)	$99
Dow Jones Industrial Average	UBS AG	10/27/22	(3.28)%	(3,312)	48
				$(11,374)	$147

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2022 :: ProFund VP UltraShort Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (74.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $2,430,585	$2,430,000	$2,430,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,430,000)		2,430,000
TOTAL INVESTMENT SECURITIES
(Cost $2,430,000) - 74.6%		2,430,000
Net other assets (liabilities) - 25.4%		825,363

NET ASSETS - 100.0%		$3,255,363

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2022, the aggregate amount held in a segregated account was $2,416,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	10/27/22	(3.43)%	$(3,628,965)	$51,141
Nasdaq-100 Index	UBS AG	10/27/22	(3.23)%	(2,888,139)	80,384
				$(6,517,104)	$131,525

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2022 :: ProFund VP UltraSmall-Cap ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (79.0%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	111	$720
1Life Healthcare, Inc.* (Health Care Providers & Services)	744	12,760
1st Source Corp. (Banks)	67	3,102
1stdibs.com, Inc.* (Internet & Direct Marketing Retail)	98	616
22nd Century Group, Inc.* (Tobacco)	668	619
23andMe Holding Co.* - Class A (Life Sciences Tools & Services)	1,065	3,046
2seventy bio, Inc.* (Biotechnology)	154	2,241
2U, Inc.* (Diversified Consumer Services)	308	1,925
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	523	4,174
4D Molecular Therapeutics, Inc.* (Biotechnology)	124	997
5E Advanced Materials, Inc.* (Metals & Mining)	136	1,382
8x8, Inc.* (Software)	493	1,701
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	90	1,481
A10 Networks, Inc. (Software)	272	3,609
Aadi Bioscience, Inc.* (Pharmaceuticals)	60	848
AAON, Inc. (Building Products)	181	9,752
AAR Corp.* (Aerospace & Defense)	139	4,979
Aaron's Co., Inc. (The) (Specialty Retail)	125	1,215
AbCellera Biologics, Inc.* (Life Sciences Tools & Services)	854	8,446
Abercrombie & Fitch Co.* (Specialty Retail)	205	3,188
ABM Industries, Inc. (Commercial Services & Supplies)	277	10,590
Absci Corp.* (Life Sciences Tools & Services)	217	679
Academy Sports & Outdoors, Inc. (Leisure Products)	341	14,383
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	496	8,115
Acadia Realty Trust (Equity Real Estate Investment Trusts (REITs))	384	4,846
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	237	1,851
ACCO Brands Corp. (Commercial Services & Supplies)	379	1,857
Accolade, Inc.* (Health Care Technology)	268	3,061
ACI Worldwide, Inc.* (Software)	472	9,865
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	266	4,187
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	198	2,467
ACNB Corp. (Banks)	34	1,021
Acushnet Holdings Corp. (Leisure Products)	139	6,045
ACV Auctions, Inc.* - Class A (Software)	476	3,422
AdaptHealth Corp.* (Health Care Providers & Services)	298	5,596
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	460	3,275
Addus HomeCare Corp.* (Health Care Providers & Services)	64	6,095
Adicet Bio, Inc.* (Pharmaceuticals)	117	1,664
Adient PLC* (Auto Components)	392	10,878
ADMA Biologics, Inc.* (Biotechnology)	767	1,864
Adtalem Global Education, Inc.* (Diversified Consumer Services)	185	6,743
AdTheorent Holding Co., Inc.* (Media)	150	323
ADTRAN Holdings, Inc. (Communications Equipment)	290	5,678
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	155	11,999
AdvanSix, Inc. (Chemicals)	112	3,595
Advantage Solutions, Inc.* (Media)	340	724
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	122	747
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	196	2,965
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	327	13,078
Aerovate Therapeutics, Inc.* (Biotechnology)	38	630
AeroVironment, Inc.* (Aerospace & Defense)	102	8,503
AerSale Corp.* (Aerospace & Defense)	66	1,224
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	400	748
AEye, Inc.* (Electronic Equipment, Instruments & Components)	109	121
AFC Gamma, Inc. (Mortgage Real Estate Investment Trusts (REITs))	65	995
Affimed N.V.* (Biotechnology)	587	1,209
Agenus, Inc.* (Biotechnology)	1,167	2,392
Agiliti, Inc.* (Health Care Providers & Services)	115	1,646
Agilysys, Inc.* (Software)	82	4,539
Agios Pharmaceuticals, Inc.* (Biotechnology)	225	6,363
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	325	21,963
Air Transport Services Group, Inc.* (Air Freight & Logistics)	244	5,878
AirSculpt Technologies, Inc. (Health Care Providers & Services)	51	328
aka Brands Holding Corp.* (Internet & Direct Marketing Retail)	46	67
Akero Therapeutics, Inc.* (Biotechnology)	116	3,950
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	214	636

:: ProFund VP UltraSmall-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	65	$764
Alamo Group, Inc. (Machinery)	42	5,135
Alarm.com Holdings, Inc.* (Software)	198	12,842
Albany International Corp. - Class A (Machinery)	129	10,169
Albireo Pharma, Inc.* (Biotechnology)	71	1,375
Alector, Inc.* (Biotechnology)	257	2,431
Alerus Financial Corp. (Diversified Financial Services)	63	1,392
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts (REITs))	300	4,974
Alexander's, Inc. (Equity Real Estate Investment Trusts (REITs))	9	1,881
Alico, Inc. (Food Products)	26	734
Alight, Inc.* - Class A (Professional Services)	1,401	10,269
Alignment Healthcare, Inc.* (Health Care Providers & Services)	348	4,120
Alkami Technology, Inc.* (Software)	148	2,227
Alkermes PLC* (Biotechnology)	673	15,028
Allbirds, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	398	1,210
Allegiant Travel Co.* (Airlines)	64	4,670
ALLETE, Inc. (Electric Utilities)	236	11,812
Allied Motion Technologies, Inc. (Electrical Equipment)	55	1,574
Allogene Therapeutics, Inc.*(a) (Biotechnology)	329	3,553
Allovir, Inc.* (Biotechnology)	128	1,010
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	451	6,869
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	91	2,799
Alpha Metallurgical Resources, Inc. (Metals & Mining)	68	9,305
Alpha Teknova, Inc.* (Biotechnology)	26	87
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	299	2,613
Alpine Immune Sciences, Inc.* (Biotechnology)	64	461
Alta Equipment Group, Inc. (Trading Companies & Distributors)	86	947
Altair Engineering, Inc.* - Class A (Software)	214	9,463
Alto Ingredients, Inc.* (Oil, Gas & Consumable Fuels)	298	1,085
Altra Industrial Motion Corp. (Machinery)	268	9,010
Altus Power, Inc.*(a) (Independent Power and Renewable Electricity Producers)	173	1,905
ALX Oncology Holdings, Inc.* (Biotechnology)	88	842
Amalgamated Financial Corp. (Banks)	57	1,285
A-Mark Precious Metals, Inc. (Diversified Financial Services)	75	2,129
Ambac Financial Group, Inc.* (Insurance)	183	2,333
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	150	8,427
AMC Networks, Inc.* - Class A (Media)	125	2,538
Amerant Bancorp, Inc. (Banks)	114	2,832
Ameresco, Inc.* - Class A (Construction & Engineering)	131	8,709
American Assets Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	204	5,247
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	466	3,183
American Eagle Outfitters, Inc. (Specialty Retail)	636	6,188
American Equity Investment Life Holding Co. (Insurance)	299	11,150
American National Bankshares, Inc. (Banks)	43	1,374
American Public Education, Inc.* (Diversified Consumer Services)	77	704
American Realty Investors, Inc.* (Real Estate Management & Development)	6	96
American Software, Inc. - Class A (Software)	148	2,267
American States Water Co. (Water Utilities)	152	11,848
American Vanguard Corp. (Chemicals)	120	2,244
American Well Corp.* - Class A (Health Care Technology)	946	3,396
American Woodmark Corp.* (Building Products)	68	2,982
America's Car-Mart, Inc.* (Specialty Retail)	25	1,526
Ameris Bancorp (Banks)	273	12,206
AMERISAFE, Inc. (Insurance)	79	3,692
Amicus Therapeutics, Inc.* (Biotechnology)	1,137	11,870
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	419	7,144
AMMO, Inc.* (Leisure Products)	360	1,055
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	179	18,967
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	425	859
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	158	4,440
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	147	966
Amplitude, Inc.* - Class A (Software)	231	3,574
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	145	4,082
Amyris, Inc.*(a) (Oil, Gas & Consumable Fuels)	812	2,371
AN2 Therapeutics, Inc.* (Pharmaceuticals)	20	348
AnaptysBio, Inc.* (Biotechnology)	84	2,143
Anavex Life Sciences Corp.* (Biotechnology)	285	2,941
Angel Oak Mortgage, Inc. (Mortgage Real Estate Investment Trusts (REITs))	49	587
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	153	3,130
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	52	1,671
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	60	1,428
Anterix, Inc.* (Diversified Telecommunication Services)	76	2,715

September 30, 2022 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Apartment Investment and Management Co. (Equity Real Estate Investment Trusts (REITs))	618	$4,511
Apellis Pharmaceuticals, Inc.* (Biotechnology)	387	26,431
API Group Corp.* (Construction & Engineering)	854	11,333
Apogee Enterprises, Inc. (Building Products)	92	3,516
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	580	4,814
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	161	6,279
Appfolio, Inc.* (Software)	79	8,273
AppHarvest, Inc.* (Food Products)	307	605
Appian Corp.* (Software)	165	6,737
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	888	12,485
Applied Blockchain, Inc.* (Software)	33	56
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	158	16,238
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	681	7,832
Arbutus Biopharma Corp.* (Biotechnology)	445	850
ArcBest Corp. (Road & Rail)	101	7,346
Arcellx, Inc.* (Biotechnology)	122	2,290
Arch Resources, Inc. (Oil, Gas & Consumable Fuels)	63	7,472
Archaea Energy, Inc.* (Oil, Gas & Consumable Fuels)	246	4,430
Archer Aviation, Inc.* - Class A (Aerospace & Defense)	586	1,529
Archrock, Inc. (Energy Equipment & Services)	558	3,582
Arconic Corp.* (Metals & Mining)	424	7,225
Arcosa, Inc. (Construction & Engineering)	200	11,436
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	95	1,408
Arcus Biosciences, Inc.* (Biotechnology)	212	5,546
Arcutis Biotherapeutics, Inc.* (Biotechnology)	169	3,230
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	144	1,315
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts (REITs))	212	2,215
Argan, Inc. (Construction & Engineering)	55	1,769
Argo Group International Holdings, Ltd. (Insurance)	131	2,523
Aris Water Solution, Inc. - Class A (Commercial Services & Supplies)	91	1,161
Arko Corp. (Specialty Retail)	344	3,230
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	358	1,661
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	277	2,875
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts (REITs))	471	2,294
Array Technologies, Inc.* (Electrical Equipment)	622	10,312
Arrow Financial Corp. (Banks)	59	1,692
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	425	14,046
Arteris, Inc.* (Software)	72	480
Artesian Resources Corp. - Class A (Water Utilities)	34	1,636
Artisan Partners Asset Management, Inc. (Capital Markets)	248	6,679
Artivion, Inc.* (Health Care Equipment & Supplies)	161	2,228
Arvinas, Inc.* (Pharmaceuticals)	201	8,942
Asana, Inc.* - Class A (Software)	304	6,758
Asbury Automotive Group, Inc.* (Specialty Retail)	91	13,749
ASGN, Inc.* (Professional Services)	202	18,254
Ashford Hospitality Trust, Inc.* (Equity Real Estate Investment Trusts (REITs))	142	967
Aspen Aerogels, Inc.* (Energy Equipment & Services)	127	1,171
Assetmark Financial Holdings, Inc.* (Capital Markets)	89	1,628
Associated Banc-Corp. (Banks)	616	12,369
Associated Capital Group, Inc. - Class A (Capital Markets)	7	257
Astec Industries, Inc. (Machinery)	94	2,932
Astra Space, Inc.* (Aerospace & Defense)	627	383
Astronics Corp.* (Aerospace & Defense)	104	817
Atara Biotherapeutics, Inc.* (Biotechnology)	382	1,444
Atea Pharmaceuticals, Inc.* (Biotechnology)	315	1,792
Aterian, Inc.* (Household Durables)	272	337
Athira Pharma, Inc.* (Pharmaceuticals)	140	416
ATI Physical Therapy, Inc.* (Health Care Providers & Services)	309	309
ATI, Inc.* (Metals & Mining)	512	13,624
Atkore, Inc.* (Electrical Equipment)	170	13,227
Atlantic Union Bankshares (Banks)	309	9,387
Atlanticus Holdings Corp.* (Consumer Finance)	17	446
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	116	11,086
Atlas Technical Consultants, Inc.* (Professional Services)	77	512
ATN International, Inc. (Diversified Telecommunication Services)	45	1,736
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	85	861
AtriCure, Inc.* (Health Care Equipment & Supplies)	188	7,351
Atrion Corp. (Health Care Equipment & Supplies)	6	3,390
Aura Biosciences, Inc.* (Biotechnology)	76	1,377
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	553	4,159
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	191	4,160
Avaya Holdings Corp.* - Class C (Software)	352	560

:: ProFund VP UltraSmall-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	184	$276
AvePoint, Inc.* (Software)	531	2,129
Aviat Networks, Inc.* (Communications Equipment)	46	1,259
Avid Bioservices, Inc.* (Biotechnology)	252	4,818
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	148	3,442
Avidity Biosciences, Inc.* (Biotechnology)	211	3,446
AvidXchange Holdings, Inc.* (Software)	605	5,094
Avient Corp. (Chemicals)	376	11,393
Avista Corp. (Multi-Utilities)	299	11,078
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	135	8,176
AxoGen, Inc.* (Health Care Equipment & Supplies)	167	1,991
Axonics, Inc.* (Health Care Equipment & Supplies)	202	14,229
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	236	8,078
Axsome Therapeutics, Inc.* (Pharmaceuticals)	123	5,488
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	167	1,119
AZZ, Inc. (Electrical Equipment)	101	3,688
B Riley Financial, Inc. (Capital Markets)	85	3,784
B&G Foods, Inc.(a) (Food Products)	292	4,815
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	251	1,601
Babylon Holdings, Ltd.* - Class A (Health Care Technology)	449	212
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	121	11,179
Bakkt Holdings, Inc.* (Capital Markets)	263	600
Balchem Corp. (Chemicals)	131	15,926
Bally's Corp.* (Hotels, Restaurants & Leisure)	150	2,964
Banc of California, Inc. (Banks)	217	3,465
BancFirst Corp. (Banks)	81	7,247
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	113	1,476
Bandwidth, Inc.* (Diversified Telecommunication Services)	96	1,142
Bank First Corp. (Banks)	26	1,988
Bank of Marin Bancorp (Banks)	65	1,947
BankUnited, Inc. (Banks)	321	10,969
Bankwell Financial Group, Inc. (Banks)	23	670
Banner Corp. (Banks)	141	8,330
Bar Harbor Bankshares (Banks)	61	1,618
BARK, Inc.* (Internet & Direct Marketing Retail)	492	895
Barnes Group, Inc. (Machinery)	202	5,834
Barrett Business Services, Inc. (Professional Services)	29	2,262
Battalion Oil Corp.* (Oil, Gas & Consumable Fuels)	10	119
BayCom Corp. (Banks)	52	914
BCB Bancorp, Inc. (Banks)	59	993
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	212	11,601
Beam Therapeutics, Inc.* (Biotechnology)	262	12,482
Beazer Homes USA, Inc.* (Household Durables)	123	1,189
Bed Bath & Beyond, Inc.*(a) (Specialty Retail)	329	2,004
Belden, Inc. (Electronic Equipment, Instruments & Components)	178	10,684
BellRing Brands, Inc.* (Personal Products)	544	11,212
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	144	3,568
Benefitfocus, Inc.* (Software)	106	673
Benson Hill, Inc.* (Software)	706	1,934
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	230	658
Berkshire Grey, Inc.* (Machinery)	201	342
Berkshire Hills Bancorp, Inc. (Banks)	182	4,969
Berry Corp. (Oil, Gas & Consumable Fuels)	322	2,415
Beyond Meat, Inc.*(a) (Food Products)	253	3,585
BGC Partners, Inc. - Class A (Capital Markets)	1,318	4,139
Big 5 Sporting Goods Corp. (Specialty Retail)	89	956
Big Lots, Inc. (Multiline Retail)	117	1,826
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	265	3,922
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	3	347
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	765	9,639
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	260	39,303
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	139	3,162
Bionano Genomics, Inc.* (Life Sciences Tools & Services)	1,204	2,203
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	130	910
Bioxcel Therapeutics, Inc.* (Biotechnology)	79	934
Bird Global, Inc.* - Class A (Road & Rail)	707	250
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	94	2,242
Black Hills Corp. (Multi-Utilities)	268	18,152
Blackbaud, Inc.* (Software)	192	8,460
Blackline, Inc.* (Software)	228	13,657
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts (REITs))	702	16,385
Blade Air Mobility, Inc.* (Airlines)	231	931
Blend Labs, Inc.* - Class A (Software)	763	1,686
Blink Charging Co.*(a) (Electrical Equipment)	148	2,623
Bloom Energy Corp.* (Electrical Equipment)	725	14,492
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	364	6,672
Blucora, Inc.* (Capital Markets)	196	3,791
Blue Bird Corp.* (Machinery)	72	601

September 30, 2022 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Blue Foundry Bancorp* (Thrifts & Mortgage Finance)	108	$1,204
Blue Ridge Bankshares, Inc. (Banks)	70	890
Bluebird Bio, Inc.* (Biotechnology)	319	2,019
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	49	809
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	37	2,298
Blueprint Medicines Corp.* (Biotechnology)	246	16,209
Bluerock Residential Growth REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	118	3,157
Boise Cascade Co. (Trading Companies & Distributors)	163	9,692
Boot Barn Holdings, Inc.* (Specialty Retail)	122	7,132
Borr Drilling, Ltd.* (Energy Equipment & Services)	805	2,673
Boston Omaha Corp.* - Class A (Media)	90	2,074
Bowlero Corp.* (Hotels, Restaurants & Leisure)	167	2,056
Box, Inc.* - Class A (Software)	577	14,073
Boxed, Inc.* (Internet & Direct Marketing Retail)	237	219
Brady Corp. - Class A (Commercial Services & Supplies)	188	7,845
Braemar Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	282	1,213
Brandywine Realty Trust (Equity Real Estate Investment Trusts (REITs))	700	4,725
BRC, Inc.* - Class A (Food Products)	108	835
Bread Financial Holdings, Inc. (IT Services)	207	6,510
Bridgebio Pharma, Inc.* (Biotechnology)	431	4,284
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	84	1,383
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	216	5,329
Bright Health Group, Inc.* (Insurance)	796	836
Brightcove, Inc.* (IT Services)	170	1,071
Brightsphere Investment Group, Inc. (Capital Markets)	133	1,983
BrightSpire Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	387	2,442
BrightView Holdings, Inc.* (Commercial Services & Supplies)	183	1,453
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	179	4,471
Bristow Group, Inc.* (Energy Equipment & Services)	96	2,255
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	537	2,744
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts (REITs))	688	10,685
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	767	3,275
Brookfield Business Corp. - Class A (Industrial Conglomerates)	107	2,365
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	404	16,443
Brookline Bancorp, Inc. (Banks)	310	3,612
BRP Group, Inc.* - Class A (Insurance)	246	6,482
BRT Apartments Corp. (Equity Real Estate Investment Trusts (REITs))	50	1,016
BTRS Holdings, Inc.* (Software)	414	3,834
Build-A-Bear Workshop, Inc. (Specialty Retail)	58	773
Bumble, Inc.* - Class A (Interactive Media & Services)	356	7,650
Business First Bancshares, Inc. (Banks)	87	1,873
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	548	2,576
Byline Bancorp, Inc. (Banks)	101	2,045
C3.ai, Inc.* - Class A (Software)	284	3,550
C4 Therapeutics, Inc.* (Biotechnology)	173	1,517
Cabot Corp. (Chemicals)	229	14,630
Cactus, Inc. - Class A (Energy Equipment & Services)	243	9,338
Cadence Bank (Banks)	748	19,007
Cadre Holdings, Inc. (Aerospace & Defense)	79	1,901
Caesarstone, Ltd. (Building Products)	93	866
Calavo Growers, Inc. (Food Products)	71	2,254
Caleres, Inc. (Specialty Retail)	145	3,512
California Resources Corp. (Oil, Gas & Consumable Fuels)	313	12,029
California Water Service Group (Water Utilities)	224	11,803
Calix, Inc.* (Communications Equipment)	234	14,307
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	203	7,107
Cal-Maine Foods, Inc. (Food Products)	156	8,672
Cambium Networks Corp.* (Communications Equipment)	47	795
Cambridge Bancorp (Banks)	28	2,233
Camden National Corp. (Banks)	59	2,513
Camping World Holdings, Inc. - Class A (Specialty Retail)	159	4,026
Cannae Holdings, Inc.* (Diversified Financial Services)	294	6,074
Cano Health, Inc.* (Health Care Providers & Services)	668	5,792
Canoo, Inc.* (Automobiles)	583	1,093
Cantaloupe, Inc.* (IT Services)	241	839
Capital Bancorp, Inc. (Banks)	37	855
Capital City Bank Group, Inc. (Banks)	56	1,742
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	536	4,449
Capstar Financial Holdings, Inc. (Banks)	84	1,557
Cara Therapeutics, Inc.* (Biotechnology)	185	1,732
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	164	2,273
Cardlytics, Inc.* (Media)	132	1,241
CareDx, Inc.* (Biotechnology)	210	3,574
CareMax, Inc.* (Health Care Providers & Services)	246	1,744
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	398	7,208
Cargurus, Inc.* (Interactive Media & Services)	421	5,966

:: ProFund VP UltraSmall-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
Caribou Biosciences, Inc.* (Biotechnology)	231	$2,437
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	209	1,081
Carpenter Technology Corp. (Metals & Mining)	197	6,135
Carriage Services, Inc. (Diversified Consumer Services)	55	1,769
Cars.com, Inc.* (Interactive Media & Services)	278	3,197
Carter Bankshares, Inc.* (Banks)	100	1,610
Casa Systems, Inc.* (Communications Equipment)	146	457
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	206	15,735
Cass Information Systems, Inc. (IT Services)	55	1,908
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	157	6,566
Castle Biosciences, Inc.* (Biotechnology)	101	2,634
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	395	5,068
Cathay General Bancorp (Banks)	297	11,423
Cavco Industries, Inc.* (Household Durables)	37	7,613
CBIZ, Inc.* (Professional Services)	200	8,556
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	110	2,817
Celldex Therapeutics, Inc.* (Biotechnology)	189	5,313
Celsius Holdings, Inc.* (Beverages)	229	20,766
Celularity, Inc.* (Biotechnology)	278	642
Cenntro Electric Group, Ltd.*(a) (Automobiles)	759	782
Centerspace (Equity Real Estate Investment Trusts (REITs))	63	4,241
Central Garden & Pet Co.* (Household Products)	41	1,478
Central Garden & Pet Co.* - Class A (Household Products)	165	5,636
Central Pacific Financial Corp. (Banks)	112	2,317
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	44	1,803
Century Aluminum Co.* (Metals & Mining)	214	1,130
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	112	735
Century Communities, Inc. (Household Durables)	118	5,048
Century Therapeutics, Inc.* (Biotechnology)	83	821
Cepton, Inc.* (Electronic Equipment, Instruments & Components)	195	382
Cerberus Cyber Sentinel Corp.* (IT Services)	188	555
Cerence, Inc.* (Software)	162	2,552
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	224	6,330
Cerus Corp.* (Health Care Equipment & Supplies)	712	2,563
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	94	2,466
ChampionX Corp. (Energy Equipment & Services)	843	16,497
ChannelAdvisor Corp.* (Software)	117	2,651
Charge Enterprises, Inc.* (Diversified Telecommunication Services)	537	945
Chart Industries, Inc.* (Machinery)	152	28,020
Chase Corp. (Chemicals)	31	2,591
Chatham Lodging Trust* (Equity Real Estate Investment Trusts (REITs))	198	1,954
Chegg, Inc.* (Diversified Consumer Services)	513	10,810
ChemoCentryx, Inc.* (Biotechnology)	261	13,483
Chesapeake Utilities Corp. (Gas Utilities)	72	8,308
Chicago Atlantic Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	22	317
Chico's FAS, Inc.* (Specialty Retail)	505	2,444
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	959	5,006
Chimerix, Inc.* (Biotechnology)	347	670
Chinook Therapeutics, Inc.* (Biotechnology)	206	4,050
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	171	23,387
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	78	1,808
Cimpress PLC* (Commercial Services & Supplies)	73	1,787
CinCor Pharma, Inc.* (Pharmaceuticals)	83	2,724
Cinemark Holdings, Inc.* (Entertainment)	450	5,450
Cipher Mining, Inc.* (Software)	161	203
CIRCOR International, Inc.* (Machinery)	76	1,253
Citi Trends, Inc.* (Specialty Retail)	33	512
Citizens & Northern Corp. (Banks)	62	1,499
City Holding Co. (Banks)	61	5,410
City Office REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	168	1,675
Civista Bancshares, Inc. (Banks)	62	1,287
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	304	17,447
Claros Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	379	4,449
Clarus Corp. (Leisure Products)	119	1,603
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	699	3,733
Cleanspark, Inc.* (Software)	188	598
Clear Channel Outdoor Holdings, Inc.* (Media)	1,521	2,084
Clear Secure, Inc.* - Class A (Software)	257	5,875
Clearfield, Inc.* (Communications Equipment)	48	5,023
Clearwater Paper Corp.* (Paper & Forest Products)	69	2,594
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	144	4,190
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	338	10,765

September 30, 2022 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Clipper Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	49	$342
Clover Health Investments Corp.* (Health Care Providers & Services)	1,593	2,708
CNB Financial Corp. (Banks)	66	1,556
CNO Financial Group, Inc. (Insurance)	468	8,410
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	772	11,989
Coastal Financial Corp.* (Banks)	43	1,709
Coca-Cola Consolidated, Inc. (Beverages)	19	7,823
Codexis, Inc.* (Life Sciences Tools & Services)	252	1,527
Coeur Mining, Inc.* (Metals & Mining)	1,149	3,930
Cogent Biosciences, Inc.* (Biotechnology)	264	3,939
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	177	9,232
Cohen & Steers, Inc. (Capital Markets)	105	6,576
Coherus Biosciences, Inc.* (Biotechnology)	304	2,921
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	198	5,104
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	140	2,243
Colony Bankcorp, Inc. (Banks)	68	886
Columbia Banking System, Inc. (Banks)	325	9,389
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	140	2,958
Columbus McKinnon Corp. (Machinery)	116	3,035
Comfort Systems USA, Inc. (Construction & Engineering)	146	14,210
Commercial Metals Co. (Metals & Mining)	499	17,705
CommScope Holding Co., Inc.* (Communications Equipment)	846	7,792
Community Bank System, Inc. (Banks)	220	13,218
Community Health Systems, Inc.* (Health Care Providers & Services)	516	1,109
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	98	3,210
Community Trust Bancorp, Inc. (Banks)	65	2,636
CommVault Systems, Inc.* (Software)	184	9,759
Compass Diversified Holdings (Diversified Financial Services)	255	4,605
Compass Minerals International, Inc. (Metals & Mining)	141	5,433
Compass, Inc.* - Class A (Real Estate Management & Development)	1,127	2,615
CompoSecure, Inc.* (Technology Hardware, Storage & Peripherals)	32	160
Computer Programs and Systems, Inc.* (Health Care Technology)	59	1,645
CompX International, Inc. (Commercial Services & Supplies)	7	114
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	378	6,536
Comtech Telecommunications Corp. (Communications Equipment)	107	1,071
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	108	697
Conduent, Inc.* (IT Services)	700	2,338
CONMED Corp. (Health Care Equipment & Supplies)	120	9,620
ConnectOne Bancorp, Inc. (Banks)	153	3,528
Conn's, Inc.* (Specialty Retail)	54	382
Consensus Cloud Solutions, Inc.* (Software)	66	3,122
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	142	9,133
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	306	1,273
Constellium SE* (Metals & Mining)	521	5,283
Construction Partners, Inc.* - Class A (Construction & Engineering)	165	4,328
Consumer Portfolio Services, Inc.* (Consumer Finance)	39	284
ContextLogic, Inc.* - Class A (Internet & Direct Marketing Retail)	2,387	1,752
Convey Health Solutions Holdings, Inc.* (Health Care Technology)	67	704
Corcept Therapeutics, Inc.* (Pharmaceuticals)	352	9,025
Core Scientific, Inc.* (IT Services)	1,107	1,439
CoreCivic, Inc.* (Equity Real Estate Investment Trusts (REITs))	482	4,261
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	465	10,802
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	158	1,793
CorVel Corp.* (Health Care Providers & Services)	37	5,122
Costamare, Inc. (Marine)	218	1,951
Couchbase, Inc.* (Software)	109	1,555
Coursera, Inc.* (Diversified Consumer Services)	471	5,077
Covenant Logistics Group, Inc. - Class A (Road & Rail)	42	1,205
Covetrus, Inc.* (Health Care Providers & Services)	437	9,125
Cowen, Inc. - Class A (Capital Markets)	108	4,173
CRA International, Inc. (Professional Services)	29	2,573
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	94	8,703
Crawford & Co. - Class A (Insurance)	64	367
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	398	4,378
Crescent Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	134	1,805
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	217	4,262
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	250	17,164
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	151	4,284
CrossFirst Bankshares, Inc.* (Banks)	188	2,453
CryoPort, Inc.* (Health Care Equipment & Supplies)	180	4,385
Cryptyde, Inc.* (Containers & Packaging)	82	57
CS Disco, Inc.* (Software)	92	920

:: ProFund VP UltraSmall-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
CSG Systems International, Inc. (IT Services)	131	$6,927
CSW Industrials, Inc. (Building Products)	60	7,188
CTI BioPharma Corp.* (Biotechnology)	413	2,404
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts (REITs))	73	1,368
CTS Corp. (Electronic Equipment, Instruments & Components)	131	5,456
Cue Health, Inc.* (Health Care Equipment & Supplies)	449	1,351
Cullinan Oncology, Inc.* (Biotechnology)	125	1,603
Cumulus Media, Inc.* - Class A (Media)	74	520
Curo Group Holdings Corp. (Consumer Finance)	91	365
Cushman & Wakefield PLC* (Real Estate Management & Development)	656	7,511
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	246	1,434
Customers Bancorp, Inc.* (Banks)	126	3,714
Cutera, Inc.* (Health Care Equipment & Supplies)	68	3,101
CVB Financial Corp. (Banks)	550	13,926
Cvent Holding Corp.* (Software)	187	982
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	122	3,536
CyberOptics Corp.* (Semiconductors & Semiconductor Equipment)	30	1,613
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	471	6,933
Cytokinetics, Inc.* (Biotechnology)	339	16,424
Cyxtera Technologies, Inc.* (IT Services)	152	620
Daily Journal Corp.* (Media)	5	1,282
Dakota Gold Corp.* (Metals & Mining)	212	647
Dana, Inc. (Auto Components)	533	6,092
Danimer Scientific, Inc.*(a) (Chemicals)	374	1,103
Daseke, Inc.* (Road & Rail)	168	909
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	177	5,492
Day One Biopharmaceuticals, Inc.* (Biotechnology)	114	2,283
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	186	3,441
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	291	7,898
Deluxe Corp. (Commercial Services & Supplies)	179	2,980
Denali Therapeutics, Inc.* (Biotechnology)	406	12,460
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	207	17,856
Denny's Corp.* (Hotels, Restaurants & Leisure)	233	2,193
Design Therapeutics, Inc.* (Biotechnology)	140	2,341
Designer Brands, Inc. (Specialty Retail)	231	3,537
Desktop Metal, Inc.*(a) - Class A (Machinery)	1,091	2,826
Destination XL Group, Inc.* (Specialty Retail)	240	1,301
DHI Group, Inc.* (Interactive Media & Services)	176	947
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	565	4,271
Diamond Hill Investment Group, Inc. (Capital Markets)	12	1,980
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	417	2,765
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts (REITs))	865	6,496
DICE Therapeutics, Inc.* (Pharmaceuticals)	117	2,373
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	301	734
Digi International, Inc.* (Communications Equipment)	141	4,874
Digimarc Corp.* (Software)	56	759
Digital Turbine, Inc.* (Software)	387	5,577
DigitalBridge Group, Inc. (Real Estate Management & Development)	669	8,370
DigitalOcean Holdings, Inc.* (IT Services)	288	10,417
Dillard's, Inc.(a) - Class A (Multiline Retail)	17	4,637
Dime Community Bancshares, Inc. (Banks)	135	3,953
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	61	3,877
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	184	11,943
Diversey Holdings, Ltd.* (Chemicals)	322	1,565
Diversified Healthcare Trust (Equity Real Estate Investment Trusts (REITs))	981	971
DMC Global, Inc.* (Energy Equipment & Services)	77	1,230
DocGo, Inc.* (Health Care Providers & Services)	332	3,293
Doma Holdings, Inc.* (Real Estate Management & Development)	565	248
Domo, Inc.* (Software)	125	2,249
Donegal Group, Inc. - Class A (Insurance)	64	863
Donnelley Financial Solutions, Inc.* (Capital Markets)	107	3,956
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	127	1,723
Dorman Products, Inc.* (Auto Components)	109	8,951
Douglas Dynamics, Inc. (Machinery)	93	2,606
Douglas Elliman, Inc. (Real Estate Management & Development)	312	1,279
Dream Finders Homes, Inc.* - Class A (Household Durables)	86	912
Dril-Quip, Inc.* (Energy Equipment & Services)	141	2,752
Duck Creek Technologies, Inc.* (Software)	319	3,780
Ducommun, Inc.* (Aerospace & Defense)	46	1,824
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	54	380
Duolingo, Inc.* (Diversified Consumer Services)	97	9,237
DXP Enterprises, Inc.* (Trading Companies & Distributors)	63	1,492
Dycom Industries, Inc.* (Construction & Engineering)	119	11,368
Dynavax Technologies Corp.* (Biotechnology)	488	5,095
Dyne Therapeutics, Inc.* (Biotechnology)	131	1,664

September 30, 2022 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	181	$2,109
DZS, Inc.* (Communications Equipment)	73	825
E2open Parent Holdings, Inc.* (Software)	822	4,990
Eagle Bancorp, Inc. (Banks)	131	5,871
Eagle Bulk Shipping, Inc. (Marine)	56	2,418
Eagle Pharmaceuticals, Inc.* (Biotechnology)	43	1,136
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	185	2,279
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	376	5,930
Eastern Bankshares, Inc. (Banks)	643	12,629
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	236	1,083
Ebix, Inc. (Software)	109	2,068
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	139	2,289
Ecovyst, Inc.* (Chemicals)	313	2,642
Edgewell Personal Care Co. (Personal Products)	213	7,966
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	123	1,210
Editas Medicine, Inc.* (Biotechnology)	285	3,488
eGain Corp.* (Software)	87	639
eHealth, Inc.* (Insurance)	102	399
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	172	1,295
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	80	714
elf Beauty, Inc.* (Personal Products)	200	7,524
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	234	2,661
Embecta Corp. (Health Care Equipment & Supplies)	240	6,910
EMCOR Group, Inc. (Construction & Engineering)	202	23,326
Emergent BioSolutions, Inc.* (Biotechnology)	208	4,366
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	42	552
Empire State Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	556	3,647
Employers Holdings, Inc. (Insurance)	112	3,863
Enact Holdings, Inc. (Thrifts & Mortgage Finance)	124	2,749
Enanta Pharmaceuticals, Inc.* (Biotechnology)	81	4,201
Encore Capital Group, Inc.* (Consumer Finance)	98	4,457
Encore Wire Corp. (Electrical Equipment)	76	8,781
Energizer Holdings, Inc. (Household Products)	275	6,914
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	644	3,941
Energy Recovery, Inc.* (Machinery)	227	4,935
Energy Vault Holdings, Inc.* (Electrical Equipment)	262	1,383
Enerpac Tool Group Corp. (Machinery)	241	4,297
EnerSys (Electrical Equipment)	168	9,773
Eneti, Inc. (Marine)	97	647
Enfusion, Inc.* - Class A (Software)	107	1,320
EngageSmart, Inc.* (Software)	144	2,979
Ennis, Inc. (Commercial Services & Supplies)	105	2,114
Enochian Biosciences, Inc.* (Biotechnology)	82	148
Enova International, Inc.* (Consumer Finance)	129	3,776
Enovix Corp.* (Electrical Equipment)	449	8,232
EnPro Industries, Inc. (Machinery)	86	7,308
Enstar Group, Ltd.* (Insurance)	46	7,801
Entercom Communications Corp.* (Media)	497	192
Enterprise Bancorp, Inc. (Banks)	38	1,137
Enterprise Financial Services Corp. (Banks)	146	6,430
Entravision Communications Corp. - Class A (Media)	245	973
Envestnet, Inc.* (Software)	227	10,079
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	109	4,528
EQRx, Inc.*(a) (Biotechnology)	829	4,104
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,695	12,679
Equity Bancshares, Inc. - Class A (Banks)	63	1,867
Equity Commonwealth (Equity Real Estate Investment Trusts (REITs))	439	10,694
Erasca, Inc.* (Biotechnology)	268	2,090
Ermenegildo Zegna Holditalia SpA (Consumer Discretionary Products)	195	2,096
ESCO Technologies, Inc. (Machinery)	106	7,785
Esperion Therapeutics, Inc.* (Biotechnology)	275	1,843
Esquire Financial Holdings, Inc. (Banks)	29	1,089
ESS Tech, Inc.* (Electrical Equipment)	333	1,362
Essent Group, Ltd. (Thrifts & Mortgage Finance)	434	15,135
Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	579	11,262
Ethan Allen Interiors, Inc. (Household Durables)	93	1,966
European Wax Center, Inc.(a) - Class A (Diversified Consumer Services)	101	1,863
Eventbrite, Inc.* (Interactive Media & Services)	318	1,933
Everbridge, Inc.* (Software)	163	5,033
EverCommerce, Inc.* (Software)	100	1,093
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	356	5,774
EverQuote, Inc.* - Class A (Interactive Media & Services)	81	552
EVERTEC, Inc. (IT Services)	258	8,088
EVgo, Inc.*(a) (Specialty Retail)	280	2,215
Evo Payments, Inc.* (IT Services)	195	6,494
Evolent Health, Inc.* (Health Care Technology)	338	12,144

:: ProFund VP UltraSmall-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
Evolus, Inc.* (Pharmaceuticals)	146	$1,175
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	347	736
Evoqua Water Technologies Corp.* (Machinery)	485	16,039
Excelerate Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	77	1,802
ExlService Holdings, Inc.* (IT Services)	134	19,745
eXp World Holdings, Inc.(a) (Real Estate Management & Development)	287	3,217
Exponent, Inc. (Professional Services)	210	18,410
Express, Inc.* (Specialty Retail)	265	289
Expro Group Holdings N.V.* (Energy Equipment & Services)	320	4,077
Extreme Networks, Inc.* (Communications Equipment)	521	6,809
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	108	854
EZCORP, Inc.* - Class A (Consumer Finance)	206	1,588
F45 Training Holdings, Inc.* (Hotels, Restaurants & Leisure)	149	460
Fabrinet* (Electronic Equipment, Instruments & Components)	152	14,508
Faraday Future Intelligent Electric, Inc.*(a) (Automobiles)	410	261
Farmers & Merchants Bancorp, Inc. (Banks)	50	1,344
Farmers National Bancorp (Banks)	130	1,702
Farmland Partners, Inc. (Equity Real Estate Investment Trusts (REITs))	200	2,534
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	75	2,058
Fastly, Inc.* - Class A (IT Services)	460	4,214
Fate Therapeutics, Inc.* (Biotechnology)	343	7,687
Fathom Digital Manufacturing C* (Machinery)	40	81
FB Financial Corp. (Banks)	148	5,655
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	38	3,767
Federal Signal Corp. (Machinery)	246	9,181
Federated Hermes, Inc. - Class B (Capital Markets)	352	11,657
FibroGen, Inc.* (Biotechnology)	361	4,697
Figs, Inc.* - Class A (Health Care Equipment & Supplies)	526	4,340
Finance Of America Cos., Inc.* - Class A (Thrifts & Mortgage Finance)	160	237
Financial Institutions, Inc. (Banks)	62	1,492
First Advantage Corp.* (Professional Services)	242	3,105
First Bancorp (Banks)	765	10,465
First Bancorp (Banks)	146	5,341
First Bank/Hamilton NJ (Banks)	64	875
First Busey Corp. (Banks)	213	4,682
First Business Financial Services, Inc. (Banks)	33	1,066
First Commonwealth Financial Corp. (Banks)	385	4,943
First Community Bancshares, Inc. (Banks)	66	2,114
First Financial Bancorp (Banks)	384	8,095
First Financial Bankshares, Inc. (Banks)	536	22,421
First Financial Corp. (Banks)	46	2,079
First Foundation, Inc. (Banks)	211	3,828
First Guaranty Bancshares, Inc. (Banks)	25	547
First Internet Bancorp (Banks)	36	1,219
First Interstate BancSystem, Inc. - Class A (Banks)	377	15,212
First Merchants Corp. (Banks)	236	9,128
First Mid Bancshares, Inc. (Banks)	77	2,462
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	41	594
First Western Financial, Inc.* (Banks)	33	813
FirstCash Holdings, Inc. (Consumer Finance)	159	11,663
Fisker, Inc.*(a) (Automobiles)	671	5,066
Five Star Bancorp (Banks)	52	1,475
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	216	7,214
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	118	3,737
Fluence Energy, Inc.* (Electrical Equipment)	148	2,159
Fluor Corp.* (Construction & Engineering)	587	14,610
Flushing Financial Corp. (Banks)	117	2,266
Flywire Corp.* (IT Services)	231	5,304
Focus Financial Partners, Inc.* (Capital Markets)	239	7,531
Focus Universal, Inc.* (Electronic Equipment, Instruments & Components)	73	685
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	83	712
Foot Locker, Inc. (Specialty Retail)	337	10,491
Forestar Group, Inc.* (Real Estate Management & Development)	75	839
ForgeRock, Inc.* - Class A (Software)	125	1,816
Forma Therapeutics Holdings, Inc.* (Biotechnology)	149	2,973
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	318	7,966
Forrester Research, Inc.* (Professional Services)	47	1,692
Forward Air Corp. (Air Freight & Logistics)	111	10,019
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	195	667
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	335	8,104
Fox Factory Holding Corp.* (Auto Components)	175	13,838
Franchise Group, Inc. (Diversified Consumer Services)	114	2,770
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	347	3,737
Franklin Covey Co.* (Professional Services)	50	2,270
Franklin Electric Co., Inc. (Machinery)	190	15,525

September 30, 2022 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts (REITs))	407	$1,070
Fresh Del Monte Produce, Inc. (Food Products)	126	2,928
Frontdoor, Inc.* (Diversified Consumer Services)	341	6,953
Frontier Group Holdings, Inc.* (Airlines)	154	1,494
Frontline, Ltd.(a) (Oil, Gas & Consumable Fuels)	514	5,618
FRP Holdings, Inc.* (Real Estate Management & Development)	28	1,522
FTC Solar, Inc.* (Electrical Equipment)	174	515
fuboTV, Inc.* (Interactive Media & Services)	735	2,609
FuelCell Energy, Inc.* (Electrical Equipment)	1,607	5,480
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	141	1,141
Fulgent Genetics, Inc.* (Health Care Providers & Services)	89	3,393
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	136	764
Fulton Financial Corp. (Banks)	669	10,570
Funko, Inc.* (Distributors)	131	2,649
FutureFuel Corp. (Chemicals)	107	646
FVCBankcorp, Inc.* (Banks)	49	939
Gambling.com Group, Ltd.* (Media)	36	274
GAMCO Investors, Inc. - Class A (Capital Markets)	19	324
Gannett Co., Inc.* (Media)	594	909
GATX Corp. (Trading Companies & Distributors)	146	12,432
GCM Grosvenor, Inc. - Class A (Capital Markets)	170	1,341
Gelesis Holdings, Inc.* (Biotechnology)	65	70
Genco Shipping & Trading, Ltd. (Marine)	151	1,892
Generation Bio Co.* (Biotechnology)	198	1,051
Genesco, Inc.* (Specialty Retail)	54	2,123
Gentherm, Inc.* (Auto Components)	137	6,813
Genworth Financial, Inc.* (Insurance)	2,072	7,252
German American Bancorp, Inc. (Banks)	114	4,071
Geron Corp.* (Biotechnology)	1,482	3,468
Getty Realty Corp. (Equity Real Estate Investment Trusts (REITs))	174	4,679
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	812	1,851
Gibraltar Industries, Inc.* (Building Products)	131	5,362
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	180	2,691
Glacier Bancorp, Inc. (Banks)	459	22,551
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts (REITs))	162	2,511
Gladstone Land Corp. (Equity Real Estate Investment Trusts (REITs))	133	2,407
Glatfelter Corp. (Paper & Forest Products)	182	566
Glaukos Corp.* (Health Care Equipment & Supplies)	189	10,062
Global Blood Therapeutics, Inc.* (Biotechnology)	266	18,114
Global Industrial Co. (Trading Companies & Distributors)	54	1,449
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	252	2,147
Global Net Lease, Inc. (Equity Real Estate Investment Trusts (REITs))	430	4,580
Global Water Resources, Inc. (Water Utilities)	56	657
Globalstar, Inc.* (Diversified Telecommunication Services)	2,822	4,487
GMS, Inc.* (Trading Companies & Distributors)	178	7,122
Gogo, Inc.* (Wireless Telecommunication Services)	206	2,497
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	416	10,367
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	83	2,896
Golden Ocean Group, Ltd. (Marine)	506	3,780
Goosehead Insurance, Inc.* (Insurance)	79	2,816
GoPro, Inc.* - Class A (Household Durables)	533	2,628
Gossamer Bio, Inc.* (Biotechnology)	260	3,115
GrafTech International, Ltd. (Electrical Equipment)	799	3,444
Graham Holdings Co. - Class B (Diversified Consumer Services)	15	8,070
Granite Construction, Inc. (Construction & Engineering)	183	4,646
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	214	1,378
Gray Television, Inc. (Media)	339	4,853
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	270	2,047
Great Southern Bancorp, Inc. (Banks)	38	2,169
Green Brick Partners, Inc.* (Household Durables)	112	2,395
Green Dot Corp.* - Class A (Consumer Finance)	198	3,758
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	218	6,337
Greene County Bancorp, Inc. (Thrifts & Mortgage Finance)	14	802
Greenidge Generation Holdings, Inc.* (Software)	55	110
GreenLight Biosciences Holdings PBC* (Biotechnology)	299	694
Greenlight Capital Re, Ltd.* - Class A (Insurance)	108	804
Greif, Inc. - Class A (Containers & Packaging)	107	6,374
Greif, Inc. - Class B (Containers & Packaging)	22	1,338
Grid Dynamics Holdings, Inc.* (IT Services)	200	3,746
Griffon Corp. (Building Products)	190	5,609
Group 1 Automotive, Inc. (Specialty Retail)	63	9,001
Groupon, Inc.* (Internet & Direct Marketing Retail)	90	716
GrowGeneration Corp.* (Specialty Retail)	237	830
Guaranty Bancshares, Inc. (Banks)	34	1,176

:: ProFund VP UltraSmall-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
Guess?, Inc. (Specialty Retail)	140	$2,054
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	46	4,061
H&E Equipment Services, Inc. (Trading Companies & Distributors)	132	3,741
H.B. Fuller Co. (Chemicals)	219	13,162
Haemonetics Corp.* (Health Care Equipment & Supplies)	209	15,473
Halozyme Therapeutics, Inc.* (Biotechnology)	560	22,141
Hamilton Lane, Inc. (Capital Markets)	146	8,703
Hancock Whitney Corp. (Banks)	356	16,308
Hanmi Financial Corp. (Banks)	125	2,960
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts (REITs))	352	10,535
HarborOne Bancorp, Inc. (Banks)	184	2,469
Harmonic, Inc.* (Communications Equipment)	380	4,967
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	108	4,783
Harsco Corp.* (Machinery)	324	1,212
Haverty Furniture Cos., Inc. (Specialty Retail)	61	1,519
Hawaiian Holdings, Inc.* (Airlines)	209	2,748
Hawkins, Inc. (Chemicals)	80	3,119
Haynes International, Inc. (Metals & Mining)	50	1,756
HBT Financial, Inc. (Banks)	42	762
HCI Group, Inc. (Insurance)	27	1,058
Health Catalyst, Inc.* (Health Care Technology)	226	2,192
Healthcare Services Group, Inc. (Commercial Services & Supplies)	306	3,700
HealthEquity, Inc.* (Health Care Providers & Services)	342	22,971
HealthStream, Inc.* (Health Care Technology)	100	2,126
Heartland Express, Inc. (Road & Rail)	193	2,762
Heartland Financial USA, Inc. (Banks)	169	7,328
Hecla Mining Co. (Metals & Mining)	2,282	8,991
Heidrick & Struggles International, Inc. (Professional Services)	81	2,105
Helen of Troy, Ltd.* (Household Durables)	98	9,451
Heliogen, Inc.* (Electrical Equipment)	375	698
Helios Technologies, Inc. (Machinery)	134	6,780
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	590	2,277
Helmerich & Payne, Inc. (Energy Equipment & Services)	424	15,675
Herbalife Nutrition, Ltd.* (Personal Products)	404	8,036
Herc Holdings, Inc. (Trading Companies & Distributors)	106	11,011
Heritage Commerce Corp. (Banks)	242	2,744
Heritage Financial Corp. (Banks)	143	3,785
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	65	1,922
Heron Therapeutics, Inc.* (Biotechnology)	424	1,789
Hersha Hospitality Trust (Equity Real Estate Investment Trusts (REITs))	130	1,037
Heska Corp.* (Health Care Equipment & Supplies)	40	2,917
HF Foods Group, Inc.* (Food & Staples Retailing)	144	557
Hibbett, Inc. (Specialty Retail)	53	2,640
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	28	606
Hillenbrand, Inc. (Machinery)	285	10,465
HilleVax, Inc.* (Biotechnology)	53	906
Hillman Solutions Corp.* (Machinery)	555	4,185
Hilltop Holdings, Inc. (Banks)	206	5,119
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	362	11,906
Hims & Hers Health, Inc.* (Health Care Providers & Services)	501	2,796
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	6	1,507
Hippo Holdings, Inc.* (Insurance)	65	1,213
HireRight Holdings Corp.* (Professional Services)	87	1,328
HNI Corp. (Commercial Services & Supplies)	170	4,507
Holley, Inc.* (Auto Components)	212	859
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	30	1,170
Home BancShares, Inc. (Banks)	784	17,648
Home Point Capital, Inc. (Thrifts & Mortgage Finance)	33	51
HomeStreet, Inc. (Thrifts & Mortgage Finance)	74	2,132
HomeTrust Bancshares, Inc. (Banks)	59	1,304
Hope Bancorp, Inc. (Banks)	478	6,042
Horace Mann Educators Corp. (Insurance)	170	5,999
Horizon Bancorp, Inc. (Banks)	166	2,981
Hostess Brands, Inc.* (Food Products)	561	13,038
Houlihan Lokey, Inc. (Capital Markets)	206	15,527
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	21	750
Hub Group, Inc.* - Class A (Air Freight & Logistics)	139	9,588
Hudson Technologies, Inc.* (Commercial Services & Supplies)	178	1,308
Humacyte, Inc.*(a) (Biotechnology)	73	238
Huron Consulting Group, Inc.* (Professional Services)	85	5,631
Hycroft Mining Holding Corp.* (Metals & Mining)	623	377
Hydrofarm Holdings Group, Inc.* (Machinery)	180	349
Hyliion Holdings Corp.* (Machinery)	547	1,570
Hyster-Yale Materials Handling, Inc. (Machinery)	45	968
Hyzon Motors, Inc.* (Machinery)	362	615
I3 Verticals, Inc.* - Class A (IT Services)	91	1,823
IBEX Holdings, Ltd.* (Commercial Services & Supplies)	23	427

September 30, 2022 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
ICF International, Inc. (Professional Services)	76	$8,286
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	116	2,808
Icosavax, Inc.* (Biotechnology)	92	291
Ideaya Biosciences, Inc.* (Biotechnology)	147	2,193
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	91	1,141
IDT Corp.* - Class B (Diversified Telecommunication Services)	61	1,515
IES Holdings, Inc.* (Construction & Engineering)	36	994
IGM Biosciences, Inc.* (Biotechnology)	44	1,001
iHeartMedia, Inc.* - Class A (Media)	497	3,643
Imago Biosciences, Inc.* (Biotechnology)	109	1,640
IMAX Corp.* (Entertainment)	194	2,739
ImmunityBio, Inc.* (Biotechnology)	338	1,680
ImmunoGen, Inc.* (Biotechnology)	886	4,235
Immunovant, Inc.* (Biotechnology)	165	921
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	87	6,963
Inari Medical, Inc.* (Health Care Equipment & Supplies)	199	14,455
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	914	15,291
Independent Bank Corp. (Banks)	189	14,086
Independent Bank Corp. (Banks)	83	1,585
Independent Bank Group, Inc. (Banks)	148	9,086
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	421	3,082
Indus Realty Trust, Inc. (Real Estate Management & Development)	22	1,152
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts (REITs))	268	1,474
Infinera Corp.* (Communications Equipment)	781	3,780
Information Services Group, Inc. (IT Services)	145	690
Infrastructure and Energy Alternatives, Inc.* (Construction & Engineering)	127	1,720
Ingevity Corp.* (Chemicals)	158	9,580
Ingles Markets, Inc. (Food & Staples Retailing)	59	4,673
Inhibrx, Inc.* (Biotechnology)	120	2,154
Innospec, Inc. (Chemicals)	102	8,738
Innovage Holding Corp.* (Health Care Providers & Services)	79	465
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	115	10,178
Innovid Corp.* (Media)	315	854
Innoviva, Inc.* (Pharmaceuticals)	261	3,030
Inogen, Inc.* (Health Care Equipment & Supplies)	95	2,307
Inotiv, Inc.* (Life Sciences Tools & Services)	72	1,213
Inovio Pharmaceuticals, Inc.* (Biotechnology)	1,020	1,760
Inseego Corp.* (Communications Equipment)	355	735
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	130	10,713
Insmed, Inc.* (Biotechnology)	492	10,598
Insperity, Inc. (Professional Services)	150	15,313
Inspirato, Inc.* (Hotels, Restaurants & Leisure)	85	201
Inspire Medical Systems, Inc.* (Health Care Technology)	116	20,574
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	89	786
Installed Building Products, Inc. (Household Durables)	98	7,937
Insteel Industries, Inc. (Building Products)	77	2,043
Instil Bio, Inc.* (Biotechnology)	287	1,389
Instructure Holdings, Inc.* (Software)	71	1,582
Intapp, Inc.* (Software)	59	1,102
Integer Holdings Corp.* (Health Care Equipment & Supplies)	136	8,463
Integral Ad Science Holding Corp.* (Technology Hardware, Storage & Peripherals)	158	1,144
Intellia Therapeutics, Inc.* (Biotechnology)	311	17,403
Inter Parfums, Inc. (Personal Products)	74	5,584
Intercept Pharmaceuticals, Inc.* (Biotechnology)	101	1,409
InterDigital, Inc. (Communications Equipment)	122	4,931
Interface, Inc. (Commercial Services & Supplies)	242	2,176
International Bancshares Corp. (Banks)	221	9,393
International Game Technology PLC (Hotels, Restaurants & Leisure)	405	6,399
International Money Express, Inc.* (IT Services)	132	3,008
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	203	7,131
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	378	17,587
Intrepid Potash, Inc.* (Chemicals)	46	1,820
InvenTrust Properties Corp. (Equity Real Estate Investment Trusts (REITs))	280	5,972
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	137	1,521
Investors Title Co. (Insurance)	5	705
Invitae Corp.* (Biotechnology)	974	2,396
Invivyd, Inc.* (Biotechnology)	212	664
IonQ, Inc.*(a) (Technology Hardware, Storage & Peripherals)	490	2,484
Iovance Biotherapeutics, Inc.* (Biotechnology)	622	5,959
iRadimed Corp. (Health Care Equipment & Supplies)	29	872
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	123	15,409
Iridium Communications, Inc.* (Diversified Telecommunication Services)	525	23,295
iRobot Corp.*(a) (Household Durables)	111	6,253
IronNet, Inc.* (Software)	267	184

:: ProFund VP UltraSmall-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	564	$5,843
iStar, Inc. (Equity Real Estate Investment Trusts (REITs))	282	2,611
iTeos Therapeutics, Inc.* (Biotechnology)	97	1,848
Itron, Inc.* (Electronic Equipment, Instruments & Components)	186	7,832
Ivanhoe Electric, Inc.* (Metals & Mining)	60	495
IVERIC bio, Inc.* (Biotechnology)	489	8,773
J & J Snack Foods Corp. (Food Products)	63	8,157
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	87	6,444
Jackson Financial, Inc. - Class A (Diversified Financial Services)	315	8,742
James River Group Holdings, Ltd. (Insurance)	152	3,467
Janus International Group, Inc.* (Building Products)	337	3,006
Janux Therapeutics, Inc.* (Biotechnology)	71	961
JELD-WEN Holding, Inc.* (Building Products)	344	3,010
JOANN, Inc. (Specialty Retail)	45	298
Joby Aviation, Inc.*(a) (Airlines)	1,036	4,486
John B Sanfilippo & Son, Inc. (Food Products)	37	2,802
John Bean Technologies Corp. (Machinery)	130	11,180
John Marshall Bancorp, Inc. (Banks)	48	1,179
John Wiley & Sons, Inc. - Class A (Media)	177	6,647
Johnson Outdoors, Inc. - Class A (Leisure Products)	22	1,129
Jounce Therapeutics, Inc.* (Biotechnology)	174	407
Kadant, Inc. (Machinery)	48	8,007
Kaiser Aluminum Corp. (Metals & Mining)	65	3,988
Kaleyra, Inc.* (Software)	119	115
KalVista Pharmaceuticals, Inc.* (Biotechnology)	101	1,466
Kaman Corp. - Class A (Trading Companies & Distributors)	116	3,240
KAR Auction Services, Inc.* (Commercial Services & Supplies)	474	5,295
Karat Packaging, Inc.* (Trading Companies & Distributors)	23	368
Karuna Therapeutics, Inc.* (Biotechnology)	123	27,665
Karyopharm Therapeutics, Inc.* (Biotechnology)	314	1,714
KB Home (Household Durables)	325	8,424
Kearny Financial Corp. (Thrifts & Mortgage Finance)	249	2,644
Kelly Services, Inc. - Class A (Professional Services)	139	1,889
Kennametal, Inc. (Machinery)	336	6,915
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	487	7,530
Keros Therapeutics, Inc.* (Biotechnology)	74	2,784
Kezar Life Sciences, Inc.* (Biotechnology)	217	1,868
Kforce, Inc. (Professional Services)	84	4,927
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	99	1,698
Kimball International, Inc. - Class B (Commercial Services & Supplies)	149	937
Kinetik Holdings, Inc. - Class A (Oil, Gas & Consumable Fuels)	73	2,378
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	128	1,644
Kinnate Biopharma, Inc.* (Biotechnology)	121	1,446
Kinsale Capital Group, Inc. (Insurance)	89	22,732
Kite Realty Group Trust (Equity Real Estate Investment Trusts (REITs))	899	15,481
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	236	3,835
KnowBe4, Inc.* - Class A (Software)	300	6,243
Knowles Corp.* (Electronic Equipment, Instruments & Components)	370	4,503
Kodiak Sciences, Inc.* (Biotechnology)	138	1,068
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	229	7,697
Koppers Holdings, Inc. (Chemicals)	84	1,746
KORE Group Holdings, Inc.* (Wireless Telecommunication Services)	145	277
Korn Ferry (Professional Services)	224	10,517
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,863	9,632
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	510	5,182
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	296	3,413
Kronos Bio, Inc.* (Chemicals)	168	563
Kronos Worldwide, Inc. (Chemicals)	91	850
Krystal Biotech, Inc.* (Biotechnology)	88	6,134
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	235	9,055
Kura Oncology, Inc.* (Biotechnology)	262	3,579
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	19	1,398
Kymera Therapeutics, Inc.* (Biotechnology)	156	3,396
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	469	4,202
Lakeland Bancorp, Inc. (Banks)	257	4,115
Lakeland Financial Corp. (Banks)	101	7,354
Lancaster Colony Corp. (Food Products)	80	12,022
Landec Corp.* (Food Products)	108	960
Lands' End, Inc.* (Internet & Direct Marketing Retail)	63	486
Landsea Homes Corp.* (Household Durables)	39	186
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	282	19,834
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	70	4,400
Latch, Inc.* (Software)	448	427
Latham Group, Inc.* (Leisure Products)	178	639
Laureate Education, Inc. - Class A (Diversified Consumer Services)	446	4,705
Lawson Products, Inc.* (Trading Companies & Distributors)	20	563
La-Z-Boy, Inc. (Household Durables)	177	3,995

September 30, 2022 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
LCI Industries (Auto Components)	102	$10,349
Leafly Holdings, Inc.* (Interactive Media & Services)	126	86
Legacy Housing Corp.* (Household Durables)	36	617
Legalzoom.com, Inc.* (Professional Services)	396	3,394
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	80	4,054
Lemonade, Inc.* (Insurance)	192	4,067
LendingClub Corp.* (Consumer Finance)	423	4,674
LendingTree, Inc.* (Thrifts & Mortgage Finance)	43	1,026
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	343	823
LGI Homes, Inc.* (Household Durables)	85	6,916
LHC Group, Inc.* (Health Care Providers & Services)	123	20,130
Liberty Energy, Inc.* (Energy Equipment & Services)	589	7,469
Liberty Latin America, Ltd.* - Class A (Media)	158	978
Liberty Latin America, Ltd.* - Class C (Media)	615	3,782
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	41	1,154
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	155	4,263
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	564	3,000
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	173	1,687
LifeStance Health Group, Inc.* (Health Care Providers & Services)	298	1,973
Lifetime Brands, Inc. (Household Durables)	53	359
Ligand Pharmaceuticals, Inc.* (Biotechnology)	62	5,339
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	390	16,723
Lightning eMotors, Inc.* (Machinery)	161	250
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	461	3,384
Limelight Networks, Inc.* (IT Services)	566	1,573
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	139	940
Lindsay Corp. (Machinery)	45	6,448
Lions Gate Entertainment Corp.* - Class A (Entertainment)	240	1,783
Lions Gate Entertainment Corp.* - Class B (Entertainment)	476	3,308
Liquidia Corp.* (Pharmaceuticals)	197	1,072
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	101	1,642
LivaNova PLC* (Health Care Equipment & Supplies)	221	11,220
Live Oak Bancshares, Inc. (Banks)	135	4,131
Livent Corp.* (Chemicals)	669	20,504
LivePerson, Inc.* (Software)	290	2,732
LiveRamp Holdings, Inc.* (IT Services)	272	4,940
LiveVox Holdings, Inc.* (Software)	93	274
LL Flooring Holdings, Inc.* (Specialty Retail)	119	825
Local Bounti Corp.* (Food Products)	177	503
Lordstown Motors Corp.* - Class A (Automobiles)	690	1,263
Loyalty Ventures, Inc.* (Media)	83	100
LSB Industries, Inc.* (Chemicals)	131	1,867
LTC Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	165	6,179
Lulu's Fashion Lounge Holdings, Inc.* (Internet & Direct Marketing Retail)	69	322
Luminar Technologies, Inc.* (Auto Components)	1,017	7,409
Luther Burbank Corp. (Thrifts & Mortgage Finance)	61	709
Luxfer Holdings PLC (Machinery)	112	1,624
LXP Industrial Trust (Equity Real Estate Investment Trusts (REITs))	1,140	10,442
Lyell Immunopharma, Inc.* (Biotechnology)	714	5,234
M.D.C Holdings, Inc. (Household Durables)	236	6,471
M/I Homes, Inc.* (Household Durables)	111	4,022
Macatawa Bank Corp. (Banks)	108	1,000
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	209	10,824
MacroGenics, Inc.* (Biotechnology)	249	862
Madison Square Garden Entertainment Corp.* (Entertainment)	106	4,674
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	53	3,444
Magnite, Inc.* (Media)	540	3,548
Magnolia Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	688	13,629
Malibu Boats, Inc.* (Leisure Products)	84	4,031
Manning & Napier, Inc. (Capital Markets)	65	798
MannKind Corp.* (Biotechnology)	1,027	3,173
Marathon Digital Holdings, Inc.*(a) (IT Services)	458	4,905
Marcus & Millichap, Inc. (Real Estate Management & Development)	105	3,442
Marine Products Corp. (Leisure Products)	34	288
MarineMax, Inc.* (Specialty Retail)	87	2,592
MarketWise, Inc.* (Capital Markets)	70	160
Markforged Holding Corp.* (Machinery)	454	899
Marqeta, Inc.* - Class A (IT Services)	1,791	12,752
Marten Transport, Ltd. (Road & Rail)	241	4,618
Masonite International Corp.* (Building Products)	92	6,559
MasterCraft Boat Holdings, Inc.* (Leisure Products)	74	1,395
Matador Resources Co. (Oil, Gas & Consumable Fuels)	464	22,699
Materion Corp. (Metals & Mining)	84	6,720
Mativ Holdings, Inc. (Paper & Forest Products)	224	4,946
Matson, Inc. (Marine)	159	9,782
Matterport, Inc.* (Software)	913	3,460

:: ProFund VP UltraSmall-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
Matthews International Corp. - Class A (Commercial Services & Supplies)	123	$2,756
Maxar Technologies, Inc. (Aerospace & Defense)	303	5,672
MaxCyte, Inc.* (Biotechnology)	359	2,334
MAXIMUS, Inc. (IT Services)	250	14,467
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	300	9,786
MBIA, Inc.* (Insurance)	198	1,822
McGrath RentCorp (Commercial Services & Supplies)	100	8,386
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	99	866
Medifast, Inc. (Personal Products)	45	4,876
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	105	16,502
MeiraGTx Holdings PLC* (Biotechnology)	125	1,051
Mercantile Bank Corp. (Banks)	64	1,901
Merchants Bancorp (Thrifts & Mortgage Finance)	65	1,500
Mercury General Corp. (Insurance)	110	3,126
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	177	5,581
MeridianLink, Inc.* (Software)	95	1,547
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	231	13,054
Meritage Homes Corp.* (Household Durables)	150	10,541
Mersana Therapeutics, Inc.* (Biotechnology)	372	2,515
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	21	2,957
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	150	5,573
Metrocity Bankshares, Inc. (Banks)	77	1,512
Metropolitan Bank Holding Corp.* (Banks)	43	2,767
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	423	3,291
MGE Energy, Inc. (Electric Utilities)	150	9,845
MGP Ingredients, Inc. (Beverages)	58	6,157
MicroStrategy, Inc.*(a) (Software)	39	8,278
Microvast Holdings, Inc.* (Machinery)	691	1,251
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	683	2,466
Mid Penn Bancorp, Inc. (Banks)	59	1,695
Middlesex Water Co. (Water Utilities)	72	5,558
Midland States Bancorp, Inc. (Banks)	87	2,051
MidWestOne Financial Group, Inc. (Banks)	58	1,583
Miller Industries, Inc. (Machinery)	46	979
MillerKnoll, Inc. (Commercial Services & Supplies)	314	4,898
MiMedx Group, Inc.* (Biotechnology)	465	1,335
Minerals Technologies, Inc. (Chemicals)	134	6,621
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	565	4,221
Mirum Pharmaceuticals, Inc.* (Biotechnology)	75	1,576
Mission Produce, Inc.* (Food Products)	165	2,386
Mitek System, Inc.* (Software)	174	1,594
Model N, Inc.* (Software)	151	5,169
Modine Manufacturing Co.* (Auto Components)	205	2,653
ModivCare, Inc.* (Health Care Providers & Services)	52	5,183
Moelis & Co. (Capital Markets)	263	8,892
Momentive Global, Inc.* (Software)	538	3,126
Momentus, Inc.* (Aerospace & Defense)	229	314
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	55	3,088
MoneyGram International, Inc.* (IT Services)	387	4,025
Moneylion, Inc.* (IT Services)	514	459
Monro, Inc. (Specialty Retail)	132	5,737
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	266	4,639
Monte Rosa Therapeutics, Inc.* (Biotechnology)	118	964
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	113	3,802
Moog, Inc. - Class A (Aerospace & Defense)	118	8,301
Morphic Holding, Inc.* (Biotechnology)	106	3,000
Motorcar Parts of America, Inc.* (Auto Components)	77	1,172
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	64	1,804
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	290	11,745
MRC Global, Inc.* (Trading Companies & Distributors)	342	2,459
Mueller Industries, Inc. (Machinery)	231	13,731
Mueller Water Products, Inc. - Class A (Machinery)	643	6,604
Mullen Automotive, Inc.* (Software)	1,368	448
Multiplan Corp.* (Health Care Technology)	1,559	4,459
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	608	21,383
Murphy USA, Inc. (Specialty Retail)	89	24,466
MVB Financial Corp. (Banks)	42	1,169
Myers Industries, Inc. (Containers & Packaging)	150	2,471
MYR Group, Inc.* (Construction & Engineering)	68	5,762
Myriad Genetics, Inc.* (Biotechnology)	328	6,258
N-able, Inc.* (Software)	281	2,594
Nabors Industries, Ltd.* (Energy Equipment & Services)	37	3,754
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	17	800
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	192	2,452
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	189	2,168
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	121	3,519
National Bank Holdings Corp. (Banks)	121	4,476

September 30, 2022 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
National Beverage Corp. (Beverages)	97	$3,738
National Energy Services Reunited Corp.* (Energy Equipment & Services)	157	933
National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	177	10,006
National Healthcare Corp. (Health Care Providers & Services)	52	3,294
National Presto Industries, Inc. (Aerospace & Defense)	21	1,366
National Research Corp. (Health Care Providers & Services)	58	2,308
National Vision Holdings, Inc.* (Specialty Retail)	324	10,579
National Western Life Group, Inc. - Class A (Insurance)	9	1,537
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	38	410
Nature's Sunshine Products, Inc.* (Personal Products)	55	453
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	197	418
Navient Corp. (Consumer Finance)	460	6,757
NBT Bancorp, Inc. (Banks)	172	6,527
Nektar Therapeutics* (Pharmaceuticals)	748	2,394
Nelnet, Inc. - Class A (Consumer Finance)	60	4,751
NEOGAMES SA* (Hotels, Restaurants & Leisure)	54	697
Neogen Corp.* (Health Care Equipment & Supplies)	447	6,245
NeoGenomics, Inc.* (Life Sciences Tools & Services)	519	4,469
NerdWallet, Inc.* - Class A (Interactive Media & Services)	106	940
Nerdy, Inc.* (Diversified Consumer Services)	224	473
NETGEAR, Inc.* (Communications Equipment)	117	2,345
NetScout Systems, Inc.* (Communications Equipment)	282	8,832
NETSTREIT Corp. (Equity Real Estate Investment Trusts (REITs))	251	4,470
Nevro Corp.* (Health Care Equipment & Supplies)	144	6,710
New Jersey Resources Corp. (Gas Utilities)	397	15,364
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,568	3,669
Newmark Group, Inc. (Real Estate Management & Development)	584	4,707
Newpark Resources, Inc.* (Energy Equipment & Services)	356	897
Nexpoint Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	33	494
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	93	4,298
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	133	801
NextGen Healthcare, Inc.* (Health Care Technology)	234	4,142
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	725	5,365
NextNav, Inc.* (Software)	276	742
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	164	2,145
NI Holdings, Inc.* (Insurance)	35	468
Nicolet Bankshares, Inc.* (Banks)	51	3,592
Nikola Corp.* (Machinery)	1,245	4,382
Nkarta, Inc.* (Biotechnology)	134	1,763
NL Industries, Inc. (Commercial Services & Supplies)	34	263
nLight, Inc.* (Electronic Equipment, Instruments & Components)	183	1,729
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	343	6,987
Noble Corp. PLC* (Energy Equipment & Services)	305	9,022
Noodles & Co.* (Hotels, Restaurants & Leisure)	169	794
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	818	2,184
Northeast Bank (Banks)	27	990
Northern Oil And Gas, Inc. (Oil, Gas & Consumable Fuels)	276	7,565
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	178	2,547
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	501	6,769
Northwest Natural Holding Co. (Gas Utilities)	143	6,203
Northwest Pipe Co.* (Construction & Engineering)	40	1,124
NorthWestern Corp. (Multi-Utilities)	233	11,482
Novagold Resources, Inc.* (Metals & Mining)	987	4,629
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	147	17,000
NOW, Inc.* (Trading Companies & Distributors)	455	4,573
Nu Skin Enterprises, Inc. - Class A (Personal Products)	206	6,874
Nurix Therapeutics, Inc.* (Biotechnology)	191	2,489
NuScale Power Corp.* (Electrical Equipment)	129	1,507
Nutex Health, Inc.* (Health Care Technology)	160	240
Nuvalent, Inc.* - Class A (Biotechnology)	70	1,361
NuVasive, Inc.* (Health Care Equipment & Supplies)	216	9,463
Nuvation Bio, Inc.* (Pharmaceuticals)	480	1,075
NV5 Global, Inc.* (Construction & Engineering)	56	6,934
Oceaneering International, Inc.* (Energy Equipment & Services)	413	3,287
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	239	4,455
Ocugen, Inc.* (Biotechnology)	883	1,572
Ocular Therapeutix, Inc.* (Pharmaceuticals)	318	1,320

:: ProFund VP UltraSmall-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
Offerpad Solutions, Inc.*(a) (Real Estate Management & Development)	282	$341
Office Properties Income Trust (Equity Real Estate Investment Trusts (REITs))	198	2,782
OFG Bancorp (Banks)	192	4,825
O-I Glass, Inc.* (Containers & Packaging)	642	8,313
Oil States International, Inc.* (Energy Equipment & Services)	260	1,011
Old National Bancorp (Banks)	1,210	19,929
Old Second Bancorp, Inc. (Banks)	175	2,284
Olo, Inc.* - Class A (Software)	371	2,931
Olympic Steel, Inc. (Metals & Mining)	40	912
Omega Flex, Inc. (Machinery)	13	1,204
Omnicell, Inc.* (Health Care Technology)	181	15,752
ON24, Inc.* (Software)	172	1,514
Ondas Holdings, Inc.*(a) (Communications Equipment)	147	544
ONE Gas, Inc. (Gas Utilities)	222	15,627
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	67	1,408
OneSpan, Inc.* (Software)	163	1,403
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	274	2,302
Onewater Marine, Inc.* (Specialty Retail)	47	1,415
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	205	13,130
Ooma, Inc.* (Diversified Telecommunication Services)	94	1,156
Open Lending Corp.* - Class A (Capital Markets)	435	3,497
OPKO Health, Inc.* (Biotechnology)	1,665	3,147
Oportun Financial Corp.* (Consumer Finance)	115	503
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	34	1,053
OppFi, Inc.* (Consumer Finance)	57	131
OptimizeRx Corp.* (Health Care Technology)	73	1,082
Option Care Health, Inc.* (Health Care Providers & Services)	645	20,298
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	296	1,122
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	147	1,205
Organogenesis Holdings, Inc.* (Biotechnology)	293	949
Origin Bancorp, Inc. (Banks)	93	3,578
Origin Materials, Inc.* (Chemicals)	433	2,234
Orion Engineered Carbons SA (Chemicals)	250	3,338
Orion Office REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	235	2,056
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	187	16,120
Orrstown Financial Services, Inc. (Banks)	42	1,005
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	80	1,529
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	62	2,861
Oscar Health, Inc.* - Class A (Insurance)	487	2,430
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	67	4,828
Otter Tail Corp. (Electric Utilities)	170	10,458
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	589	567
Outbrain, Inc.* (Interactive Media & Services)	159	580
Outfront Media, Inc. (Equity Real Estate Investment Trusts (REITs))	604	9,175
Outlook Therapeutics, Inc.* (Biotechnology)	489	597
Outset Medical, Inc.* (Health Care Equipment & Supplies)	198	3,154
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	176	4,286
Owens & Minor, Inc. (Health Care Providers & Services)	304	7,326
Owlet, Inc.* (Health Care Equipment & Supplies)	68	73
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	62	5,566
P3 Health Partners, Inc.* (Health Care Providers & Services)	100	462
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	932	5,410
Pacific Premier Bancorp, Inc. (Banks)	387	11,982
Pacira BioSciences, Inc.* (Pharmaceuticals)	185	9,840
Pactiv Evergreen, Inc. (Containers & Packaging)	178	1,554
PagerDuty, Inc.* (Software)	351	8,098
Palomar Holdings, Inc.* (Insurance)	100	8,372
PAM Transportation Services, Inc.* (Road & Rail)	27	836
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	135	9,451
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	202	3,315
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	109	3,219
Paragon 28, Inc.* (Health Care Equipment & Supplies)	190	3,386
Paramount Group, Inc. (Equity Real Estate Investment Trusts (REITs))	792	4,934
Pardes Biosciences, Inc.* (Biotechnology)	142	263
Park Aerospace Corp. (Aerospace & Defense)	81	894
Park National Corp. (Banks)	59	7,344
Parke Bancorp, Inc. (Banks)	42	880
Parsons Corp.* (Aerospace & Defense)	139	5,449
Party City Holdco, Inc.* (Specialty Retail)	450	711
Pathward Financial, Inc. (Thrifts & Mortgage Finance)	118	3,889
Patrick Industries, Inc. (Auto Components)	91	3,989
Patterson Cos., Inc. (Health Care Providers & Services)	360	8,647
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	885	10,337
Paya Holdings, Inc.* (IT Services)	361	2,206
Payoneer Global, Inc.* (IT Services)	893	5,403

September 30, 2022 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Paysafe, Ltd.* (IT Services)	1,395	$1,925
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	399	14,029
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	46	2,074
PCB Bancorp (Banks)	48	867
PCSB Financial Corp. (Thrifts & Mortgage Finance)	52	932
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	123	3,017
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	486	12,063
Peapack Gladstone Financial Corp. (Banks)	72	2,423
Pear Therapeutics, Inc.* (Health Care Technology)	283	577
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	536	7,777
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	343	5,663
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	116	4,976
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts (REITs))	374	4,406
Peoples Bancorp, Inc. (Banks)	115	3,327
Peoples Financial Services Corp. (Banks)	29	1,358
PepGen, Inc.* (Biotechnology)	39	354
Perdoceo Education Corp.* (Diversified Consumer Services)	277	2,853
Perella Weinberg Partners (Capital Markets)	169	1,070
Perficient, Inc.* (IT Services)	141	9,168
Perimeter Solutions SA* (Chemicals)	503	4,029
Permian Resources Corp.* (Oil, Gas & Consumable Fuels)	849	5,773
Petiq, Inc.* (Health Care Providers & Services)	113	780
PetMed Express, Inc. (Internet & Direct Marketing Retail)	83	1,620
PFSweb, Inc.* (IT Services)	70	652
PGT Innovations, Inc.* (Building Products)	238	4,988
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	95	1,053
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	84	1,116
Phillips Edison & Co., Inc. (Equity Real Estate Investment Trusts (REITs))	483	13,548
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	247	3,611
Phreesia, Inc.* (Health Care Technology)	203	5,172
Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	928	13,957
Piedmont Lithium, Inc.* (Metals & Mining)	72	3,851
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	507	5,354
Ping Identity Holding Corp.* (Software)	319	8,954
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	48	457
Piper Sandler Cos. (Capital Markets)	70	7,332
Pitney Bowes, Inc. (Commercial Services & Supplies)	714	1,664
PJT Partners, Inc. - Class A (Capital Markets)	97	6,482
Planet Labs PBC* (Professional Services)	641	3,481
Playstudios, Inc.* (Entertainment)	327	1,141
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	128	516
Plexus Corp.* (Electronic Equipment, Instruments & Components)	113	9,894
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	155	2,606
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	152	1,809
PNM Resources, Inc. (Electric Utilities)	353	16,142
Point Biopharma Global, Inc.* (Biotechnology)	305	2,358
PolyMet Mining Corp.* (Metals & Mining)	121	348
Porch Group, Inc.* (Internet & Direct Marketing Retail)	333	749
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	96	1,890
Portland General Electric Co. (Electric Utilities)	369	16,037
Poshmark, Inc.* - Class A (Internet & Direct Marketing Retail)	190	2,977
Postal Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	73	1,071
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	328	13,461
Powell Industries, Inc. (Electrical Equipment)	38	801
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	234	15,050
PowerSchool Holdings, Inc.* (Diversified Consumer Services)	188	3,138
PRA Group, Inc.* (Consumer Finance)	159	5,225
Praxis Precision Medicines, Inc.* (Biotechnology)	156	354
Precigen, Inc.* (Biotechnology)	416	882
Preferred Bank (Banks)	55	3,588
Preformed Line Products Co. (Electrical Equipment)	10	712
Premier Financial Corp. (Thrifts & Mortgage Finance)	146	3,752
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	205	10,215
PriceSmart, Inc. (Food & Staples Retailing)	102	5,874
Primis Financial Corp. (Banks)	91	1,104
Primo Water Corp. (Beverages)	650	8,158
Primoris Services Corp. (Construction & Engineering)	219	3,559
Priority Technology Holdings, Inc.* (IT Services)	74	334
Privia Health Group, Inc.* (Health Care Providers & Services)	184	6,267
ProAssurance Corp. (Insurance)	222	4,331
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	106	4,395

:: ProFund VP UltraSmall-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
Professional Holding Corp.* - Class A (Banks)	53	$1,375
ProFrac Holding Corp.* - Class A (Energy Equipment & Services)	57	867
PROG Holdings, Inc.* (Consumer Finance)	206	3,086
Progress Software Corp. (Software)	180	7,659
Progyny, Inc.* (Health Care Providers & Services)	309	11,452
Prometheus Biosciences, Inc.* (Biotechnology)	126	7,435
ProPetro Holding Corp.* (Energy Equipment & Services)	360	2,898
PROS Holdings, Inc.* (Software)	169	4,174
Protagonist Therapeutics, Inc.* (Biotechnology)	190	1,602
Proterra, Inc.* (Machinery)	912	4,542
Prothena Corp. PLC* (Biotechnology)	146	8,852
Proto Labs, Inc.* (Machinery)	114	4,153
Provention Bio, Inc.* (Pharmaceuticals)	243	1,094
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	59	844
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	302	5,889
PTC Therapeutics, Inc.* (Biotechnology)	290	14,558
PubMatic, Inc.* - Class A (Media)	176	2,927
Pulmonx Corp.* (Health Care Equipment & Supplies)	141	2,349
Pure Cycle Corp.* (Water Utilities)	80	668
PureCycle Technologies, Inc.* (Chemicals)	438	3,535
Purple Innovation, Inc.* (Household Durables)	226	915
Pzena Investment Management, Inc. - Class A (Capital Markets)	68	645
Q2 Holdings, Inc.* (Software)	230	7,406
QCR Holdings, Inc. (Banks)	66	3,362
Quad/Graphics, Inc.* (Commercial Services & Supplies)	139	356
Quaker Chemical Corp. (Chemicals)	56	8,085
Qualys, Inc.* (Software)	159	22,164
Quanex Building Products Corp. (Building Products)	137	2,488
Quanterix Corp.* (Life Sciences Tools & Services)	140	1,543
Quantum-Si, Inc.* (Life Sciences Tools & Services)	377	1,037
QuinStreet, Inc.* (Interactive Media & Services)	214	2,247
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	374	864
Qurate Retail, Inc. - Class A (Internet & Direct Marketing Retail)	1,444	2,902
R1 RCM, Inc.* (Health Care Providers & Services)	620	11,489
Rackspace Technology, Inc.* (IT Services)	238	971
Radian Group, Inc. (Thrifts & Mortgage Finance)	669	12,905
Radiant Logistics, Inc.* (Air Freight & Logistics)	156	888
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	317	2,986
RadNet, Inc.* (Health Care Providers & Services)	206	4,192
Rallybio Corp.* (Biotechnology)	66	955
Ramaco Resources, Inc. (Metals & Mining)	92	846
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	452	11,490
Ranger Oil Corp. (Oil, Gas & Consumable Fuels)	82	2,579
Ranpak Holdings Corp.* (Containers & Packaging)	179	612
Rapid7, Inc.* (Software)	240	10,296
RAPT Therapeutics, Inc.* (Biotechnology)	107	2,574
Rayonier Advanced Materials, Inc.* (Chemicals)	255	803
RBB Bancorp (Banks)	60	1,247
RBC Bearings, Inc.* (Machinery)	118	24,521
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	35	2,287
RE/MAX Holdings, Inc. (Real Estate Management & Development)	75	1,418
Ready Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	306	3,103
Realogy Holdings Corp.* (Real Estate Management & Development)	463	3,755
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	114	2,865
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	564	6,001
Red River Bancshares, Inc. (Banks)	18	890
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	209	7,160
Red Violet, Inc.* (Professional Services)	40	693
Redfin Corp.* (Real Estate Management & Development)	438	2,558
Redwire Corp.* (Aerospace & Defense)	80	190
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	481	2,761
REGENXBIO, Inc.* (Biotechnology)	166	4,387
Regional Management Corp. (Consumer Finance)	32	897
Relay Therapeutics, Inc.* (Biotechnology)	316	7,069
Relmada Therapeutics, Inc.* (Pharmaceuticals)	113	4,183
Remitly Global, Inc.* (IT Services)	407	4,526
Renasant Corp. (Banks)	226	7,069
Rent the Runway, Inc.* - Class A (Internet & Direct Marketing Retail)	193	425
Rent-A-Center, Inc. (Specialty Retail)	219	3,835
Repay Holdings Corp.* (IT Services)	361	2,549
Replimune Group, Inc.* (Biotechnology)	168	2,901
Republic Bancorp, Inc. - Class A (Banks)	36	1,379
Republic First Bancorp, Inc.* (Banks)	200	566
Reservoir Media, Inc.* (Entertainment)	84	410
Resideo Technologies, Inc.* (Building Products)	597	11,379
Resolute Forest Products, Inc.* (Paper & Forest Products)	190	3,800

September 30, 2022 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Resources Connection, Inc. (Professional Services)	132	$2,385
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts (REITs))	497	6,839
REV Group, Inc. (Machinery)	139	1,533
Revance Therapeutics, Inc.* (Pharmaceuticals)	296	7,992
REVOLUTION Medicines, Inc.* (Biotechnology)	307	6,054
Revolve Group, Inc.* (Internet & Direct Marketing Retail)	168	3,644
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	65	1,815
Ribbon Communications, Inc.* (Communications Equipment)	298	662
Rigel Pharmaceuticals, Inc.* (Biotechnology)	712	840
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	137	258
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	43	816
Rimini Street, Inc.* (Software)	201	937
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	357	828
Riot Blockchain, Inc.*(a) (Software)	557	3,905
Rite Aid Corp.* (Food & Staples Retailing)	225	1,114
RLI Corp. (Insurance)	161	16,483
RLJ Lodging Trust (Equity Real Estate Investment Trusts (REITs))	662	6,699
Rocket Lab USA, Inc.* (Aerospace & Defense)	890	3,622
Rocket Pharmaceuticals, Inc.* (Biotechnology)	180	2,873
Rockley Photonics Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	420	298
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	28	562
Rogers Corp.* (Electronic Equipment, Instruments & Components)	77	18,624
Root, Inc.* - Class A (Insurance)	32	252
Rover Group, Inc.* (Diversified Consumer Services)	383	1,279
RPC, Inc. (Energy Equipment & Services)	307	2,128
RPT Realty (Equity Real Estate Investment Trusts (REITs))	349	2,638
RumbleON, Inc.* - Class B (Internet & Direct Marketing Retail)	43	728
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	175	7,676
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	27	1,294
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	251	924
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	133	2,242
RxSight, Inc.* (Health Care Equipment & Supplies)	85	1,020
Ryerson Holding Corp. (Metals & Mining)	80	2,059
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts (REITs))	222	16,337
S&T Bancorp, Inc. (Banks)	161	4,719
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	952	12,490
Sabre Corp.* (IT Services)	1,345	6,927
Safe Bulkers, Inc. (Marine)	302	746
Safehold, Inc. (Equity Real Estate Investment Trusts (REITs))	90	2,381
Safety Insurance Group, Inc. (Insurance)	59	4,812
Sage Therapeutics, Inc.* (Biotechnology)	215	8,419
Saia, Inc.* (Road & Rail)	110	20,899
Sally Beauty Holdings, Inc.* (Specialty Retail)	442	5,569
Sana Biotechnology, Inc.* (Biotechnology)	367	2,202
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	131	2,137
Sandy Spring Bancorp, Inc. (Banks)	180	6,347
Sangamo Therapeutics, Inc.* (Biotechnology)	527	2,582
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	235	10,829
Sapiens International Corp. N.V. (Software)	127	2,436
Sarcos Technology and Robotics Corp.* (Machinery)	451	1,001
Saul Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	49	1,838
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	104	2,747
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	107	3,045
Scholastic Corp. (Media)	123	3,783
Schrodinger, Inc.* (Health Care Technology)	223	5,571
Science 37 Holdings, Inc.* (Life Sciences Tools & Services)	257	414
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	201	8,450
Sculptor Capital Management, Inc. (Capital Markets)	106	937
Seacoast Banking Corp. of Florida (Banks)	250	7,558
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	148	841
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	174	7,919
SecureWorks Corp.* - Class A (Software)	42	338
Seer, Inc.* (Life Sciences Tools & Services)	213	1,649
Select Energy Services, Inc.* (Energy Equipment & Services)	295	2,056
Select Medical Holdings Corp. (Health Care Providers & Services)	430	9,503
Selective Insurance Group, Inc. (Insurance)	246	20,024
Selectquote, Inc.* (Insurance)	552	403
Sema4 Holdings Corp.* (Health Care Technology)	652	572
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	261	7,676
Seneca Foods Corp.* - Class A (Food Products)	22	1,110

:: ProFund VP UltraSmall-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	1,889	$2,493
Sensient Technologies Corp. (Chemicals)	173	11,996
Seres Therapeutics, Inc.* (Biotechnology)	291	1,868
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts (REITs))	165	1,488
Service Properties Trust (Equity Real Estate Investment Trusts (REITs))	678	3,519
ServisFirst Bancshares, Inc. (Banks)	207	16,560
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	474	4,318
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	155	6,972
Sharecare, Inc.* (Health Care Technology)	1,214	2,307
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	200	3,404
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	461	9,935
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	147	40,877
Shoe Carnival, Inc. (Specialty Retail)	71	1,522
Shore Bancshares, Inc. (Banks)	73	1,264
ShotSpotter, Inc.* (Software)	37	1,064
Shutterstock, Inc. (Internet & Direct Marketing Retail)	100	5,017
SI-BONE, Inc.* (Health Care Equipment & Supplies)	140	2,444
Sierra Bancorp (Banks)	57	1,126
SIGA Technologies, Inc. (Pharmaceuticals)	194	1,998
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	89	565
Signet Jewelers, Ltd. (Specialty Retail)	189	10,808
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	140	17,281
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	143	6,435
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	48	1,290
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	41	670
Silvergate Capital Corp.* - Class A (Banks)	129	9,720
Simmons First National Corp. - Class A (Banks)	507	11,048
Simpson Manufacturing Co., Inc. (Building Products)	179	14,034
Simulations Plus, Inc. (Health Care Technology)	64	3,107
Sinclair Broadcast Group, Inc. - Class A (Media)	165	2,985
Singular Genomics Systems, Inc.* (Life Sciences Tools & Services)	230	575
SiriusPoint, Ltd.* (Insurance)	380	1,881
SITE Centers Corp. (Equity Real Estate Investment Trusts (REITs))	803	8,600
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	67	5,275
Sitio Royalties Corp. (Oil, Gas & Consumable Fuels)	48	1,061
SJW Corp. (Water Utilities)	111	6,394
Skillsoft Corp.* (Professional Services)	335	613
Skillz, Inc.* (Entertainment)	1,296	1,322
Skyline Champion Corp.* (Household Durables)	220	11,630
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	45	344
SkyWest, Inc.* (Airlines)	206	3,350
Sleep Number Corp.* (Specialty Retail)	88	2,975
SM Energy Co. (Oil, Gas & Consumable Fuels)	500	18,805
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	203	3,222
SmartFinancial, Inc. (Banks)	64	1,581
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	500	1,135
Smith & Wesson Brands, Inc. (Leisure Products)	187	1,939
Snap One Holdings Corp.* (Household Durables)	74	750
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	130	1,217
SolarWinds Corp.* (IT Services)	199	1,542
Solid Power, Inc.* (Auto Components)	541	2,846
Solo Brands, Inc.* - Class A (Leisure Products)	91	346
SomaLogic, Inc.* (Life Sciences Tools & Services)	617	1,789
Sonder Holdings, Inc.* (Hotels, Restaurants & Leisure)	781	1,296
Sonic Automotive, Inc. - Class A (Specialty Retail)	82	3,551
Sonos, Inc.* (Household Durables)	526	7,311
Sorrento Therapeutics, Inc.* (Biotechnology)	1,568	2,462
South Jersey Industries, Inc. (Gas Utilities)	507	16,944
South Plains Financial, Inc. (Banks)	41	1,130
Southern First Bancshares, Inc.* (Banks)	31	1,291
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	32	1,633
Southside Bancshares, Inc. (Banks)	126	4,455
SouthState Corp. (Banks)	309	24,447
Southwest Gas Holdings, Inc. (Gas Utilities)	276	19,251
Sovos Brands, Inc.* (Food Products)	158	2,250
SP Plus Corp.* (Commercial Services & Supplies)	96	3,007
SpartanNash Co. (Food & Staples Retailing)	147	4,266
Spire Global, Inc.* (Technology Hardware, Storage & Peripherals)	516	557
Spire, Inc. (Gas Utilities)	210	13,089
Spirit Airlines, Inc.* (Airlines)	450	8,468
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	179	1,486

September 30, 2022 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
SpringWorks Therapeutics, Inc.* (Biotechnology)	143	$4,080
Sprout Social, Inc.* - Class A (Software)	190	11,529
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	444	12,321
SPS Commerce, Inc.* (Software)	150	18,635
SPX Technologies, Inc.* (Machinery)	181	9,995
Squarespace, Inc.* - Class A (IT Services)	129	2,755
STAAR Surgical Co.* (Health Care Equipment & Supplies)	198	13,969
STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	744	21,152
Stagwell, Inc.* (Media)	322	2,238
Standard Motor Products, Inc. (Auto Components)	83	2,698
Standex International Corp. (Machinery)	49	4,001
Starry Group Holdings, Inc.*(a) - Class A (Diversified Telecommunication Services)	98	146
Steelcase, Inc. - Class A (Commercial Services & Supplies)	359	2,341
Stellar Bancorp, Inc. (Banks)	187	5,470
Stem, Inc.* (Electrical Equipment)	594	7,924
Stepan Co. (Chemicals)	88	8,243
StepStone Group, Inc. - Class A (Capital Markets)	220	5,392
Sterling Bancorp, Inc.* (Thrifts & Mortgage Finance)	71	428
Sterling Check Corp.* (Professional Services)	98	1,729
Sterling Construction Co., Inc.* (Construction & Engineering)	121	2,598
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	322	8,588
Stewart Information Services Corp. (Insurance)	111	4,844
Stitch Fix, Inc.* - Class A (Internet & Direct Marketing Retail)	335	1,323
Stock Yards Bancorp, Inc. (Banks)	118	8,025
Stoke Therapeutics, Inc.* (Biotechnology)	93	1,194
StoneCo, Ltd.* - Class A (IT Services)	1,143	10,893
StoneMor, Inc.* (Diversified Consumer Services)	113	388
Stoneridge, Inc.* (Auto Components)	109	1,848
StoneX Group, Inc.* (Capital Markets)	71	5,889
Strategic Education, Inc. (Diversified Consumer Services)	94	5,773
Stratus Properties, Inc. (Real Estate Management & Development)	24	559
Stride, Inc.* (Diversified Consumer Services)	167	7,019
Sturm Ruger & Co., Inc. (Leisure Products)	71	3,606
Summit Financial Group, Inc. (Banks)	46	1,239
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	432	2,903
Summit Materials, Inc.* - Class A (Construction Materials)	489	11,716
Sumo Logic, Inc.* (Software)	468	3,510
Sun Country Airlines Holdings, Inc.* (Airlines)	137	1,865
SunCoke Energy, Inc. (Metals & Mining)	344	1,999
Sunlight Financial Holdings, Inc.* (Consumer Finance)	100	124
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	410	9,053
SunOpta, Inc.* (Food Products)	403	3,667
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	338	7,788
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	875	8,243
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	187	10,299
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	48	426
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	202	6,838
Surgery Partners, Inc.* (Health Care Providers & Services)	164	3,838
Surmodics, Inc.* (Health Care Equipment & Supplies)	56	1,702
Sutro BioPharma, Inc.* (Biotechnology)	202	1,121
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	361	6,679
SWK Holdings Corp.* (Diversified Financial Services)	15	255
Sylvamo Corp. (Paper & Forest Products)	146	4,950
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	164	16,237
Syndax Pharmaceuticals, Inc.* (Biotechnology)	219	5,263
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	80	623
Talaris Therapeutics, Inc.* (Biotechnology)	95	250
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	273	4,545
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	418	5,718
Tango Therapeutics, Inc.* (Biotechnology)	192	695
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	121	1,527
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	76	1,301
Tattooed Chef, Inc.*(a) (Food Products)	202	1,006
Taylor Morrison Home Corp.* (Household Durables)	453	10,564
TechTarget, Inc.* (Media)	113	6,689
Teekay Corp.* (Oil, Gas & Consumable Fuels)	288	1,034
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	94	2,589
TEGNA, Inc. (Media)	919	19,004
Tejon Ranch Co.* (Real Estate Management & Development)	86	1,238
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	416	5,782
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	2,105	5,031
Telos Corp.* (Software)	222	1,974
Tenable Holdings, Inc.* (Software)	453	15,764

:: ProFund VP UltraSmall-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
Tenaya Therapeutics, Inc.* (Biotechnology)	115	$334
Tennant Co. (Machinery)	76	4,299
Tenneco, Inc.* (Auto Components)	340	5,913
Tenon Medical, Inc.* (Health Care Equipment & Supplies)	13	17
Terawulf, Inc.* (Software)	89	112
Terex Corp. (Machinery)	275	8,179
Terran Orbital Corp.* (Aerospace & Defense)	99	175
Terreno Realty Corp. (Equity Real Estate Investment Trusts (REITs))	307	16,268
TETRA Technologies, Inc.* (Energy Equipment & Services)	513	1,842
Texas Capital Bancshares, Inc.* (Banks)	206	12,160
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	277	24,171
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	186	4,996
TG Therapeutics, Inc.* (Biotechnology)	549	3,250
The Andersons, Inc. (Food & Staples Retailing)	132	4,096
The Arena Group Holdings, Inc.* (Interactive Media & Services)	47	616
The Bancorp, Inc.* (Banks)	227	4,989
The Bank of NT Butterfield & Son, Ltd. (Banks)	205	6,654
The Beachbody Co., Inc.* (Diversified Consumer Services)	432	436
The Beauty Health Co.* (Personal Products)	411	4,846
The Brink's Co. (Commercial Services & Supplies)	191	9,252
The Buckle, Inc. (Specialty Retail)	125	3,958
The Cato Corp. - Class A (Specialty Retail)	74	706
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	203	5,944
The Chefs' Warehouse, Inc.* (Food & Staples Retailing)	141	4,085
The Children's Place, Inc.* (Specialty Retail)	53	1,637
The Container Store Group, Inc.* (Specialty Retail)	136	666
The Duckhorn Portfolio, Inc.* (Beverages)	152	2,193
The E.W. Scripps Co.* - Class A (Media)	241	2,716
The Ensign Group, Inc. (Health Care Providers & Services)	222	17,649
The First Bancorp, Inc. (Banks)	40	1,102
The First Bancshares, Inc. (Banks)	81	2,419
The First of Long Island Corp. (Banks)	91	1,569
The GEO Group, Inc.* (Equity Real Estate Investment Trusts (REITs))	488	3,758
The Goodyear Tire & Rubber Co.* (Auto Components)	1,158	11,684
The Gorman-Rupp Co. (Machinery)	94	2,236
The Greenbrier Cos., Inc. (Machinery)	131	3,179
The Hackett Group, Inc. (IT Services)	111	1,967
The Hain Celestial Group, Inc.* (Food Products)	310	5,233
The Honest Co., Inc.* (Personal Products)	268	938
The Joint Corp.* (Health Care Providers & Services)	58	911
The Lovesac Co.* (Household Durables)	57	1,162
The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	889	7,059
The Manitowoc Co., Inc.* (Machinery)	143	1,108
The Marcus Corp. (Entertainment)	98	1,361
The Necessity Retail REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	551	3,240
The ODP Corp.* (Specialty Retail)	175	6,151
The Oncology Institute, Inc.* (Health Care Providers & Services)	144	667
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	93	618
The Pennant Group, Inc.* (Health Care Providers & Services)	106	1,103
The RealReal, Inc.* (Internet & Direct Marketing Retail)	355	533
The RMR Group, Inc. - Class A (Real Estate Management & Development)	63	1,492
The Shyft Group, Inc. (Machinery)	142	2,901
The Simply Good Foods Co.* (Food Products)	371	11,868
The St Joe Co. (Real Estate Management & Development)	142	4,548
The Vita Coco Co., Inc.* (Beverages)	115	1,310
The York Water Co. (Water Utilities)	59	2,267
Theravance Biopharma, Inc.* (Pharmaceuticals)	266	2,697
Thermon Group Holdings, Inc.* (Electrical Equipment)	137	2,111
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	70	406
Third Coast Bancshares, Inc.* (Banks)	53	907
Thorne HealthTech, Inc.* (Personal Products)	57	270
ThredUp, Inc.* - Class A (Internet & Direct Marketing Retail)	242	445
Thryv Holdings, Inc.* (Media)	105	2,397
Tidewater, Inc.* (Energy Equipment & Services)	176	3,819
Tile Shop Holdings, Inc. (Specialty Retail)	150	528
Tilly's, Inc. - Class A (Specialty Retail)	93	644
TimkenSteel Corp.* (Metals & Mining)	191	2,863
Tiptree, Inc. (Insurance)	102	1,098
Titan International, Inc.* (Machinery)	211	2,562
Titan Machinery, Inc.* (Trading Companies & Distributors)	83	2,346
Tompkins Financial Corp. (Banks)	57	4,139
Tootsie Roll Industries, Inc. (Food Products)	64	2,130
Topgolf Callaway Brands Corp.* (Leisure Products)	577	11,113
Torrid Holdings, Inc.* (Specialty Retail)	60	250
TowneBank (Banks)	278	7,459
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts (REITs))	284	1,988
TPI Composites, Inc.* (Electrical Equipment)	151	1,703

September 30, 2022 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Traeger, Inc.* (Household Durables)	132	$372
Transcat, Inc.* (Trading Companies & Distributors)	29	2,195
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	5	202
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	126	5,259
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	94	473
TravelCenters of America, Inc.* (Specialty Retail)	52	2,804
Travere Therapeutics, Inc.* (Biotechnology)	251	6,185
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	138	3,046
Trean Insurance Group, Inc.* (Insurance)	93	316
Tredegar Corp. (Chemicals)	112	1,057
TreeHouse Foods, Inc.* (Food Products)	210	8,908
Tri Pointe Homes, Inc.* (Household Durables)	416	6,286
Tricida, Inc.* (Pharmaceuticals)	137	1,436
TriCo Bancshares (Banks)	129	5,760
TriMas Corp. (Containers & Packaging)	173	4,337
TriNet Group, Inc.* (Professional Services)	154	10,968
Trinity Industries, Inc. (Machinery)	339	7,238
Trinseo PLC (Chemicals)	144	2,638
Triton International, Ltd. (Trading Companies & Distributors)	254	13,900
Triumph Bancorp, Inc.* (Banks)	96	5,218
Triumph Group, Inc.* (Aerospace & Defense)	264	2,268
Tronox Holdings PLC - Class A (Chemicals)	483	5,917
TrueBlue, Inc.* (Professional Services)	133	2,538
TrueCar, Inc.* (Interactive Media & Services)	371	560
Trupanion, Inc.* (Insurance)	161	9,568
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	77	2,419
Trustmark Corp. (Banks)	253	7,749
TTEC Holdings, Inc. (IT Services)	78	3,456
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	418	5,509
Tucows, Inc.* (IT Services)	41	1,534
Tupperware Brands Corp.* (Household Durables)	182	1,192
Turning Point Brands, Inc. (Tobacco)	62	1,316
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	64	436
TuSimple Holdings, Inc.* - Class A (Road & Rail)	577	4,385
Tutor Perini Corp.* (Construction & Engineering)	173	955
Twist Bioscience Corp.* (Biotechnology)	232	8,176
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	1,425	4,731
Tyra Biosciences, Inc.*(a) (Biotechnology)	54	475
U.S. Cellular Corp.* (Wireless Telecommunication Services)	62	1,614
U.S. Lime & Minerals, Inc. (Construction Materials)	8	818
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	53	4,029
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	305	3,340
Udemy, Inc.* (Diversified Consumer Services)	298	3,603
UFP Industries, Inc. (Building Products)	247	17,823
UFP Technologies, Inc.* (Containers & Packaging)	28	2,404
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	186	4,790
UMB Financial Corp. (Banks)	182	15,341
UMH Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	204	3,295
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	57	542
UniFirst Corp. (Commercial Services & Supplies)	62	10,430
Unisys Corp.* (IT Services)	273	2,061
United Bankshares, Inc. (Banks)	539	19,269
United Community Banks, Inc. (Banks)	439	14,531
United Fire Group, Inc. (Insurance)	88	2,528
United Natural Foods, Inc.* (Food & Staples Retailing)	240	8,249
Uniti Group, Inc. (Equity Real Estate Investment Trusts (REITs))	979	6,804
Unitil Corp. (Multi-Utilities)	66	3,066
Unity Bancorp, Inc. (Banks)	29	728
Universal Corp. (Tobacco)	100	4,604
Universal Electronics, Inc.* (Household Durables)	50	984
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts (REITs))	53	2,290
Universal Insurance Holdings, Inc. (Insurance)	108	1,064
Universal Logistics Holdings, Inc. (Road & Rail)	30	952
Universal Technical Institute, Inc.* (Diversified Consumer Services)	137	745
Univest Financial Corp. (Banks)	120	2,818
Upland Software, Inc.* (Software)	120	976
Upwork, Inc.* (Professional Services)	494	6,728
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,324	4,634
Urban Edge Properties (Equity Real Estate Investment Trusts (REITs))	472	6,296
Urban One, Inc.* (Media)	34	180
Urban One, Inc.* (Media)	43	183
Urban Outfitters, Inc.* (Specialty Retail)	263	5,168
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	864	942
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	123	1,908

:: ProFund VP UltraSmall-Cap :: September 30, 2022

Common Stocks, continued

	Shares	Value
USANA Health Sciences, Inc.* (Personal Products)	46	$2,578
USCB Financial Holdings, Inc.* (Banks)	44	577
UserTesting, Inc.* (Software)	195	764
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	14	1,194
Utz Brands, Inc. (Food Products)	271	4,092
V2X, Inc.* (Aerospace & Defense)	50	1,770
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	241	1,051
Vacasa, Inc.* - Class A (Hotels, Restaurants & Leisure)	461	1,415
Valaris, Ltd.* (Energy Equipment & Services)	251	12,284
Valhi, Inc. (Chemicals)	10	252
Valley National Bancorp (Banks)	1,777	19,192
Value Line, Inc. (Capital Markets)	4	176
Vanda Pharmaceuticals, Inc.* (Biotechnology)	229	2,263
Varex Imaging Corp.* (Health Care Equipment & Supplies)	159	3,361
Varonis Systems, Inc.* (Software)	449	11,907
Vaxart, Inc.* (Biotechnology)	511	1,114
Vaxcyte, Inc.* (Pharmaceuticals)	222	5,328
VBI Vaccines, Inc.* (Biotechnology)	795	561
Vector Group, Ltd. (Tobacco)	593	5,225
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	209	3,829
Velo3D, Inc.* (Technology Hardware, Storage & Peripherals)	233	918
Velocity Financial, Inc.* (Thrifts & Mortgage Finance)	35	379
Velodyne Lidar, Inc.* (Electronic Equipment, Instruments & Components)	796	754
Ventyx Biosciences, Inc.* (Pharmaceuticals)	92	3,212
Vera Therapeutics, Inc.* (Biotechnology)	58	1,236
Veracyte, Inc.* (Biotechnology)	296	4,914
Vericel Corp.* (Biotechnology)	195	4,524
Verint Systems, Inc.* (Software)	262	8,798
Veris Residential, Inc.* (Equity Real Estate Investment Trusts (REITs))	355	4,036
Veritex Holdings, Inc. (Banks)	217	5,770
Veritiv Corp.* (Trading Companies & Distributors)	56	5,475
Veritone, Inc.* (Software)	129	726
Verra Mobility Corp.* - Class C (IT Services)	591	9,084
Vertex Energy, Inc.*(a) (Oil, Gas & Consumable Fuels)	223	1,389
Veru, Inc.* (Personal Products)	268	3,087
Verve Therapeutics, Inc.* (Biotechnology)	188	6,458
Via Renewables, Inc. (Multi-Utilities)	51	352
Viad Corp.* (Commercial Services & Supplies)	84	2,653
Viant Technology, Inc.* - Class A (Software)	59	248
Viavi Solutions, Inc.* (Communications Equipment)	939	12,254
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	225	754
Vicor Corp.* (Electrical Equipment)	91	5,382
Victory Capital Holdings, Inc. - Class A (Capital Markets)	68	1,585
View, Inc.*(a) (Building Products)	461	618
ViewRay, Inc.* (Health Care Equipment & Supplies)	611	2,224
Village Super Market, Inc. - Class A (Food & Staples Retailing)	35	677
Vimeo, Inc.* (Interactive Media & Services)	591	2,364
Vinco Ventures, Inc.* (Leisure Products)	939	874
Vintage Wine Estates, Inc.* (Beverages)	132	366
Vir Biotechnology, Inc.* (Biotechnology)	299	5,765
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	942	4,437
Viridian Therapeutics, Inc.* (Biotechnology)	109	2,236
Virtus Investment Partners, Inc. (Capital Markets)	29	4,626
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	546	9,713
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	51	1,509
Vista Outdoor, Inc.* (Leisure Products)	231	5,618
VistaGen Therapeutics, Inc.* (Biotechnology)	803	122
Visteon Corp.* (Auto Components)	115	12,196
Vital Farms, Inc.* (Food Products)	123	1,472
Vivid Seats, Inc. - Class A (Internet & Direct Marketing Retail)	106	812
Vivint Smart Home, Inc.* (Diversified Consumer Services)	392	2,579
Vizio Holding Corp.* - Class A (Semiconductors & Semiconductor Equipment)	280	2,447
Volta, Inc.*(a) (Specialty Retail)	504	610
VSE Corp. (Commercial Services & Supplies)	44	1,558
Vuzix Corp.* (Household Durables)	245	1,419
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	390	2,285
Wabash National Corp. (Machinery)	201	3,128
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	127	10,634
Warby Parker, Inc.*(a) - Class A (Specialty Retail)	344	4,589
Warrior Met Coal, Inc. (Metals & Mining)	212	6,029
Washington Federal, Inc. (Thrifts & Mortgage Finance)	267	8,005
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	361	6,339
Washington Trust Bancorp, Inc. (Banks)	71	3,300
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	80	1,293
Watts Water Technologies, Inc. - Class A (Machinery)	113	14,207
WD-40 Co. (Household Products)	56	9,841

September 30, 2022 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Weatherford International PLC* (Energy Equipment & Services)	292	$9,429
Weave Communications, Inc.* (Software)	129	651
Weber, Inc. - Class A (Household Durables)	111	729
Weis Markets, Inc. (Food & Staples Retailing)	68	4,844
Wejo Group, Ltd.* (Interactive Media & Services)	95	104
Werner Enterprises, Inc. (Road & Rail)	261	9,813
WesBanco, Inc. (Banks)	241	8,042
WESCO International, Inc.* (Trading Companies & Distributors)	1	119
West Bancorp, Inc. (Banks)	67	1,394
Westamerica Bancorp (Banks)	107	5,595
Weyco Group, Inc. (Distributors)	24	488
Wheels Up Experience, Inc.* (Airlines)	657	756
Whitestone REIT (Equity Real Estate Investment Trusts (REITs))	193	1,633
Whole Earth Brands, Inc.* (Food Products)	168	645
WideOpenWest, Inc.* (Media)	221	2,712
Willdan Group, Inc.* (Professional Services)	48	711
Wingstop, Inc. (Hotels, Restaurants & Leisure)	124	15,552
Winmark Corp. (Specialty Retail)	12	2,596
Winnebago Industries, Inc. (Automobiles)	128	6,810
WisdomTree Investments, Inc. (Capital Markets)	562	2,630
WM Technology, Inc.* (Software)	306	493
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	319	4,909
Workhorse Group, Inc.* (Automobiles)	630	1,808
Workiva, Inc.* (Software)	197	15,327
World Acceptance Corp.* (Consumer Finance)	16	1,549
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	253	5,930
Worthington Industries, Inc. (Metals & Mining)	130	4,958
WSFS Financial Corp. (Thrifts & Mortgage Finance)	261	12,126
WW International, Inc.* (Diversified Consumer Services)	224	880
Xencor, Inc.* (Biotechnology)	237	6,157
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	472	6,509
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	546	852
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	472	6,175
Xometry, Inc.* - Class A (Internet & Direct Marketing Retail)	139	7,894
Xos, Inc.*(a) (Machinery)	230	276
XPEL, Inc.* (Auto Components)	89	5,735
Xperi Holding Corp. (Software)	430	6,080
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	72	1,315
Yelp, Inc.* (Interactive Media & Services)	284	9,631
Yext, Inc.* (Software)	470	2,096
Y-mAbs Therapeutics, Inc.* (Biotechnology)	151	2,177
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	194	4,202
Zeta Global Holdings Corp.* - Class A (Software)	451	2,981
Ziff Davis, Inc.* (Interactive Media & Services)	188	12,875
Zimvie, Inc.* (Health Care Equipment & Supplies)	86	849
ZipRecruiter, Inc.* (Interactive Media & Services)	330	5,445
Zumiez, Inc.* (Specialty Retail)	65	1,399
Zuora, Inc.* - Class A (Software)	502	3,705
Zurn Elkay Water Solutions Corp. (Building Products)	512	12,544
Zynex, Inc. (Health Care Equipment & Supplies)	91	825
TOTAL COMMON STOCKS
(Cost $8,202,240)		8,996,735

Contingent Right(NM)
Zogenix, Inc., CVR*+(b) (Health Care)	284	193
TOTAL CONTINGENT RIGHT
(Cost $–)		193

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	510	$—
TOTAL TRUST
(Cost $—)		—

Repurchase Agreements(c)(d) (21.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $2,498,601	$2,498,000	$2,498,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,498,000)		2,498,000

Collateral for Securities Loaned(e) (0.8%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 2.85%(f)	95,545	$95,545
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $95,545)		95,545
TOTAL INVESTMENT SECURITIES
(Cost $10,795,785) - 101.7%		11,590,473
Net other assets (liabilities) - (1.7)%		(194,116)

NET ASSETS - 100.0%		$11,396,357

:: ProFund VP UltraSmall-Cap :: September 30, 2022

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of September 30, 2022, these securities represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of September 30, 2022. The total value of securities on loan as of September 30, 2022 was $91,127.
(b)	On March 9, 2022, UCB SA acquired Zogenix Inc. As part of the acquisition, shareholders of Zogenix Inc. are entitled to a CVR per share of Zogenix Inc. held. The CVR has a potential cash payment of $2.00 upon EU approval by December 31, 2023, of FINTEPLA® as an orphan medicine for treatment of Lennox-Gastaut syndrome (LGS).
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2022, the aggregate amount held in a segregated account was $1,990,000.
(d)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	Securities were purchased with cash collateral held from securities on loan at September 30, 2022.
(f)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2022.

CVR	Contingent Value Rights

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index Futures Contracts	21	12/19/22	$1,753,290	$(175,219)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	10/27/22	3.13%	$624,817	$2,574
Russell 2000 Index	Goldman Sachs International	10/27/22	3.48%	1,619,773	(14,849)
				$2,244,590	$(12,275)

iShares Russell 2000 ETF	UBS AG	10/27/22	2.88%	$3,208,883	$2,926
Russell 2000 Index	UBS AG	10/27/22	3.08%	6,615,597	11,240
				$9,824,480	$14,166
				$12,069,070	$1,891

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2022 :: ProFund VP UltraSmall-Cap ::

ProFund VP UltraSmall-Cap invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Aerospace & Defense	$73,878	0.6%
Air Freight & Logistics	37,459	0.3%
Airlines	28,768	0.3%
Auto Components	119,106	1.0%
Automobiles	17,083	0.1%
Banks	877,628	7.8%
Beverages	50,511	0.4%
Biotechnology	758,603	6.6%
Building Products	113,767	1.0%
Capital Markets	136,463	1.2%
Chemicals	177,032	1.7%
Commercial Services & Supplies	120,274	1.1%
Communications Equipment	87,940	0.8%
Construction & Engineering	132,125	1.2%
Construction Materials	12,534	0.1%
Consumer Discretionary Products	2,096	NM
Consumer Finance	54,034	0.5%
Containers & Packaging	27,460	0.2%
Distributors	3,137	NM
Diversified Consumer Services	92,094	0.8%
Diversified Financial Services	24,673	0.2%
Diversified Telecommunication Services	52,917	0.5%
Electric Utilities	64,294	0.6%
Electrical Equipment	119,419	1.0%
Electronic Equipment, Instruments & Components	193,612	1.7%
Energy Equipment & Services	146,247	1.3%
Entertainment	27,605	0.2%
Equity Real Estate Investment Trusts (REITs)	521,303	4.6%
Food & Staples Retailing	51,166	0.4%
Food Products	106,677	1.0%
Gas Utilities	111,229	0.9%
Health Care	193	NM
Health Care Equipment & Supplies	340,322	2.9%
Health Care Providers & Services	269,617	2.4%
Health Care Technology	95,904	0.8%
Hotels, Restaurants & Leisure	207,260	1.8%
Household Durables	131,324	1.2%
Household Products	23,869	0.2%
Independent Power and Renewable Electricity Producers	46,672	0.4%
Industrial Conglomerates	2,365	NM
Insurance	184,191	1.6%
Interactive Media & Services	59,168	0.5%
Internet & Direct Marketing Retail	43,115	0.4%
IT Services	200,732	1.8%
Leisure Products	54,064	0.5%
Life Sciences Tools & Services	65,002	0.6%
Machinery	325,591	2.9%
Marine	21,216	0.2%
Media	83,353	0.8%
Metals & Mining	125,665	1.1%
Mortgage Real Estate Investment Trusts (REITs)	105,706	0.9%
Multiline Retail	6,463	0.1%
Multi-Utilities	44,130	0.4%
Oil, Gas & Consumable Fuels	409,643	3.6%
Paper & Forest Products	16,856	0.1%
Personal Products	64,244	0.6%
Pharmaceuticals	161,574	1.4%
Professional Services	151,139	1.3%
Real Estate Management & Development	58,639	0.5%
Road & Rail	53,975	0.5%
Semiconductors & Semiconductor Equipment	235,196	2.1%
Software	431,344	3.7%
Specialty Retail	194,912	1.7%
Technology Hardware, Storage & Peripherals	33,399	0.3%
Textiles, Apparel & Luxury Goods	52,342	0.5%
Thrifts & Mortgage Finance	161,779	1.4%
Tobacco	11,764	0.1%
Trading Companies & Distributors	128,661	1.1%
Water Utilities	40,831	0.4%
Wireless Telecommunication Services	13,574	0.1%
Other**	2,399,429	21.0%
Total	$11,396,357	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

September 30, 2022 :: ProFund VP U.S. Government Plus ::

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligation (44.7%)

	Principal Amount	Value
U.S. Treasury Bonds, 3.00%, 8/15/52	$4,540,000	$3,920,716
TOTAL U.S. TREASURY OBLIGATION
(Cost $4,481,980)		3,920,716

Repurchase Agreements(a)(b) (59.5%)

Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $5,218,255	5,217,000	5,217,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,217,000)		5,217,000
TOTAL INVESTMENT SECURITIES
(Cost $9,698,980) - 104.2%		9,137,716
Net other assets (liabilities) - (4.2)%		(368,301)

NET ASSETS - 100.0%		$8,769,415

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2022, the aggregate amount held in a segregated account was $100,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 3.00% due on 8/15/52	Citibank North America	10/17/22	3.10%	$2,970,763	$(151,176)
30-Year U.S. Treasury Bond, 3.00% due on 8/15/52	Societe' Generale	10/17/22	3.17%	4,032,982	(233,079)
				$7,003,745	$(384,255)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2022 :: ProFund VP Utilities ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.5%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	2,062	$103,203
Alliant Energy Corp. (Electric Utilities)	9,065	480,354
Ameren Corp. (Multi-Utilities)	9,333	751,773
American Electric Power Co., Inc. (Electric Utilities)	18,559	1,604,426
American Water Works Co., Inc. (Water Utilities)	6,568	854,891
Atmos Energy Corp. (Gas Utilities)	5,054	514,750
Avangrid, Inc. (Electric Utilities)	2,513	104,792
Avista Corp. (Multi-Utilities)	2,636	97,664
Black Hills Corp. (Multi-Utilities)	2,352	159,301
CenterPoint Energy, Inc. (Multi-Utilities)	22,741	640,841
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	1,249	36,346
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	2,969	94,563
CMS Energy Corp. (Multi-Utilities)	10,483	610,530
Consolidated Edison, Inc. (Multi-Utilities)	12,808	1,098,414
Constellation Energy Corp. (Electric Utilities)	11,808	982,308
Dominion Energy, Inc. (Multi-Utilities)	30,073	2,078,345
DTE Energy Co. (Multi-Utilities)	6,998	805,120
Duke Energy Corp. (Electric Utilities)	27,815	2,587,351
Edison International (Electric Utilities)	13,780	779,672
Entergy Corp. (Electric Utilities)	7,349	739,530
Essential Utilities, Inc. (Water Utilities)	8,616	356,530
Evergy, Inc. (Electric Utilities)	8,291	492,485
Eversource Energy (Electric Utilities)	12,516	975,747
Exelon Corp. (Electric Utilities)	35,823	1,341,930
FirstEnergy Corp. (Electric Utilities)	19,610	725,570
Hawaiian Electric Industries, Inc. (Electric Utilities)	3,953	137,011
IDACORP, Inc. (Electric Utilities)	1,827	180,891
National Fuel Gas Co. (Gas Utilities)	3,305	203,423
New Jersey Resources Corp. (Gas Utilities)	3,477	134,560
NextEra Energy, Inc. (Electric Utilities)	70,977	5,565,308
NiSource, Inc. (Multi-Utilities)	14,664	369,386
NorthWestern Corp. (Multi-Utilities)	2,029	99,989
NRG Energy, Inc. (Electric Utilities)	8,494	325,065
ONE Gas, Inc. (Gas Utilities)	1,955	137,612
PG&E Corp.* (Electric Utilities)	58,158	726,975
Pinnacle West Capital Corp. (Electric Utilities)	4,083	263,394
PNM Resources, Inc. (Electric Utilities)	3,101	141,809
Portland General Electric Co. (Electric Utilities)	3,224	140,115
PPL Corp. (Electric Utilities)	26,594	674,158
Public Service Enterprise Group, Inc. (Multi-Utilities)	18,021	1,013,321
Sempra Energy (Multi-Utilities)	11,355	1,702,569
Southwest Gas Holdings, Inc. (Gas Utilities)	2,227	155,333
Spire, Inc. (Gas Utilities)	1,896	118,178
The AES Corp. (Independent Power and Renewable Electricity Producers)	24,128	545,292
The Southern Co. (Electric Utilities)	38,396	2,610,928
UGI Corp. (Gas Utilities)	7,564	244,544
Vistra Corp. (Independent Power and Renewable Electricity Producers)	14,138	296,898
WEC Energy Group, Inc. (Multi-Utilities)	11,396	1,019,144
Xcel Energy, Inc. (Electric Utilities)	19,759	1,264,576
TOTAL COMMON STOCKS
(Cost $21,634,113)		37,086,915

Repurchase Agreements(a) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.85%-2.90%, dated 9/30/22, due 10/3/22, total to be received $175,042	$175,000	$175,000
TOTAL REPURCHASE AGREEMENTS
(Cost $175,000)		175,000
TOTAL INVESTMENT SECURITIES
(Cost $21,809,113) - 100.0%		37,261,915
Net other assets (liabilities) - 0.0%		(15,002)

NET ASSETS - 100.0%		$37,246,913

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Utilities :: September 30, 2022

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	10/24/22	3.68%	$347,935	$(19,322)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Utilities invested in the following industries as of September 30, 2022:

	Value	% of Net Assets
Electric Utilities	$22,947,598	61.6%
Gas Utilities	1,508,400	4.0%
Independent Power and Renewable Electricity Producers	973,099	2.6%
Multi-Utilities	10,446,397	28.0%
Water Utilities	1,211,421	3.3%
Other**	159,998	0.5%
Total	$37,246,913	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2022 (unaudited) : : APPENDIX : :

Repurchase Agreements

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below:

As of September 30, 2022, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

	Canadian Imperial Bank of Canada	Credit Agricole CIB,	HSBC Securities (USA), Inc.,	RBC Capital Markets, LLC,	Societe' Generale,	UMB Bank N.A.,
	2.85%	2.88%	2.86%	2.87%	2.90%	2.90%
Fund	dated 9/30/22,	dated 9/30/22,	dated 9/30/22,	dated 9/30/22,	dated 9/30/22,	dated 9/30/22,
Name	due 10/3/22(1)	due 10/3/22(2)	due 10/3/22(3)	due 10/3/22(4)	due 10/3/22(5)	due 10/3/22(6)
ProFund Access VP High Yield	$191,000	$839,000	$239,000	$671,000	$959,000	$1,235,000
ProFund VP Asia 30	2,000	10,000	3,000	8,000	12,000	18,000
ProFund VP Basic Materials	2,000	9,000	2,000	7,000	11,000	18,000
ProFund VP Bear	263,000	1,157,000	330,000	927,000	1,323,000	1,707,000
ProFund VP Biotechnology	12,000	52,000	15,000	42,000	60,000	78,000
ProFund VP Bull	819,000	3,590,000	1,024,000	2,871,000	4,103,000	5,272,000
ProFund VP Consumer Goods	4,000	19,000	5,000	15,000	22,000	30,000
ProFund VP Dow 30	9,000	48,000	12,000	38,000	54,000	81,000
ProFund VP Emerging Markets	34,000	151,000	43,000	120,000	173,000	232,000
ProFund VP Falling U.S. Dollar	14,000	68,000	18,000	54,000	78,000	111,000
ProFund VP Financials	8,000	35,000	10,000	28,000	40,000	54,000
ProFund VP Health Care	10,000	44,000	12,000	35,000	50,000	67,000
ProFund VP Industrials	14,000	62,000	17,000	49,000	71,000	94,000
ProFund VP International	371,000	1,632,000	465,000	1,306,000	1,865,000	2,404,000
ProFund VP Internet	6,000	29,000	8,000	23,000	33,000	46,000
ProFund VP Japan	252,000	1,104,000	315,000	883,000	1,262,000	1,621,000
ProFund VP Large-Cap Value	3,000	15,000	4,000	12,000	17,000	24,000
ProFund VP Mid-Cap	480,000	2,103,000	600,000	1,682,000	2,404,000	3,088,000
ProFund VP Mid-Cap Growth	—	—	—	—	—	4,000
ProFund VP Mid-Cap Value	2,000	11,000	3,000	9,000	13,000	19,000
ProFund VP Nasdaq-100	1,222,000	5,350,000	1,528,000	4,280,000	6,115,000	7,851,000
ProFund VP Oil & Gas	60,000	266,000	76,000	212,000	304,000	392,000
ProFund VP Pharmaceuticals	2,000	9,000	2,000	7,000	11,000	18,000
ProFund VP Precious Metals	914,000	4,002,000	1,143,000	3,201,000	4,574,000	5,870,000
ProFund VP Real Estate	4,000	17,000	5,000	14,000	20,000	27,000
ProFund VP Rising Rates Opportunity	764,000	3,349,000	956,000	2,679,000	3,828,000	4,920,000
ProFund VP Semiconductor	15,000	69,000	19,000	55,000	79,000	105,000
ProFund VP Short Dow 30	—	—	—	—	—	8,000
ProFund VP Short Emerging Markets	112,000	498,000	141,000	398,000	568,000	739,000
ProFund VP Short International	205,000	905,000	258,000	724,000	1,035,000	1,336,000
ProFund VP Short Mid-Cap	35,000	155,000	44,000	123,000	177,000	231,000
ProFund VP Short Nasdaq-100	476,000	2,087,000	595,000	1,669,000	2,386,000	3,075,000
ProFund VP Short Small-Cap	126,000	557,000	158,000	445,000	636,000	823,000
ProFund VP Small-Cap	225,000	992,000	282,000	793,000	1,133,000	1,467,000
ProFund VP Small-Cap Growth	4,000	18,000	5,000	14,000	21,000	30,000
ProFund VP Small-Cap Value	3,000	17,000	4,000	13,000	19,000	28,000
ProFund VP Technology	6,000	27,000	7,000	21,000	30,000	42,000
ProFund VP Telecommunications	2,000	11,000	3,000	9,000	13,000	20,000
ProFund VP UltraBull	100,000	441,000	124,000	352,000	504,000	656,000
ProFund VP UltraMid-Cap	79,000	354,000	100,000	283,000	404,000	528,000
ProFund VP UltraNasdaq-100	1,267,000	5,549,000	1,583,000	4,439,000	6,340,000	8,142,000
ProFund VP UltraShort Dow 30	—	1,000	—	—	1,000	3,000
ProFund VP UltraShort Nasdaq-100	112,000	492,000	139,000	394,000	563,000	730,000
ProFund VP UltraSmall-Cap	114,000	506,000	144,000	404,000	578,000	752,000
ProFund VP U.S. Government Plus	241,000	1,059,000	302,000	846,000	1,210,000	1,559,000
ProFund VP Utilities	8,000	35,000	10,000	28,000	40,000	54,000
	$8,592,000	$37,744,000	$10,753,000	$30,183,000	$43,139,000	$55,609,000

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of September 30, 2022 as follows:

(1)	U.S. Treasury Notes, 2.50%, due 3/31/27, total value $8,767,193.
(2)	U.S. Treasury Notes, 1.125% due 8/31/28, total value $38,532,549.
(3)	U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at 9/30/2022, 3.621%, due 5/15/50, total value $10,969,747.
(4)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.375%, due 7/15/23, total value $30,793,183.
(5)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 2/15/51, total value $44,005,300
(6)	U.S. Treasury Notes, 0.25% to 2.125%, due 2/29/24 to 3/15/24, which had an aggregate value of $56,725,137.